As filed with the Securities and Exchange Commission on April 27, 2006

Registration No. 33-49550/811-5672

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 21 ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 141 ☒

(Check appropriate box or boxes)

WRL SERIES ANNUITY ACCOUNT

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

570 Carillon Parkway

St. Petersburg, Florida 33716

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(727) 299-1800

Darin D. Smith, Esq.

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids I.A. 52499-4240

(Name and Address of Agent for Service)

Copy to:

Fred Bellamy, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:Units of interest in the separate account under flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2006, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on , pursuant to paragraph (a) of Rule 485

WRL FREEDOM BELLWETHER®

VARIABLE ANNUITY

Issued Through

WRL SERIES ANNUITY ACCOUNT

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2006

This prospectus gives you important information about the WRL Freedom Bellwether®, a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain group and individual retirement plans. The Contract is not available in all states.

You can put your money into one or more of the following investment choices. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

The portfolios we currently offer through the subaccounts under this Contract are:

AEGON/TRANSAMERICA SERIES TRUST (ATST) – INITIAL CLASS
AEGON Bond
American Century International
Asset Allocation - Conservative Portfolio
Asset Allocation - Growth Portfolio
Asset Allocation - Moderate Portfolio
Asset Allocation - Moderate Growth Portfolio
International Moderate Growth Fund
Capital Guardian Value
Capital Guardian U.S. Equity
Clarion Global Real Estate Securities
Federated Growth & Income
Great Companies - AmericaSM
Great Companies - TechnologySM
Janus Growth
J.P. Morgan Enhanced Index
Marsico Growth
Mercury Large Cap Value
MFS High Yield
Munder Net50
PIMCO Total Return
Salomon All Cap
T. Rowe Price Equity Income
T. Rowe Price Small Cap
Templeton Great Companies Global
Third Avenue Value
Transamerica Balanced
Transamerica Convertible Securities
Transamerica Equity
Transamerica Growth Opportunities
Transamerica Money Market
Transamerica Small/Mid Cap Value
Transamerica U.S. Government Securities
Transamerica Value Balanced
Van Kampen Mid-Cap Growth

PROFUNDS TRUST(1)
ProFund VP Bull
ProFund VP Money Market
ProFund VP OTC
ProFund VP Short Small-Cap
ProFund VP Small-Cap

(1)	These Portfolios will be available on or about June 12, 2006. Please contact us or your agent regarding their availability after June 12, 2006.

If you would like more information about the WRL Freedom Bellwether®, you can obtain a free copy of the Statement of Additional Information (“SAI”) dated May 1, 2006. Please call us at 1-800-851-9777 (Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern Time), write us at: Western Reserve, Administrative Office—Annuity Department, P.O. Box 9051, Clearwater, Florida 33758-9051* or visit our website at www.westernreserve.com. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The SEC maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the Contract and the funds:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal involve risks, including possible loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AG00628-5/2006

*	Effective July 31, 2006, our mailing address will be changed to 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The Florida address will become the administrative office. See the Glossary in this prospectus for specific definitions of these offices.

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DEFINITION OF SPECIAL TERMS

Accumulation period—The period between the Contract date and the maturity date while the Contract is in force.

Accumulation unit value—An accounting unit of measure we use to calculate subaccount values during the accumulation period.

Administrative office (effective July 31, 2006)—Our administrative office address is P.O. Box 5068, Clearwater, Florida 33758-5068. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777. Our hours are Monday-Friday from 8:30 a.m. – 7:00 p.m. Eastern time. Please do not send any money, correspondence or notices to this office, send them to the mailing address.

Age—The issue age, which is annuitant’s age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term “age” in this prospectus, it has the same meaning as “attained age” in the Contract.

Annuitant—The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.

Annuity unit value—An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

Annuity value—The sum of the separate account value and the fixed account value at the end of any valuation period.

Beneficiary(ies) —The person(s) you elect to receive the death benefit proceeds under the Contract.

Cash value—The annuity value less any applicable premium taxes any loans and unpaid accrued interest, the annual Contract charge, and any rider charges.

Code—The Internal Revenue Code of 1986, as amended.

Contract anniversary—The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date—Generally, the later of the date on which the initial purchase payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months and Contract anniversaries from the Contract date.

Death claim day—Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

Death report day—The valuation date on which we have received both proof of death of an owner who is the annuitant and a beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.

Fixed account—An investment option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

Fixed account value—During the accumulation period, your Contract’s value allocated in the fixed account.

Funds—Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.

In force—Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

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Mailing address – Effective July 31, 2006, our mailing address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Maturity date—The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 90th birthday.

Monthiversary—The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE—New York Stock Exchange.

Nonqualified Contracts—Contracts issued other than in connection with retirement plans.

Owner (you, your)—The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time.

Portfolio—A separate investment portfolio of a fund.

Purchase payments/premium—Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “purchase payment” or “premium” in this prospectus, it has the same meaning as “net payment” in the Contract, which means the purchase payment less any applicable premium taxes.

Qualified Contracts—Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate account—WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

Separate account value—During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

Subaccount—A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

Surrender—The termination of a Contract at the option of an owner.

Valuation date/business date—Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

Valuation period—The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us, our)—Western Reserve Life Assurance Co. of Ohio.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Please read the entire prospectus carefully.

1.	The Annuity Contract

The WRL Freedom Bellwether® is a flexible payment variable accumulation deferred annuity contract (the “Contract”) offered by Western Reserve. It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

The Contract allows you to direct your money into one or more of the subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio’s investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 4%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account. The fixed account is not available in all states.

You can transfer money between any of the investment choices during both the accumulation period and the income phase, subject to certain limits on transfers from the fixed account and certain restrictions on the method of transfers between ProFunds subaccounts and subaccounts investing in funds other than ProFunds.

For an additional charge, you may purchase an Additional Earnings Rider that may provide a supplemental death benefit. You may only add the Additional Earnings Rider when you purchase the Contract. See Section 9. Death Benefit, for details concerning this rider. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider described in this prospectus.

The Guaranteed Minimum Income Benefit Rider is no longer available for new sales, but if you have previously elected the Guaranteed Minimum Income Benefit Rider you can still upgrade.

The Contract, like all deferred annuity contracts, has two phases: the “accumulation period” and the “income phase.” During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2.	Annuity Payments (The Income Phase)

The Contract allows you to receive income after the maturity date under one of several annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time. Generally, you cannot annuitize before your Contract’s fifth anniversary.

3.	Purchase

You can buy this Contract with $25,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation period. We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.

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4.	Investment Choices

You can invest your money in any of the fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses. The portfolios now available to you under the Contract are:

AEGON Bond - Initial Class

American Century International - Initial Class

Asset Allocation - Conservative Portfolio - Initial Class

Asset Allocation - Growth Portfolio - Initial Class

Asset Allocation - Moderate Portfolio - Initial Class

Asset Allocation - Moderate Growth Portfolio - Initial Class

International Moderate Growth Fund - Initial Class

Capital Guardian U.S. Equity - Initial Class

Capital Guardian Value - Initial Class

Clarion Global Real Estate Securities - Initial Class

Federated Growth & Income - Initial Class

Great Companies - AmericaSM - Initial Class

Great Companies - TechnologySM - Initial Class

Janus Growth - Initial Class

J.P. Morgan Enhanced Index - Initial Class

Marsico Growth - Initial Class

Mercury Large Cap Value - Initial Class

MFS High Yield - Initial Class

Munder Net50 - Initial Class

PIMCO Total Return - Initial Class

Salomon All Cap - Initial Class

T. Rowe Price Equity Income - Initial Class

T. Rowe Price Small Cap - Initial Class

Templeton Great Companies Global - Initial Class

Third Avenue Value - Initial Class

Transamerica Balanced - Initial Class

Transamerica Convertible Securities - Initial Class

Transamerica Equity - Initial Class

Transamerica Growth Opportunities - Initial Class

Transamerica Money Market - Initial Class

Transamerica Small/Mid Cap Value - Initial Class

Transamerica U.S. Government Securities - Initial Class

Transamerica Value Balanced - Initial Class

Van Kampen Mid-Cap Growth - Initial Class

ProFund VP Bull(1)

ProFund VP Money Market(1)

ProFund VP OTC(1)

ProFund VP Short Small-Cap(1)

ProFund VP Small-Cap(1)

(1)	The ProFunds Trust portfolios permit frequent transfers and investors in these portfolios may bear the additional costs and investment risks of frequent transfers. These Portfolios will be available on or about June 12, 2006. Please contact us or your agent regarding their availability after June 12, 2006. These Portfolios will be available on or about June 12, 2006.

Please contact our administrative office at 1-800-851-9777 (Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

You can also allocate your purchase payments to the fixed account. The fixed account is not available in all states. If your Contract was issued in New Jersey or Washington, you may not direct or transfer any money to the fixed account.

Transfers. You have the flexibility to transfer assets within your Contract. During the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions and charges apply.

5.	Expenses

We do not take any deductions for sales charges from purchase payments at the time you buy the Contract. You generally invest the full amount of each purchase payment in one or more of the investment choices.

During the accumulation period and the income phase (if you elect a variable annuity payment option), we deduct a daily mortality and expense risk charge of 1.25% and a daily administrative charge of 0.15% annually from the money you have invested in the subaccounts.

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. This charge will not increase after you purchase the rider. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We do not assess this charge during the income phase. This rider is not available in all states.

During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender.

We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

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If you take a Contract loan, we will impose a $30 loan processing fee. Only certain types of qualified Contracts can take Contract loans. This fee is not applicable in all states.

We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your purchase payment(s), if you surrender the Contract or partially withdraw its value, if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Contract Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

See Section 10. Other Information - Distribution of the Contracts for information concerning compensation we pay our agents for the sale of the Contracts.

6.	Taxes

The Contract’s earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the “investment in the contract” has been fully recovered. Different tax consequences may apply for a qualified Contract. If you are younger than 59 1/2 when you take money out of a Contract, you may be charged a 10% federal penalty tax on the amount you must report as taxable income.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial withdrawal or complete surrender.

7.	Access to Your Money

You can take some or all of your money out anytime during the accumulation period. Unless we otherwise consent, you may not take a partial withdrawal if it reduces the cash value below $25,000. No partial withdrawals may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. Other restrictions and withdrawal charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out. No withdrawal charges apply.

Partial withdrawals may reduce the death benefit and the Additional Earnings Rider benefit by more than the amount withdrawn.

8.	Performance

The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in the SAI. Past performance does not guarantee future results.

9.	Death Benefit

If you are both an owner and the annuitant and you die before the maturity date, your beneficiary will receive the death benefit proceeds. If your sole beneficiary is your surviving spouse (and you are the owner/annuitant), then your surviving spouse may elect to continue the Contract. If your surviving spouse elects continuation, we will adjust the annuity value as of the death report day to equal the death benefit proceeds on the death report day. Death benefit provisions may vary by state.

If you are named only as an owner, and you die before the annuitant and before the maturity date, and if your surviving spouse is the successor owner, then the Contract continues. However, the annuity value is not increased to equal the death benefit proceeds.

If you name different persons as owner and annuitant, you can affect whether the death benefit proceeds are payable and who will receive them. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

Payments upon death are subject to certain distribution requirements under the Code. See the SAI for more details.

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If the annuitant who is an owner dies before the maturity date and if a death benefit is payable, the death benefit proceeds will be the greatest of:

•	the annuity value of your Contract on the death report day;

•	the total purchase payments you make to the Contract, reduced by partial withdrawals, credited with 5% on each Contract anniversary (until the annuitant turns age 80), up to a maximum of 200% of total purchase payments less withdrawals. (Please note that the 5% credit is not available in all states.); or

•	the highest annuity value of your Contract on any Contract anniversary between May 1, 2000 or the Contract date (as shown on your Contract schedule page), if later, and the earlier of:

•	the annuitant’s date of death; or

•	the Contract anniversary nearest the annuitant’s 80th birthday. This benefit terminates at age 80.

The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken since the Contract anniversary with the highest annuity value.

An additional death benefit may be payable if you purchase the Additional Earnings Rider and it is in effect at the time the death benefit proceeds become payable. You may only select the Additional Earnings Rider if you are both the owner and the annuitant (except in the case of a trust or employee-sponsored plan). Unless we otherwise consent, we reserve the right to limit the number of Additional Earnings Riders that you may purchase to one per annuitant. See Section 9. Death Benefit— Additional Earnings Rider for details.

The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Section 2. Annuity Payments (The Income Phase)—Fixed Annuity Payment Options and Variable Annuity Payment Options for a description of the annuity payment options. Not all payment options provide for the payment of a death benefit.

10.	Other Information

Right to Cancel Period. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your original signature written notice of cancellation and the returned Contract. A faxed version or a copy of the written notice of cancellation will not be sufficient for us to pay a refund. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Who Should Purchase the Contract? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.

Additional Features. This Contract has additional features that might interest you. These include the following:

•	Systematic Partial Withdrawals: You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your Contract is in the accumulation period. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

•	Dollar Cost Averaging: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the Transamerica Money Market subaccount or AEGON Bond subaccount to your choice of subaccounts (except for ProFunds subaccounts). Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

•	Asset Rebalancing: We will, upon your request, automatically transfer amounts periodically among the subaccounts (except for ProFunds subaccounts) on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

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•	Telephone, Fax and Internet Transactions: You may make transfers, withdrawals and/or change the allocation of additional purchase payments by telephone or fax. You may also make transfers and change premium payment allocations through our website – www.westernreserve.com. Internet transactions are not available for transfers and changes in premium payment allocation involving the fixed account. Transfer orders made in writing, by telephone, by facsimile, or via the Internet must be received before the close of our business day, which is the same as when the NYSE closes, usually 4:00 p.m. Eastern Time. Transfer orders received at our administrative office before the NYSE closes are priced using the subaccount accumulation unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern Time). If we receive a transfer order at our administrative office after the NYSE closes for normal trading, we will process the order using the subaccount accumulation unit value determined at the close of the next regular business session of the NYSE. Restrictions apply to transfers involving the ProFunds subaccounts.

•	Contract Loans (for certain qualified Contracts): If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. Penalties may apply if you fail to comply with required restrictions. See Section 7. Access to Your Money—Contract Loans for Certain Qualified Contracts for details.

•	Guaranteed Minimum Death Benefit Features:

•	Additional Benefits with Spousal Continuation: If an owner who is the annuitant dies before the maturity date, and if the surviving spouse of the deceased owner is the sole beneficiary, then the surviving spouse may continue the Contract as sole owner and annuitant. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse. If the surviving spouse is the sole beneficiary and elects to continue the Contract, we will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day.

•	Additional Death Benefit on Beneficiary’s Death: If an owner who is the annuitant dies before the maturity date, and the deceased owner’s spouse is not named as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit under the Contract if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

•	Multiple Beneficiaries: If an owner who is the annuitant dies before the maturity date, and the deceased owner has named multiple beneficiaries, each beneficiary may choose individually how he or she wants to receive his/her portion of the death benefit proceeds.

•	Additional Earnings Rider: You may add this rider for an additional charge only when you purchase the Contract and if you and the annuitant are age 75 or younger. It may provide you with a supplemental death benefit to help offset the taxes typically due on annuity death benefits. The Additional Earnings Rider may continue with the Contract if the surviving spouse elects to continue the Contract. If the Additional Earnings Rider is attached to a Contract with multiple beneficiaries, and the death benefit proceeds are payable to the beneficiaries, then each beneficiary may choose individually whether to receive any benefit under the Additional Earnings Rider as of the death report day (and thereby terminate the rider), or continue the rider (with fees) and have any benefit under the Additional Earnings Rider paid on that beneficiary’s death. This rider is not available in all states and may vary by state. We recommend that you consult your tax advisor before you purchase this rider.

These features are not available in all states, may vary by state and may not be suitable for certain qualified Contracts or in your particular situation. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider or feature described in this prospectus.

Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract for details.

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Scheduled Financial Transaction Processing. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial withdrawals, dollar cost averaging and asset rebalancing.

A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

Other Contracts. We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777 (Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern Time).

Financial Information. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts available through this Contract.

11.	Inquiries

If you need additional information or want to make a transaction, please contact us at:

Western Reserve Life

Administrative Office

Attention: Annuity Department

P. O. Box 9051

Clearwater, FL 33758-9051

1-800-851-9777

(Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time)

www.westernreserve.com

Or write to us at our mailing address (effective July 31, 2006):

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, IA 52406-3183

Overnight Address:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

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ANNUITY CONTRACT FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, partially withdraw or completely surrender the Contract, or transfer annuity value between the subaccounts and/or the fixed account. State premium taxes may also apply.

Owner Transaction Expenses
Sales Load on Purchase Payments	None
Maximum Withdrawal Charge (as a % of purchase payments)(1)	None
Transfer Charge(2)	$10 after 12 per year
Loan Processing Fee(3)	$30 per loan

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

Annual Contract Charge(4)	$30 per Contract year
Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)
Mortality and Expense Risk Charge(5)	1.25%
Administrative Charge(5)	0.15%
Total Separate Account Annual Expenses	1.40%
Annual Optional Rider Fees:
Additional Earnings Rider Charge(6)	0.35%

The next table shows the lowest and highest total operating expenses charged by the portfolios for the fiscal year ended December 31, 2005. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses	0.40%	1.90%

Examples of Maximum Charges

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the highest costs of investing in the Contract, including Contract owner transaction expenses, the annual Contract charge, separate account charges, the highest charge for the optional Additional Earnings Rider, and highest Annual Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

Example(7)	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period	$375	$1142	$1935	$4034
If you annuitize* or remain invested in the Contract at the end of the applicable time period	$375	$1142	$1935	$4034

*	You cannot annuitize your Contract before your Contract’s fifth anniversary.

For information concerning compensation paid for the sale of the Contracts, see “Distribution of the Contracts.”

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(1)	We will deduct from any payment for a partial or complete surrender the charge for any extraordinary expenses we incur for expediting delivery of the payment of your partial or complete surrender – such as for wire transfers or overnight mail expenses. We charge $25 for a wire transfer and $20 ($30 for a Saturday delivery) for an overnight delivery.

(2)	There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

(3)	Loans are available only for certain qualified Contracts. The loan processing fee is not applicable in all states.

(4)	We may waive the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

(5)	These charges are assessed on assets in each subaccount. They do not apply to the fixed account. These charges apply during the accumulation period; they also apply during the income phase if you elect variable annuity income payments.

(6)	This rider is optional. You may only add this rider when we issue the Contract. If you add it, we will impose during the accumulation period an annual rider charge equal to 0.35% of your Contract’s annuity value on each rider anniversary and pro rata on the termination date of the rider (including contract surrender). The charge will not increase once the rider has been issued. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. This rider is not available in all states.

(7)	The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $30 is reflected as an annual charge of 0.04% that is determined by dividing the total Contract charges collected during 2005 by total average net assets attributable to the Contract during 2005. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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1.	THE ANNUITY CONTRACT

This prospectus describes the WRL Freedom Bellwether® variable annuity contract offered by Western Reserve.

An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 below.) Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

It is a “flexible payment” Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.

The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon the performance of your investment choices for the income phase.

The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 4% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

The fixed account is not available in all states. If your Contract was issued in New Jersey or Washington, you may not direct or transfer any money to the fixed account.

2.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant’s 90th birthday. The maturity date may be earlier for qualified Contracts.

Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. As of the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.

Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. As of the maturity date and so long as we agree, you may elect a different annuitant or add a joint annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.

Supplemental Contract. Once you annuitize and if you have selected a fixed annuity payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

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Annuity Payment Options Under the Contract

The Contract provides several annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

We will use your “annuity proceeds” to provide these payments. The “annuity proceeds” is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

Fixed Annuity Income Payments. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

•	The amount of the annuity proceeds on the maturity date;

•	The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and

•	The specific payment option you choose.

Variable Annuity Income Payments. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract’s assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract’s assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the dollar amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the dollar amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the mortality and expense risk charge of 1.25% annually and the administrative charge of 0.15% annually) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.

If you elect a variable annuity payment option, we deduct a daily mortality and expense risk charge of 1.10% annually and an administrative charge at 0.15% annually from your subaccount assets.

The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.

Fixed Annuity Payment Options

Payment Option A — Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

Payment Option B — Life Income: Fixed Payments

•	No Period Certain: We will make level payments only during the annuitant’s lifetime;

•	10 Years Certain: We will make level payments for the longer of the annuitant’s lifetime or 10 years; or

•	Guaranteed Return of Annuity Proceeds: We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

Payment Option C — Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

For more information on how the fixed annuity payments are determined, see the SAI.

Variable Annuity Payment Options

Payment Option D — Variable Life Income. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

•	No Period Certain: We will make variable payments only during the annuitant’s lifetime; or

•	10 Years Certain: We will make variable payments for the longer of the annuitant’s lifetime or 10 years.

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Payment Option E — Variable Joint and Survivor Life Income. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with us.

If your contract is a qualified contract, payment option A may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

Note Carefully: The death benefit payable after the maturity date will be affected by the annuity option you choose.

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and

•	the annuitant(s) dies, for example, before the due date of the second annuity payment;

THEN:

•	we may make only one annuity payment and there will be no death benefit payable.

IF:

•	you choose Fixed Installments, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their value (determined at the date of death) may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant’s address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant’s current address of record.

3.	PURCHASE

Contract Issue Requirements

We will issue a Contract if:

•	we receive the information we need to issue the Contract;

•	we receive a minimum initial purchase payment (except for 403(b) Contracts); and

•	you and the annuitant are age 85 or younger.

Purchase Payments

You should make checks or drafts for purchase payments payable only to “Western Reserve” and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

Initial Purchase Requirements

The initial purchase payment for most Contracts must be at least $25,000. We will credit your initial purchase payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office. If we are unable to credit your initial purchase payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us (or your agent) to keep it. We will credit your initial purchase payment as soon as we receive all necessary application information.

The date on which we credit your initial purchase payment to your Contract is generally the Contract date. If the date we credit your premium to the contract falls on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

Generally, we will credit your initial purchase payment at the accumulation unit value computed at the end of the business day on which we receive it and have all necessary application information at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your initial purchase payment and complete application after the close of our business day, we will calculate and credit it as of the close of the next business day.

Although we do not anticipate delays in processing your application, we may experience delays if agents fail to forward applications and purchase payments to our administrative office in a timely manner.

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If you wish to make purchase payments by bank wire, please contact our administrative office at 1-800-851-9777 (Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time.

We may reject any application or purchase payment for any reason permitted by law.

Additional Purchase Payments

You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept purchase payments by bank wire or by check. Additional purchase payments must be at least $50 ($1,000 if by wire). We will credit any additional purchase payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your purchase payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

Maximum Annual Purchase Payments

We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.

Allocation of Purchase Payments

On the Contract date, we will allocate your purchase payment to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments as you selected on your application, unless you request a different allocation.

You may change allocations for future additional purchase payments by writing to or telephoning the administrative office or by visiting our website – www.westernreserve.com, subject to the limitations described under Section 4. Investment Choices – Telephone, Fax and Internet Transactions. The allocation change will apply to purchase payments received after the date we receive the change request at our administrative office.

You should review periodically how your payments are divided among the subaccounts because market conditions and your overall financial objectives may change.

Right to Cancel Period

You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive (at our administrative office) your written notice of cancellation and the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Annuity Value

You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each business day and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

Accumulation Units

We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount’s accumulation unit value as of the end of that valuation date. If you withdraw or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge, or any Additional Earnings Rider charge, we subtract accumulation units from the subaccounts using the same method.

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Each subaccount’s accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and the fees and expenses of the underlying portfolio and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4.	INVESTMENT CHOICES

The Separate Account

Currently the following underlying fund portfolios are offered through this Contract.

AEGON/TRANSAMERICA SERIES TRUST - INITIAL CLASS

Subadvised by J.P. Morgan Investment Advisors, Inc(1)

AEGON Bond

Subadvised by American Century Global Investment Management, Inc.

American Century International

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by Capital Guardian Trust Company

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities(2)

Subadvised by Federated Equity Management Company of Pennsylvania

Federated Growth & Income

Subadvised by Great Companies, L.L.C.

Great Companies – AmericaSM

Great Companies – TechnologySM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Columbia Management Advisors, LLC(3)

Marsico Growth

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Munder Capital Management

Munder Net50

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management, Inc

Salomon All Cap

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Subadvised by Great Companies L.L.C. and Templeton Investment Counsel, LLC

Templeton Great Companies Global

Subadvised by Third Avenue Management LLC

Third Avenue Value

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Small/Mid Cap Value

Transamerica U.S. Government Securities

Transamerica Value Balanced

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Mid-Cap Growth(4)

ProFunds Trust(5)

Managed by ProFund Advisors LLC

ProFund VP Bull

ProFund VP Money Market

ProFund VP OTC

ProFund VP Short Small-Cap

ProFund VP Small-Cap

(1)	Formerly known as Banc One Investment Advisors Corporation.

(2)	Formerly known as Clarion Real Estate Securities.

(3)	Formerly known as Banc of America Capital Management, LLC.

(4)	Formerly known as Van Kampen Emerging Growth.

(5)	The ProFunds Trust portfolios permit frequent transfers and investors in these portfolios may bear the additional costs and investment risks of frequent transfers. These Portfolios will be available on or about June 12, 2006. Please contact us or your agent regarding their availability after June 12, 2006. These Portfolios will be available on or about June 12, 2006.

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The following subaccount is closed to new investment as of December 12, 2005:

AEGON/Transamerica Series Trust – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Mid Cap Value

The following portfolios are available for investment only to Contract owners who purchased their Contract before May 1, 2003.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Equity-Income Portfolio

VIP Growth Opportunities Portfolio

The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to the portfolios offered by this prospectus.

There is no assurance that a portfolio will achieve its stated objective(s). More detailed information may be found in the fund prospectuses that accompany this prospectus. You should read the fund prospectuses carefully before you invest.

Please contact our administrative office at 1-800-851-9777 (Monday—Friday 8:30 a.m. —7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes to allocations of new premiums by existing owners or new Contract owners at any time, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios or portfolio classes may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by applicable law.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Western Reserve, and Western Reserve may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the portfolio or its service providers, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Contracts. (See Revenue We Receive.) We have included the ATST portfolios at least in part because they are managed by Transamerica Fund Advisers, Inc., our directly owned subsidiary.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Contract resulting from the performance of the Portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

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The Fixed Account

Purchase payments you allocate and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 4% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year, but will never be less than 4% per year

Any money you allocate or transfer to the fixed account will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase.

When you request a transfer, or if we consent to a partial withdrawal from the fixed account, we will account for it on a first-in, first-out (“FIFO”) basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once during each Contract year, subject to certain restrictions. You may not transfer money between the fixed account and the subaccounts during the income phase. You may not make partial withdrawals from the fixed account unless we consent.

Transfers

During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program.

Currently, we allow you to transfer up to 100% of the amount in the fixed account. However, we reserve the right to require that you comply with one or more of the following:

•	That you only make one transfer per Contract year. This restriction does not apply if you have selected dollar cost averaging.

•	That you request transfers from the fixed account in writing;

•	That you only make transfers from the fixed account during the 30 days following each contract anniversary; and

•	That you limit the maximum amount you transfer from the fixed account to the greater of:

1)	25% of the amount in the fixed account; or

2)	the amount you transferred from the fixed account in the immediately prior Contract year.

Before affecting any of these requirements, we will notify you in writing, and they will apply uniformly to all Owners.

Except when used to make purchase payments, we may also defer payment of any amounts from the fixed account for no longer than six months after we receive written notice of your request for the transfer. Transfers from the fixed account are not available through our Internet website.

During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account during the income phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to one per Contract year.

The fixed account is not available in all states. If your Contract was issued in New Jersey or Washington, you may not transfer any of their Contract value to the fixed account.

Transfers may be made by telephone, fax, mail or Internet, subject to limitations described under Section 4. Investment Choices – Telephone, Fax and Internet Transactions. We consider all transfers made in any one day to be a single transfer.

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If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, internet, or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office at or after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

Market Timing and Disruptive Trading

The market timing policy and the related procedures (discussed below) do not apply to the ProFunds Trust (ProFunds) subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the ProFunds subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all contract owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us (except in the ProFunds subaccounts as discussed above) if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction. As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We

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may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some contract owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such contract owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other contract owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of

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their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Contract owners should be aware that we may not have the contractual ability or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, contract owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Contract owners should be aware that we expect to be contractually obligated to prohibit transfers by contract owners identified by an underlying fund portfolios and to provide contract owner transaction data to the under lying fund portfolios.

Omnibus Orders. Contract owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

ProFunds Subaccounts. The restrictions above do not apply to ProFunds subaccounts. However, you may only transfer between ProFunds subaccounts and non-ProFunds subaccounts by sending us your written request, with original signature authorizing each transfer, through standard U.S. Postal Service first class mail (no expedited transfers). Transfers that involve only the ProFunds subaccounts may generally use expedited transfer privileges.

Because the above restrictions do not apply to the ProFunds subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

Dollar Cost Averaging Program

Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the WRL Transamerica Money Market subaccount, the WRL AEGON Bond subaccount or any combination of these accounts to a different subaccount (except for ProFunds subaccounts). You may specify the dollar amount to be transferred monthly; however, you must transfer a total of $1,000 monthly ($500 for New Jersey residents). To qualify, a minimum of $25,000 must be in each subaccount from which we make transfers.

You may request dollar cost averaging at any time. To enter into dollar cost averaging, you must submit a completed request form, signed by the owner, to us at our administrative office. There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.

If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

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We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

Dollar Cost averaging will terminate if we receive (at our administrative office) your request to cancel your participation or the value in the account from which we make the transfers is depleted.

Asset Rebalancing Program

During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts (except for ProFunds subaccounts) to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, please send a request form to our administrative office. To end participation in asset rebalancing, please call or write to our administrative office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in the dollar cost averaging program or systematic partial withdrawal program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer, or if we receive your request to discontinue participation at our administrative office. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

To qualify for asset rebalancing, a minimum annuity value of $25,000 for an existing Contract, or a minimum initial purchase payment of $25,000 for a new Contract, is required. Any annuity value in the fixed account value may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

Telephone, Fax and Internet Transactions

You may make transfers, change the allocation of additional purchase payments and request partial withdrawals by telephone. Telephonic partial withdrawals are not allowed in the following situations:

•	for qualified Contracts (except IRAs);

•	if the amount you want to withdraw is greater than $50,000; or

•	if the address of record has been changed within the past 10 days.

Upon instructions from you, the registered representative/agent of record for your Contract may also make telephonic transfers or partial withdrawals for you. If you do not want the ability to make transfers or partial withdrawals by telephone, you should notify us in writing.

You may make telephonic transfers, allocation changes or request partial withdrawals by calling our toll-free number: 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. Telephone transfers for contracts owned by trusts will only be allowed if a current trust certification form with a signature guarantee is on file at our administrative office. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent transactions.

Telephone, fax and Internet orders must be received at our administrative office before 4:00 p.m. Eastern Time to receive same-day pricing. Orders received at our office at or after 4:00 p.m. Eastern Time will receive the price computed at the end of the next business day.

Please use the following fax numbers for the following types of transactions:

•	To request a transfer, please fax your request to us at 727-299-1648. We will not be responsible for same-day processing of transfers if you fax your transfer request to a number other than this fax number; and

•	To request a partial withdrawal, please fax your request to us at 727-299-1620. We will not be responsible for same-day processing of partial withdrawals if you fax your partial withdrawal request to a number other than this fax number.

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You may make transfers and change premium allocations through our website – www.westernreserve.com.

We will not be responsible for transmittal problems which are not reported to us by the following business day. Any reports must be accompanied by proof of the faxed transmittal.

We cannot guarantee that telephone, fax or Internet transactions will always be available. For example, our administrative office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or shutdowns may prevent or delay our receipt of your order or request.

In addition, you should protect your personal identification number (“PIN”) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.

We may discontinue the availability of telephone, fax or Internet transactions at any time.

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Contracts. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5.	EXPENSES

There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period. The charges we deduct are used to pay aggregate Contract costs and expenses that we incur in providing the services and benefits under the Contract and assuming the risks associated with the Contract and riders. The charges may result in a profit to us.

Partial Withdrawals and Complete Surrenders

During the accumulation period, you can withdraw part or all of the cash value. We will not deduct any withdrawal charges. Cash value is the annuity value less the annual Contract charge, any loans and unpaid interest, any rider charges and any premium taxes. Partial surrenders may be subject to tax and a penalty may apply.

Mortality and Expense Risk Charge

We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net assets that you have invested in each subaccount. This charge is deducted daily from the subaccounts during the accumulation period. If you elect variable annuity income payments, we will continue to deduct this charge during the income phase.

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If these charges do not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if these charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges. We may use any profits to cover distribution costs.

Administrative Charge

We deduct an annual administrative charge to partially cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.15% per year of the daily net assets that you have invested in each subaccount. If you elect variable annuity income payments, we will continue to deduct this charge during the income phase.

Additional Earnings Rider Charge

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider, including Contract surrender. We do not assess this charge during the income phase.

Annual Contract Charge

We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct the charge to cover our costs of administering the Contract.

Transfer Charge

You are generally allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. There is no charge for transfers from the fixed account, however, they will be counted towards the 12 free transfers allowed per Contract year. We do not currently charge for Internet transfers, although we reserve the right to do so in the future. We deduct the charge to compensate us for the cost of processing the transfer.

Loan Processing Fee

If you take a Contract loan, we will impose a $30 loan processing fee. We deduct this fee from the loan amount. This fee is not applicable in all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only certain types of qualified Contracts can take Contract loans.

Premium Taxes

Some states assess premium taxes on the purchase payments you make. A premium tax is a regulatory tax that some states assess on the purchase payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each purchase payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

•	you elect to begin receiving annuity payments;

•	you surrender the Contract;

•	you request a partial withdrawal; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as wire transfers and overnight delivery.

Portfolio Management Fees

The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is found in the Annuity Contract Fee Table section of this prospectus and in the fund prospectuses.

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Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from the assets of some portfolios for providing shareholder support services to the portfolios. In addition, we and our affiliates, including the principal underwriter for the Contracts, may receive compensation related to separate account operations from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. Such compensation may range up to 0.40% of the value of the assets of the particular portfolios attributable to the Contract. Some advisers, administrators, distributors or portfolios may be affiliated with us and some may pay us (and our affiliates) more than others.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. Our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the Contracts, receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable annuity products are then credited to us as an administrative expense. These fees range from 0.10% to 0.25% of the average daily assets of the certain portfolios attributable to the Contracts and to certain other variable annuity and insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Service Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular portfolios attributable to the Contract and to certain other variable annuity and insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Western Reserve and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.00	%(2)
ProFunds	0.25%
Variable Insurance Products Fund (Fidelity)	0.50	%(3)

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this contract and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

(3)	We receive this percentage once $100 million in fund shares are held by the subaccounts of Western Reserve and its affiliates.

•

Other payments. We and our affiliates, including Transamerica Capital, Inc. (“TCI”), InterSecurities, Inc. (“ISI”), and World Group Securities (“WGS”), also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of fund assets. Certain advisers and sub-advisers of the underlying portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may pay ISI varying amounts to obtain access to ISI’s wholesaling and selling representatives; (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other

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compensation as an incentive to market the portfolios and to cooperate with their promotional efforts; and (4) may reimburse our affiliated selling firms for exhibit booths and other items at national conferences of selling representatives. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Contract.

For the calendar year ended December 31, 2005, TCI received revenue sharing payments ranging from $3,000 to $112,000 (for a total of $605,041) from the following underlying fund portfolio managers and/or sub-advisers to participate in TCI’s events: Salomon Brothers Asset Management, T. Rowe Price Associates Inc., Transamerica Investment Management, Van Kampen Investments, Janus Capital Management, Jennison Associates, Pacific Investment Management Company LLC, MFS Investment Management, Mercury Advisors, Great Companies LLC and American Century Investment Management.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the Contracts.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Sale of the Contracts” in this prospectus.

6.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of contract—qualified or nonqualified.

You will generally not be taxed on increases in the value of your contract until a distribution occurs (either as a partial withdrawal, surrender, or as annuity payments).

Qualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified contract. There are limits on the amount of contributions you can make to a qualified contract.

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Other restrictions may apply including terms of the plan in which you participate. Optional death benefit features in some cases may exceed the greater of the premium payments or the contract value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the contract in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the contract, if any, comport with IRA qualification requirements.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Partial Withdrawals and Surrenders—Qualified Contracts Generally

There are special rules that govern qualified contracts. Generally, these rules restrict:

•	the amount that can be contributed to the contract during any year;

•	the time when amounts can be paid from the contract; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified contract, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts partially withdrawn or surrendered from the contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain date. The terms of the plan may limit the rights otherwise available to you under the contract. We have provided more information in the SAI.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

You should consult your legal counsel or tax adviser if you are considering purchasing a contract for use with any qualified retirement plan or arrangement.

Partial Withdrawals and Surrenders—403(b) Contracts

The rules described above for qualified contracts generally apply to 403(b) contracts. However, specific rules apply to surrenders from certain 403(b) contracts. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only partially withdraw or surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified contracts generally are taxed in the same manner as surrenders from such contracts. Please refer to the SAI for further information applicable to distributions from 403(b) contracts.

Partial Withdrawals and Surrenders—Nonqualified Contracts

The information above describing the taxation of qualified contracts does not apply to nonqualified contracts. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that partial withdrawal or surrender as first coming from earnings and then from your premium payments. If your contract contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is,

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however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor. When you make a partial withdrawal or surrender you are taxed on the amount of the partial withdrawal or surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals or portions thereof that were not taxable). In general loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that partially withdrawn or surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some partial withdrawals and surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The contract must also meet

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certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the contract to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the contract.

We have the right to modify the contract to meet the regulations of any applicable laws or regulations, including legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the contract.

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7.	ACCESS TO YOUR MONEY

Partial Withdrawals and Complete Surrenders

During the accumulation period, you can have access to the money in your Contract in several ways:

•	by making a withdrawal (either a partial withdrawal or complete surrender); or

•	by taking annuity payments.

If you want to surrender your Contract completely, you will receive cash value, which equals the annuity value of your Contract, minus:

•	any premium taxes;

•	any loans;

•	any unpaid accrued interest;

•	the annual Contract charge; and

•	the pro rata Additional Earnings Rider charge, if applicable.

The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for partial withdrawal or complete surrender at our administrative office, unless you specify a later date in your request.

Unless we otherwise consent, no partial withdrawal is permitted if the withdrawal would reduce the cash value below $25,000. You may not make partial withdrawals from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial withdrawal from each of the investment choices in proportion to the annuity value.

Remember that any partial withdrawal you make will reduce the annuity value. Under some circumstances, a partial withdrawal will reduce the death benefit by more than the dollar amount of the withdrawal. See Section 9. Death Benefit, and the SAI for more details.

Income taxes, federal tax penalties and certain restrictions may apply to any partial withdrawals or any complete surrender you make.

We must receive (at our administrative office) a properly completed surrender request which must contain your original signature. We will accept fax or telephone requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record. The maximum withdrawal amount you may request by fax or telephone is $50,000.

When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

For your protection, we will require a signature guarantee for:

•	all requests for partial withdrawals or complete surrenders over $500,000;

•	where the partial withdrawal or surrender proceeds will be sent to an address other than the address of record; or

•	any request for partial withdrawal or complete surrender within 10 days of our receipt of an address change.

All signature guarantees must be made by:

•	a national or state bank;

•	a member firm of a national stock exchange; or

•	any institution that is an eligible guarantor under SEC rules and regulations.

Notarization is not an acceptable form of signature guarantee.

If the Contract’s owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any withdrawal. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time).

Delay of Payment and Transfers

Payment of any amount due from the separate account for a partial withdrawal, a complete surrender, a death benefit, loans, or on the death of the owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

•	the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

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In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial withdrawals, complete surrenders, death benefits and loan amounts from the fixed account for up to six months.

If mandated under applicable law or by regulation, we may be required to reject a purchase payment . We may be required to provide additional information about you or your account to governmental regulators. In addition, we may be required to block a Contract owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, annuity payments or death benefits until instructions are received from the appropriate regulators.

Systematic Partial Withdrawals

During the accumulation period, you can elect to receive regular payments from your Contract by using systematic partial withdrawals. Unless you specify otherwise, we will deduct systematic partial withdrawal amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial withdrawal. Payments are made monthly, quarterly, semi-annually or annually, in equal payments of at least $200 ($50 if by direct deposit). Your initial purchase payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial withdrawal if the annuity value for the entire Contract would be reduced below $25,000. No systematic partial withdrawals are permitted from the fixed account without our prior consent.

There is no charge for taking systematic partial withdrawals. You may stop systematic partial withdrawals at any time, but we must receive written notice at least 30 days at our administrative office prior to the date systematic partial withdrawals are to be discontinued. We reserve the right to discontinue offering systematic partial withdrawals 30 days after we send you written notice.

You can take systematic partial withdrawals during the accumulation period only. On the maturity date, you must annuitize the Contract and systematic partial withdrawal payments must stop.

Income taxes, federal tax penalties and other restrictions may apply to any systematic partial withdrawal you receive.

Contract Loans for Certain Qualified Contracts

You can take Contract loans during the accumulation period after the right to cancel period has expired when the Contract is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per Contract year). No additional loans will be allowed if there is a defaulted loan. There can be no more than two outstanding loans at any given time.

The maximum amount you may borrow against the Contract is the lesser of:

•	50% of the annuity value; or

•	$50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employee Retirement Income Security Act of 1974 (“ERISA”). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated.

Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans and the tax rules applicable to loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account

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and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current purchase payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan amount no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

You can repay any Contract loan in full:

•	while the Contract is in force; and

•	during the accumulation period.

Note Carefully: If you do not repay your Contract loan, we will deduct an amount equal to the unpaid loan balance plus any unpaid accrued interest from:

•	the amount of any death benefit proceeds;

•	the amount we pay upon a partial withdrawal or complete surrender; or

•	the amount we apply on the maturity date to provide annuity payments.

You must pay interest on the loan at the rate of 6% per year. You are responsible for determining whether this interest rate is reasonable under ERISA. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

•	in level quarterly or monthly payments over a 5-year period; or

•	over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

An extended repayment period cannot go beyond the year you turn 70 1/2.

IF:

•	a repayment is not received within 31 days from the original due date;

THEN:

•	under federal tax law you will be treated as having a deemed distribution of all Contract loans and unpaid accrued interest and any applicable charges.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 403(b) of the Code.

You may fax your loan request to us at 727-299-1620.

The loan date is the date we process the loan request. We charge a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). For your protection, we will require a signature guarantee for any loan request within 30 days of an address change. We reserve the right to limit the number of Contract loans to one per Contract year.

Contract loans may not be available in all states.

8.	PERFORMANCE

We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense charge, the administrative charge and the annual Contract charge. Charges for the optional Additional Earnings Rider are not deducted. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

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Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

The ATST fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the ATST fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the “Similar Sub-Adviser Funds.” None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The similar Sub-Adviser Funds are not available for investment under the Contract.

The SAI contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9.	DEATH BENEFIT

Payments on Death

We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both an owner and annuitant, and you die during the accumulation period (that is before the maturity date). A beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option, to continue the Contract in the accumulation period for a specified number of years, or to receive a lump sum payment. Death benefit provisions may vary from state to state.

If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary’s interest within 5 years of the owner’s death, and the default option for qualified Contracts is payout over a beneficiary’s life expectancy. Please see Alternate Payment Elections Before the Maturity Date below for details.

Payments upon death are subject to certain distribution requirements under the Code. See the SAI for more details.

An additional death benefit may be payable if the Additional Earnings Rider was purchased and is in effect at the time the death benefit proceeds become payable. See Additional Earnings Rider below for details.

Before the Maturity Date. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:

IF:

•	an owner and the annuitant ARE the same person, and that person dies;

THEN:

•	we pay the death benefit proceeds to the beneficiaries, if alive, and, in some cases, reset the death benefit(1)(2)(4)(8). If the sole beneficiary is the surviving spouse, he or she may continue the Contract with a reset death benefit and the annuity value adjusted to equal the death benefit proceeds (3).

IF:

•	the surviving spouse who continued the Contract dies

THEN:

•	we pay the death benefit proceeds to the beneficiaries, if alive(1)(2)(3)(4)(8), otherwise to the estate of the surviving spouse.

IF:

•	an owner and the annuitant ARE NOT the same person, and an annuitant dies first

THEN:

•	an owner becomes the annuitant and the Contract continues.

IF:

•	an owner and the annuitant ARE NOT the same person, and an owner dies first

THEN:

•	we pay the cash value to the successor owner named by the deceased owner (1)(5)(6)(7), or if the successor owner is the surviving spouse, then the Contract continues with the surviving spouse as the new owner(5).

(1)	The Code requires that payment to the beneficiaries or successor owners be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date below.

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(2)	If no beneficiary is alive on the death report day, then the death benefit proceeds are paid to the owner’s estate. If the sole beneficiary was living on the owner’s date of death, but died before the death report day, the death benefit is paid to the owner’s estate, not to the beneficiary’s estate.

(3)	If the sole beneficiary is the deceased owner’s surviving spouse, then the surviving spouse may elect to continue the Contract in force as the new owner and annuitant. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will reset the age used in the death benefit provisions under the continuing Contract as of the death report day so that the death benefit is based on the age of the surviving spouse. Consequently, the phrase “the annuitant’s 80th birthday” will refer to the age of the surviving spouse. If the surviving spouse is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the surviving spouse by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent purchase payments and subtracting the total partial withdrawals following the death report day of the first deceased owner.

(4)	If a beneficiary elects to receive his or her portion of the death benefit proceeds within five years of the date of death of the annuitant or over a period that does not exceed such beneficiary’s life expectancy (the “distribution period”), then the Contract will continue with some modifications until the end of the elected distribution period. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit if such beneficiary dies during the distribution period, and we will revise the way we calculate the death benefit so that it is based on the age of such beneficiary. The Contract will terminate at the end of the distribution period.

(5)	If the successor owner is alive and is the deceased owner’s surviving spouse at the time of the deceased owner’s death, then the Contract will continue with the spouse as the new owner.

(6)	If the successor owner is not the deceased owner’s surviving spouse, then any living successor owner must receive the cash value in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.

(7)	If no successor owner is alive, the owner’s estate will become the new owner and the cash value must be distributed within 5 years of the deceased owner’s death.

(8)	If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.

Different rules apply if the owner, successor owner or beneficiary is not a natural person. Please consult the SAI, your Contract or your agent for more details.

After the Maturity Date. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Section 2. Annuity Payments (The Income Phase) - Fixed Annuity Payment Options and Variable Annuity Payment Options. Not all payment options provide for a death benefit.

If an annuitant dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant’s death.

Amount of Death Benefit Before the Maturity Date

Death benefit provisions may differ from state to state. The death benefit proceeds may be paid as a lump sum; as substantially equal payments while the Contract continues in the accumulation period for a specified number of years; or as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the death benefit proceeds will be the greatest of the following:

•	the annuity value of your Contract on the death report day;

•	the total purchase payments you make to the Contract, reduced by any partial withdrawals, credited with 5% on each Contract anniversary (until you turn age 80), up to a maximum of 200% of total purchase payments less withdrawals. (Please note that the 5% credit is not available in all states); or

•	the highest annuity value on any Contract anniversary between May 1, 2000, or your Contract date (as shown on your Contract schedule page), if later, and the earlier of:

•	the annuitant’s date of death; or

•	the Contract anniversary nearest the annuitant’s 80th birthday. This benefit terminates at age 80.

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The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken following the Contract anniversary date with the highest annuity value. The adjusted partial withdrawal is equal to (a) times (b) where:

(a)	is the ratio of the death benefit to the partial withdrawal is processed, but prior to the processing; and

(b)	is the amount of the partial withdrawal.

The death benefit proceeds are reduced by any outstanding Contract loans and premium taxes due.

The death benefit proceeds are not payable after the maturity date.

Guaranteed Minimum Death Benefit Features

Additional Benefits with Spousal Continuation. If an owner who is the annuitant dies before the maturity date, and if the surviving spouse of the deceased owner is the sole beneficiary who elects to continue the Contract, then the Contract continues with the surviving spouse as sole owner and annuitant. We will increase the annuity value of the Contract as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

If an owner who is not the annuitant dies before an annuitant and before the maturity date, and if the deceased owner’s surviving spouse is the successor owner, the Contract continues with the surviving spouse as the new owner. However, we will not increase the annuity value to equal the death benefit proceeds.

Additional Death Benefit on Beneficiary’s Death. If an owner who is the annuitant dies before the maturity date, and if the deceased owner’s spouse is not named as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed the beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

Alternate Payment Elections Before the Maturity Date

If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:

1.	within 5 years of the date of the owner’s death;

2.	over the beneficiary’s lifetime, with payments beginning within one year of the deceased owner’s death; or

3.	over a specified number of years, not to exceed the beneficiary’s life expectancy, with payments beginning within one year of the owner’s death.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death.

Different rules may apply if the Contract is a qualified Contract.

Multiple beneficiaries may choose individually among any of these options.

If the deceased annuitant was an owner, and one or more beneficiaries chooses one of the above options instead of a lump sum payment, we will “reset” the age used in the death benefit provisions under the new option as of the death report day, so that the death benefit is based on the age of the particular new annuitant (i.e., the beneficiary). As a result, the phrase “the annuitant’s 80th birthday” will refer to the age of the particular beneficiary. If the beneficiary is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the particular beneficiary by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent purchase payments and subtracting the total partial withdrawals following the death report day of the first deceased owner. This option applies to both spousal and non-spousal beneficiaries.

If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary’s proportionate share of the death benefit proceeds becomes the new annuity value. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the income phase

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with that beneficiary receiving payments under a life annuity payout option. Special restrictions apply to options 1 and 3 above. See the SAI for more details. These Alternate Payment Elections do not apply if the sole beneficiary (or successor owner) is the surviving spouse of the deceased owner and the surviving spouse continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the successor owner on the death of an owner who is not the annuitant.

Additional Earnings Rider

The optional Additional Earnings Rider may pay an Additional Earnings Rider Amount when the owner who is the annuitant dies and death benefit proceeds are paid under your Contract. In order to buy this rider;

•	you must purchase it when we issue the Contract;

•	you must be both the owner and annuitant (except in the case of a trust or employer-sponsored plan); and

•	you and the annuitant must be age 75 or younger.

Unless we otherwise consent, we limit the number of Additional Earnings Riders to one per annuitant.

The date you add the rider to the Contract is the rider date.

We will pay the Additional Earnings Rider Amount under this rider only if:

•	the rider is in force at the time of death;

•	death benefit proceeds are payable under the Contract; and

•	there are rider earnings when the death benefit proceeds are calculated.

Additional Earnings Rider Amount. The Additional Earnings Rider Amount is equal to the additional earnings factor (see below), multiplied by the lesser of:

•	the rider earnings on the date we calculate the death benefit proceeds (the death report day); or

•	the rider earnings limit (shown on your rider) multiplied by the rider base on the death report day.

The maximum we will pay under this rider is $1 million.

Rider earnings equal:

•	the death benefit proceeds payable under the Contract; minus

•	the rider base, which is:

•	the initial purchase payment at Contract issue (this rider is no longer available after issue); plus

•	the purchase payments made after the rider date; less

•	the amount of each partial withdrawal made after the rider date, multiplied by the ratio of the rider base to the annuity value immediately before the partial withdrawal.

Example: On May 1, 2005, a person aged 60 purchases a Contract with the Additional Earnings Rider for a $40,000 purchase payment (the rider base). The rider has an additional earnings factor of 40% and rider earnings limit of 250%. The maximum benefit we will pay under the rider is $1,000,000.

At the time of the owner’s death, the death benefit proceeds are valued at $75,000. To calculate the benefit we will pay under the Additional Earnings Rider (that is, the Additional Earnings Rider Amount), first we subtract the rider base ($40,000) from the death benefit proceeds to get the rider earnings ($75,000—$40,000=$35,000).

Then we perform several additional calculations. The benefit we pay under the Additional Earnings Rider is the lesser of a), b), or c):

a)	The rider earnings ($35,000) multiplied by the additional earnings factor (40%)=$14,000;

b)	The rider earnings limit (250%) multiplied by the rider base ($40,000) multiplied by the additional earnings factor (40%)=$40,000; or

c)	The maximum benefit under the rider=$1,000,000.

The Additional Earnings Rider Amount (that is, the benefit we will pay under the Additional Earnings Rider) is $14,000. The total death benefit under these circumstances (that is, the death benefit proceeds plus the Additional Earnings Rider Amount) is $89,000 ($75,000 + $14,000).

For additional examples, see the SAI.

We will not pay a benefit under the Additional Earnings Rider if there are no rider earnings on the date we calculated the death benefit proceeds. If you purchased your Contract as part of a 1035 exchange or if you added the rider after you purchased the Contract, rider earnings do not include any gains before the rider is added to your Contract. As with all insurance, you may not realize a benefit from the purchase of this rider.

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The additional earnings factors are as follows:

Owner/Annuitant’s Age on the Rider Date	Percent
0-65	40%
66-67	35%
68-69	30%
70-75	25%

For purposes of computing taxable gains payable on the death benefit proceeds, both the death benefit proceeds payable under the Contract and the Additional Earnings Rider Amount will be considered.

See the SAI for an example which illustrates the Additional Earnings Rider Amount payable as well as the effect of a partial withdrawal on the Additional Earnings Rider Amount.

Continuation. If an owner who is the annuitant dies during the accumulation period and the deceased owner’s spouse is the sole beneficiary and elects to continue the Contract, the annuity value is adjusted to equal the death benefit proceeds, the deceased owner’s spouse will have the following options:

•	terminate the Additional Earnings Rider and receive a one-time annuity value increase equal to the Additional Earnings Rider Amount. All future withdrawal charges on this amount, if any, will be waived; or

•	continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid upon the death of the spouse who continued the Contract. Because we have not issued a new rider, but simply continued the rider purchased by the deceased owner, we will calculate the Additional Earnings Rider Amount using the additional earnings factor and other calculation factors applicable to the original rider.

Alternate Election. If an owner who is the annuitant dies during the accumulation period and one or more of the beneficiaries elects to receive the complete distribution of the death proceeds under alternate payment option (1) or (3), then that beneficiary will have the following options:

•	terminate the Additional Earnings Rider and receive a one-time increase in death benefit proceeds equal to a proportionate share of the Additional Earnings Rider Amount. All withdrawal charges on this amount, if any, will be waived; or

•	continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid in a lump sum upon the death of the beneficiary and the Contract will terminate. This amount will be calculated using the additional earnings factor and other calculation factors determined under the original rider. The required annual distributions under the alternate payment elections are likely to reduce significantly the value of this rider during this period.

See Alternate Payment Election Options Before the Maturity Date above.

Rider Fee. There is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We will deduct this fee from each subaccount and the fixed account in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. The rider fee is deducted even during periods when the rider would not pay any benefit because there are no rider earnings.

Termination. The rider will remain in effect until:

•	we receive your written notice to cancel the rider at our administrative office;

•	you annuitize or surrender the Contract; or

•	the Additional Earnings Rider Amount is paid or added to the annuity value under a continuation, as described above.

It is possible that the Internal Revenue Service may take a position that charges for the Additional Earnings Rider should be treated as taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable distribution, you should consult your tax advisor before selecting this rider under the Contract.

The Additional Earnings Rider may vary by state and may not be available in all states.

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10.	OTHER INFORMATION

Ownership

You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer of ownership (subject to any assignee or irrevocable beneficiary’s consent). You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Annuitant

The annuitant is the person named in the application to receive annuity payments. If no person is named, the owner will be the annuitant. As of the maturity date, and upon our agreement, the owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a joint annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

Beneficiary

A beneficiary is the person who receives the death benefit proceeds when an owner who is also the annuitant dies. You may change beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by the owner. Before the maturity date, if the owner who is the annuitant dies, and no beneficiary is alive on the death report day, benefits payable at death will be paid to the owner’s estate. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

Successor Owner

If an owner who is not the annuitant dies before the annuitant and the successor owner is not the owner’s spouse, the successor owner will become the new owner and receive the cash value.

Assignment

You can also assign the Contract any time prior to the maturity date. We will not be bound by the assignment until we receive written notice of the assignment at our administrative office. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract and such assignments may be subject to tax penalties and taxed as distributions under the Code.

Western Reserve Life Assurance Co. of Ohio

Western Reserve was initially incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamercia Corporation is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York. Western Reserve is obligated to pay all benefits under the Contract.

The Separate Account

Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Western Reserve may add, close, remove, combine or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.

The assets of the separate account are held in Western Reserve’s name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains

39

and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

Information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a website (www.sec.gov) that contains other information regarding the separate account.

Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old contract, and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

Voting Rights

To the extent required by law, Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distribution of the Contracts

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting and distribution agreement with our affiliate, AFSG, for the distribution and sale of the Contracts. We reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the Contracts (e.g., commissions payable to selling firms selling the Contracts, as described below.)

Compensation to Broker-Dealers Selling the Contracts. The Contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the Contracts. We pay commissions through AFSG to the selling firms for their sales of the Contracts.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the Contracts, that is, to provide sales support and training to sales representatives at selling firms. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

The selling firms who have selling agreements with AFSG and us are paid commissions for the promotion and sale of the Contracts according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 0.75% of premiums.

To the extent permitted by NASD rules, Western Reserve, ISI and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the Contract typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your

40

sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation For Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Western Reserve’s two main distribution channels are InterSecurities, Inc. (“ISI”) and World Group Securities (“WGS”), both affiliates, who sell Western Reserve products.

Western Reserve underwrites the cost of ISI’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems, that are provided directly to ISI. These facilities and services are necessary for ISI’s administration and operation, and Western Reserve is compensated by ISI for these expenses based on ISI’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of ISI, including the costs of preparing and producing prospectuses and sales promotional materials for the Contract.

ISI pays its branch managers a portion of the commissions received from Western Reserve for the sale of the Contracts. Sales representatives receive a portion of the commissions for their sales of Contracts in accordance with ISI’s internal compensation programs.

To support its sales of Western Reserve’s variable annuity products, WGS receives an expense allowance of 0.35% of the annual annuity premiums paid on variable annuities sold by WGS. Sales representatives receive a portion of the commissions for their sales of Contracts in accordance with WGS’s internal compensation programs.

Sales representatives and their managers at ISI and WGS may receive directly or indirectly additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with the firm’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans, loan guaranties, or loan forgiveness to assist a firm or a representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, ISI’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the Contracts by affiliated selling firms may help sales representatives and/or their managers qualify for certain benefits, and may provide such persons with special incentive to sell our Contracts. For example, ISI’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by ISI’s representatives may be matched by ISI.

ISI’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Revenue Sharing Paid to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the Contracts in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

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Commissions and other incentives or payments described above are not charged directly to Contract owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Contract to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Contracts.

Non-Participating Contract

The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

Variations in Contract Provisions

Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

The fixed account is not available in all states. If your Contract was issued in New Jersey or Washington, you may not direct or transfer any money to the fixed account.

IMSA

We are a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG’s ability to perform under its principal underwriting agreement, or on Western Reserve’s ability to meet its obligations under the Contract.

There continues to be significant federal and state regulatory activity relating to financial services companies. Western Reserve and certain of its affiliates have been examined by, and received requests for information from, the staff of the SEC. In particular, Western Reserve has responded to requests for documents and information from the SEC staff in connection with an ongoing investigation, which has included requests for testimony by Western Reserve, its personnel and other related persons regarding potential market timing and matters affecting certain employees and affiliates.

A number of other companies in this industry have announced settlements of enforcement actions with various regulatory agencies such as the SEC; those settlements have encompassed a wide range of remediation including injunctive relief, monetary penalties, and restitution. Western Reserve and its affiliates are actively working with the SEC in this matter; however, the exact resolution cannot be determined at this time. Although it is not possible to provide a meaningful estimate of the range of potential outcomes at this time, Western Reserve does not believe the resolution will be material to its financial position. Western Reserve and/or its affiliates, and not the separate account or its Contract owners, will bear the costs regarding these regulatory matters.

Financial Statements

The financial statements of Western Reserve and the separate account are included in the SAI.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Definitions of Special Terms
The Contract—General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
Administration
Records and Reports
Distribution of the Contracts
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A
Historical Performance Data

Inquiries and requests for an SAI should be directed to:

Western Reserve Life

Administrative Office

Attention: Annuity Department

P. O. Box 9051

Clearwater, Florida 33758-9051

1-800-851-9777

(Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time)

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values (“AUV”) and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for several variable annuity contracts issued by Western Reserve within each subaccount class.

	Year	1.40%
		Beginning AUV	Ending AUV	# Units
AEGON Bond - Initial Class(1)	2005	$18.528	$18.691	4,408,034
	2004	$17.976	$18.528	5,799,745
	2003	$17.480	$17.976	7,789,081
	2002	$16.119	$17.480	11,128,051
	2001	$15.125	$16.119	9,620,928
	2000	$13.832	$15.125	5,244,630
	1999	$14.452	$13.832	6,280,541
	1998	$13.407	$14.452	6,350,826
	1997	$12.455	$13.407	4,801,744
	1996	$12.613	$12.455	3,055,305
	1995	$10.400	$12.613	2,598,178
American Century International - Initial Class(6)	2005	$9.964	$11.090	5,871,721
	2004	$8.832	$9.964	6,615,253
	2003	$7.149	$8.832	6,818,662
	2002	$9.198	$7.149	2,158,257
	2001	$12.184	$9.198	1,814,753
	2000	$14.536	$12.184	1,768,548
	1999	$11.797	$14.536	1,407,842
	1998	$10.601	$11.797	1,642,437
	1997	$10.000	$10.601	1,050,984
Asset Allocation - Conservative Portfolio - Initial Class(12)	2005	$11.808	$12.248	5,828,496
	2004	$10.915	$11.808	6,517,814
	2003	$9.005	$10.915	5,841,967
	2002	$10.00	$9.005	2,988,055
Asset Allocation - Growth Portfolio - Initial Class(12)	2005	$11.754	$13.009	12,328,154
	2004	$10.439	$11.754	12,181,001
	2003	$8.093	$10.439	9,124,299
	2002	$10.000	$8.093	3,146,691
Asset Allocation - Moderate Portfolio - Initial Class(12)	2005	$11.804	$12.507	21,105,353
	2004	$10.746	$11.804	21,341,134
	2003	$8.727	$10.746	19,088,264
	2002	$10.000	$8.727	8,790,569
Asset Allocation - Moderate Growth - Initial Class(12)	2005	$11.850	$12.844	22,806,861
	2004	$10.584	$11.850	22,388,762
	2003	$8.440	$10.584	18,300,336
	2002	$10.000	$8.440	9,042,969
Capital Guardian U.S. Equity - Initial Class(12)	2005	$11.669	$12.233	1,526,266
	2004	$10.781	$11.669	1,903,558
	2003	$8.009	$10.781	1,572,703
	2002	$10.000	$8.009	576,817
Capital Guardian Value - Initial Class(12)	2005	$12.039	$12.788	2,517,861
	2004	$10.462	$12.039	2,482,269
	2003	$7.883	$10.462	1,700,168
	2002	$10.000	$7.883	736,005

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		1.40%
	Year	Beginning AUV	Ending AUV	# Units
Clarion Global Real Estate Securities - Initial Class(8)(a)	2005	$20.050	$22.436	3,840,201
	2004	$15.304	$20.050	4,420,244
	2003	$11.434	$15.304	4,388,984
	2002	$11.192	$11.434	4,593,344
	2001	$10.220	$11.192	2,405,050
	2000	$7.996	$10.220	1,056,274
	1999	$8.427	$7.996	203,365
	1998	$10.000	$8.427	157,193
Federated Growth & Income - Initial Class(3)	2005	$29.480	$30.512	6,378,008
	2004	$27.375	$29.480	7,819,718
	2003	$21.886	$27.375	8,687,045
	2002	$21.982	$21.886	9,403,118
	2001	$19.267	$21.982	7,937,435
	2000	$15.127	$19.267	3,892,691
	1999	$16.055	$15.127	3,023,724
	1998	$15.799	$16.055	3,248,069
	1997	$12.853	$15.799	2,315,992
	1996	$11.676	$12.853	1,553,811
	1995	$9.453	$11.676	863,789
Great Companies - AmericaSM - Initial Class(10)	2005	$9.413	$9.643	9,001,640
	2004	$9.384	$9.413	14,335,097
	2003	$7.633	$9.384	10,960,295
	2002	$9.761	$7.633	12,060,719
	2001	$11.273	$9.761	10,013,649
	2000	$10.000	$11.273	5,577,063
Great Companies - TechnologySM - Initial Class(10)	2005	$4.018	$4.044	3,153,974
	2004	$3.771	$4.018	5,229,954
	2003	$2.533	$3.771	7,365,392
	2002	$4.151	$2.533	5,389,756
	2001	$6.677	$4.151	5,092,957
	2000	$10.000	$6.677	2,786,341
Janus Growth - Initial Class(1)	2005	$24.101	$26.131	11,440,181
	2004	$21.156	$24.101	14,810,485
	2003	$16.254	$21.156	18,332,531
	2002	$23.523	$16.254	22,247,280
	2001	$33.226	$23.523	29,249,099
	2000	$47.419	$33.226	34,641,646
	1999	$30.116	$47.419	32,275,260
	1998	$18.568	$30.116	27,434,976
	1997	$16.019	$18.568	23,272,252
	1996	$13.771	$16.019	19,832,582
	1995	$9.493	$13.771	14,387,637
J.P. Morgan Enhanced Index - Initial Class(12)	2005	$11.257	$11.485	658,214
	2004	$10.283	$11.257	745,971
	2003	$8.087	$10.283	443,924
	2002	$10.000	$8.087	293,155
J.P. Morgan Mid Cap Value - Initial Class(9)	2005	$14.115	$15.194	2,807,754
	2004	$12.493	$14.115	3,071,429
	2003	$9.640	$12.493	3,200,782
	2002	$11.201	$9.640	3,204,752
	2001	$11.825	$11.201	1,873,567
	2000	$10.620	$11.825	902,381
	1999	$10.000	$10.620	209,699

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		1.40%
	Year	Beginning AUV	Ending AUV	# Units
Marsico Growth - Initial Class(9)	2005	$9.001	$9.638	2,760,471
	2004	$8.132	$9.001	2,599,341
	2003	$6.527	$8.132	2,979,598
	2002	$8.943	$6.527	2,134,641
	2001	$10.558	$8.943	2,107,889
	2000	$11.640	$10.558	1,148,171
	1999	$10.000	$11.640	503,875
Mercury Large Cap Value - Initial Class(5)	2005	$19.203	$21.956	3,426,534
	2004	$16.456	$19.203	3,315,051
	2003	$12.859	$16.456	4,030,078
	2002	$15.200	$12.859	4,664,060
	2001	$15.698	$15.200	5,207,255
	2000	$13.820	$15.698	5,063,664
	1999	$12.983	$13.820	5,579,088
	1998	$13.827	$12.983	7,102,945
	1997	$11.213	$13.827	7,035,132
	1996	$10.000	$11.213	2,118,820
MFS High Yield - Initial Class(14)	2005	$11.759	$11.807	1,273,537
	2004	$10.864	$11.759	817,140
	2003	$10.000	$10.864	842,573
Munder Net50 - Initial Class(9)	2005	$9.545	$10.172	1,592,298
	2004	$8.393	$9.545	2,424,273
	2003	$5.108	$8.393	3,041,944
	2002	$8.412	$5.108	1,592,715
	2001	$11.438	$8.412	883,021
	2000	$11.631	$11.438	411,613
	1999	$10.000	$11.631	166,378
PIMCO Total Return - Initial Class(12)	2005	$11.214	$11.316	2,788,432
	2004	$10.883	$11.214	2,996,383
	2003	$10.521	$10.883	3,564,020
	2002	$10.000	$10.521	3,222,374
Salomon All Cap - Initial Class(9)	2005	$14.316	$14.693	5,410,442
	2004	$13.302	$14.316	7,044,334
	2003	$9.981	$13.302	8,431,451
	2002	$13.445	$9.981	9,358,103
	2001	$13.356	$13.445	10,509,975
	2000	$11.449	$13.356	4,108,412
	1999	$10.000	$11.449	425,168
T. Rowe Price Equity Income - Initial Class(9)	2005	$10.648	$10.932	3,898,074
	2004	$9.405	$10.648	3,897,780
	2003	$7.518	$9.405	3,071,835
	2002	$9.392	$7.518	3,078,698
	2001	$9.938	$9.392	2,836,118
	2000	$9.173	$9.938	1,122,878
	1999	$10.000	$9.173	691,875
T. Rowe Price Small Cap - Initial Class(9)	2005	$11.902	$12.982	4,035,090
	2004	$10.936	$11.902	3,799,997
	2003	$7.899	$10.936	3,555,552
	2002	$11.026	$7.899	2,382,626
	2001	$12.385	$11.026	1,973,947
	2000	$13.719	$12.385	1,163,345
	1999	$10.000	$13.719	359,295

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		1.40%
	Year	Beginning AUV	Ending AUV	# Units
Templeton Great Companies Global - Initial Class(1)	2005	$30.524	$32.349	5,455,744
	2004	$28.380	$30.524	7,460,349
	2003	$23.350	$28.380	8,803,516
	2002	$32.011	$23.350	11,483,393
	2001	$42.074	$32.011	15,750,810
	2000	$51.748	$42.074	20,629,370
	1999	$30.669	$51.748	18,875,171
	1998	$23.921	$30.669	17,104,721
	1997	$20.428	$23.921	15,530,666
	1996	$16.217	$20.428	11,159,128
	1995	$13.364	$16.217	6,903,573
Third Avenue Value - Initial Class(7)	2005	$21.224	$24.866	7,141,447
	2004	$17.245	$21.224	7,389,914
	2003	$12.741	$17.245	7,182,665
	2002	$14.661	$12.741	7,316,937
	2001	$14.004	$14.661	6,522,300
	2000	$10.483	$14.004	4,130,688
	1999	$9.187	$10.483	968,035
	1998	$10.000	$9.187	1,025,234
Transamerica Balanced - Initial Class(12)	2005	$11.573	$12.321	994,375
	2004	$10.559	$11.573	1,174,368
	2003	$9.401	$10.559	1,218,670
	2002	$10.000	$9.401	1,222,243
Transamerica Convertible Securities - Initial Class(12)	2005	$12.565	$12.872	943,727
	2004	$11.259	$12.565	1,086,067
	2003	$9.233	$11.259	873,405
	2002	$10.000	$9.233	206,962
Transamerica Equity - Initial Class(12)	2005	$12.563	$14.437	13,672,577
	2004	$11.001	$12.563	17,089,942
	2003	$8.502	$11.001	2,829,041
	2002	$10.000	$8.502	1,701,104
Transamerica Growth Opportunities - Initial Class(12)	2005	$11.739	$13.455	4,060,552
	2004	$10.207	$11.739	4,831,365
	2003	$7.889	$10.207	1,398,371
	2002	$10.000	$7.889	342,370
Transamerica Money Market - Initial Class(1)	2005	$13.172	$13.363	5,662,245
	2004	$13.224	$13.172	6,858,649
	2003	$13.305	$13.224	11,342,685
	2002	$13.300	$13.305	22,772,399
	2001	$12.971	$13.300	22,584,444
	2000	$12.396	$12.971	15,661,242
	1999	$11.989	$12.396	21,724,144
	1998	$11.546	$11.989	7,839,228
	1997	$11.119	$11.546	5,382,846
	1996	$10.728	$11.119	5,253,582
	1995	$10.319	$10.728	2,658,931
Transamerica Small/Mid Cap Value - Initial Class(15)	2005	$11.409	$12.777	1,124,332
	2004	$10.000	$11.409	338,560
Transamerica U.S. Government Securities - Initial Class(12)	2005	$10.784	$10.872	529,899
	2004	$10.588	$10.784	581,204
	2003	$10.430	$10.588	834,983
	2002	$10.000	$10.430	1,091,530

47

		1.40%
	Year	Beginning AUV	Ending AUV	# Units
Transamerica Value Balanced - Initial Class (4)	2005	$19.468	$20.463	10,005,043
	2004	$17.954	$19.468	13,174,940
	2003	$15.152	$17.954	7,541,570
	2002	$17.831	$15.152	9,360,804
	2001	$17.649	$17.831	8,056,184
	2000	$15.270	$17.649	7,316,935
	1999	$16.411	$15.270	10,938,985
	1998	$15.363	$16.411	14,496,370
	1997	$13.363	$15.363	12,633,177
	1996	$11.843	$13.363	9,397,631
	1995	$10.000	$11.843	6,104,685
Van Kampen Mid-Cap Growth - Initial Class(2)(b)	2005	$31.673	$33.592	5,031,502
	2004	$29.979	$31.673	6,800,245
	2003	$23.723	$29.979	8,603,602
	2002	$35.939	$23.723	10,253,277
	2001	$54.586	$35.939	13,224,828
	2000	$62.846	$54.586	16,201,070
	1999	$31.063	$62.846	14,178,995
	1998	$22.938	$31.063	12,278,821
	1997	$19.152	$22.938	11,279,603
	1996	$16.337	$19.152	9,376,917
	1995	$11.286	$16.337	6,434,051
Fidelity VIP Contrafund® Portfolio - Service Class 2(10)	2005	$10.329	$11.882	3,243,967
	2004	$9.096	$10.329	2,969,700
	2003	$7.195	$9.096	2,899,774
	2002	$8.072	$7.195	2,847,105
	2001	$9.352	$8.072	1,397,660
	2000	$10.000	$9.352	575,608
Fidelity VIP Equity-Income Portfolio - Service Class 2(10)	2005	$11.762	$12.245	1,575,184
	2004	$10.723	$11.762	2,093,774
	2003	$8.363	$10.723	2,413,903
	2002	$10.237	$8.363	2,300,628
	2001	$10.954	$10.237	1,742,074
	2000	$10.000	$10.954	251,005
Fidelity VIP Growth Opportunities Portfolio - Service Class 2(10)	2005	$7.431	$7.964	680,874
	2004	$7.054	$7.431	860,008
	2003	$5.525	$7.054	961,238
	2002	$7.184	$5.525	910,288
	2001	$8.535	$7.184	706,972
	2000	$10.000	$8.535	333,333

(1)	Subaccount Inception Date December 3, 1992.

(2)	Subaccount Inception Date March 1, 1993.

(3)	Subaccount Inception Date March 1, 1994.

(4)	Subaccount Inception Date January 3, 1995.

(5)	Subaccount Inception Date May 1, 1996.

(6)	Subaccount Inception Date January 2, 1997.

(7)	Subaccount Inception Date January 2, 1998.

(8)	Subaccount Inception Date May 1, 1998.

(9)	Subaccount Inception Date May 3, 1999.

(10)	Subaccount Inception Date May 1, 2000.

(11)	Subaccount Inception Date September 1, 2000.

(12)	Subaccount Inception Date May 1, 2002.

(13)	Subaccount Inception Date December 31, 2002.

(14)	Subaccount Inception Date May 1, 2003.

(15)	Subaccount Inception Date May 3, 2004.

(a)	Formerly known as Clarion Real Estate Securities.

(b)	Formerly known as Van Kampen Emerging Growth.

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The International Moderate Growth Fund – Initial Class, ProFund VP Bull, ProFund VP Money Market, ProFund VP OTC, ProFund VP Short Small-Cap, and ProFund VP Small-Cap had not commenced operations as of December 31,2005, therefore comparable data is not available.

49

STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM BELLWETHER®

VARIABLE ANNUITY

Issued through

WRL SERIES ANNUITY ACCOUNT

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

570 Carillon Parkway

St. Petersburg, Florida 33716

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Freedom Bellwether® variable annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2006, by calling 1-800-851-9777 (Monday – Friday 8:30 a.m. to 7:00 p.m. Eastern Time), by writing to the administrative office, Western Reserve Life, Annuity Department, P. O. Box 9051, St. Petersburg, Florida 33758-9051 or by visiting our website at www.westernreserve.com. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.

This SAI is not a prospectus and should be read only in conjunction with the prospectus for the Contract and with the prospectuses for the funds.

Dated: May 1, 2006

WRL00029-5/2006

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DEFINITIONS OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.

accumulation unit value	An accounting unit of measure we use to calculate subaccount values during the accumulation period.

administrative office	Our administrative office and mailing address is P. O. Box 9051, Clearwater, Florida 33758-9051. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.

age	The issue age, which is annuitant’s age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term “age” in this SAI, it has the same meaning as “attained age” in the Contract.

annuitant	The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.

annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.

beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.

cash value	The annuity value less any applicable premium taxes, any loans and unpaid accrued interest, the annual Contract charge, and any rider charges.

Code	The Internal Revenue Code of 1986, as amended.

Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date	Generally the later of the date on which the initial purchase payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months, and Contract anniversaries from the Contract date.

death benefit proceeds	If the owner who is the annuitant dies during the accumulation period, the death benefit proceeds are the amount, if any, payable under the death benefit described in your Contract.

death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

death report day	The valuation date on which we have received both proof of death of an owner who is the annuitant and a beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the

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Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.

fixed account	An investment option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

fixed account value	During the accumulation period, your Contract’s value in the fixed account.

funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.

in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 90th birthday.

Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE	New York Stock Exchange.

nonqualified Contracts	Contracts issued other than in connection with retirement plans.

owner (you, your)	The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time.

portfolio	A separate investment portfolio of a fund.

purchase payments / premium	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “purchase payment” or “premium” in this SAI, it has the same meaning as “net payment” in the Contract, which means the purchase payment less any applicable premium taxes.

qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other

4

subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

surrender	The termination of a Contract at the option of an owner.

valuation date/ business day	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve

(we, us, our)	Western Reserve Life Assurance Co. of Ohio.

5

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

THE CONTRACT - GENERAL PROVISIONS

Owner

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of an owner’s spouse in a community or marital property state.

A successor owner may be named in the Contract application or in a written notice to our administrative office. The successor owner will become the new owner upon the owner’s death, if the owner is not the annuitant and dies before the annuitant. If no successor owner survives the owner and the owner dies before the annuitant, the owner’s estate will become the owner.

An owner may change the ownership of the Contract in a written notice to our administrative office. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will take effect as of the date Western Reserve accepts the written notice at our administrative office. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing an owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

Entire Contract

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Gender

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment Western Reserve makes due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

Addition, Deletion, or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to add, remove or combine subaccounts, and substitute the shares that are held by the separate account or that the separate account for shares of another portfolio, at our discretion. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner’s interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the “SEC”) to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law.

6

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant. In the event any subaccount is eliminated, Western Reserve will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Western Reserve will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Western Reserve will reinvest the amounts, in another subaccount, or in the fixed account, if appropriate.

Similarly, Western Reserve will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in the Transamerica Money Market Fund (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Western Reserve will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve’s domicile, or deemed approved in accordance with such law or regulation.

Annuity Payment Options

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date. We reserve the right to limit transfers to once per year after the maturity date. If a variable annuity payment option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract’s existing allocation options will remain in effect. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity payment option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.

Determination of the First Variable or Fixed Payment. The amount of the first variable or fixed annuity payment is determined by multiplying the annuity proceeds times the appropriate rate for the annuity option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection Scale G, and variable rates are based on a 5% effective annual assumed investment return and assuming a maturity date in the year 2000. Gender based mortality tables will be used unless prohibited by law.

7

The amount of the first annuity payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, at the maturity date, adjusted as follows:

Maturity Date	Adjusted Age
Before 2001	Actual Age
2001-2010	Actual Age minus 1
2011-2020	Actual Age minus 2
2021-2030	Actual Age minus 3
2031-2040	Actual Age minus 4
After 2040	As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

Death Benefit

Death of Owner. Federal tax law requires that if any owner (including any successor owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences of this SAI for a detailed description of these rules. Other rules may apply to qualified Contracts.

If an owner is not the annuitant and dies before the annuitant:

•	if no successor owner is named and alive on the death report day, the owner’s estate will become the new owner. The cash value must be distributed within five years of the former owner’s death;

•	if the successor owner is alive and is the owner’s spouse, the Contract will continue with the spouse as the new owner; or

•	if the successor owner is alive and is not the owner’s spouse, the successor owner will become the new owner. The cash value must be distributed either:

•	within five years of the former owner’s death; or

•	over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner’s death; or

•	over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner’s death.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning with one year of the deceased owner’s death.

Death of Annuitant. Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a

8

lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at an owner’s death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and an owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. If a successor owner is named and is the owner’s spouse, the successor owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary in a lump sum distribution.

If the annuitant who is an owner dies before the maturity date, and the sole beneficiary is not the deceased annuitant’s spouse who elects to continue the contract, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner’s death, or (2) payments must begin no later than one year after the annuitant/deceased owner’s death and must be made (i) for the beneficiary’s lifetime or (ii) for a period certain (so long as any certain period does not exceed the beneficiary’s life expectancy). Payments may be made in accordance with the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death. Death benefit proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner’s death. If the sole beneficiary is the annuitant/deceased owner’s surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences.) We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day.

If a beneficiary elects to receive the death benefit proceeds under the alternate payment option (1) or 2(ii) above, then we will: (a) allow partial withdrawals and transfers among the subaccounts and the fixed account; (b) deduct the transfer fee from each transfer after the first 12 transfers during the Contract year; (c) deduct the annual Contract charge each Contract year; and (d) not permit payment of the death benefit proceeds under the annuity provisions of the Contract upon complete distribution.

The beneficiary may name a new beneficiary for payment of the death benefit proceeds. If no new beneficiary is named, such payment will be made to the contingent beneficiary if named by the owner. If no new beneficiary or contingent beneficiary is named, such payment will be made to the beneficiary’s estate.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. An owner may change the designated beneficiary(ies) during the annuitant’s lifetime by sending written notice to us at our administrative office. A beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, an owner may then designate a new beneficiary.) The change will take effect as of the date an owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from an owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary’s creditors.

Additional Earnings Rider. The following examples illustrate the additional death benefit payable under the Additional Earnings Rider, as well as the effect of a partial withdrawal on the Additional Earnings Rider Amount.

9

EXAMPLE 1 – Basic Additional Earnings Rider Example, with no additional purchase payments or partial withdrawals (Assumed Facts for Example)
At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Death	$75,000.00	Death Benefit Proceeds (DBP)
	$35,000.00	Rider Earnings (RE) = DBP – RBI = 75,000 – 40,000
	$14,000.00	Additional Earnings Rider Amount = lesser of a) RE * AEF = 35,000 * 40% = 14,000 or b) REL * RBI * AEF = 250% * 40,000 * 40% = 40,000 or c) MRB = 1,000,000.

EXAMPLE 2 – Additional Earnings Rider Example, showing the effect of a partial withdrawal (Assumed Facts for Example)
At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Partial Withdrawal	$50,000.00	Annuity Value before partial withdrawal (AV)
	$15,000.00	Partial Withdrawal (PW) (including withdrawal charges)
	$12,000.00	Withdrawal Adjustment to Base (WAB) = PW * RBI / AV = 15,000 * 40,000 / 50,000
	$28,000.00	Rider Base after partial withdrawal (RB) = RBI – WAB = 40,000 – 12,000

At Death	$70,000.00	Death Benefit Proceeds (DBP)
	$42,000.00	Rider Earnings (RE) = DBP – RB = 70,000 – 28,000
	$16,800.00	Additional Earnings Rider Amount = lesser of a) RE * AEF = 42,000 * 40% = 16,800 or b) REL * RB * AEF = 250% * 28,000 * 40% = 28,000 or c) MRB = 1,000,000.

Assignment

During the annuitant’s lifetime and prior to the maturity date (subject to any irrevocable beneficiary’s rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to qualified Contracts, any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.

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Proof of Age, Gender and Survival

We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

Non-Participating

The Contract will not share in Western Reserve’s surplus earnings; no dividends will be paid.

Employee and Agent Purchases

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each purchase payment to the Contract due to lower acquisition costs we experience on those purchases. We may offer, in our discretion, certain employer sponsored savings plans, reduced or waived fees and charges including, but not limited to, the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. § 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable

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standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a contract until such amounts are withdrawn or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the contract value, and in the case of a qualified contract, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the contract value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the contract that is not a natural person should discuss these with a competent tax adviser.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Qualified Contracts. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are

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subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2006 ($5,000 if age 50 or older by the end of 2006), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; (vii) the entire interest of the owner is non-forfeitable, and (viii) premiums must not be fixed. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2006 ($5,000 if age 50 or older by the end of 2006). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

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The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

Taxation of Western Reserve

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

INVESTMENT EXPERIENCE

Accumulation Units

Allocations of a purchase payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, purchase payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation

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unit for each subaccount was arbitrarily established at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by WRL to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C)	- E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.40% on an annual basis; on a daily basis, this equals .000038091.

Then, the net investment factor =	($11.57 + 0 - 0)	- .000038091 = Z = 1.014874190
($11.40)

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Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

	Assume	= $X

B =	The net investment factor for the current valuation period.

	Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges including the mortality and expense risk and administrative charges that will equal an annual rate of 1.40%) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment return adjustment factor for the valuation period.

The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk charge and the administrative charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of the portfolio share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options – Determination of the First Variable and Fixed Payment, which contains a table for determining the adjusted age of the annuitant.

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Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = ABC

Where: A =	Annuity unit value for the immediately preceding valuation period.
	Assume	= $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
	Assume	= Y

C =	A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
	Assume	= Z

Then, the annuity unit value is: $XYZ = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	AB
$1,000

Where: A =	The annuity value as of the maturity date.
	Assume	= $X

B =	The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.
	Assume	= $Y

Then, the first monthly variable annuity payment =	$XY	= $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:	A =	The dollar amount of the first monthly variable annuity payment.
		Assume	= $X

	B =	The annuity unit value for the valuation date on which the first monthly payment is due.
		Assume	= $Y

Then, the number of annuity units =	$X	= Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Yield - The yield quotation set forth in the prospectus for the WRL Transamerica Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL Transamerica Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

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Effective Yield - The effective yield quotation for the WRL Transamerica Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL Transamerica Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} 365/7) – 1

The effective yield is shown at least to the nearest hundredth of one percent.

Hypothetical Charge - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 annual Contract charge, calculated on the basis of an average Contract size of $72,316, which translates into a charge of 0.04%. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract. No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL Transamerica Money Market subaccount and the fund are excluded from the calculation of yield.

The yield on amounts held in the WRL Transamerica Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL Transamerica Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the WRL Transamerica Money Market, the types and quality of portfolio securities held by the WRL Transamerica Money Market and its operating expenses.

Other Subaccount Yields

The yield quotations for all of the subaccounts except the WRL Transamerica Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

YIELD = 2[ (	a – b	+ 1)[6] -1]
cd

Where:	a =	net investment income earned during the period by the corresponding portfolio of the fund attributable to shares owned by the subaccount.
	b =	expenses accrued for the period (net of reimbursement).
	c =	the average daily number of units outstanding during the period.
	d =	the maximum offering price per unit on the last day of the period.

For purposes of the yield quotations for all of the subaccounts except the WRL Transamerica Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual Contract charge, calculated on the basis of an average Contract size of $72,316, which translates into a charge of 0.04%. The calculations do not take into account any premium taxes or any transfer charges.

Premium taxes currently range from 0% to 3.5% of purchase payments depending upon the jurisdiction in which the Contract is delivered.

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The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

The total return quotations set forth in the prospectus for all subaccounts, except the WRL Transamerica Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods (or, while a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equal the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:

P(1 + T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000
	T	=	average annual total return
	n	=	number of years
	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period except the 0.35% optional Additional Earnings Rider. Such fees include the mortality and expense risk charge of 1.25%, the administrative charge of 0.15%, and the $30 annual Contract charge, calculated on the basis of an average Contract size of $72,316, which translates into a charge of 0.04%. The calculations do not reflect any deduction for premium taxes or any transfer charge that may be applicable to a particular Contract.

Other Performance Data

We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by all the fees and charges under the Contract and that the data may be presented for different time periods and for different purchase payment amounts. Non-standardized performance data will only be disclosed if standardized performance data for the required periods is also disclosed.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

(1 + T)n - 1

Where:	T and n are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.25%, the administrative charge of 0.15%, and the $30 annual Contract charge (based on average Contract size of $72,316, the annual Contract charge translates into a charge of 0.04%). Such data may or

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may not assume a complete surrender of the Contract at the end of the period. The charge for the optional Additional Earnings Rider of 0.35% of annuity value will not be deducted.

Advertising and Sales Literature

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance, (2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a “before tax” basis through a tax-qualified plan with those made on an “after tax” basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.

ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Western Reserve at (1) 570 Carillon Parkway, St. Petersburg, Florida 33716-1202; (2) 400 West Market Street, Louisville, Kentucky 40202; (3) 4800 140th Avenue North, Clearwater, Florida 33762-3800; and (4) 1285 Starkey Road, Largo, Florida 33773. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive

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confirmation of each financial transaction including: purchase payments, transfers, partial withdrawals, and a complete surrender, and any other reports required by law or regulation.

DISTRIBUTION OF THE CONTRACTS

We currently offer the Contracts on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the Contracts. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG is an affiliate of Western Reserve and, like Western Reserve, is an indirect, wholly owned subsidiary of AEGON USA. AFSG is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. AFSG is not a member of the Securities Investor Protection Corporation.

The Contracts are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. Sales representatives are appointed as our insurance agents.

During fiscal years 2005, 2004, and 2003, the amounts paid to AFSG in connection with all Contracts sold through the separate account were $1,059,053, $24,900,243, and $55,280,148, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. We and our affiliates provide paid-in capital to AFSG and pay for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

We and/or AFSG, TCI or ISI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the Contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

WRL holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from WRL’s general account assets. WRL maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by WRL’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of WRL.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided legal advice to WRL relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERD PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Western Reserve and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements

21

audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2005 and for the periods disclosed in the financial statements, and the financial statements and schedules of Western Reserve at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of an owner’s interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve’s financial statements, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

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APPENDIX A

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

We may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

Transamerica Money Market Subaccount. The yield of the Transamerica Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount, other than the Transamerica Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period. We do not show performance for subaccounts in operation for less than 6 months.

The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the discussion in this SAI.

Based on the method of calculation described in this SAI, the standardized average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 2005, and for the one, five and ten-year periods ended December 31, 2005 are shown in Table 1 below. Although the Contract and the subaccounts did not exist during the periods shown in Table 1, the returns of the subaccounts shown have been adjusted to reflect current charges imposed under the Contract during the accumulation period. Total returns shown in Table 1 reflect deductions of 1.25% for the mortality and expense risk charge, 0.15% for the administrative charge and $30 for the annual Contract charge. (Based on an average Contract size of $72,316, the annual Contract charge translates into a charge of 0.04%.) The optional Additional Earnings Rider charge of 0.35% of annuity value has not been deducted. Total returns would be less if these charges were reflected. Charges deducted after the maturity date are not reflected in Table 1.

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TABLE 1

Standardized Average Annual Total Returns of the Subaccounts

(Without Additional Earnings Rider)

(Total Separate Account Annual Expenses: 1.40%)

Subaccount	1 Year Ended 12/31/2005	5 Years Ended 12/31/2005	10 Years Ended 12/31/2005	Inception of the Subaccount 12/31/2005	Subaccount Inception Date*
AEGON Bond – Initial Class	0.84%	4.28%	3.97%	6.00%	February 24, 1989
American Century International – Initial Class	11.25%	-1.90%	N/A	1.12%	January 2, 1997
Asset Allocation - Conservative Portfolio – Initial Class	3.68%	N/A	N/A	5.64%	May 1, 2002
Asset Allocation - Growth Portfolio – Initial Class	10.64%	N/A	N/A	7.39%	May 1, 2002
Asset Allocation - Moderate Portfolio – Initial Class	5.91%	N/A	N/A	6.24%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio – Initial Class	8.34%	N/A	N/A	7.02%	May 1, 2002
International Moderate Growth Fund – Initial Class	N/A	N/A	N/A	N/A	May 1, 2006
Capital Guardian U.S. Equity – Initial Class	4.79%	N/A	N/A	5.60%	May 1, 2002
Capital Guardian Value – Initial Class	6.17%	N/A	N/A	6.89%	May 1, 2002
Clarion Global Real Estate Securities – Initial Class(1)	11.85%	16.98%	N/A	11.06%	May 1, 1998
Federated Growth & Income – Initial Class	3.46%	9.59%	10.04%	9.83%	March 1, 1994
Great Companies - AmericaSM – Initial Class	2.40%	-3.12%	N/A	-0.68%	May 1, 2000
Great Companies - TechnologySM – Initial Class	0.60%	-9.58%	N/A	-14.80%	May 1, 2000
Janus Growth – Initial Class	8.38%	-4.73%	6.57%.	10.45%	February 24, 1989
J.P. Morgan Enhanced Index – Initial Class	1.98%	N/A	N/A	3.80%	May 1, 2002
	7.03%	-1.85%	N/A	-0.59%	May 3, 1999
Mercury Large Cap Value – Initial Class	14.29%	6.90%	N/A	8.43%	May 1, 1996
MFS High Yield – Initial Class	0.36%	N/A	N/A	6.38%	May 1, 2003
Munder Net50 – Initial Class	6.52%	N/A	N/A	-3.32%	May 29, 2001
PIMCO Total Return – Initial Class	0.87%	N/A	N/A	3.38%	May 1, 2002
Salomon All Cap – Initial Class	2.59%	1.88%	N/A	5.90%	May 3, 1999
T. Rowe Price Equity Income – Initial Class	2.62%	1.88%	N/A	1.30%	May 3, 1999
T. Rowe Price Small Cap – Initial Class	9.03%	0.90%	N/A	3.95%	May 3, 1999
Templeton Great Companies Global – Initial Class	5.93%	-5.16%	7.10%	9..34%	December 3, 1992
Third Avenue Value – Initial Class	17.11%	12.12%	N/A	12.02%	January 2, 1998
Transamerica Balanced – Initial Class	6.42%	N/A	N/A	5.81%	May 1, 2002
Transamerica Convertible Securities – Initial Class	2.40%	N/A	N/A	7.08%	May 1, 2002
Transamerica Equity – Initial Class	14.87%	N/A	N/A	10.48%	May 1, 2002
Transamerica Growth Opportunities – Initial Class	14.57%	N/A	N/A	8.38%	May 1, 2002
Transamerica Small/Mid Cap Value – Initial Class	11.94%	N/A	N/A	15.86%	May 3, 2004
Transamerica U.S. Government Securities – Initial Class	0.77%	N/A	N/A	2.26%	May 1, 2002
Transamerica Value Balanced – Initial Class	5.07%	2.96%	5.58%	6.68%	January 3,1995
Van Kampen Mid-Cap Growth – Initial Class(2)	6.01%	-9.29%	7.43%	9.85%	March 1, 1993
ProFund VP Bull(3)	N/A	N/A	N/A	N/A	June 1, 2006
ProFund VP Money Market(3)	N/A	N/A	N/A	N/A	June1, 2006
ProFund VP OTC(3)	N/A	N/A	N/A	N/A	June 1, 2006
ProFund VP Short Small-Cap(3)	N/A	N/A	N/A	N/A	June 1, 2006
ProFund VP Small-Cap(3)	N/A	N/A	N/A	N/A	June 1, 2006

*	Refers to the date when the separate account first invested in the underlying portfolios.

(1)	Formerly known as Clarion Real Estate Securities.

(2)	Formerly known as Van Kampen Emerging Growth.

(3)	These Portfolios will be available on or about June 1, 2006.

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Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

We may from time to time also disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data as shown in Table 1 is also disclosed. For additional information regarding the calculation of other performance data, please refer to the discussion in this SAI.

Adjusted Historical Performance Data

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio’s performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. The charge for the optional Additional Earnings Rider will not be deducted. This data is not intended to indicate future performance.

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FINANCIAL STATEMENTS AND SCHEDULES– STATUTORY BASIS

Western Reserve Life Assurance Co. of Ohio

Years Ended December 31, 2005, 2004, and 2003

Western Reserve Life Assurance Co. of Ohio

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2005, 2004, and 2003

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2005. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from U.S. generally accepted accounting principles. The variances between such practices U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2005 and 2004, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2005.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2005 and 2004, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2005, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2005 Western Reserve Life Assurance Co. of Ohio changed its accounting for investments in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishments of liabilities.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 17, 2006

2

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
Admitted assets
Cash and invested assets:
Bonds	$681,735	$670,025
Common stocks of affiliated entities (cost: 2005 - $2,693 and 2005 - $2,693	49,448	30,647
Mortgage loans on real estate	18,035	16,912
Home office properties	40,276	41,003
Cash and short-term investments	30,206	23,579
Receivable for securities	—	295
Policy loans	300,462	279,658
Other invested assets	14,227	18,473

Total cash and invested assets	1,134,389	1,080,592
Net deferred income tax asset	27,873	32,838
Premiums deferred and uncollected	5,161	3,024
Reinsurance receivable	4,888	2,621
Receivable from parent, subsidiaries and affiliates	—	33,133
Investment income due and accrued	7,620	7,750
Cash surrender value of life insurance policies	59,598	57,331
Other admitted assets	10,173	6,213
Separate account assets	9,448,013	8,875,501

Total admitted assets	$10,697,715	$10,099,003

3

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$472,779	$445,432
Annuity	692,848	771,293
Life policy and contract claim reserves	18,448	22,229
Liability for deposit-type contracts	21,104	15,320
Other policyholders’ funds	42	36
Remittances and items not allocated	12,068	12,078
Borrowed funds	6,439	—
Federal and foreign income taxes payable	3,069	17,992
Transfers to separate account due or accrued	(456,163)	(454,760)
Asset valuation reserve	12,885	10,057
Interest maintenance reserve	1,250	3,711
Funds held under coinsurance and other reinsurance treaties	17,603	23,411
Reinsurance in unauthorized companies	259	—
Payable to affiliates	19,293	—
Amounts incurred under modified coinsurance agreements	5,118	10,117
Payable for securities	—	31,061
Unearned investment income	8,701	8,202
Other liabilities	23,068	31,847
Separate account liabilities	9,447,455	8,873,056

Total liabilities	10,306,266	9,821,082
Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Paid-in surplus	152,185	151,019
Unassigned surplus	236,764	124,402

Total capital and surplus	391,449	277,921

Total liabilities and capital and surplus	$10,697,715	$10,099,003

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$578,361	$573,363	$553,345
Annuity	568,168	575,450	891,360
Net investment income	86,812	90,794	87,731
Amortization of interest maintenance reserve	45	705	952
Commissions and expense allowances on reinsurance ceded	3,383	1,224	(131)
Reserve adjustments on reinsurance ceded	(1,018)	(2,037)	7,151
Income from fees associated with investment management, administration and contract guarantees for separate accounts	114,078	99,953	88,477
Income earned on company owned life insurance	2,267	2,307	3,401
Other income	7,615	4,686	2,691

	1,359,711	1,346,445	1,634,977
Benefits and expenses:
Benefits paid or provided for:
Life	80,266	68,009	68,800
Surrender benefits	963,670	880,353	998,461
Annuity benefits	40,836	47,307	30,991
Other benefits	2,586	1,248	2,595
Increase (decrease) in aggregate reserves for policies and contracts:
Life	27,347	20,136	7,302
Annuity	(78,445)	(36,786)	79,886

	1,036,260	980,267	1,188,035
Insurance expenses:
Commissions	156,876	144,462	133,578
General insurance expenses	92,552	94,805	98,778
Taxes, licenses and fees	15,204	16,316	15,750
Net transfers to/from separate accounts	(87,823)	(53,443)	20,393
Other expenses	1,527	249	1,163

	178,336	202,389	269,662

Total benefits and expenses	1,214,596	1,182,656	1,457,697

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	145,115	163,789	177,280
Dividends to policyholders	30	31	31

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	145,085	163,758	177,249
Federal income tax expense	39,955	42,354	55,430

Income from operations before net realized capital gains (losses) on investments	105,130	121,404	121,819
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(584)	39	(357)

Net income	$104,546	$121,443	$121,462

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2003	$2,500	$150,107	$63,699	$216,306
Net income	—	—	121,462	121,462
Change in net unrealized capital gains and losses	—	—	(6,216)	(6,216)
Change in non-admitted assets	—	—	(8,855)	(8,855)
Change in asset valuation reserve	—	—	3,099	3,099
Change in liability for reinsurance in unauthorized companies	—	—	1,133	1,133
Change in surplus in separate accounts	—	—	2,084	2,084
Change in net deferred income tax asset	—	—	16,855	16,855
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)

Balance at December 31, 2003	2,500	150,107	192,076	344,683
Net income	—	—	121,443	121,443
Change in net unrealized capital gains and losses	—	—	12,477	12,477
Change in non-admitted assets	—	—	(23,892)	(23,892)
Change in asset valuation reserve	—	—	(3,552)	(3,552)
Change in surplus in separate accounts	—	—	356	356
Change in net deferred income tax asset	—	—	26,679	26,679
Dividend to stockholder	—	—	(200,000)	(200,000)
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	912	—	912

Balance at December 31, 2004	2,500	151,019	124,402	277,921

6

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2004	$2,500	$151,019	$124,402	$277,921
Net income	—	—	104,546	104,546
Change in net unrealized capital gains and losses	—	—	17,411	17,411
Change in non-admitted assets	—	—	(27,593)	(27,593)
Change in asset valuation reserve	—	—	(2,828)	(2,828)
Change in liability for reinsurance in unauthorized companies	—	—	(259)	(259)
Change in surplus in separate accounts	—	—	(241)	(241)
Change in net deferred income tax asset	—	—	22,511	22,511
Dividend to stockholder	—	—	—	—
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	1,166	—	1,166

Balance at December 31, 2005	$2,500	$152,185	$236,764	$391,449

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
Operating activities
Premiums collected, net of reinsurance	$1,144,956	$1,148,270	$1,446,609
Net investment income received	92,755	97,348	88,528
Miscellaneous income received	118,762	103,115	98,059
Benefit and loss related payments	(1,093,337)	(985,923)	(1,104,098)
Commissions, expenses paid and aggregate write-ins for deductions	(271,622)	(255,745)	(251,495)
Net transfers to separate accounts and protected cell accounts	88,327	51,024	(74,921)
Dividends paid to policyholders	(30)	(31)	(31)
Federal and foreign income taxes paid	(53,662)	(38,301)	(72,358)

Net cash provided by operating activities	26,149	119,757	130,293
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	758,904	639,637	634,124
Stocks	—	683	—
Mortgage loans on real estate	5,085	258	1,218
Real estate	—	—	873
Other invested assets	3,750	—	—
Miscellaneous proceeds	245	30,831	—

Total investment proceeds	767,984	671,409	636,215
Cost of investments acquired:
Bonds	(778,751)	(588,219)	(1,051,086)
Stocks	—	(650)	(1,500)
Mortgage loans on real estate	(6,208)	(7,500)	—
Real estate	(153)	(67)	(35)
Other invested assets	(1,007)	(544)	(4,870)
Miscellaneous applications	(31,061)	(295)	—

Total cost of investments acquired	(817,180)	(597,275)	(1,057,491)
Net decrease (increase) in policy loans	(20,804)	(10,766)	7,046

Net cost of investments acquired	(837,984)	(608,041)	(1,050,445)

Net cash provided by (used in) investing activities	(70,000)	63,368	(414,230)

8

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
Financing and miscellaneous activities
Cash provided (applied):
Borrowed funds received	$6,407	$—	$—
Net deposits on deposit-type contracts and other insurance liabilities	5,284	830	853
Dividends to stockholders	—	(200,000)	—
Other cash provided (applied)	38,787	(31,092)	(51,760)

Net cash provided by (used in) financing and miscellaneous activities	50,478	(230,262)	(50,907)

Net increase (decrease) in cash and short-term investments	6,627	(47,137)	(334,844)
Cash and short-term investments at beginning of year	23,579	70,716	405,560

Cash and short-term investments at end of year	$30,206	$23,579	$70,716

See accompanying notes.

9

. Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and

10

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

11

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Non-admitted Assets: Certain assets designated as “non-admitted”, principally the non-admitted portion of deferred income tax assets, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

12

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances have not been determined by the Company, but are presumed to be material.

13

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value) are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities, categorized as bonds, are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Common stocks of noninsurance subsidiaries are accounted for based on audited GAAP equity. At December 31, 2004, the Company’s noninsurance subsidiaries, which have no significant ongoing operations other than for the Company and its affiliates, are reported based on the underlying GAAP equity adjusted to a statutory basis plus the admitted portion of goodwill. All other noninsurance subsidiaries are accounted for based on GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

14

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Policy loans are reported at unpaid principal balances and other “admitted assets” are valued principally at cost.

The Company has minor ownership interests in joint ventures and limited partnerships. The Company carries these interests based on its interest in the underlying GAAP equity of the investee and are reflected as “other invested assets” within the financials.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans and common stocks are credited or charged directly to unassigned surplus.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2005, 2004, and 2003 net realized capital gains (losses) of $(2,416), $1,507, and $402, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $45, $705, and $952, for the years ended December 31, 2005, 2004, and 2003, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. Investment income due and accrued of $28, $33, and $28 has been excluded for the years ended December 31, 2005, 2004, and 2003, respectively, with respect to such practices.

15

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2005 and 2004, securities with a book value of $6,527 and $0, respectively, and a market value of $6,428 and $0, respectively, were subject to dollar reverse repurchase agreements.

Derivative Instruments

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as income in the financial statements.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

16

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

17

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1.	Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate accounts primarily held by the Company represent funds which are administered for individual variable universal life contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at market. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the market value changes are borne entirely by the policyholder.

The Company received variable contract premiums of $1,095,820, $1,061,630, and $1,240,215 in 2005, 2004, and 2003, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Stock Option Plan and Stock Appreciation Rights Plans

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with Statement of Statutory Accounting Principles (SSAP) No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $719 and $912 for the years ended December 31, 2005 and 2004, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $447 and $0, for years ended December 31, 2005 and 2004, respectively.

Reclassifications

Certain reclassifications have been made to the 2004 and 2003 financial statements to conform to the 2005 presentation.

18

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2.	Accounting Changes

Effective January 1, 2005, the Company adopted SSAP No. 88 – Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46 and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

Effective January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 91 – Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

3.	Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Investment Securities: Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

19

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3.	Fair Values of Financial Instruments (continued)

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans are assumed to equal their carrying value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment Contracts Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets.

Receivable for Securities and Payable for Securities: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

20

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3.	Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2005		2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$30,206	$30,206	$23,579	$23,579
Bonds	681,735	677,028	670,025	675,032
Mortgage loans on real estate	18,035	18,016	16,912	18,502
Receivable for securities	—	—	295	295
Policy loans	300,462	300,462	279,658	279,658
Separate account assets	9,448,013	9,448,013	8,875,501	8,875,501
Liabilities
Investment contract liabilities	713,682	706,876	786,613	783,509
Payable for securities	—	—	31,061	31,061
Separate account annuity liabilities	5,959,998	5,959,998	5,742,629	5,742,629

4.	Investments

The carrying amount and estimated fair value of investments in bonds are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$55,441	$1	$68	$723	$54,651
State, municipal and other government	10,565	393	20	—	10,938
Public utilities	37,809	581	61	127	38,202
Industrial and miscellaneous	237,261	4,101	2,402	1,934	237,026
Mortgage and other asset-backed securities	340,659	392	1,283	3,557	336,211

Total bonds	$681,735	$5,468	$3,834	$6,341	$677,028

21

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$211,659	$498	$—	$806	$211,351
State, municipal and other government	4,616	350	—	—	4,966
Public utilities	29,478	1,075	—	16	30,537
Industrial and miscellaneous	199,430	6,251	615	1,213	203,853
Mortgage and other asset-backed securities	224,842	685	215	987	224,325

Total bonds	$670,025	$8,859	$830	$3,022	$675,032

At December 31, 2005, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 60 securities with a carrying value of $121,000 and an unrealized loss of $3,834 with an average price of 96.8 (NAIC market value/amortized cost). Of this portfolio, 97.86% was investment grade with associated unrealized losses of $3,550.

At December 31, 2005, for securities that have been in a continuous loss position for less than twelve months, the Company held 76 securities with a carrying value of $391,144 and an unrealized loss of $6,341 with an average price of 98.4 (NAIC market value/amortized cost). Of this portfolio, 92.9% was investment grade with associated unrealized losses of $5,483.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying value. Additionally financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

22

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

The estimated fair value of bonds with gross unrealized losses is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2005
Bonds:
United States Government and agencies	$2,209	$51,841	$54,050
State, municipal and other government	684	—	684
Public utilities	3,723	12,192	15,915
Industrial and miscellaneous	68,702	83,246	151,948
Mortgage and other asset-backed securities	41,848	237,524	279,372

	$117,166	$384,803	$501,969

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2004
Bonds:
United States Government and agencies	$—	$175,961	$175,961
Public utilities	—	3,135	3,135
Industrial and miscellaneous	4,751	90,964	95,715
Mortgage and other asset-backed securities	10,594	142,172	152,766

	$15,345	$412,232	$427,577

The carrying amount and fair value of bonds at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$22,340	$22,276
Due one through five years	150,204	148,199
Due five through ten years	136,828	137,747
Due after ten years	31,704	32,595

	341,076	340,817
Mortgage and other asset-backed securities	340,659	336,211

	$681,735	$677,028

23

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2005	2004	2003
Interest on bonds	$30,014	$32,456	$27,431
Dividends from common stock of affiliated entities	35,871	39,460	40,033
Interest on mortgage loans on real estate	2,013	769	792
Rental income on home office properties	7,316	7,440	7,747
Interest on policy loans	17,266	16,739	16,592
Other investment income	2,541	1,180	2,020

Gross investment income	95,021	98,044	94,615
Investment expenses	(8,209)	(7,250)	(6,884)

Net investment income	$86,812	$90,794	$87,731

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2005	2004	2003
Proceeds	$758,904	$639,637	$634,124

Gross realized gains	$1,555	$6,330	$3,551
Gross realized losses	(5,273)	(4,011)	(3,211)

Net realized gains (losses)	$(3,718)	$2,319	$340

At December 31, 2005, bonds with an aggregate carrying value of $3,856 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

24

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2005	2004	2003
Debt securities	$(3,718)	$2,319	$340
Other invested assets	(52)	150	—

	(3,770)	2,469	340
Tax benefit (expense)	770	(923)	(296)
Transfer to (from) interest maintenance reserve	2,416	(1,507)	(401)

Net realized capital gains (losses) on investments	$(584)	$39	$(357)

	Changes in Unrealized
	Year Ended December 31
	2005	2004	2003
Common stocks	$18,801	$15,107	$(3,259)
Other invested assets	(1,390)	(2,630)	(2,957)

Change in unrealized capital gains and losses	$17,411	$12,477	$(6,216)

The Company did not recognize any impairment write-down for its investments in limited partnerships during the years ended December 31, 2005, 2004 and 2003.

Gross unrealized gains (losses) on common stocks were as follows:

	Unrealized
	December 31
	2005	2004
Unrealized gains	$47,842	$29,544
Unrealized losses	(1,087)	(1,590)

Net unrealized gains	$46,755	$27,954

25

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

4.	Investments (continued)

During 2005, the Company issued one mortgage loan at an interest rate of 5.46% and one mortgage loan at an interest rate of 5.94%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90%. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. During 2004, the Company issued one mortgage loan at an interest rate of 5.67%. During 2003, the Company did not issue any mortgage loans. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

During 2005, 2004, and 2003, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2005, 2004 and 2003, the Company held a mortgage loan loss reserve in the asset valuation reserve of $171, $137 and $92, respectively.

At December 31, 2005 and 2004, the net amount of securities being acquired on a TBA basis was $0 and $38,714, respectively.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 Indices. The Company uses S&P 500 and NASDAQ 1000 futures contracts and/or options to hedge the liability option risk associated with these products.

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company did not recognize any unrealized gains or losses during 2005 or 2004 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

5.	Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

26

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

5.	Reinsurance (continued)

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2005	2004	2003
Direct premiums	$1,200,679	$1,202,558	$1,504,347
Reinsurance assumed	791	—	—
Reinsurance ceded	(54,941)	(53,745)	(59,642)

Net premiums earned	$1,146,529	$1,148,813	$1,444,705

The Company received reinsurance recoveries in the amount of $42,537, $31,129, and $30,055 during 2005, 2004 and 2003, respectively. At December 31, 2005 and 2004, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $10,008 and $9,905, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2005 and 2004 of $68,645 and $68,708, respectively.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. Over the course of this reinsurance treaty, the experience of the underlying policies will be reflected as a reduction to the amount initially credited to surplus. During 2005, 2004, and 2003, the amount charged directly to unassigned surplus was $1,185. At December 31, 2005, the Company holds collateral in the form of letters of credit of $85,000 from the ceding company.

27

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2005	2004
Deferred income tax assets:
§807(f) adjustment	$—	$122
Tax basis deferred acquisition costs	92,798	91,620
Reserves	132,510	120,055
Other	11,507	8,158

Total deferred income tax assets	$236,815	$219,955

Deferred income tax assets – nonadmitted	$134,595	$107,119

Deferred income tax liabilities:
§807(f) adjustment – liabilities	$74,092	$79,417
Other	255	581

Total deferred income tax liabilities	$74,347	$79,998

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2005	2004
Change in net deferred income tax asset	$22,511	$26,679
Change in deferred income tax assets – nonadmitted	27,476	24,523

28

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2005	2004	2003
Income tax expense computed at the federal statutory rate (35%)	$50,780	$57,315	$62,037
Deferred acquisition costs – tax basis	981	2,153	4,149
Amortization of IMR	(16)	(247)	(333)
Depreciation	(178)	(267)	(290)
Dividends received deduction	(25,155)	(19,960)	(20,808)
Low income housing credits	(3,157)	(3,157)	(3,150)
Prior year over accrual	(151)	(13,204)	(11,583)
Reinsurance transactions	(415)	(415)	(415)
Reserves	17,967	22,156	27,407
Other	(701)	(2,020)	(1,584)

Federal income tax expense	$39,955	$42,354	$55,430

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and it affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. At December 31, 2004, the life subgroup had no loss carryforwards. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided in the financial statements on income deferred in the PSA ($293 at December 31, 2005). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $102.

29

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

6.	Income Taxes (continued)

The consolidated tax group, in which the Company is included, incurred income taxes during 2005, 2004 and 2003 of $282,000, $280,000, and $200,000, respectively that will be available for recoupment in the event of future net losses.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination for 2001 through 2003 is complete and an examination is underway for 2004.

7.	Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2005		2004
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$20,695	0%	$14,821	0%
Subject to discretionary withdrawal at book value less surrender charge	141,855	2%	260,441	4%
Subject to discretionary withdrawal at market value	5,959,998	89%	5,742,629	87%
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	535,591	8%	556,284	9%
Not subject to discretionary withdrawal	62,422	1%	14,326	0%

	6,720,561	100%	6,588,501	100%

Less reinsurance ceded	37,963		50,473

Total policy reserves on annuities and deposit fund liabilities	$6,682,598		$6,538,028

30

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2005	2004	2003
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$1,095,820	$1,061,629	$1,240,215
Transfers from separate accounts	1,187,411	1,113,867	1,221,216

Net transfers to separate accounts	(91,591)	(52,238)	18,999
Other	3,768	(1,205)	1,394

Transfers as reported in the summary of operations of the life, accident and health annual statement	$(87,823)	$(53,443)	$20,393

At December 31, 2005 and 2004, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2005	Guaranteed Minimum Income Benefit	$1,751,800	$21,551	$3,328
2004	Guaranteed Minimum Income Benefit	$1,746,000	$17,700	$3,500

For Variable Annuities with Guaranteed Living Benefits (“VAGLB”), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

31

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

At December 31, 2005 and 2004, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2005	Guaranteed Minimum Death Benefit	$6,394,544	$61,194	$37,963
2004	Guaranteed Minimum Death Benefit	$6,151,000	$61,900	$44,200

For Variable Annuities with Minimum Guaranteed Death Benefits (“MGDB”), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2005 and 2004, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2005
Ordinary direct renewal business	$1,592	$211	$1,803
Ordinary new business	2,252	1,106	3,358

	$3,844	$1,317	$5,161

December 31, 2004
Ordinary direct renewal business	$1,085	$337	$1,422
Ordinary new business	1,183	419	1,602

	$2,268	$756	$3,024

32

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

7.	Policy and Contract Attributes (continued)

At December 31, 2005 and 2004, the Company had insurance in force aggregating $61,564,103 and $62,223,424 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Department of the State of Ohio. The Company established policy reserves of $9,331 and $4,574 to cover these deficiencies at December 31, 2005 and 2004, respectively.

8.	Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2006, without the prior approval of insurance regulatory authorities, is $104,546.

9.	Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, the Company meets the RBC requirements.

10.	Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2005, 2004 and 2003, the Company sold $51,983, $45,723, and $ 31,554, respectively, of agent balances without recourse to an affiliated entity. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliate company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales.

33

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

11.	Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87, Employers Accounting for Pensions expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $1,280, $1,303, and $1,507 for the years ended December 31, 2005, 2004, and 2003, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $836, $807, and $858 for the years ended December 31, 2005, 2004, and 2003, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2005, 2004 and 2003 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

34

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

11.	Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $126, $157, and $153 for the years ended December 31, 2005, 2004, and 2003, respectively.

12.	Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Cost Sharing agreement between AEGON USA, Inc. companies, providing for services needed. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The Company is part of a Tax Allocation Agreement with its parent and other affiliated companies as described in Note 6. During 2005, 2004, and 2003, the Company paid $91,667, $108,339, and $19,705, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2005, 2004, and 2003, the Company received $85,975, $89,072, and $5,775, respectively, for such services, which approximates their cost.

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2005, 2004, and 2003, the Company paid net interest of $1,027, $520, and $435, respectively, to affiliates.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2005 and 2004, the cash surrender value of these policies was $59,598 and $57,331, respectively.

The Company paid common stock dividends of $200,000 during 2004. The dividend paid in 2004 was approved by the Insurance Department of the State of Ohio as an extraordinary dividend.

35

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

13.	Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,380 and $3,404 and an offsetting premium tax benefit of $722 and $743 at December 31, 2005 and 2004, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $59, $(374), and $24, for the years ended December 31, 2005, 2004, and 2003, respectively.

The Company has contingent commitments of $3,043 and $4,154 as of December 31, 2005 and 2004, respectively, for joint ventures, partnerships and limited liability companies.

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company. The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets. At December 31, 2005 and 2004 respectively, the Company pledged assets in the amount of $642 and $189 to satisfy the requirements of futures trading accounts.

36

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements - Statutory Basis (continued)

(Dollars in Thousands)

13.	Commitments and Contingencies (continued)

There continues to be significant federal and state regulatory activity relating to financial services companies. The Company and certain of its affiliates have been examined by, and received requests for information from, the staff of the Securities and Exchange Commission (“SEC”). In particular, the Company continues to respond to requests for documents and information from the SEC staff in connection with an ongoing investigation, which has included requests for testimony by the Company, its personnel and other related persons regarding potential market timing and matters affecting certain employees and affiliates of the Company.

A number of other companies in this industry have announced settlements of enforcement actions with various regulatory agencies such as the SEC; those settlements have encompassed a wide range of remediation including injunctive relief, monetary penalties, and restitution. The Company and its affiliates are working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. Although it is not possible to provide a meaningful estimate of the range of potential outcomes at this time, the Company does not believe the resolution will be material to its financial position.

14.	Debt

The Company has an outstanding liability for borrowed money in the amount of $6,439 and $0 as of December 31, 2005 and 2004, respectively, due to participation in dollar reverse repurchase agreements. The company enters reverse dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received as stated in Note 1.

37

Statutory-Basis Financial

Statement Schedules

38

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2005

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$55,483	$54,693	$55,483
States, municipalities, and political subdivisions	12,856	12,738	12,856
Foreign governments	8,375	8,725	8,375
Public utilities	37,809	38,202	37,809
All other corporate bonds	567,212	562,670	567,212

Total fixed maturities	681,735	667,028	681,735
Mortgage loans on real estate	18,035		18,035
Home office properties	40,276		40,276
Policy loans	300,462		300,462
Cash and short-term investments	30,206		30,206
Other invested assets	14,227		14,227

Total investments	$1,084,941		$1,084,941

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

39

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*
Year ended December 31, 2005
Individual life	$457,491	$18,346	$578,049	$34,086
Group life	15,288	100	312	1,026
Annuity	692,848	2	568,168	51,700

	$1,165,627	$18,448	$1,146,529	$86,812

Year ended December 31, 2004
Individual life	$431,843	$22,129	$572,975	$32,781
Group life	13,589	100	388	964
Annuity	771,293	–	575,450	57,049

	$1,216,725	$22,229	$1,148,813	$90,794

Year ended December 31, 2003
Individual life	$412,473	$12,763	$552,849	$31,348
Group life	12,823	176	496	944
Annuity	808,079	—	891,360	55,439

	$1,233,375	$12,939	$1,444,705	$87,731

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

40

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III (continued)

	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*	Premium Written
Year ended December 31, 2005
Individual life	$252,018	$244,614	$—
Group life	1,722	1,357	755
Annuity	782,520	(67,635)	—

	$1,036,260	$178,336	$755

Year ended December 31, 2004
Individual life	$208,923	$263,981	$—
Group life	887	1,260	790
Annuity	770,457	(62,852)	—

	$980,267	$202,389	$790

Year ended December 31, 2003
Individual life	$185,642	$275,352	$—
Group life	2,530	(769)	863
Annuity	999,863	(4,921)	—

	$1,188,035	$269,662	$863

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

41

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2005
Life insurance in force	$85,891,325	$35,360,079	$—	$50,531,246	0%

Premiums:
Individual life	$622,657	$45,399	$791	$578,049	0%
Group life	755	443	—	312	0
Annuity	577,267	9,099	—	568,168	0

	$1,200,679	$54,941	$791	$1,146,529	0%

Year ended December 31, 2004
Life insurance in force	$81,890,006	$30,314,062	$—	$51,575,944	0%

Premiums:
Individual life	$615,380	$42,405	$—	$572,975	0%
Group life	790	402	—	388	0
Annuity	586,388	10,938	—	575,450	0

	$1,202,558	$53,745	$—	$1,148,813	0%

Year ended December 31, 2003
Life insurance in force	$79,220,097	$25,368,242	$—	$53,851,855	0%

Premiums:
Individual life	$593,641	$40,792	$—	$552,849	0%
Group life	863	367	—	496	0
Annuity	909,843	18,483	—	891,360	0

	$1,504,347	$59,642	$—	$1,444,705	0%

42

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of the WRL Series Annuity Account

Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Annuity Account (the Separate Account, a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Annuity Account at December 31, 2005, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

March 3, 2006

0603-0720904	A Member Practice of Ernst & Young Global

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	WRL Transamerica Money Market Subaccount	WRL AEGON Bond Subaccount	WRL Janus Growth Subaccount	WRL Templeton Great Companies - Global Subaccount	WRL Van Kampen Mid-Cap Growth Subaccount
Assets:
Investment in securities:
Number of shares	116,469	10,574	13,748	14,324	12,582

Cost	$116,469	$128,206	$774,495	$271,757	$353,542

Investment, at net asset value	$116,469	$125,150	$527,368	$269,438	$241,312
Dividend receivable	12	0	0	0	0
Transfers receivable from depositor	278	28	0	112	0

Total assets	116,759	125,178	527,368	269,550	241,312

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(213)	(25)	(295)	(12)	(1,099)

Total liabilities	(213)	(25)	(295)	(12)	(1,099)

Net assets	$116,546	$125,153	$527,073	$269,538	$240,213

Net Assets Consisting of:
Contract owners’ equity:
Class A	$25,725	$31,564	$214,289	$84,165	$63,446
Class B	75,666	82,390	298,920	176,482	169,016
Class C	12,075	9,094	11,219	7,703	6,040
Class D	1,658	884	1,470	769	1,147
Class E	0	0	0	0	0
Class F	587	839	628	147	318
Class G	407	222	152	129	110
Class H	376	144	337	94	77
Class I	26	15	6	9	58
Depositor’s equity:
Class A	$0	$0	$0	$0	$0
Class B	0	0	21	4	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	26	1	2	8	1
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	0	0	29	28	0

Net assets applicable to units outstanding	$116,546	$125,153	$527,073	$269,538	$240,213

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	WRL Transamerica Money Market Subaccount	WRL AEGON Bond Subaccount	WRL Janus Growth Subaccount	WRL Templeton Great Companies - Global Subaccount	WRL Van Kampen Mid-Cap Growth Subaccount

Contract owners’ units:
Class A	1,590	1,146	3,908	2,552	1,853
Class B	5,662	4,408	11,441	5,456	5,031
Class C	1,130	683	1,898	1,020	946
Class D	156	67	250	110	181
Class E	0	0	0	0	0
Class F	58	80	42	10	24
Class G	41	21	10	9	9
Class H	38	14	23	7	6
Class I	3	2	0	1	4
Depositor’s units:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	0	0	0	0	0
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	0	0	2	2	0
Total units outstanding:
Class A	1,590	1,146	3,908	2,552	1,853
Class B	5,662	4,408	11,441	5,456	5,031
Class C	1,130	683	1,898	1,020	946
Class D	156	67	250	110	181
Class E	0	0	0	0	0
Class F	58	80	42	10	24
Class G	41	21	10	9	9
Class H	38	14	23	7	6
Class I	3	2	2	3	4
Accumulation unit value:
Class A	$16.19	$27.55	$54.84	$32.98	$34.24
Class B	13.36	18.69	26.13	32.35	33.59
Class C	10.69	13.30	5.91	7.55	6.39
Class D	10.61	13.21	5.87	6.98	6.34
Class E	102.63	108.18	157.37	146.22	143.06
Class F	10.03	10.48	14.84	14.11	13.34
Class G	9.93	10.37	14.69	13.96	13.20
Class H	9.99	10.44	14.79	14.06	13.29
Class I	9.89	10.33	14.63	13.91	13.15

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	WRL Federated Growth & Income Subaccount	WRL Transamerica Value Balanced Subaccount	WRL Mercury Large Cap Value Subaccount	WRL American Century International Subaccount	WRL Third Avenue Value Subaccount
Assets:
Investment in securities:
Number of shares	18,231	23,434	6,711	10,604	11,771

Cost	$281,308	$304,224	$102,021	$76,955	$189,016

Investment, at net asset value	$301,332	$301,845	$125,637	$92,784	$285,082
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	220	16	288	188	151

Total assets	301,552	301,861	125,925	92,972	285,233

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(198)	(199)	0	(20)	(96)

Total liabilities	(198)	(199)	0	(20)	(96)

Net assets	$301,354	$301,662	$125,925	$92,952	$285,137

Net Assets Consisting of:
Contract owners’ equity:
Class A	$70,878	$83,607	$30,810	$14,772	$65,174
Class B	194,609	204,707	75,232	65,120	177,577
Class C	28,309	11,727	16,847	11,571	33,970
Class D	2,398	859	1,609	1,004	3,489
Class E	0	0	0	0	0
Class F	2,624	521	861	380	2,594
Class G	1,848	92	429	67	1,493
Class H	668	92	107	5	786
Class I	19	0	28	0	52
Depositor’s equity:
Class A	$0	$0	$0	$0	$0
Class B	0	30	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	1	1	2	2	2
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	0	26	0	31	0

Net assets applicable to units outstanding	$301,354	$301,662	$125,925	$92,952	$285,137

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	WRL Federated Growth & Income Subaccount	WRL Transamerica Value Balanced Subaccount	WRL Mercury Large Cap Value Subaccount	WRL American Century International Subaccount	WRL Third Avenue Value Subaccount

Contract owners’ units:
Class A	2,282	4,019	1,383	1,315	2,590
Class B	6,378	10,005	3,426	5,872	7,141
Class C	1,412	895	1,031	1,376	1,361
Class D	121	66	99	121	141
Class E	0	0	0	0	0
Class F	196	40	51	24	134
Class G	140	7	26	4	78
Class H	51	7	6	0	40
Class I	1	0	2	0	3
Depositor’s units:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	0	0	0	0	0
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	0	2	0	2	0
Total units outstanding:
Class A	2,282	4,019	1,383	1,315	2,590
Class B	6,378	10,005	3,426	5,872	7,141
Class C	1,412	895	1,031	1,376	1,361
Class D	121	66	99	121	141
Class E	0	0	0	0	0
Class F	196	40	51	24	134
Class G	140	7	26	4	78
Class H	51	7	6	0	40
Class I	1	2	2	2	3
Accumulation unit value:
Class A	$31.05	$20.80	$22.28	$11.24	$25.17
Class B	30.51	20.46	21.96	11.09	24.87
Class C	20.05	13.10	16.33	8.41	24.95
Class D	19.91	13.01	16.22	8.31	24.78
Class E	140.34	138.66	184.63	169.05	206.96
Class F	13.33	13.02	16.91	15.80	19.38
Class G	13.19	12.88	16.73	15.64	19.18
Class H	13.28	12.97	16.84	15.74	19.30
Class I	13.14	12.83	16.66	15.57	19.10

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	WRL Clarion Global Real Estate Securities Subaccount	WRL Marsico Growth Subaccount	WRL Munder Net50 Subaccount	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount
Assets:
Investment in securities:
Number of shares	6,604	4,019	2,422	3,393	7,078

Cost	$96,305	$32,984	$19,153	$63,977	$76,499

Investment, at net asset value	$130,611	$41,557	$24,995	$68,270	$78,411
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	112	0	81	0	33

Total assets	130,723	41,557	25,076	68,270	78,444

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(77)	(358)	(81)	(268)	(221)

Total liabilities	(77)	(358)	(81)	(268)	(221)

Net assets	$130,646	$41,199	$24,995	$68,002	$78,223

Net Assets Consisting of:
Contract owners’ equity:
Class A	$25,040	$6,788	$3,375	$14,825	$12,720
Class B	86,160	26,606	16,196	42,612	52,384
Class C	14,888	6,598	3,660	8,770	11,215
Class D	1,735	504	1,021	484	860
Class E	0	0	0	0	0
Class F	1,318	508	540	905	749
Class G	902	87	75	234	114
Class H	535	91	93	159	164
Class I	66	16	0	11	15
Depositor’s equity:
Class A	$0	$0	$0	$0	$0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	2	1	2	2	2
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	0	0	33	0	0

Net assets applicable to units outstanding	$130,646	$41,199	$24,995	$68,002	$78,223

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	WRL Clarion Global Real Estate Securities Subaccount	WRL Marsico Growth Subaccount	WRL Munder Net50 Subaccount	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount

Contract owners’ units:
Class A	1,103	697	328	1,343	970
Class B	3,840	2,760	1,592	3,898	4,035
Class C	517	753	389	756	1,054
Class D	61	58	109	42	81
Class E	0	0	0	0	0
Class F	70	36	32	64	47
Class G	49	7	5	18	7
Class H	29	6	6	12	10
Class I	4	1	0	1	1
Depositor’s units:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	0	0	0	0	0
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	0	0	2	0	0
Total units outstanding:
Class A	1,103	697	328	1,343	970
Class B	3,840	2,760	1,592	3,898	4,035
Class C	517	753	389	756	1,054
Class D	61	58	109	42	81
Class E	0	0	0	0	0
Class F	70	36	32	64	47
Class G	49	7	5	18	7
Class H	29	6	6	12	10
Class I	4	1	2	1	1
Accumulation unit value:
Class A	$22.70	$9.74	$10.28	$11.04	$13.11
Class B	22.44	9.64	10.17	10.93	12.98
Class C	28.79	8.77	9.40	11.61	10.64
Class D	28.59	8.71	9.33	11.53	10.57
Class E	194.56	148.97	188.47	152.61	174.87
Class F	18.70	14.08	16.71	14.12	15.80
Class G	18.50	13.93	16.53	13.97	15.64
Class H	18.62	14.03	16.64	14.06	15.74
Class I	18.42	13.88	16.46	13.91	15.57

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	WRL Salomon All Cap Subaccount	WRL J.P. Morgan Mid Cap Value Subaccount	WRL Great Companies - AmericaSM Subaccount	WRL Great Companies - TechnologySM Subaccount	WRL Asset Allocation - Conservative Portfolio Subaccount
Assets:
Investment in securities:
Number of shares	7,285	3,981	12,189	4,889	12,365

Cost	$93,791	$52,745	$125,807	$17,780	$126,924

Investment, at net asset value	$107,154	$63,260	$124,084	$21,314	$141,323
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	42	0	21	1	23

Total assets	107,196	63,260	124,105	21,315	141,346

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(15)	(759)	(103)	(85)	(54)

Total liabilities	(15)	(759)	(103)	(85)	(54)

Net assets	$107,181	$62,501	$124,002	$21,230	$141,292

Net Assets Consisting of:
Contract owners’ equity:
Class A	$17,253	$9,260	$20,553	$2,788	$17,741
Class B	79,494	42,660	86,799	12,755	71,385
Class C	8,346	8,799	13,987	4,883	34,570
Class D	1,371	1,165	2,100	491	11,123
Class E	0	0	0	0	0
Class F	456	320	384	190	4,181
Class G	180	142	53	24	1,775
Class H	68	123	96	69	386
Class I	11	0	5	0	130
Depositor’s equity:
Class A	$0	$0	$0	$0	$0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	2	2	1	2	1
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	0	30	24	28	0

Net assets applicable to units outstanding	$107,181	$62,501	$124,002	$21,230	$141,292

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	WRL Salomon All Cap Subaccount	WRL J.P. Morgan Mid Cap Value Subaccount	WRL Great Companies - AmericaSM Subaccount	WRL Great Companies - TechnologySM Subaccount	WRL Asset Allocation - Conservative Portfolio Subaccount

Contract owners’ units:
Class A	1,163	603	2,113	684	1,441
Class B	5,410	2,809	9,002	3,154	5,828
Class C	630	593	1,471	1,225	2,849
Class D	104	79	223	124	922
Class E	0	0	0	0	0
Class F	33	21	32	14	321
Class G	13	9	5	2	138
Class H	5	8	8	6	29
Class I	1	0	0	0	10
Depositor’s units:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	0	0	0	0	0
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	0	2	2	2	0
Total units outstanding:
Class A	1,163	603	2,113	684	1,441
Class B	5,410	2,809	9,002	3,154	5,828
Class C	630	593	1,471	1,225	2,849
Class D	104	79	223	124	922
Class E	0	0	0	0	0
Class F	33	21	32	14	321
Class G	13	9	5	2	138
Class H	5	8	8	6	29
Class I	1	2	2	2	10
Accumulation unit value:
Class A	$14.84	$15.35	$9.73	$4.08	$12.32
Class B	14.69	15.19	9.64	4.04	12.25
Class C	13.24	14.84	9.51	3.99	12.14
Class D	13.15	14.74	9.43	3.95	12.07
Class E	153.04	165.01	127.43	155.30	137.99
Class F	14.12	15.24	11.92	14.02	13.01
Class G	13.97	15.07	11.80	13.87	12.87
Class H	14.06	15.18	11.88	13.97	12.95
Class I	13.91	15.01	11.75	13.82	12.82

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	WRL Asset Allocation - Moderate Portfolio Subaccount	WRL Asset Allocation - Moderate Growth Portfolio Subaccount	WRL Asset Allocation - Growth Portfolio Subaccount	WRL PIMCO Total Return Subaccount	WRL Transamerica Balanced Subaccount

Assets:
Investment in securities:
Number of shares	36,352	36,940	19,544	4,828	1,713

Cost	$366,348	$368,171	$199,435	$51,935	$17,742

Investment, at net asset value	$444,897	$472,776	$250,910	$52,679	$19,922
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	258	31	118	16	12

Total assets	445,155	472,807	251,028	52,695	19,934

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(50)	(7)	(327)	0	0

Total liabilities	(50)	(7)	(327)	0	0

Net assets	$445,105	$472,800	$250,701	$52,695	$19,934

Net Assets Consisting of:
Contract owners’ equity:
Class A	$62,098	$77,761	$30,951	$10,742	$3,713
Class B	263,962	292,870	160,383	31,554	12,252
Class C	90,603	76,722	49,482	8,313	3,344
Class D	12,000	10,064	2,122	875	277
Class E	0	0	0	0	0
Class F	8,902	9,445	4,547	941	238
Class G	3,368	3,447	1,441	149	31
Class H	3,926	1,574	1,612	109	50
Class I	245	853	161	11	3
Depositor’s equity:
Class A	$0	$0	$0	$0	$0
Class B	0	62	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	1	2	2	1	1
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	0	0	0	0	25

Net assets applicable to units outstanding	$445,105	$472,800	$250,701	$52,695	$19,934

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	WRL Asset Allocation - Moderate Portfolio Subaccount	WRL Asset Allocation - Moderate Growth Portfolio Subaccount	WRL Asset Allocation - Growth Portfolio Subaccount	WRL PIMCO Total Return Subaccount	WRL Transamerica Balanced Subaccount

Contract owners’ units:
Class A	4,938	6,021	2,366	944	300
Class B	21,105	22,807	12,328	2,788	994
Class C	7,311	6,028	3,839	741	274
Class D	973	795	165	78	23
Class E	0	0	0	0	0
Class F	648	644	291	89	18
Class G	248	238	94	14	2
Class H	287	109	104	10	4
Class I	18	58	11	1	0
Depositor’s units:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	0	0	0	0	0
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	0	0	0	0	2
Total units outstanding:
Class A	4,938	6,021	2,366	944	300
Class B	21,105	22,807	12,328	2,788	994
Class C	7,311	6,028	3,839	741	274
Class D	973	795	165	78	23
Class E	0	0	0	0	0
Class F	648	644	291	89	18
Class G	248	238	94	14	2
Class H	287	109	104	10	4
Class I	18	58	11	1	2
Accumulation unit value:
Class A	$12.58	$12.92	$13.08	$11.38	$12.39
Class B	12.51	12.84	13.01	11.32	12.32
Class C	12.39	12.73	12.89	11.21	12.21
Class D	12.32	12.66	12.82	11.15	12.14
Class E	146.34	156.66	167.78	108.67	134.57
Class F	13.73	14.66	15.55	10.50	12.82
Class G	13.58	14.50	15.39	10.39	12.69
Class H	13.67	14.60	15.49	10.46	12.77
Class I	13.53	14.45	15.32	10.35	12.64

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount	WRL Capital Guardian Value Subaccount	WRL Transamerica Small/Mid Cap Value Subaccount

Assets:
Investment in securities:
Number of shares	1,693	11,651	5,138	2,911	1,640

Cost	$18,497	$310,650	$66,808	$48,348	$28,948

Investment, at net asset value	$18,963	$278,096	$80,604	$59,883	$30,056
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	5	8	226	253	48

Total assets	18,968	278,104	80,830	60,136	30,104

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(3)	(307)	(88)	0	(94)

Total liabilities	(3)	(307)	(88)	0	(94)

Net assets	$18,965	$277,797	$80,742	$60,136	$30,010

Net Assets Consisting of:
Contract owners’ equity:
Class A	$2,009	$56,359	$14,892	$14,932	$8,641
Class B	12,148	197,394	54,633	32,197	14,365
Class C	3,738	18,985	8,826	10,943	6,219
Class D	104	2,672	747	1,439	378
Class E	0	0	0	0	0
Class F	798	1,431	1,049	427	132
Class G	62	526	407	144	107
Class H	79	388	112	21	96
Class I	0	9	74	0	8
Depositor’s equity:
Class A	$0	$0	$0	$0	$0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	1	2	2	2	32
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	26	31	0	31	32

Net assets applicable to units outstanding	$18,965	$277,797	$80,742	$60,136	$30,010

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount	WRL Capital Guardian Value Subaccount	WRL Transamerica Small/Mid Cap Value Subaccount

Contract owners’ units:
Class A	155	3,882	1,101	1,161	701
Class B	944	13,673	4,060	2,518	1,124
Class C	293	1,327	662	864	507
Class D	8	188	56	114	31
Class E	0	0	0	0	0
Class F	60	90	63	27	10
Class G	5	33	25	9	9
Class H	6	25	7	2	8
Class I	0	0	5	0	1
Depositor’s units:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	0	0	0	0	0
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	2	2	0	2	2
Total units outstanding:
Class A	155	3,882	1,101	1,161	701
Class B	944	13,673	4,060	2,518	1,124
Class C	293	1,327	662	864	507
Class D	8	188	56	114	31
Class E	0	0	0	0	0
Class F	60	90	63	27	10
Class G	5	33	25	9	9
Class H	6	25	7	2	8
Class I	2	2	5	2	3
Accumulation unit value:
Class A	$12.94	$14.52	$13.53	$12.86	$12.32
Class B	12.87	14.44	13.45	12.79	12.78
Class C	12.75	14.31	13.33	12.67	12.26
Class D	12.68	14.23	13.26	12.60	12.24
Class E	139.99	170.67	180.09	171.44	129.37
Class F	13.20	15.93	16.60	15.65	12.76
Class G	13.06	15.77	16.42	15.48	12.67
Class H	13.15	15.87	16.53	15.58	12.73
Class I	13.01	15.70	16.36	15.42	12.64

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	WRL Transamerica U.S. Government Securities Subaccount	WRL J.P. Morgan Enhanced Index Subaccount	WRL MFS High Yield Subaccount	WRL Capital Guardian U.S. Equity Subaccount
Assets:
Investment in securities:
Number of shares	857	1,013	2,085	2,989

Cost	$10,528	$12,890	$20,438	$27,700

Investment, at net asset value	$10,242	$14,531	$20,066	$33,837
Dividend receivable	0	0	0	0
Transfers receivable from depositor	0	25	46	928

Total assets	10,242	14,556	20,112	34,765

Liabilities:
Accrued expenses	0	0	0	0
Transfers payable to depositor	(2)	(148)	0	0

Total liabilities	(2)	(148)	0	0

Net assets	$10,240	$14,408	$20,112	$34,765

Net Assets Consisting of:
Contract owners’ equity:
Class A	$1,234	$2,806	$2,422	$10,620
Class B	5,760	7,560	15,036	18,671
Class C	2,529	2,914	1,734	4,842
Class D	244	662	236	263
Class E	0	0	0	0
Class F	254	136	524	220
Class G	111	304	49	105
Class H	81	10	11	31
Class I	26	15	99	11
Depositor’s equity:
Class A	$0	$0	$0	$0
Class B	0	0	0	0
Class C	0	0	0	0
Class D	0	0	0	0
Class E	1	1	1	2
Class F	0	0	0	0
Class G	0	0	0	0
Class H	0	0	0	0
Class I	0	0	0	0

Net assets applicable to units outstanding	$10,240	$14,408	$20,112	$34,765

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	WRL Transamerica U.S. Government Securities Subaccount	WRL J.P. Morgan Enhanced Index Subaccount	WRL MFS High Yield Subaccount	WRL Capital Guardian U.S. Equity Subaccount

Contract owners’ units:
Class A	113	243	204	864
Class B	530	658	1,274	1,526
Class C	235	256	148	399
Class D	23	58	19	22
Class E	0	0	0	0
Class F	25	10	44	16
Class G	11	23	5	8
Class H	8	1	1	2
Class I	2	1	8	1
Depositor’s units:
Class A	0	0	0	0
Class B	0	0	0	0
Class C	0	0	0	0
Class D	0	0	0	0
Class E	0	0	0	0
Class F	0	0	0	0
Class G	0	0	0	0
Class H	0	0	0	0
Class I	0	0	0	0
Total units outstanding:
Class A	113	243	204	864
Class B	530	658	1,274	1,526
Class C	235	256	148	399
Class D	23	58	19	22
Class E	0	0	0	0
Class F	25	10	44	16
Class G	11	23	5	8
Class H	8	1	1	2
Class I	2	1	8	1
Accumulation unit value:
Class A	$10.93	$11.55	$11.85	$12.30
Class B	10.87	11.48	11.81	12.23
Class C	10.77	11.38	11.73	12.12
Class D	10.71	11.32	11.68	12.05
Class E	105.68	146.69	120.45	155.03
Class F	10.22	13.56	11.80	14.21
Class G	10.11	13.42	11.67	14.06
Class H	10.18	13.50	11.75	14.15
Class I	10.07	13.36	11.63	14.00

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	Fidelity VIP Index 500 Portfolio Subaccount	Fidelity VIP Growth Opportunities Portfolio Subaccount	Fidelity VIP Contrafund® Portfolio Subaccount	Fidelity VIP Equity-Income Portfolio Subaccount

Assets:
Investment in securities:
Number of shares	2	436	2,021	1,192

Cost	$322	$6,049	$45,209	$24,970

Investment, at net asset value	$347	$7,528	$62,006	$30,001
Dividend receivable	0	0	0	0
Transfers receivable from depositor	0	0	17	1

Total assets	347	7,528	62,023	30,002

Liabilities:
Accrued expenses	0	0	0	0
Transfers payable to depositor	0	(17)	0	(4)

Total liabilities	0	(17)	0	(4)

Net assets	$347	$7,511	$62,023	$29,998

Net Assets Consisting of:
Contract owners’ equity:
Class A	$0	$740	$13,230	$5,636
Class B	0	5,422	38,543	19,288
Class C	0	1,085	9,313	4,773
Class D	0	264	937	301
Class E	0	0	0	0
Class F	0	0	0	0
Class G	0	0	0	0
Class H	6	0	0	0
Class I	313	0	0	0
Depositor’s equity:
Class A	$0	$0	$0	$0
Class B	0	0	0	0
Class C	0	0	0	0
Class D	0	0	0	0
Class E	0	0	0	0
Class F	0	0	0	0
Class G	0	0	0	0
Class H	28	0	0	0
Class I	0	0	0	0

Net assets applicable to units outstanding	$347	$7,511	$62,023	$29,998

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2005

(all amounts except Accumulation Unit Value in thousands)

	Fidelity VIP Index 500 Portfolio Subaccount	Fidelity VIP Growth Opportunities Portfolio Subaccount	Fidelity VIP Contrafund® Portfolio Subaccount	Fidelity VIP Equity-Income Portfolio Subaccount

Contract owners’ units:
Class A	n/a	92	1,104	456
Class B	n/a	681	3,244	1,575
Class C	n/a	138	795	395
Class D	n/a	34	81	25
Class E	n/a	n/a	n/a	n/a
Class F	n/a	n/a	n/a	n/a
Class G	n/a	n/a	n/a	n/a
Class H	1	n/a	n/a	n/a
Class I	28	n/a	n/a	n/a
Depositor’s units:
Class A	0	0	0	0
Class B	0	0	0	0
Class C	0	0	0	0
Class D	0	0	0	0
Class E	0	0	0	0
Class F	0	0	0	0
Class G	0	0	0	0
Class H	3	0	0	0
Class I	0	0	0	0
Total units outstanding:
Class A	n/a	92	1,104	456
Class B	n/a	681	3,244	1,575
Class C	n/a	138	795	395
Class D	n/a	34	81	25
Class E	n/a	n/a	n/a	n/a
Class F	n/a	n/a	n/a	n/a
Class G	n/a	n/a	n/a	n/a
Class H	4	n/a	n/a	n/a
Class I	28	n/a	n/a	n/a
Accumulation unit value:
Class A	n/a	$8.03	$11.98	$12.35
Class B	n/a	7.96	11.88	12.24
Class C	n/a	7.85	11.71	12.07
Class D	n/a	7.79	11.61	11.97
Class E	n/a	n/a	n/a	n/a
Class F	n/a	n/a	n/a	n/a
Class G	n/a	n/a	n/a	n/a
Class H	11.28	n/a	n/a	n/a
Class I	11.20	n/a	n/a	n/a

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2005

(all amounts in thousands)

	WRL Transamerica Money Market Subaccount	WRL AEGON Bond Subaccount	WRL Janus Growth Subaccount	WRL Templeton Great Companies - Global Subaccount	WRL Van Kampen Mid-Cap Growth Subaccount

Investment Income:

Dividend income	$4,028	$7,104	$0	$2,933	$219

Total Investment Income	4,028	7,104	0	2,933	219

Expenses:

Mortality and expense risk:

Class A	319	389	2,612	1,029	769

Class B	1,365	1,331	4,349	2,727	2,562

Class C	213	176	169	131	99

Class D	40	18	16	14	16

Class E	0	0	0	0	0

Class F	9	12	7	2	4

Class G	13	4	1	2	0

Class H	5	2	4	1	1

Class I	1	1	1	1	1

Total expenses	1,965	1,933	7,159	3,907	3,452

Net investment income (loss)	2,063	5,171	(7,159)	(974)	(3,233)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	0	(83)	(84,733)	(955)	(42,334)

Short-term realized gain distribution	0	5	0	0	0

Long-term realized gain distributions	0	256	0	0	0

Change in unrealized appreciation (depreciation)	0	(4,127)	131,708	16,896	58,648

Net gain (loss) on investment securities	0	(3,949)	46,975	15,941	16,314

Net increase (decrease) in net assets resulting from operations	$2,063	$1,222	$39,816	$14,967	$13,081

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2005

(all amounts in thousands)

	WRL Federated Growth & Income Subaccount	WRL Transamerica Value Balanced Subaccount	WRL Mercury Large Cap Value Subaccount	WRL American Century International Subaccount	WRL Third Avenue Value Subaccount

Investment Income:

Dividend income	$7,023	$8,164	$756	$641	$1,399

Total Investment Income	7,023	8,164	756	641	1,399

Expenses:

Mortality and expense risk:

Class A	846	1,017	306	141	657

Class B	2,964	3,144	951	875	2,321

Class C	487	201	221	157	503

Class D	45	15	23	17	53

Class E	0	0	0	0	0

Class F	33	6	6	4	25

Class G	25	2	4	1	21

Class H	10	1	1	0	8

Class I	1	0	1	1	1

Total expenses	4,411	4,386	1,513	1,196	3,589

Net investment income (loss)	2,612	3,778	(757)	(555)	(2,190)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	7,311	492	3,418	3,181	10,541

Short-term realized gain distribution	7,099	1,239	722	1,902	714

Long-term realized gain distributions	18,760	22,850	5,367	5,813	5,616

Change in unrealized appreciation (depreciation)	(25,076)	(13,507)	5,808	(1,026)	26,105

Net gain (loss) on investment securities	8,094	11,074	15,315	9,870	42,976

Net increase (decrease) in net assets resulting from operations	$10,706	$14,852	$14,558	$9,315	$40,786

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2005

(all amounts in thousands)

	WRL Clarion Global Real Estate Securities Subaccount	WRL Marsico Growth Subaccount	WRL Munder Net50 Subaccount	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount

Investment Income:

Dividend income	$2,080	$30	$0	$1,246	$0

Total Investment Income	2,080	30	0	1,246	0

Expenses:

Mortality and expense risk:

Class A	268	73	36	167	134

Class B	1,176	341	235	606	599

Class C	230	101	56	161	179

Class D	27	7	15	9	17

Class E	0	0	0	0	0

Class F	15	4	8	12	8

Class G	14	1	2	3	3

Class H	6	1	2	2	2

Class I	1	1	1	1	1

Total expenses	1,737	529	355	961	943

Net investment income (loss)	343	(499)	(355)	285	(943)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	7,729	1,574	2,142	1,269	876

Short-term realized gain distribution	2,563	0	0	538	0

Long-term realized gain distributions	7,459	0	0	4,755	14,072

Change in unrealized appreciation (depreciation)	(5,244)	1,698	(1,317)	(4,934)	(8,998)

Net gain (loss) on investment securities	12,507	3,272	825	1,628	5,950

Net increase (decrease) in net assets resulting from operations	$12,850	$2,773	$470	$1,913	$5,007

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2005

(all amounts in thousands)

	WRL Salomon All Cap Subaccount	WRL J.P. Morgan Mid Cap Value Subaccount	WRL Great Companies - AmericaSM Subaccount	WRL Great Companies - TechnologySM Subaccount	WRL Asset Allocation - Conservative Portfolio Subaccount

Investment Income:

Dividend income	$675	$152	$1,277	$98	$3,758

Total Investment Income	675	152	1,277	98	3,758

Expenses:

Mortality and expense risk:

Class A	226	144	257	37	209

Class B	1,204	644	1,530	220	1,044

Class C	146	164	295	89	545

Class D	22	21	40	8	203

Class E	0	0	0	0	0

Class F	8	3	8	3	57

Class G	3	3	2	1	33

Class H	1	1	1	1	5

Class I	1	1	1	1	3

Total expenses	1,611	981	2,134	360	2,099

Net investment income (loss)	(936)	(829)	(857)	(262)	1,659

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	4,207	6,603	(3,106)	4,015	5,564

Short-term realized gain distribution	0	227	0	0	356

Long-term realized gain distributions	0	864	0	0	9,773

Change in unrealized appreciation (depreciation)	(1,178)	(1,856)	6,714	(3,958)	(12,130)

Net gain (loss) on investment securities	3,029	5,838	3,608	57	3,563

Net increase (decrease) in net assets resulting from operations	$2,093	$5,009	$2,751	$(205)	$5,222

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2005

(all amounts in thousands)

	WRL Asset Allocation - Moderate Portfolio Subaccount	WRL Asset Allocation - Moderate Growth Portfolio Subaccount	WRL Asset Allocation - Growth Portfolio Subaccount	WRL PIMCO Total Return Subaccount	WRL Transamerica Balanced Subaccount

Investment Income:

Dividend income	$7,792	$4,822	$1,034	$980	$287

Total Investment Income	7,792	4,822	1,034	980	287

Expenses:

Mortality and expense risk:

Class A	698	791	319	131	42

Class B	3,576	3,846	2,045	463	181

Class C	1,398	1,181	705	143	58

Class D	200	173	36	17	6

Class E	0	0	0	0	0

Class F	108	110	50	12	3

Class G	55	54	23	4	1

Class H	47	19	21	1	1

Class I	4	15	3	1	1

Total expenses	6,086	6,189	3,202	772	293

Net investment income (loss)	1,706	(1,367)	(2,168)	208	(6)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	11,484	11,334	8,882	415	908

Short-term realized gain distribution	30	765	852	750	607

Long-term realized gain distributions	17,555	13,645	9,801	522	932

Change in unrealized appreciation (depreciation)	(5,713)	11,801	6,078	(1,437)	(1,120)

Net gain (loss) on investment securities	23,356	37,545	25,613	250	1,327

Net increase (decrease) in net assets resulting from operations	$25,062	$36,178	$23,445	$458	$1,321

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2005

(all amounts in thousands)

	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount	WRL Capital Guardian Value Subaccount	WRL Transamerica Small/Mid Cap Value Subaccount

Investment Income:

Dividend income	$428	$928	$0	$557	$67

Total Investment Income	428	928	0	557	67

Expenses:

Mortality and expense risk:

Class A	22	603	153	177	32

Class B	175	2,702	727	442	117

Class C	59	289	128	189	55

Class D	2	33	12	26	4

Class E	0	0	0	0	0

Class F	8	16	11	9	1

Class G	1	7	6	3	1

Class H	1	5	2	1	1

Class I	0	1	1	1	1

Total expenses	268	3,656	1,040	848	212

Net investment income (loss)	160	(2,728)	(1,040)	(291)	(145)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	293	(19,391)	1,982	3,073	130

Short-term realized gain distribution	1,287	0	212	645	237

Long-term realized gain distributions	631	4,015	5,524	2,238	474

Change in unrealized appreciation (depreciation)	(1,995)	52,733	3,273	(2,037)	798

Net gain (loss) on investment securities	216	37,357	10,991	3,919	1,639

Net increase (decrease) in net assets resulting from operations	$376	$34,629	$9,951	$3,628	$1,494

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2005

(all amounts in thousands)

	WRL Transamerica U.S. Government Securities Subaccount	WRL J.P. Morgan Enhanced Index Subaccount	WRL MFS High Yield Subaccount	WRL Capital Guardian U.S. Equity Subaccont

Investment Income:

Dividend income	$411	$161	$1,395	$187

Total Investment Income	411	161	1,395	187

Expenses:

Mortality and expense risk:

Class A	15	29	21	119

Class B	85	108	133	277

Class C	45	50	22	74

Class D	5	6	4	5

Class E	0	0	0	0

Class F	2	2	3	6

Class G	1	4	1	2

Class H	1	0	0	1

Class I	1	1	2	1

Total expenses	155	200	186	485

Net investment income (loss)	256	(39)	1,209	(298)

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	(34)	728	(605)	1,790

Short-term realized gain distribution	49	0	138	74

Long-term realized gain distributions	80	0	286	890

Change in unrealized appreciation (depreciation)	(286)	(538)	(859)	(950)

Net gain (loss) on investment securities	(191)	190	(1,040)	1,804

Net increase (decrease) in net assets resulting from operations	$65	$151	$169	$1,506

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2005

(all amounts in thousands)

	Fidelity VIP Index 500 Portfolio Subaccount	Fidelity VIP Growth Opportunities Portfolio Subaccount	Fidelity VIP Contrafund® Portfolio Subaccount	Fidelity VIP Equity-Income Portfolio Subaccount

Investment Income:

Dividend income	$1	$52	$58	$572

Total Investment Income	1	52	58	572

Expenses:

Mortality and expense risk:

Class A	0	7	113	84

Class B	0	76	466	294

Class C	0	17	121	84

Class D	0	5	15	7

Class E	0	0	0	0

Class F	0	0	0	0

Class G	0	0	0	0

Class H	0	0	0	0

Class I	4	0	0	0

Total expenses	4	105	715	469

Net investment income (loss)	(3)	(53)	(657)	103

Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investment securities	7	382	1,822	1,578

Short-term realized gain distribution	0	0	8	167

Long-term realized gain distributions	0	0	0	1,246

Change in unrealized appreciation (depreciation)	20	111	6,334	(2,101)

Net gain (loss) on investment securities	27	493	8,164	890

Net increase (decrease) in net assets resulting from operations	$24	$440	$7,507	$993

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Money Market Subaccount		WRL AEGON Bond Subaccount		WRL Janus Growth Subaccount
	December 31,		December 31,		December 31,
	2005	2004	2005	2004	2005	2004

Operations:

Net investment income (loss)	$2,063	$(809)	$5,171	$8,845	$(7,159)	$(8,020)

Net gain (loss) on investment securities	0	0	(3,949)	(3,810)	46,975	84,094

Net increase (decrease) in net assets resulting from operations	2,063	(809)	1,222	5,035	39,816	76,074

Capital Unit Transactions:

Proceeds from units sold (transferred)	41,696	(26,322)	(8,269)	(21,741)	(33,247)	(42,552)

Less cost of units redeemed:

Administrative charges	220	348	202	249	847	968

Policy loans	2	15	11	79	141	68

Surrender benefits	46,553	63,295	18,916	23,270	69,415	67,278

Death benefits	3,414	3,421	2,396	1,740	4,915	5,888

	50,189	67,079	21,525	25,338	75,318	74,202

Increase (decrease) in net assets from capital unit transactions	(8,493)	(93,401)	(29,794)	(47,079)	(108,565)	(116,754)

Net increase (decrease) in net assets	(6,430)	(94,210)	(28,572)	(42,044)	(68,749)	(40,680)

Depositor’s equity contribution (net redemptions)	0	(79)	(21)	(61)	2	(80)

Net Assets:

Beginning of year	122,976	217,265	153,746	195,851	595,820	636,580

End of year	$116,546	$122,976	$125,153	$153,746	$527,073	$595,820

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Templeton Great Companies - Global Subaccount		WRL Van Kampen Mid-Cap Growth Subaccount		WRL Federated Growth & Income Subaccount
	December 31,		December 31,		December 31,
	2005	2004	2005	2004	2005	2004

Operations:

Net investment income (loss)	$(974)	$(4,531)	$(3,233)	$(4,212)	$2,612	$8,807

Net gain (loss) on investment securities	15,941	27,958	16,314	19,089	8,094	15,503

Net increase (decrease) in net assets resulting from operations	14,967	23,427	13,081	14,877	10,706	24,310

Capital Unit Transactions:

Proceeds from units sold (transferred)	(27,075)	(120)	(25,410)	(29,671)	117	20,894

Less cost of units redeemed:

Administrative charges	465	533	455	546	530	524

Policy loans	49	10	130	15	45	102

Surrender benefits	41,265	43,945	34,117	36,402	40,954	38,804

Death benefits	2,341	2,839	2,550	2,083	2,714	2,450

	44,120	47,327	37,252	39,046	44,243	41,880

Increase (decrease) in net assets from capital unit transactions	(71,195)	(47,447)	(62,662)	(68,717)	(44,126)	(20,986)

Net increase (decrease) in net assets	(56,228)	(24,020)	(49,581)	(53,840)	(33,420)	3,324

Depositor’s equity contribution (net redemptions)	4	(79)	(26)	(75)	(26)	(48)

Net Assets:

Beginning of year	325,762	349,861	289,820	343,735	334,800	331,524

End of year	$269,538	$325,762	$240,213	$289,820	$301,354	$334,800

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Value Balanced Subaccount		WRL Mercury Large Cap Value Subaccount		WRL American Century International Subaccount
	December 31,		December 31,		December 31,
	2005	2004	2005	2004	2005	2004

Operations:

Net investment income (loss)	$3,778	$222	$(757)	$1,275	$(555)	$(1,114)

Net gain (loss) on investment securities	11,074	30,423	15,315	12,290	9,870	10,827

Net increase (decrease) in net assets resulting from operations	14,852	30,645	14,558	13,565	9,315	9,713

Capital Unit Transactions:

Proceeds from units sold (transferred)	(19,981)	192,046	32,557	(3,272)	7,465	7,785

Less cost of units redeemed:

Administrative charges	454	411	185	151	171	158

Policy loans	55	37	14	13	16	45

Surrender benefits	46,152	41,471	13,497	10,304	9,692	7,318

Death benefits	3,256	2,723	866	773	414	513

	49,917	44,642	14,562	11,241	10,293	8,034

Increase (decrease) in net assets from capital unit transactions	(69,898)	147,404	17,995	(14,513)	(2,828)	(249)

Net increase (decrease) in net assets	(55,046)	178,049	32,553	(948)	6,487	9,464

Depositor’s equity contribution (net redemptions)	(4)	(75)	(33)	(82)	0	(118)

Net Assets:

Beginning of year	356,712	178,738	93,405	94,435	86,465	77,119

End of year	$301,662	$356,712	$125,925	$93,405	$92,952	$86,465

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Third Avenue Value Subaccount		WRL Clarion Global Real Estate Securities Subaccount		WRL Marsico Growth Subaccount
	December 31,		December 31,		December 31,
	2005	2004	2005	2004	2005	2004

Operations:

Net investment income (loss)	$(2,190)	$(1,499)	$343	$1,349	$(499)	$(482)

Net gain (loss) on investment securities	42,976	43,908	12,507	26,791	3,272	3,853

Net increase (decrease) in net assets resulting from operations	40,786	42,409	12,850	28,140	2,773	3,371

Capital Unit Transactions:

Proceeds from units sold (transferred)	39,995	28,257	6,084	17,474	7,397	786

Less cost of units redeemed:

Administrative charges	416	329	213	178	60	59

Policy loans	79	46	36	60	15	26

Surrender benefits	28,448	17,859	15,553	10,264	4,029	2,907

Death benefits	1,482	1,445	651	1,086	288	173

	30,425	19,679	16,453	11,588	4,392	3,165

Increase (decrease) in net assets from capital unit transactions	9,570	8,578	(10,369)	5,886	3,005	(2,379)

Net increase (decrease) in net assets	50,356	50,987	2,481	34,026	5,778	992

Depositor’s equity contribution (net redemptions)	(38)	(61)	(35)	(87)	(28)	(541)

Net Assets:

Beginning of year	234,819	183,893	128,200	94,261	35,449	34,998

End of year	$285,137	$234,819	$130,646	$128,200	$41,199	$35,449

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Munder Net50 Subaccount		WRL T. Rowe Price Equity Income Subaccount		WRL T. Rowe Price Small Cap Subaccount
	December 31,		December 31,		December 31,
	2005	2004	2005	2004	2005	2004

Operations:

Net investment income (loss)	$(355)	$(493)	$285	$212	$(943)	$(891)

Net gain (loss) on investment securities	825	3,785	1,628	6,888	5,950	5,520

Net increase (decrease) in net assets resulting from operations	470	3,292	1,913	7,100	5,007	4,629

Capital Unit Transactions:

Proceeds from units sold (transferred)	(5,193)	(1,613)	10,051	18,501	10,346	10,873

Less cost of units redeemed:

Administrative charges	53	60	103	86	131	126

Policy loans	0	38	0	25	6	12

Surrender benefits	3,818	3,599	7,841	4,869	6,214	5,675

Death benefits	44	282	337	381	450	434

	3,915	3,979	8,281	5,361	6,801	6,247

Increase (decrease) in net assets from capital unit transactions	(9,108)	(5,592)	1,770	13,140	3,545	4,626

Net increase (decrease) in net assets	(8,638)	(2,300)	3,683	20,240	8,552	9,255

Depositor’s equity contribution (net redemptions)	0	(61)	(28)	(603)	(31)	(82)

Net Assets:

Beginning of year	33,633	35,994	64,347	44,710	69,702	60,529

End of year	$24,995	$33,633	$68,002	$64,347	$78,223	$69,702

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Salomon All Cap Subaccount		WRL J.P. Morgan Mid Cap Value Subaccount		WRL Great Companies - AmericaSM Subaccount
	December 31,		December 31,		December 31,
	2005	2004	2005	2004	2005	2004

Operations:

Net investment income (loss)	$(936)	$(1,694)	$(829)	$(790)	$(857)	$(1,413)

Net gain (loss) on investment securities	3,029	11,397	5,838	7,969	3,608	1,754

Net increase (decrease) in net assets resulting from operations	2,093	9,703	5,009	7,179	2,751	341

Capital Unit Transactions:

Proceeds from units sold (transferred)	(14,761)	(8,609)	2,202	6,438	(39,845)	63,316

Less cost of units redeemed:

Administrative charges	213	252	129	103	283	338

Policy loans	20	43	30	9	42	74

Surrender benefits	14,578	14,381	7,773	5,122	20,942	21,763

Death benefits	578	670	433	511	893	1,746

	15,389	15,346	8,365	5,745	22,160	23,921

Increase (decrease) in net assets from capital unit transactions	(30,150)	(23,955)	(6,163)	693	(62,005)	39,395

Net increase (decrease) in net assets	(28,057)	(14,252)	(1,154)	7,872	(59,254)	39,736

Depositor’s equity contribution (net redemptions)	(28)	(54)	0	(80)	0	(328)

Net Assets:

Beginning of year	135,266	149,572	63,655	55,863	183,256	143,848

End of year	$107,181	$135,266	$62,501	$63,655	$124,002	$183,256

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Great Companies - TechnologySM Subaccount		WRL Asset Allocation - Conservative Portfolio Subaccount		WRL Asset Allocation - Moderate Portfolio Subaccount
	December 31,		December 31,		December 31,
	2005	2004	2005	2004	2005	2004

Operations:

Net investment income (loss)	$(262)	$(528)	$1,659	$(310)	$1,706	$(1,634)

Net gain (loss) on investment securities	57	2,345	3,563	11,362	23,356	37,338

Net increase (decrease) in net assets resulting from operations	(205)	1,817	5,222	11,052	25,062	35,704

Capital Unit Transactions:

Proceeds from units sold (transferred)	(7,701)	(6,348)	13,015	25,282	59,616	74,985

Less cost of units redeemed:

Administrative charges	56	81	325	299	964	837

Policy loans	6	7	0	49	69	62

Surrender benefits	3,160	3,473	20,068	13,870	47,069	30,572

Death benefits	75	231	1,017	1,222	2,921	1,129

	3,297	3,792	21,410	15,440	51,023	32,600

Increase (decrease) in net assets from capital unit transactions	(10,998)	(10,140)	(8,395)	9,842	8,593	42,385

Net increase (decrease) in net assets	(11,203)	(8,323)	(3,173)	20,894	33,655	78,089

Depositor’s equity contribution (net redemptions)	0	(194)	0	(49)	0	(25)

Net Assets:

Beginning of year	32,433	40,950	144,465	123,620	411,450	333,386

End of year	$21,230	$32,433	$141,292	$144,465	$445,105	$411,450

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Asset Allocation - Moderate Growth Portfolio Subaccount		WRL Asset Allocation - Growth Portfolio Subaccount		WRL PIMCO Total Return Subaccount
	December 31,		December 31,		December 31,
	2005	2004	2005	2004	2005	2004

Operations:

Net investment income (loss)	$(1,367)	$(2,409)	$(2,168)	$(986)	$208	$740

Net gain (loss) on investment securities	37,545	44,491	25,613	23,070	250	423

Net increase (decrease) in net assets resulting from operations	36,178	42,082	23,445	22,084	458	1,163

Capital Unit Transactions:

Proceeds from units sold (transferred)	66,805	102,765	33,852	58,646	4,056	(431)

Less cost of units redeemed:

Administrative charges	1,052	886	599	476	110	118

Policy loans	90	189	66	37	22	0

Surrender benefits	43,838	29,840	23,550	15,497	6,650	6,265

Death benefits	1,337	1,926	556	38	569	592

	46,317	32,841	24,771	16,048	7,351	6,975

Increase (decrease) in net assets from capital unit transactions	20,488	69,924	9,081	42,598	(3,295)	(7,406)

Net increase (decrease) in net assets	56,666	112,006	32,526	64,682	(2,837)	(6,243)

Depositor’s equity contribution (net redemptions)	(5)	(112)	0	(81)	(21)	(41)

Net Assets:

Beginning of year	416,139	304,245	218,175	153,574	55,553	61,837

End of year	$472,800	$416,139	$250,701	$218,175	$52,695	$55,553

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Balanced Subaccount		WRL Transamerica Convertible Securities Subaccount		WRL Transamerica Equity Subaccount
	December 31,		December 31,		December 31,
	2005	2004	2005	2004	2005	2004

Operations:

Net investment income (loss)	$(6)	$(33)	$160	$797	$(2,728)	$(2,784)

Net gain (loss) on investment securities	1,327	1,904	216	1,140	37,357	35,030

Net increase (decrease) in net assets resulting from operations	1,321	1,871	376	1,937	34,629	32,246

Capital Unit Transactions:

Proceeds from units sold (transferred)	(365)	1,445	1,662	6,209	(9,122)	221,907

Less cost of units redeemed:

Administrative charges	46	45	30	25	508	358

Policy loans	4	4	6	1	57	45

Surrender benefits	2,012	1,850	2,691	2,046	33,773	20,452

Death benefits	174	61	131	446	1,979	1,220

	2,236	1,960	2,858	2,518	36,317	22,075

Increase (decrease) in net assets from capital unit transactions	(2,601)	(515)	(1,196)	3,691	(45,439)	199,832

Net increase (decrease) in net assets	(1,280)	1,356	(820)	5,628	(10,810)	232,078

Depositor’s equity contribution (net redemptions)	(25)	(49)	(26)	(80)	0	(80)

Net Assets:

Beginning of year	21,239	19,932	19,811	14,263	288,607	56,609

End of year	$19,934	$21,239	$18,965	$19,811	$277,797	$288,607

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Growth Opportunities Subaccount		WRL Capital Guardian Value Subaccount		WRL Transamerica Small/Mid Cap Value Subaccount
	December 31,		December 31,		December 31,
	2005	2004	2005	2004	2005	2004(1)

Operations:

Net investment income (loss)	$(1,040)	$(816)	$(291)	$(163)	$(145)	$(12)

Net gain (loss) on investment securities	10,991	8,131	3,919	7,282	1,639	310

Net increase (decrease) in net assets resulting from operations	9,951	7,315	3,628	7,119	1,494	298

Capital Unit Transactions:

Proceeds from units sold (transferred)	244	52,775	3,485	19,685	23,750	5,718

Less cost of units redeemed:

Administrative charges	141	100	111	96	27	2

Policy loans	7	5	10	2	0	0

Surrender benefits	7,593	4,863	5,500	3,133	1,181	31

Death benefits	434	387	364	363	20	0

	8,175	5,355	5,985	3,594	1,228	33

Increase (decrease) in net assets from capital unit transactions	(7,931)	47,420	(2,500)	16,091	22,522	5,685

Net increase (decrease) in net assets	2,020	54,735	1,128	23,210	24,016	5,983

Depositor’s equity contribution (net redemptions)	(33)	(198)	0	(191)	(199)	210

Net Assets:

Beginning of year	78,755	24,218	59,008	35,989	6,193	0

End of year	$80,742	$78,755	$60,136	$59,008	$30,010	$6,193

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica U.S. Government Securities Subaccount		WRL J.P. Morgan Enhanced Index Subaccount		WRL MFS High Yield Subaccount
	December 31,		December 31,		December 31,
	2005	2004	2005	2004	2005	2004

Operations:

Net investment income (loss)	$256	$290	$(39)	$(85)	$1,209	$378

Net gain (loss) on investment securities	(191)	(71)	190	1,256	(1,040)	359

Net increase (decrease) in net assets resulting from operations	65	219	151	1,171	169	737

Capital Unit Transactions:

Proceeds from units sold (transferred)	1,117	(2,117)	470	5,880	9,527	4,838

Less cost of units redeemed:

Administrative charges	25	30	26	20	16	12

Policy loans	3	2	14	1	0	0

Surrender benefits	1,615	1,650	1,866	688	2,000	3,304

Death benefits	462	85	26	199	23	340

	2,105	1,767	1,932	908	2,039	3,656

Increase (decrease) in net assets from capital unit transactions	(988)	(3,884)	(1,462)	4,972	7,488	1,182

Net increase (decrease) in net assets	(923)	(3,665)	(1,311)	6,143	7,657	1,919

Depositor’s equity contribution (net redemptions)	(20)	(60)	(27)	(183)	(47)	(45)

Net Assets:

Beginning of year	11,183	14,908	15,746	9,786	12,502	10,628

End of year	$10,240	$11,183	$14,408	$15,746	$20,112	$12,502

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Capital Guardian U.S. Equity Subaccount		Fidelity VIP Index 500 Portfolio Subaccount
	December 31,		December 31,
	2005	2004	2005	2004(1)

Operations:

Net investment income (loss)	$(298)	$(372)	$(3)	$0

Net gain (loss) on investment securities	1,804	2,923	27	5

Net increase (decrease) in net assets resulting from operations	1,506	2,551	24	5

Capital Unit Transactions:

Proceeds from units sold (transferred)	(233)	9,754	315	4

Less cost of units redeemed:

Administrative charges	58	56	0	0

Policy loans	0	2	0	0

Surrender benefits	3,717	2,219	23	0

Death benefits	95	149	0	0

	3,870	2,426	23	0

Increase (decrease) in net assets from capital unit transactions	(4,103)	7,328	292	4

Net increase (decrease) in net assets	(2,597)	9,879	316	9

Depositor’s equity contribution (net redemptions)	(56)	(166)	(28)	50

Net Assets:

Beginning of year	37,418	27,705	59	0

End of year	$34,765	$37,418	$347	$59

See accompanying notes.

WRL Series Annuity Account

Statements of Changes In Net Assets

For the Year Ended

(all amounts in thousands)

	Fidelity VIP Growth Opportunities Portfolio Subaccount		Fidelity VIP Contrafund® Portfolio Subaccount		Fidelity VIP Equity-Income Portfolio Subaccount
	December 31,		December 31,		December 31,
	2005	2004	2005	2004	2005	2004

Operations:

Net investment income (loss)	$(53)	$(91)	$(657)	$(463)	$103	$35

Net gain (loss) on investment securities	493	498	8,164	5,485	890	3,578

Net increase (decrease) in net assets resulting from operations	440	407	7,507	5,022	993	3,613

Capital Unit Transactions:

Proceeds from units sold (transferred)	(485)	86	16,186	6,610	(8,424)	(1,693)

Less cost of units redeemed:

Administrative charges	18	18	106	72	64	74

Policy loans	0	3	7	8	8	1

Surrender benefits	890	804	4,876	3,656	2,979	3,278

Death benefits	8	112	172	290	157	287

	916	937	5,161	4,026	3,208	3,640

Increase (decrease) in net assets from capital unit transactions	(1,401)	(851)	11,025	2,584	(11,632)	(5,333)

Net increase (decrease) in net assets	(961)	(444)	18,532	7,606	(10,639)	(1,720)

Depositor’s equity contribution (net redemptions)	0	(73)	0	(98)	0	(27)

Net Assets:

Beginning of year	8,472	8,989	43,491	35,983	40,637	42,384

End of year	$7,511	$8,472	$62,023	$43,491	$29,998	$40,637

See accompanying notes.

WRL Series Annuity Account

Financial Highlights

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Money Market Subaccount
Class A	12/31/2005		$15.93	$0.26	$0.00	$0.26	$16.19
	12/31/2004		15.97	(0.04)	0.00	(0.04)	15.93
	12/31/2003		16.04	(0.07)	0.00	(0.07)	15.97
	12/31/2002		16.01	0.03	0.00	0.03	16.04
	12/31/2001		15.59	0.42	0.00	0.42	16.01
Class B	12/31/2005		13.17	0.19	0.00	0.19	13.36
	12/31/2004		13.22	(0.06)	0.01	(0.05)	13.17
	12/31/2003		13.31	(0.10)	0.01	(0.09)	13.22
	12/31/2002		13.30	0.01	0.00	0.01	13.31
	12/31/2001		12.97	0.33	0.00	0.33	13.30
Class C	12/31/2005		10.56	0.13	0.00	0.13	10.69
	12/31/2004		10.63	(0.07)	0.00	(0.07)	10.56
	12/31/2003		10.72	(0.10)	0.01	(0.09)	10.63
	12/31/2002		10.74	(0.02)	0.00	(0.02)	10.72
	12/31/2001		10.50	0.24	0.00	0.24	10.74
Class D	12/31/2005		10.50	0.13	(0.02)	0.11	10.61
	12/31/2004		10.59	(0.09)	0.00	(0.09)	10.50
	12/31/2003		10.70	(0.11)	0.00	(0.11)	10.59
	12/31/2002		10.73	(0.03)	0.00	(0.03)	10.70
	12/31/2001		10.51	0.22	0.00	0.22	10.73
Class E	12/31/2005		100.41	2.22	0.00	2.22	102.63
	12/31/2004		100.06	0.35	0.00	0.35	100.41
	12/31/2003	(1)	100.00	0.08	(0.02)	0.06	100.06
Class F	12/31/2005		9.90	0.13	0.00	0.13	10.03
	12/31/2004		9.95	(0.05)	0.00	(0.05)	9.90
	12/31/2003	(1)	10.00	(0.05)	0.00	(0.05)	9.95
Class G	12/31/2005		9.83	0.10	0.00	0.10	9.93
	12/31/2004		9.92	(0.07)	(0.02)	(0.09)	9.83
	12/31/2003	(1)	10.00	(0.08)	0.00	(0.08)	9.92
Class H	12/31/2005		9.87	0.12	0.00	0.12	9.99
	12/31/2004		9.94	(0.04)	(0.03)	(0.07)	9.87
	12/31/2003	(1)	10.00	(0.06)	0.00	(0.06)	9.94
Class I	12/31/2005		9.81	0.08	0.00	0.08	9.89
	12/31/2004		9.91	(0.12)	0.02	(0.10)	9.81
	12/31/2003	(1)	10.00	(0.09)	0.00	(0.09)	9.91

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Money Market Subaccount (continued)
Class A	12/31/2005		1.61%	$25,725	2.91%	1.25%
	12/31/2004		(0.25)	20,618	0.96	1.25
	12/31/2003		(0.56)	40,384	0.81	1.25
	12/31/2002		0.19	71,723	0.19	1.25
	12/31/2001		2.69	78,284	2.49	1.25
Class B	12/31/2005		1.45	75,666	2.85	1.40
	12/31/2004		(0.40)	90,341	0.97	1.40
	12/31/2003		(0.65)	150,000	0.81	1.40
	12/31/2002		0.04	302,991	0.03	1.40
	12/31/2001		2.54	300,383	2.31	1.40
Class C	12/31/2005		1.20	12,075	2.89	1.65
	12/31/2004		(0.65)	9,905	0.97	1.65
	12/31/2003		(0.93)	20,753	0.79	1.65
	12/31/2002		(0.21)	53,253	(0.32)	1.65
	12/31/2001		2.28	7,724	1.83	1.65
Class D	12/31/2005		1.05	1,658	2.99	1.80
	12/31/2004		(0.80)	820	0.97	1.80
	12/31/2003		(1.06)	1,716	0.80	1.80
	12/31/2002		(0.36)	2,035	(0.45)	1.80
	12/31/2001		2.13	543	2.21	1.80
Class E	12/31/2005		2.22	26	2.84	0.65
	12/31/2004		0.35	25	1.00	0.65
	12/31/2003	(1)	0.06	25	0.54	0.65
Class F	12/31/2005		1.35	587	2.62	1.25
	12/31/2004		(0.50)	684	0.75	1.25
	12/31/2003	(1)	(0.51)	1,098	0.29	1.25
Class G	12/31/2005		0.95	407	2.73	1.65
	12/31/2004		(0.90)	223	0.70	1.65
	12/31/2003	(1)	(0.78)	3,242	0.29	1.65
Class H	12/31/2005		1.20	376	2.63	1.40
	12/31/2004		(0.65)	333	0.93	1.40
	12/31/2003	(1)	(0.61)	23	0.31	1.40
Class I	12/31/2005		0.80	26	2.58	1.80
	12/31/2004		(1.05)	27	0.63	1.80
	12/31/2003	(1)	(0.88)	24	0.32	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL AEGON Bond Subaccount
Class A	12/31/2005		$27.27	$1.10	$(0.82)	$0.28	$27.55
	12/31/2004		26.41	1.45	(0.59)	0.86	27.27
	12/31/2003		25.65	0.79	(0.03)	0.76	26.41
	12/31/2002		23.61	0.63	1.41	2.04	25.65
	12/31/2001		22.12	(0.14)	1.63	1.49	23.61
Class B	12/31/2005		18.53	0.68	(0.52)	0.16	18.69
	12/31/2004		17.98	0.95	(0.40)	0.55	18.53
	12/31/2003		17.48	0.53	(0.03)	0.50	17.98
	12/31/2002		16.12	0.42	0.94	1.36	17.48
	12/31/2001		15.13	(0.12)	1.11	0.99	16.12
Class C	12/31/2005		13.22	0.45	(0.37)	0.08	13.30
	12/31/2004		12.86	0.64	(0.28)	0.36	13.22
	12/31/2003		12.54	0.41	(0.09)	0.32	12.86
	12/31/2002		11.59	0.19	0.76	0.95	12.54
	12/31/2001		10.90	(0.10)	0.79	0.69	11.59
Class D	12/31/2005		13.15	0.49	(0.43)	0.06	13.21
	12/31/2004		12.81	0.61	(0.27)	0.34	13.15
	12/31/2003		12.51	0.35	(0.05)	0.30	12.81
	12/31/2002		11.58	0.14	0.79	0.93	12.51
	12/31/2001		10.91	(0.15)	0.82	0.67	11.58
Class E	12/31/2005		106.54	4.96	(3.32)	1.64	108.18
	12/31/2004		102.73	6.44	(2.63)	3.81	106.54
	12/31/2003	(1)	100.00	4.13	(1.40)	2.73	102.73
Class F	12/31/2005		10.40	0.35	(0.27)	0.08	10.48
	12/31/2004		10.09	0.55	(0.24)	0.31	10.40
	12/31/2003	(1)	10.00	(0.05)	0.14	0.09	10.09
Class G	12/31/2005		10.33	0.36	(0.32)	0.04	10.37
	12/31/2004		10.07	0.48	(0.22)	0.26	10.33
	12/31/2003	(1)	10.00	(0.09)	0.16	0.07	10.07
Class H	12/31/2005		10.37	0.34	(0.27)	0.07	10.44
	12/31/2004		10.08	0.50	(0.21)	0.29	10.37
	12/31/2003	(1)	10.00	(0.06)	0.14	0.08	10.08
Class I	12/31/2005		10.30	0.38	(0.35)	0.03	10.33
	12/31/2004		10.06	0.45	(0.21)	0.24	10.30
	12/31/2003	(1)	10.00	(0.09)	0.15	0.06	10.06

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL AEGON Bond Subaccount (continued)
Class A	12/31/2005		1.03%	$31,564	5.24%	1.25%
	12/31/2004		3.23	31,949	6.66	1.25
	12/31/2003		2.88	38,694	4.28	1.25
	12/31/2002		8.61	52,173	2.56	1.25
	12/31/2001		6.73	47,689	(0.62)	1.25
Class B	12/31/2005		0.88	82,390	5.05	1.40
	12/31/2004		3.07	107,458	6.60	1.40
	12/31/2003		2.79	140,014	4.34	1.40
	12/31/2002		8.44	194,524	2.51	1.40
	12/31/2001		6.57	155,083	(0.78)	1.40
Class C	12/31/2005		0.63	9,094	5.02	1.65
	12/31/2004		2.81	11,642	6.59	1.65
	12/31/2003		2.50	13,998	4.88	1.65
	12/31/2002		8.17	12,464	1.56	1.65
	12/31/2001		6.31	2,764	(0.91)	1.65
Class D	12/31/2005		0.48	884	5.48	1.80
	12/31/2004		2.66	1,145	6.51	1.80
	12/31/2003		2.36	1,610	4.57	1.80
	12/31/2002		8.01	1,467	2.30	1.80
	12/31/2001		6.15	35	(1.35)	1.80
Class E	12/31/2005		1.54	1	5.30	0.65
	12/31/2004		3.70	1	6.85	0.65
	12/31/2003	(1)	2.73	1	4.54	0.65
Class F	12/31/2005		0.80	839	4.60	1.25
	12/31/2004		3.01	1,114	6.67	1.25
	12/31/2003	(1)	0.94	1,120	0.31	1.25
Class G	12/31/2005		0.40	222	5.09	1.65
	12/31/2004		2.60	239	6.41	1.65
	12/31/2003	(1)	0.67	253	0.21	1.65
Class H	12/31/2005		0.65	144	4.67	1.40
	12/31/2004		2.86	159	6.33	1.40
	12/31/2003	(1)	0.84	134	0.30	1.40
Class I	12/31/2005		0.25	15	5.52	1.80
	12/31/2004		2.45	39	6.23	1.80
	12/31/2003	(1)	0.57	27	0.29	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Janus Growth Subaccount
Class A	12/31/2005		$50.50	$(0.63)	$4.97	$4.34	$54.84
	12/31/2004		44.27	(0.57)	6.80	6.23	50.50
	12/31/2003		33.96	(0.48)	10.79	10.31	44.27
	12/31/2002		49.07	(0.50)	(14.61)	(15.11)	33.96
	12/31/2001		69.21	(0.69)	(19.45)	(20.14)	49.07
Class B	12/31/2005		24.10	(0.34)	2.37	2.03	26.13
	12/31/2004		21.16	(0.31)	3.25	2.94	24.10
	12/31/2003		16.25	(0.26)	5.17	4.91	21.16
	12/31/2002		23.52	(0.27)	(7.00)	(7.27)	16.25
	12/31/2001		33.23	(0.37)	(9.34)	(9.71)	23.52
Class C	12/31/2005		5.46	(0.09)	0.54	0.45	5.91
	12/31/2004		4.81	(0.08)	0.73	0.65	5.46
	12/31/2003		3.70	(0.07)	1.18	1.11	4.81
	12/31/2002		5.37	(0.07)	(1.60)	(1.67)	3.70
	12/31/2001		7.61	(0.10)	(2.14)	(2.24)	5.37
Class D	12/31/2005		5.44	(0.10)	0.53	0.43	5.87
	12/31/2004		4.79	(0.09)	0.74	0.65	5.44
	12/31/2003		3.70	(0.08)	1.17	1.09	4.79
	12/31/2002		5.37	(0.08)	(1.59)	(1.67)	3.70
	12/31/2001		7.61	(0.11)	(2.13)	(2.24)	5.37
Class E	12/31/2005		144.27	(0.95)	14.05	13.10	157.37
	12/31/2004		125.81	(0.80)	19.26	18.46	144.27
	12/31/2003	(1)	100.00	(0.53)	26.34	25.81	125.81
Class F	12/31/2005		13.70	(0.17)	1.31	1.14	14.84
	12/31/2004		12.04	(0.16)	1.82	1.66	13.70
	12/31/2003	(1)	10.00	(0.09)	2.13	2.04	12.04
Class G	12/31/2005		13.61	(0.22)	1.30	1.08	14.69
	12/31/2004		12.01	(0.20)	1.80	1.60	13.61
	12/31/2003	(1)	10.00	(0.12)	2.13	2.01	12.01
Class H	12/31/2005		13.67	(0.19)	1.31	1.12	14.79
	12/31/2004		12.03	(0.00)	1.64	1.64	13.67
	12/31/2003	(1)	10.00	(0.11)	2.14	2.03	12.03
Class I	12/31/2005		13.58	(0.24)	1.29	1.05	14.63
	12/31/2004		12.00	(0.22)	1.80	1.58	13.58
	12/31/2003	(1)	10.00	(0.13)	2.13	2.00	12.00

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Janus Growth Subaccount (continued)
Class A	12/31/2005		8.58%	$214,289	0.00%	1.25%
	12/31/2004		14.09	226,063	0.00	1.25
	12/31/2003		30.22	236,583	0.00	1.25
	12/31/2002		(30.80)	217,230	(1.25)	1.25
	12/31/2001		(29.10)	423,902	(1.25)	1.25
Class B	12/31/2005		8.42	298,941	0.00	1.40
	12/31/2004		13.92	356,949	0.00	1.40
	12/31/2003		30.10	387,847	0.00	1.40
	12/31/2002		(30.90)	361,607	1.40	1.40
	12/31/2001		(29.20)	688,012	1.40	1.40
Class C	12/31/2005		8.15	11,219	0.00	1.65
	12/31/2004		13.63	10,815	0.00	1.65
	12/31/2003		29.74	10,686	0.00	1.65
	12/31/2002		(31.07)	6,060	(1.65)	1.65
	12/31/2001		(29.38)	7,200	2.09	1.65
Class D	12/31/2005		7.99	1,470	0.00	1.80
	12/31/2004		13.46	922	0.00	1.80
	12/31/2003		29.57	881	0.00	1.80
	12/31/2002		(31.18)	596	(1.80)	1.80
	12/31/2001		(29.49)	603	(1.81)	1.80
Class E	12/31/2005		9.08	2	0.00	0.65
	12/31/2004		14.67	1	0.00	0.65
	12/31/2003	(1)	25.81	1	0.00	0.65
Class F	12/31/2005		8.34	628	0.00	1.25
	12/31/2004		13.79	590	0.00	1.25
	12/31/2003	(1)	20.66	363	0.00	1.25
Class G	12/31/2005		7.91	152	0.00	1.65
	12/31/2004		13.33	83	0.00	1.65
	12/31/2003	(1)	20.34	67	0.00	1.65
Class H	12/31/2005		8.18	337	0.00	1.40
	12/31/2004		13.62	365	0.00	1.40
	12/31/2003	(1)	20.54	123	0.00	1.40
Class I	12/31/2005		7.75	35	0.00	1.80
	12/31/2004		13.16	32	0.00	1.80
	12/31/2003	(1)	20.22	29	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Templeton Great Companies Global
Class A	12/31/2005		$31.07	$(0.06)	$1.97	$1.91	$32.98
	12/31/2004		28.85	(0.36)	2.58	2.22	31.07
	12/31/2003		23.70	(0.31)	5.46	5.15	28.85
	12/31/2002		32.44	0.33	(9.07)	(8.74)	23.70
	12/31/2001		42.58	(0.13)	(10.01)	(10.14)	32.44
Class B	12/31/2005		30.52	(0.12)	1.95	1.83	32.35
	12/31/2004		28.38	(0.40)	2.54	2.14	30.52
	12/31/2003		23.35	(0.34)	5.37	5.03	28.38
	12/31/2002		32.01	0.31	(8.97)	(8.66)	23.35
	12/31/2001		42.07	(0.19)	(9.87)	(10.06)	32.01
Class C	12/31/2005		7.14	(0.04)	0.45	0.41	7.55
	12/31/2004		6.19	(0.11)	1.06	0.95	7.14
	12/31/2003		5.11	(0.08)	1.16	1.08	6.19
	12/31/2002		7.02	0.03	(1.94)	(1.91)	5.11
	12/31/2001		9.25	(0.06)	(2.17)	(2.23)	7.02
Class D	12/31/2005		6.61	(0.05)	0.42	0.37	6.98
	12/31/2004		6.17	(0.11)	0.55	0.44	6.61
	12/31/2003		5.10	(0.10)	1.17	1.07	6.17
	12/31/2002		7.01	0.06	(1.97)	(1.91)	5.10
	12/31/2001		9.26	(0.07)	(2.18)	(2.25)	7.01
Class E	12/31/2005		136.95	0.57	8.70	9.27	146.22
	12/31/2004		126.39	(0.82)	11.38	10.56	136.95
	12/31/2003	(1)	100.00	(0.53)	26.92	26.39	126.39
Class F	12/31/2005		13.33	(0.04)	0.82	0.78	14.11
	12/31/2004		12.40	(0.15)	1.08	0.93	13.33
	12/31/2003	(1)	10.00	(0.10)	2.50	2.40	12.40
Class G	12/31/2005		13.24	(0.07)	0.79	0.72	13.96
	12/31/2004		12.37	(0.20)	1.07	0.87	13.24
	12/31/2003	(1)	10.00	(0.11)	2.48	2.37	12.37
Class H	12/31/2005		13.29	(0.08)	0.85	0.77	14.06
	12/31/2004		12.39	(0.17)	1.07	0.90	13.29
	12/31/2003	(1)	10.00	(0.11)	2.50	2.39	12.39
Class I	12/31/2005		13.20	(0.10)	0.81	0.71	13.91
	12/31/2004		12.36	(0.22)	1.06	0.84	13.20
	12/31/2003	(1)	10.00	(0.13)	2.49	2.36	12.36

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Templeton Great Companies Global (continued)
Class A	12/31/2005		6.14%	$84,165	1.04%	1.25%
	12/31/2004		7.71	88,728	0.00	1.25
	12/31/2003		21.60	98,109	0.00	1.25
	12/31/2002		(26.94)	107,242	1.20	1.25
	12/31/2001		(23.80)	206,986	(0.37)	1.25
Class B	12/31/2005		5.98	176,486	1.01	1.40
	12/31/2004		7.55	227,718	0.00	1.40
	12/31/2003		21.48	249,844	0.00	1.40
	12/31/2002		(27.05)	268,141	1.13	1.40
	12/31/2001		(23.92)	504,195	(0.53)	1.40
Class C	12/31/2005		5.71	7,703	1.07	1.65
	12/31/2004		15.32	8,036	0.00	1.65
	12/31/2003		21.15	1,413	0.00	1.65
	12/31/2002		(27.24)	1,172	0.43	1.65
	12/31/2001		(24.11)	2,084	(0.77)	1.65
Class D	12/31/2005		5.56	769	1.08	1.80
	12/31/2004		7.11	752	0.00	1.80
	12/31/2003		20.99	258	0.00	1.80
	12/31/2002		(27.35)	208	1.08	1.80
	12/31/2001		(24.22)	238	(0.92)	1.80
Class E	12/31/2005		6.77	8	1.07	0.65
	12/31/2004		8.35	8	0.00	0.65
	12/31/2003	(1)	26.39	1	0.00	0.65
Class F	12/31/2005		5.90	147	0.94	1.25
	12/31/2004		7.46	195	0.00	1.25
	12/31/2003	(1)	23.83	85	0.00	1.25
Class G	12/31/2005		5.48	129	1.07	1.65
	12/31/2004		7.03	96	0.00	1.65
	12/31/2003	(1)	23.50	38	0.00	1.65
Class H	12/31/2005		5.74	94	0.78	1.40
	12/31/2004		7.30	195	0.00	1.40
	12/31/2003	(1)	23.70	88	0.00	1.40
Class I	12/31/2005		5.32	37	1.01	1.80
	12/31/2004		6.87	34	0.00	1.80
	12/31/2003	(1)	23.37	25	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Van Kampen Mid-Cap Growth Subaccount
Class A	12/31/2005		$32.23	$(0.37)	$2.38	$2.01	$34.24
	12/31/2004		30.46	(0.38)	2.15	1.77	32.23
	12/31/2003		24.07	(0.34)	6.73	6.39	30.46
	12/31/2002		36.41	(0.35)	(11.99)	(12.34)	24.07
	12/31/2001		55.22	(0.49)	(18.32)	(18.81)	36.41
Class B	12/31/2005		31.67	(0.41)	2.33	1.92	33.59
	12/31/2004		29.98	(0.42)	2.11	1.69	31.67
	12/31/2003		23.72	(0.37)	6.63	6.26	29.98
	12/31/2002		35.94	(0.39)	(11.83)	(12.22)	23.72
	12/31/2001		54.59	(0.55)	(18.10)	(18.65)	35.94
Class C	12/31/2005		6.04	(0.09)	0.44	0.35	6.39
	12/31/2004		5.73	(0.09)	0.40	0.31	6.04
	12/31/2003		4.54	(0.08)	1.27	1.19	5.73
	12/31/2002		6.90	(0.09)	(2.27)	(2.36)	4.54
	12/31/2001		10.51	(0.12)	(3.49)	(3.61)	6.90
Class D	12/31/2005		6.00	(0.10)	0.44	0.34	6.34
	12/31/2004		5.71	(0.10)	0.39	0.29	6.00
	12/31/2003		4.53	(0.09)	1.27	1.18	5.71
	12/31/2002		6.89	(0.09)	(2.27)	(2.36)	4.53
	12/31/2001		10.51	(0.14)	(3.48)	(3.62)	6.89
Class E	12/31/2005		133.77	(0.69)	9.98	9.29	143.06
	12/31/2004		125.54	(0.78)	9.01	8.23	133.77
	12/31/2003	(1)	100.00	(0.53)	26.07	25.54	125.54
Class F	12/31/2005		12.59	(0.16)	0.91	0.75	13.34
	12/31/2004		11.92	(0.15)	0.82	0.67	12.59
	12/31/2003	(1)	10.00	(0.10)	2.02	1.92	11.92
Class G	12/31/2005		12.51	(0.21)	0.90	0.69	13.20
	12/31/2004		11.89	(0.20)	0.82	0.62	12.51
	12/31/2003	(1)	10.00	(0.12)	2.01	1.89	11.89
Class H	12/31/2005		12.56	(0.18)	0.91	0.73	13.29
	12/31/2004		11.91	(0.17)	0.82	0.65	12.56
	12/31/2003	(1)	10.00	(0.11)	2.02	1.91	11.91
Class I	12/31/2005		12.47	(0.22)	0.90	0.68	13.15
	12/31/2004		11.88	(0.21)	0.80	0.59	12.47
	12/31/2003	(1)	10.00	(0.13)	2.01	1.88	11.88

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Van Kampen Mid-Cap Growth Subaccount (continued)
Class A	12/31/2005		6.22%	$63,446	0.09%	1.25%
	12/31/2004		5.81	66,370	0.00	1.25
	12/31/2003		26.44	77,890	0.00	1.25
	12/31/2002		(33.89)	79,435	(1.17)	1.25
	12/31/2001		(34.06)	163,092	(1.18)	1.25
Class B	12/31/2005		6.06	169,016	0.09	1.40
	12/31/2004		5.65	215,383	0.00	1.40
	12/31/2003		26.32	257,930	0.00	1.40
	12/31/2002		(33.99)	243,233	(1.32)	1.40
	12/31/2001		(34.16)	475,293	(1.33)	1.40
Class C	12/31/2005		5.79	6,040	0.09	1.65
	12/31/2004		5.38	6,593	0.00	1.65
	12/31/2003		25.97	6,822	0.00	1.65
	12/31/2002		(34.16)	4,574	(1.55)	1.65
	12/31/2001		(34.32)	4,417	0.21	1.65
Class D	12/31/2005		5.64	1,147	0.09	1.80
	12/31/2004		5.23	950	0.00	1.80
	12/31/2003		25.80	810	0.00	1.80
	12/31/2002		(34.26)	444	(1.71)	1.80
	12/31/2001		(34.42)	491	(1.73)	1.80
Class E	12/31/2005		6.94	1	0.09	0.65
	12/31/2004		6.56	1	0.00	0.65
	12/31/2003	(1)	25.54	1	0.00	0.65
Class F	12/31/2005		5.98	318	0.00	1.25
	12/31/2004		5.58	324	0.00	1.25
	12/31/2003	(1)	19.16	174	0.00	1.25
Class G	12/31/2005		5.56	110	0.00	1.65
	12/31/2004		5.16	18	0.00	1.65
	12/31/2003	(1)	18.84	42	0.00	1.65
Class H	12/31/2005		5.82	77	0.00	1.40
	12/31/2004		5.42	154	0.00	1.40
	12/31/2003	(1)	19.04	42	0.00	1.40
Class I	12/31/2005		5.40	58	0.00	1.80
	12/31/2004		5.00	27	0.00	1.80
	12/31/2003	(1)	18.72	24	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Federated Growth & Income Subaccount
Class A	12/31/2005		$29.96	$0.31	$0.78	$1.09	$31.05
	12/31/2004		27.78	0.85	1.33	2.18	29.96
	12/31/2003		22.17	0.72	4.89	5.61	27.78
	12/31/2002		22.24	1.06	(1.13)	(0.07)	22.17
	12/31/2001		19.46	0.12	2.66	2.78	22.24
Class B	12/31/2005		29.48	0.24	0.79	1.03	30.51
	12/31/2004		27.38	0.73	1.37	2.10	29.48
	12/31/2003		21.89	0.69	4.80	5.49	27.38
	12/31/2002		21.98	0.99	(1.08)	(0.09)	21.89
	12/31/2001		19.27	0.00	2.71	2.71	21.98
Class C	12/31/2005		19.42	0.12	0.51	0.63	20.05
	12/31/2004		18.08	0.46	0.88	1.34	19.42
	12/31/2003		14.49	0.45	3.14	3.59	18.08
	12/31/2002		14.59	0.80	(0.90)	(0.10)	14.49
	12/31/2001		12.82	0.02	1.75	1.77	14.59
Class D	12/31/2005		19.32	0.09	0.50	0.59	19.91
	12/31/2004		18.01	0.42	0.89	1.31	19.32
	12/31/2003		14.46	0.48	3.07	3.55	18.01
	12/31/2002		14.58	0.28	(0.40)	(0.12)	14.46
	12/31/2001		12.83	(0.06)	1.81	1.75	14.58
Class E	12/31/2005		134.38	2.30	3.66	5.96	140.34
	12/31/2004		123.75	4.37	6.26	10.63	134.38
	12/31/2003	(1)	100.00	4.08	19.67	23.74	123.75
Class F	12/31/2005		12.89	0.11	0.33	0.44	13.33
	12/31/2004		11.98	0.33	0.58	0.91	12.89
	12/31/2003	(1)	10.00	(0.01)	1.99	1.98	11.98
Class G	12/31/2005		12.80	0.08	0.31	0.39	13.19
	12/31/2004		11.95	0.28	0.57	0.85	12.80
	12/31/2003	(1)	10.00	(0.04)	1.99	1.95	11.95
Class H	12/31/2005		12.86	0.06	0.36	0.42	13.28
	12/31/2004		11.97	0.31	0.58	0.89	12.86
	12/31/2003	(1)	10.00	0.00	1.97	1.97	11.97
Class I	12/31/2005		12.77	0.04	0.33	0.37	13.14
	12/31/2004		11.93	0.25	0.59	0.84	12.77
	12/31/2003	(1)	10.00	0.01	1.92	1.93	11.93

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Federated Growth & Income Subaccount (continued)
Class A	12/31/2005		3.66%	$70,878	2.26%	1.25%
	12/31/2004		7.85	66,621	4.25	1.25
	12/31/2003		25.14	61,013	4.23	1.25
	12/31/2002		(0.29)	49,332	4.73	1.25
	12/31/2001		14.26	40,167	0.57	1.25
Class B	12/31/2005		3.50	194,609	2.20	1.40
	12/31/2004		7.69	230,522	4.04	1.40
	12/31/2003		25.02	237,809	4.27	1.40
	12/31/2002		(0.44)	205,794	4.44	1.40
	12/31/2001		14.09	174,484	0.47	1.40
Class C	12/31/2005		3.25	28,309	2.28	1.65
	12/31/2004		7.42	30,664	4.14	1.65
	12/31/2003		24.68	28,100	4.46	1.65
	12/31/2002		(0.69)	17,101	5.50	1.65
	12/31/2001		13.81	3,718	0.21	1.65
Class D	12/31/2005		3.09	2,398	2.24	1.80
	12/31/2004		7.26	2,500	4.12	1.80
	12/31/2003		24.51	2,066	4.82	1.80
	12/31/2002		(0.84)	1,163	3.57	1.80
	12/31/2001		13.64	45	(0.44)	1.80
Class E	12/31/2005		4.43	1	2.27	0.65
	12/31/2004		8.59	1	4.08	0.65
	12/31/2003	(1)	23.75	1	4.12	0.65
Class F	12/31/2005		3.43	2,624	2.07	1.25
	12/31/2004		7.62	2,613	3.98	1.25
	12/31/2003	(1)	19.15	1,897	0.73	1.25
Class G	12/31/2005		3.02	1,848	2.30	1.65
	12/31/2004		7.19	1,097	3.96	1.65
	12/31/2003	(1)	18.83	341	0.67	1.65
Class H	12/31/2005		3.27	668	1.89	1.40
	12/31/2004		7.45	740	3.96	1.40
	12/31/2003	(1)	19.03	273	0.91	1.40
Class I	12/31/2005		2.86	19	2.12	1.80
	12/31/2004		7.02	42	3.83	1.80
	12/31/2003	(1)	18.71	24	1.31	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Value Balanced Subaccount
Class A	12/31/2005		$19.76	$0.27	$0.77	$1.04	$20.80
	12/31/2004		18.20	0.04	1.52	1.56	19.76
	12/31/2003		15.34	0.29	2.57	2.86	18.20
	12/31/2002		18.02	0.35	(3.03)	(2.68)	15.34
	12/31/2001		17.81	0.03	0.18	0.21	18.02
Class B	12/31/2005		19.47	0.22	0.77	0.99	20.46
	12/31/2004		17.95	0.01	1.51	1.52	19.47
	12/31/2003		15.15	0.26	2.54	2.80	17.95
	12/31/2002		17.83	0.33	(3.01)	(2.68)	15.15
	12/31/2001		17.65	0.01	0.17	0.18	17.83
Class C	12/31/2005		12.49	0.12	0.49	0.61	13.10
	12/31/2004		11.55	(0.03)	0.97	0.94	12.49
	12/31/2003		9.77	0.15	1.63	1.78	11.55
	12/31/2002		11.53	0.20	(1.96)	(1.76)	9.77
	12/31/2001		11.44	(0.02)	0.11	0.09	11.53
Class D	12/31/2005		12.43	0.10	0.48	0.58	13.01
	12/31/2004		11.51	(0.05)	0.97	0.92	12.43
	12/31/2003		9.75	0.17	1.59	1.76	11.51
	12/31/2002		11.52	0.20	(1.97)	(1.77)	9.75
	12/31/2001		11.45	(0.09)	0.16	0.07	11.52
Class E	12/31/2005		130.93	2.70	5.03	7.73	138.66
	12/31/2004		119.94	0.69	10.30	10.99	130.93
	12/31/2003	(1)	100.00	2.85	17.09	19.94	119.94
Class F	12/31/2005		12.41	0.16	0.45	0.61	13.02
	12/31/2004		11.44	(0.01)	0.98	0.97	12.41
	12/31/2003	(1)	10.00	(0.08)	1.52	1.44	11.44
Class G	12/31/2005		12.33	0.12	0.43	0.55	12.88
	12/31/2004		11.41	(0.07)	0.99	0.92	12.33
	12/31/2003	(1)	10.00	(0.08)	1.49	1.41	11.41
Class H	12/31/2005		12.38	0.16	0.43	0.59	12.97
	12/31/2004		11.43	(0.02)	0.97	0.95	12.38
	12/31/2003	(1)	10.00	(0.06)	1.49	1.43	11.43
Class I	12/31/2005		12.30	0.09	0.44	0.53	12.83
	12/31/2004		11.40	(0.10)	1.00	0.90	12.30
	12/31/2003	(1)	10.00	(0.09)	1.49	1.40	11.40

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Value Balanced Subaccount (continued)
Class A	12/31/2005		5.27%	$83,607	2.60%	1.25%
	12/31/2004		8.59	85,366	1.49	1.25
	12/31/2003		18.55	35,311	3.00	1.25
	12/31/2002		(14.90)	38,915	2.16	1.25
	12/31/2001		1.18	45,217	0.17	1.25
Class B	12/31/2005		5.11	204,737	2.53	1.40
	12/31/2004		8.43	256,487	1.44	1.40
	12/31/2003		18.44	135,402	3.02	1.40
	12/31/2002		(15.02)	141,838	2.09	1.40
	12/31/2001		1.03	143,650	0.06	1.40
Class C	12/31/2005		4.85	11,727	2.61	1.65
	12/31/2004		8.16	13,209	1.39	1.65
	12/31/2003		18.11	7,046	3.12	1.65
	12/31/2002		(15.24)	4,756	1.97	1.65
	12/31/2001		0.76	1,692	(0.20)	1.65
Class D	12/31/2005		4.70	859	2.61	1.80
	12/31/2004		8.00	921	1.34	1.80
	12/31/2003		17.95	515	3.38	1.80
	12/31/2002		(15.36)	303	2.91	1.80
	12/31/2001		0.63	24	(0.75)	1.80
Class E	12/31/2005		5.90	1	2.64	0.65
	12/31/2004		9.16	1	1.19	0.65
	12/31/2003	(1)	19.94	1	3.03	0.65
Class F	12/31/2005		4.89	521	2.56	1.25
	12/31/2004		8.46	525	1.19	1.25
	12/31/2003	(1)	14.34	373	0.11	1.25
Class G	12/31/2005		4.48	92	2.59	1.65
	12/31/2004		8.03	126	1.05	1.65
	12/31/2003	(1)	14.04	43	0.34	1.65
Class H	12/31/2005		4.74	92	2.66	1.40
	12/31/2004		8.30	51	1.23	1.40
	12/31/2003	(1)	14.23	24	0.36	1.40
Class I	12/31/2005		4.32	26	2.49	1.80
	12/31/2004		7.87	26	0.98	1.80
	12/31/2003	(1)	13.92	23	0.35	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Mercury Large Cap Value Subaccount
Class A	12/31/2005		$19.45	$(0.11)	$2.94	$2.83	$22.28
	12/31/2004		16.65	0.27	2.53	2.80	19.45
	12/31/2003		12.99	(0.07)	3.73	3.66	16.65
	12/31/2002		15.33	0.11	(2.45)	(2.34)	12.99
	12/31/2001		15.81	(0.17)	(0.31)	(0.48)	15.33
Class B	12/31/2005		19.20	(0.15)	2.91	2.76	21.96
	12/31/2004		16.46	0.24	2.50	2.74	19.20
	12/31/2003		12.86	(0.08)	3.68	3.60	16.46
	12/31/2002		15.20	0.09	(2.43)	(2.34)	12.86
	12/31/2001		15.70	(0.19)	(0.31)	(0.50)	15.20
Class C	12/31/2005		14.32	(0.14)	2.15	2.01	16.33
	12/31/2004		12.30	0.16	1.86	2.02	14.32
	12/31/2003		9.64	(0.09)	2.75	2.66	12.30
	12/31/2002		11.42	0.05	(1.83)	(1.78)	9.64
	12/31/2001		11.83	(0.17)	(0.24)	(0.41)	11.42
Class D	12/31/2005		14.25	(0.17)	2.14	1.97	16.22
	12/31/2004		12.26	0.14	1.85	1.99	14.25
	12/31/2003		9.62	(0.10)	2.74	2.64	12.26
	12/31/2002		11.41	(0.07)	(1.72)	(1.79)	9.62
	12/31/2001		11.83	(0.19)	(0.23)	(0.42)	11.41
Class E	12/31/2005		160.28	0.05	24.30	24.35	184.63
	12/31/2004		136.33	3.22	20.73	23.95	160.28
	12/31/2003	(1)	100.00	0.42	35.91	36.35	136.33
Class F	12/31/2005		14.79	(0.06)	2.18	2.12	16.91
	12/31/2004		12.70	0.21	1.88	2.09	14.79
	12/31/2003	(1)	10.00	(0.10)	2.80	2.70	12.70
Class G	12/31/2005		14.70	(0.17)	2.20	2.03	16.73
	12/31/2004		12.66	0.14	1.90	2.04	14.70
	12/31/2003	(1)	10.00	(0.12)	2.78	2.66	12.66
Class H	12/31/2005		14.76	(0.12)	2.20	2.08	16.84
	12/31/2004		12.68	0.24	1.84	2.08	14.76
	12/31/2003	(1)	10.00	(0.10)	2.78	2.68	12.68
Class I	12/31/2005		14.66	(0.18)	2.18	2.00	16.66
	12/31/2004		12.65	0.08	1.93	2.01	14.66
	12/31/2003	(1)	10.00	(0.13)	2.78	2.65	12.65

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Mercury Large Cap Value Subaccount (continued)
Class A	12/31/2005		14.50%	$30,810	0.73%	1.25%
	12/31/2004		16.87	17,942	2.82	1.25
	12/31/2003		28.04	18,113	0.74	1.25
	12/31/2002		(15.28)	19,458	0.76	1.25
	12/31/2001		(3.03)	29,428	(1.11)	1.25
Class B	12/31/2005		14.33	75,232	0.68	1.40
	12/31/2004		16.69	63,660	2.82	1.40
	12/31/2003		27.92	66,320	0.80	1.40
	12/31/2002		(15.40)	59,974	0.65	1.40
	12/31/2001		(3.17)	79,151	(1.26)	1.40
Class C	12/31/2005		14.05	16,847	0.72	1.65
	12/31/2004		16.40	10,099	2.95	1.65
	12/31/2003		27.57	8,735	0.80	1.65
	12/31/2002		(15.62)	5,518	0.52	1.65
	12/31/2001		(3.41)	1,296	(1.51)	1.65
Class D	12/31/2005		13.88	1,609	0.71	1.80
	12/31/2004		16.22	1,061	2.91	1.80
	12/31/2003		27.40	859	0.86	1.80
	12/31/2002		(15.74)	383	(1.09)	1.80
	12/31/2001		(3.56)	69	(1.66)	1.80
Class E	12/31/2005		15.19	2	0.67	0.65
	12/31/2004		17.57	2	2.91	0.65
	12/31/2003	(1)	36.33	1	0.80	0.65
Class F	12/31/2005		14.30	861	0.85	1.25
	12/31/2004		16.53	286	2.85	1.25
	12/31/2003	(1)	26.11	228	0.02	1.25
Class G	12/31/2005		13.84	429	0.57	1.65
	12/31/2004		16.06	183	2.66	1.65
	12/31/2003	(1)	25.77	68	0.05	1.65
Class H	12/31/2005		14.13	107	0.62	1.40
	12/31/2004		16.35	130	3.19	1.40
	12/31/2003	(1)	25.98	83	0.07	1.40
Class I	12/31/2005		13.67	28	0.67	1.80
	12/31/2004		15.89	42	2.44	1.80
	12/31/2003	(1)	25.64	28	0.06	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL American Century International Subaccount
Class A	12/31/2005		$10.08	$(0.05)	$1.21	$1.16	$11.24
	12/31/2004		8.93	(0.11)	1.26	1.15	10.08
	12/31/2003		7.21	(0.10)	1.82	1.72	8.93
	12/31/2002		9.27	(0.08)	(1.98)	(2.06)	7.21
	12/31/2001		12.26	0.23	(3.22)	(2.99)	9.27
Class B	12/31/2005		9.96	(0.06)	1.19	1.13	11.09
	12/31/2004		8.83	(0.13)	1.26	1.13	9.96
	12/31/2003		7.15	(0.11)	1.79	1.68	8.83
	12/31/2002		9.20	(0.09)	(1.96)	(2.05)	7.15
	12/31/2001		12.18	0.19	(3.17)	(2.98)	9.20
Class C	12/31/2005		7.58	(0.07)	0.90	0.83	8.41
	12/31/2004		6.70	(0.11)	0.99	0.88	7.58
	12/31/2003		5.44	(0.10)	1.36	1.26	6.70
	12/31/2002		7.02	(0.07)	(1.51)	(1.58)	5.44
	12/31/2001		9.32	0.14	(2.44)	(2.30)	7.02
Class D	12/31/2005		7.50	(0.08)	0.89	0.81	8.31
	12/31/2004		6.68	(0.12)	0.94	0.82	7.50
	12/31/2003		5.43	(0.10)	1.35	1.25	6.68
	12/31/2002		7.01	(0.10)	(1.48)	(1.58)	5.43
	12/31/2001		9.32	0.09	(2.40)	(2.31)	7.01
Class E	12/31/2005		150.85	0.15	18.05	18.20	169.05
	12/31/2004		132.89	(0.84)	18.80	17.96	150.85
	12/31/2003	(1)	100.00	(0.53)	33.42	32.89	132.89
Class F	12/31/2005		14.23	(0.08)	1.65	1.57	15.80
	12/31/2004		12.62	(0.16)	1.77	1.61	14.23
	12/31/2003	(1)	10.00	(0.10)	2.72	2.62	12.62
Class G	12/31/2005		14.14	(0.19)	1.69	1.50	15.64
	12/31/2004		12.58	(0.21)	1.77	1.56	14.14
	12/31/2003	(1)	10.00	(0.12)	2.70	2.58	12.58
Class H	12/31/2005		14.20	(0.18)	1.72	1.54	15.74
	12/31/2004		12.61	(0.18)	1.77	1.59	14.20
	12/31/2003	(1)	10.00	(0.11)	2.72	2.61	12.61
Class I	12/31/2005		14.10	(0.16)	1.63	1.47	15.57
	12/31/2004		12.57	(0.23)	1.76	1.53	14.10
	12/31/2003	(1)	10.00	(0.14)	2.71	2.57	12.57

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL American Century International Subaccount (continued)
Class A	12/31/2005		11.47%	$14,772	0.76%	1.25%
	12/31/2004		12.92	9,861	0.00	1.25
	12/31/2003		23.61	7,606	0.00	1.25
	12/31/2002		(22.17)	2,665	(0.96)	1.25
	12/31/2001		(24.39)	3,872	2.14	1.25
Class B	12/31/2005		11.30	65,120	0.76	1.40
	12/31/2004		12.82	65,918	0.00	1.40
	12/31/2003		23.50	60,226	0.00	1.40
	12/31/2002		(22.28)	15,428	(1.10)	1.40
	12/31/2001		(24.51)	16,692	1.80	1.40
Class C	12/31/2005		11.02	11,571	0.75	1.65
	12/31/2004		13.03	9,261	0.00	1.65
	12/31/2003		23.16	8,081	0.00	1.65
	12/31/2002		(22.48)	1,347	(1.27)	1.65
	12/31/2001		(24.70)	496	2.09	1.65
Class D	12/31/2005		10.86	1,004	0.76	1.80
	12/31/2004		12.30	977	0.00	1.80
	12/31/2003		22.99	912	0.00	1.80
	12/31/2002		(22.59)	123	(1.50)	1.80
	12/31/2001		(24.81)	150	1.16	1.80
Class E	12/31/2005		12.07	2	0.78	0.65
	12/31/2004		13.51	2	0.00	0.65
	12/31/2003	(1)	32.89	1	0.00	0.65
Class F	12/31/2005		11.03	380	0.70	1.25
	12/31/2004		12.81	310	0.00	1.25
	12/31/2003	(1)	25.76	198	0.00	1.25
Class G	12/31/2005		10.59	67	0.35	1.65
	12/31/2004		12.35	59	0.00	1.65
	12/31/2003	(1)	25.42	29	0.00	1.65
Class H	12/31/2005		10.86	5	0.15	1.40
	12/31/2004		12.64	49	0.00	1.40
	12/31/2003	(1)	25.63	41	0.00	1.40
Class I	12/31/2005		10.42	31	0.67	1.80
	12/31/2004		12.19	28	0.00	1.80
	12/31/2003	(1)	25.30	25	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Third Avenue Value Subaccount
Class A	12/31/2005		$21.45	$(0.16)	$3.88	$3.72	$25.17
	12/31/2004		17.40	(0.11)	4.16	4.05	21.45
	12/31/2003		12.84	(0.12)	4.68	4.56	17.40
	12/31/2002		14.75	0.07	(1.98)	(1.91)	12.84
	12/31/2001		14.07	(0.16)	0.84	0.68	14.75
Class B	12/31/2005		21.22	(0.19)	3.84	3.65	24.87
	12/31/2004		17.25	(0.14)	4.11	3.97	21.22
	12/31/2003		12.74	(0.14)	4.65	4.51	17.25
	12/31/2002		14.66	0.05	(1.97)	(1.92)	12.74
	12/31/2001		14.00	(0.18)	0.84	0.66	14.66
Class C	12/31/2005		21.35	(0.25)	3.85	3.60	24.95
	12/31/2004		17.39	(0.18)	4.14	3.96	21.35
	12/31/2003		12.88	(0.17)	4.68	4.51	17.39
	12/31/2002		14.86	0.05	(2.03)	(1.98)	12.88
	12/31/2001		14.23	(0.22)	0.85	0.63	14.86
Class D	12/31/2005		21.23	(0.27)	3.82	3.55	24.78
	12/31/2004		17.32	(0.21)	4.12	3.91	21.23
	12/31/2003		12.85	(0.19)	4.66	4.47	17.32
	12/31/2002		14.85	(0.07)	(1.93)	(2.00)	12.85
	12/31/2001		14.24	(0.25)	0.86	0.61	14.85
Class E	12/31/2005		175.33	(0.20)	31.83	31.63	206.96
	12/31/2004		141.40	(0.02)	33.95	33.93	175.33
	12/31/2003	(1)	100.00	(0.02)	41.42	41.40	141.40
Class F	12/31/2005		16.57	(0.12)	2.93	2.81	19.38
	12/31/2004		13.47	(0.12)	3.22	3.10	16.57
	12/31/2003	(1)	10.00	(0.10)	3.57	3.47	13.47
Class G	12/31/2005		16.45	(0.20)	2.93	2.73	19.18
	12/31/2004		13.44	(0.15)	3.16	3.01	16.45
	12/31/2003	(1)	10.00	(0.13)	3.57	3.44	13.44
Class H	12/31/2005		16.52	(0.15)	2.93	2.78	19.30
	12/31/2004		13.46	(0.14)	3.20	3.06	16.52
	12/31/2003	(1)	10.00	(0.10)	3.56	3.46	13.46
Class I	12/31/2005		16.41	(0.22)	2.91	2.69	19.10
	12/31/2004		13.42	(0.20)	3.19	2.99	16.41
	12/31/2003	(1)	10.00	(0.13)	3.55	3.42	13.42

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Third Avenue Value Subaccount (continued)
Class A	12/31/2005		17.34%	$65,174	0.56%	1.25%
	12/31/2004		23.25	45,204	0.65	1.25
	12/31/2003		35.42	36,321	0.45	1.25
	12/31/2002		(12.97)	26,197	(0.49)	1.25
	12/31/2001		4.85	29,496	(1.14)	1.25
Class B	12/31/2005		17.16	177,577	0.54	1.40
	12/31/2004		23.07	156,842	0.66	1.40
	12/31/2003		35.29	123,868	0.44	1.40
	12/31/2002		(13.10)	93,226	0.37	1.40
	12/31/2001		4.69	95,623	(1.28)	1.40
Class C	12/31/2005		16.87	33,970	0.55	1.65
	12/31/2004		22.76	27,343	0.67	1.65
	12/31/2003		34.92	21,063	0.44	1.65
	12/31/2002		(13.31)	10,130	0.36	1.65
	12/31/2001		4.43	2,111	(1.36)	1.65
Class D	12/31/2005		16.69	3,489	0.60	1.80
	12/31/2004		22.57	2,247	0.67	1.80
	12/31/2003		34.74	1,542	0.46	1.80
	12/31/2002		(13.44)	515	(0.77)	1.80
	12/31/2001		4.28	108	(1.71)	1.80
Class E	12/31/2005		18.04	2	0.53	0.65
	12/31/2004		24.00	2	0.67	0.65
	12/31/2003	(1)	41.40	1	0.43	0.65
Class F	12/31/2005		17.00	2,594	0.55	1.25
	12/31/2004		22.96	1,606	0.45	1.25
	12/31/2003	(1)	34.51	808	0.60	1.25
Class G	12/31/2005		16.54	1,493	0.48	1.65
	12/31/2004		22.47	1,115	0.57	1.65
	12/31/2003	(1)	34.15	199	0.05	1.65
Class H	12/31/2005		16.83	786	0.55	1.40
	12/31/2004		22.77	405	0.43	1.40
	12/31/2003	(1)	34.38	58	0.09	1.40
Class I	12/31/2005		16.36	52	0.54	1.80
	12/31/2004		22.28	55	0.44	1.80
	12/31/2003	(1)	34.02	33	0.11	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Clarion Global Real Estate Securities Subaccount
Class A	12/31/2005		$20.25	$0.10	$2.35	$2.45	$22.70
	12/31/2004		15.44	0.23	4.58	4.81	20.25
	12/31/2003		11.51	0.13	3.80	3.93	15.44
	12/31/2002		11.25	0.11	0.15	0.26	11.51
	12/31/2001		10.26	0.16	0.83	0.99	11.25
Class B	12/31/2005		20.05	0.05	2.34	2.39	22.44
	12/31/2004		15.30	0.22	4.53	4.75	20.05
	12/31/2003		11.43	0.12	3.75	3.87	15.30
	12/31/2002		11.19	0.06	0.18	0.24	11.43
	12/31/2001		10.22	0.13	0.84	0.97	11.19
Class C	12/31/2005		25.79	0.02	2.98	3.00	28.79
	12/31/2004		19.73	0.24	5.82	6.06	25.79
	12/31/2003		14.78	0.13	4.82	4.95	19.73
	12/31/2002		14.50	0.03	0.25	0.28	14.78
	12/31/2001		13.28	0.09	1.13	1.22	14.50
Class D	12/31/2005		25.65	0.01	2.93	2.94	28.59
	12/31/2004		19.66	0.24	5.75	5.99	25.65
	12/31/2003		14.75	0.06	4.85	4.91	19.66
	12/31/2002		14.49	(0.07)	0.33	0.26	14.75
	12/31/2001		13.29	0.07	1.13	1.20	14.49
Class E	12/31/2005		172.57	1.73	20.26	21.99	194.56
	12/31/2004		130.74	3.13	38.70	41.83	172.57
	12/31/2003	(1)	100.00	2.03	28.71	30.74	130.74
Class F	12/31/2005		16.73	0.07	1.90	1.97	18.70
	12/31/2004		12.78	0.19	3.76	3.95	16.73
	12/31/2003	(1)	10.00	(0.06)	2.84	2.78	12.78
Class G	12/31/2005		16.61	0.01	1.88	1.89	18.50
	12/31/2004		12.75	0.25	3.61	3.86	16.61
	12/31/2003	(1)	10.00	(0.10)	2.85	2.75	12.75
Class H	12/31/2005		16.68	0.09	1.85	1.94	18.62
	12/31/2004		12.77	0.15	3.76	3.91	16.68
	12/31/2003	(1)	10.00	(0.09)	2.86	2.77	12.77
Class I	12/31/2005		16.57	(0.01)	1.86	1.85	18.42
	12/31/2004		12.74	0.12	3.71	3.83	16.57
	12/31/2003	(1)	10.00	(0.11)	2.85	2.74	12.74

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Clarion Global Real Estate Securities Subaccount (continued)
Class A	12/31/2005		12.07%	$25,040	1.73%	1.25%
	12/31/2004		31.21	21,269	2.65	1.25
	12/31/2003		33.92	15,397	2.26	1.25
	12/31/2002		2.31	10,293	0.94	1.25
	12/31/2001		9.67	4,559	1.48	1.25
Class B	12/31/2005		11.90	86,160	1.66	1.40
	12/31/2004		31.01	88,626	2.74	1.40
	12/31/2003		33.79	67,170	2.35	1.40
	12/31/2002		2.16	52,519	0.54	1.40
	12/31/2001		9.51	26,918	1.24	1.40
Class C	12/31/2005		11.62	14,888	1.71	1.65
	12/31/2004		30.68	14,589	2.75	1.65
	12/31/2003		33.42	9,875	2.41	1.65
	12/31/2002		1.90	4,399	0.20	1.65
	12/31/2001		9.24	552	0.64	1.65
Class D	12/31/2005		11.46	1,735	1.83	1.80
	12/31/2004		30.49	1,418	2.94	1.80
	12/31/2003		33.24	1,050	2.15	1.80
	12/31/2002		1.75	415	(0.55)	1.80
	12/31/2001		9.07	158	0.48	1.80
Class E	12/31/2005		12.74	2	1.63	0.65
	12/31/2004		32.00	2	2.85	0.65
	12/31/2003	(1)	30.74	1	2.22	0.65
Class F	12/31/2005		11.78	1,318	1.68	1.25
	12/31/2004		30.85	1,106	2.57	1.25
	12/31/2003	(1)	26.99	555	0.30	1.25
Class G	12/31/2005		11.33	902	1.73	1.65
	12/31/2004		30.32	827	3.36	1.65
	12/31/2003	(1)	26.65	95	0.22	1.65
Class H	12/31/2005		11.61	535	1.92	1.40
	12/31/2004		30.65	316	2.47	1.40
	12/31/2003	(1)	26.86	91	0.16	1.40
Class I	12/31/2005		11.17	66	1.76	1.80
	12/31/2004		30.13	47	2.67	1.80
	12/31/2003	(1)	26.52	27	0.27	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Marsico Growth Subaccount
Class A	12/31/2005		$9.08	$(0.11)	$0.77	$0.66	$9.74
	12/31/2004		8.19	(0.10)	0.99	0.89	9.08
	12/31/2003		6.56	(0.09)	1.72	1.63	8.19
	12/31/2002		8.98	(0.09)	(2.33)	(2.42)	6.56
	12/31/2001		10.58	(0.05)	(1.55)	(1.60)	8.98
Class B	12/31/2005		9.00	(0.12)	0.76	0.64	9.64
	12/31/2004		8.13	(0.11)	0.98	0.87	9.00
	12/31/2003		6.53	(0.10)	1.70	1.60	8.13
	12/31/2002		8.94	(0.10)	(2.31)	(2.41)	6.53
	12/31/2001		10.56	(0.05)	(1.57)	(1.62)	8.94
Class C	12/31/2005		8.21	(0.13)	0.69	0.56	8.77
	12/31/2004		7.43	(0.12)	0.90	0.78	8.21
	12/31/2003		5.98	(0.11)	1.56	1.45	7.43
	12/31/2002		8.22	(0.10)	(2.14)	(2.24)	5.98
	12/31/2001		9.72	(0.08)	(1.42)	(1.50)	8.22
Class D	12/31/2005		8.16	(0.14)	0.69	0.55	8.71
	12/31/2004		7.41	(0.13)	0.88	0.75	8.16
	12/31/2003		5.97	(0.12)	1.56	1.44	7.41
	12/31/2002		8.21	(0.09)	(2.15)	(2.24)	5.97
	12/31/2001		9.73	(0.09)	(1.43)	(1.52)	8.21
Class E	12/31/2005		138.08	(0.78)	11.67	10.89	148.97
	12/31/2004		123.73	(0.78)	15.13	14.35	138.08
	12/31/2003	(1)	100.00	(0.53)	24.26	23.73	123.73
Class F	12/31/2005		13.18	(0.17)	1.07	0.90	14.08
	12/31/2004		11.91	(0.15)	1.42	1.27	13.18
	12/31/2003	(1)	10.00	(0.09)	2.00	1.91	11.91
Class G	12/31/2005		13.09	(0.21)	1.05	0.84	13.93
	12/31/2004		11.88	(0.20)	1.41	1.21	13.09
	12/31/2003	(1)	10.00	(0.12)	2.00	1.88	11.88
Class H	12/31/2005		13.14	(0.18)	1.07	0.89	14.03
	12/31/2004		11.90	(0.17)	1.41	1.24	13.14
	12/31/2003	(1)	10.00	(0.11)	2.01	1.90	11.90
Class I	12/31/2005		13.06	(0.23)	1.05	0.82	13.88
	12/31/2004		11.87	(0.21)	1.40	1.19	13.06
	12/31/2003	(1)	10.00	(0.13)	2.00	1.87	11.87

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Marsico Growth Subaccount (continued)
Class A	12/31/2005		7.24%	$6,788	0.08%	1.25%
	12/31/2004		10.85	5,392	0.00	1.25
	12/31/2003		24.65	5,055	0.00	1.25
	12/31/2002		(26.90)	5,338	(1.16)	1.25
	12/31/2001		(15.16)	5,508	(0.59)	1.25
Class B	12/31/2005		7.08	26,606	0.08	1.40
	12/31/2004		10.69	23,397	0.00	1.40
	12/31/2003		24.53	24,231	0.00	1.40
	12/31/2002		(27.01)	13,933	(1.30)	1.40
	12/31/2001		(15.29)	18,852	(0.53)	1.40
Class C	12/31/2005		6.81	6,598	0.08	1.65
	12/31/2004		10.41	5,870	0.00	1.65
	12/31/2003		24.18	5,099	0.00	1.65
	12/31/2002		(27.20)	3,470	(1.56)	1.65
	12/31/2001		(15.50)	627	(0.86)	1.65
Class D	12/31/2005		6.65	504	0.08	1.80
	12/31/2004		10.24	351	0.00	1.80
	12/31/2003		24.02	373	0.00	1.80
	12/31/2002		(27.31)	199	(1.72)	1.80
	12/31/2001		(15.63)	88	(1.07)	1.80
Class E	12/31/2005		7.88	1	0.08	0.65
	12/31/2004		11.60	1	0.00	0.65
	12/31/2003	(1)	23.73	1	0.00	0.65
Class F	12/31/2005		6.87	508	0.00	1.25
	12/31/2004		10.63	211	0.00	1.25
	12/31/2003	(1)	19.28	97	0.00	1.25
Class G	12/31/2005		6.44	87	0.00	1.65
	12/31/2004		10.19	84	0.00	1.65
	12/31/2003	(1)	18.97	59	0.00	1.65
Class H	12/31/2005		6.71	91	0.00	1.40
	12/31/2004		10.47	99	0.00	1.40
	12/31/2003	(1)	19.17	58	0.00	1.40
Class I	12/31/2005		6.29	16	0.00	1.80
	12/31/2004		10.02	44	0.00	1.80
	12/31/2003	(1)	18.85	25	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Munder Net50 Subaccount
Class A	12/31/2005		$9.63	$(0.11)	$0.76	$0.65	$10.28
	12/31/2004		8.45	(0.11)	1.29	1.18	9.63
	12/31/2003		5.14	(0.09)	3.40	3.31	8.45
	12/31/2002		8.45	(0.07)	(3.24)	(3.31)	5.14
	12/31/2001		11.47	(0.07)	(2.95)	(3.02)	8.45
Class B	12/31/2005		9.54	(0.13)	0.76	0.63	10.17
	12/31/2004		8.39	(0.12)	1.27	1.15	9.54
	12/31/2003		5.11	(0.10)	3.38	3.28	8.39
	12/31/2002		8.41	(0.08)	(3.22)	(3.30)	5.11
	12/31/2001		11.44	(0.08)	(2.95)	(3.03)	8.41
Class C	12/31/2005		8.84	(0.14)	0.70	0.56	9.40
	12/31/2004		7.79	(0.13)	1.18	1.05	8.84
	12/31/2003		4.76	(0.11)	3.14	3.03	7.79
	12/31/2002		7.85	(0.08)	(3.01)	(3.09)	4.76
	12/31/2001		10.70	(0.10)	(2.75)	(2.85)	7.85
Class D	12/31/2005		8.79	(0.15)	0.69	0.54	9.33
	12/31/2004		7.76	(0.14)	1.17	1.03	8.79
	12/31/2003		4.74	(0.12)	3.14	3.02	7.76
	12/31/2002		7.84	(0.11)	(2.99)	(3.10)	4.74
	12/31/2001		10.71	(0.12)	(2.75)	(2.87)	7.84
Class E	12/31/2005		175.54	(1.09)	14.02	12.93	188.47
	12/31/2004		153.19	(1.04)	23.39	22.35	175.54
	12/31/2003	(1)	100.00	(0.66)	53.85	53.19	153.19
Class F	12/31/2005		15.70	(0.18)	1.19	1.01	16.71
	12/31/2004		13.82	(0.18)	2.06	1.88	15.70
	12/31/2003	(1)	10.00	(0.11)	3.93	3.82	13.82
Class G	12/31/2005		15.59	(0.24)	1.18	0.94	16.53
	12/31/2004		13.79	(0.23)	2.03	1.80	15.59
	12/31/2003	(1)	10.00	(0.14)	3.93	3.79	13.79
Class H	12/31/2005		15.66	(0.20)	1.18	0.98	16.64
	12/31/2004		13.81	(0.20)	2.05	1.85	15.66
	12/31/2003	(1)	10.00	(0.12)	3.93	3.81	13.81
Class I	12/31/2005		15.55	(0.26)	1.17	0.91	16.46
	12/31/2004		13.77	(0.25)	2.03	1.78	15.55
	12/31/2003	(1)	10.00	(0.15)	3.92	3.77	13.77

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Munder Net50 Subaccount (continued)
Class A	12/31/2005		6.73%	$3,375	0.00%	1.25%
	12/31/2004		13.92	3,951	0.00	1.25
	12/31/2003		64.37	5,351	0.00	1.25
	12/31/2002		(39.18)	1,962	(1.25)	1.25
	12/31/2001		(26.35)	1,048	(0.73)	1.25
Class B	12/31/2005		6.57	16,196	0.00	1.40
	12/31/2004		13.73	23,140	0.00	1.40
	12/31/2003		64.21	25,529	0.00	1.40
	12/31/2002		(39.27)	8,136	(1.40)	1.40
	12/31/2001		(26.46)	7,428	(0.86)	1.40
Class C	12/31/2005		6.30	3,660	0.00	1.65
	12/31/2004		13.45	4,650	0.00	1.65
	12/31/2003		63.76	3,795	0.00	1.65
	12/31/2002		(39.43)	958	(1.65)	1.65
	12/31/2001		(26.64)	201	(1.20)	1.65
Class D	12/31/2005		6.14	1,021	0.00	1.80
	12/31/2004		13.28	748	0.00	1.80
	12/31/2003		63.54	564	0.00	1.80
	12/31/2002		(39.52)	36	(1.80)	1.80
	12/31/2001		(26.75)	61	(1.31)	1.80
Class E	12/31/2005		7.37	2	0.00	0.65
	12/31/2004		14.59	2	0.00	0.65
	12/31/2003	(1)	53.19	2	0.00	0.65
Class F	12/31/2005		6.44	540	0.00	1.25
	12/31/2004		13.54	772	0.00	1.25
	12/31/2003	(1)	37.54	428	0.00	1.25
Class G	12/31/2005		6.02	75	0.00	1.65
	12/31/2004		13.09	168	0.00	1.65
	12/31/2003	(1)	37.18	179	0.00	1.65
Class H	12/31/2005		6.28	93	0.00	1.40
	12/31/2004		13.37	171	0.00	1.40
	12/31/2003	(1)	37.41	118	0.00	1.40
Class I	12/31/2005		5.86	33	0.00	1.80
	12/31/2004		12.92	31	0.00	1.80
	12/31/2003	(1)	37.04	28	0.00	1.80

WRL Series Annuity Account

Financial Highlights

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2005		$10.74	$0.07	$0.23	$0.30	$11.04
	12/31/2004		9.47	0.05	1.22	1.27	10.74
	12/31/2003		7.56	0.04	1.87	1.91	9.47
	12/31/2002		9.43	(0.07)	(1.80)	(1.87)	7.56
	12/31/2001		9.96	(0.07)	(0.46)	(0.53)	9.43
Class B	12/31/2005		10.65	0.05	0.23	0.28	10.93
	12/31/2004		9.41	0.04	1.20	1.24	10.65
	12/31/2003		7.52	0.03	1.86	1.89	9.41
	12/31/2002		9.39	(0.08)	(1.79)	(1.87)	7.52
	12/31/2001		9.94	(0.09)	(0.46)	(0.55)	9.39
Class C	12/31/2005		11.33	0.02	0.26	0.28	11.61
	12/31/2004		10.04	0.02	1.27	1.29	11.33
	12/31/2003		8.04	0.02	1.98	2.00	10.04
	12/31/2002		10.07	(0.10)	(1.93)	(2.03)	8.04
	12/31/2001		10.69	(0.13)	(0.49)	(0.62)	10.07
Class D	12/31/2005		11.27	0.02	0.24	0.26	11.53
	12/31/2004		10.00	0.00	1.27	1.27	11.27
	12/31/2003		8.02	(0.01)	1.99	1.98	10.00
	12/31/2002		10.06	(0.09)	(1.95)	(2.04)	8.02
	12/31/2001		10.69	(0.15)	(0.48)	(0.63)	10.06
Class E	12/31/2005		147.54	1.63	3.44	5.07	152.61
	12/31/2004		129.25	1.51	16.78	18.29	147.54
	12/31/2003	(1)	100.00	1.56	27.69	29.25	129.25
Class F	12/31/2005		13.77	0.01	0.34	0.35	14.12
	12/31/2004		12.17	0.04	1.56	1.60	13.77
	12/31/2003	(1)	10.00	(0.09)	2.26	2.17	12.17
Class G	12/31/2005		13.68	0.03	0.26	0.29	13.97
	12/31/2004		12.14	(0.08)	1.62	1.54	13.68
	12/31/2003	(1)	10.00	(0.12)	2.26	2.14	12.14
Class H	12/31/2005		13.74	0.03	0.29	0.32	14.06
	12/31/2004		12.16	(0.01)	1.59	1.58	13.74
	12/31/2003	(1)	10.00	(0.10)	2.26	2.16	12.16
Class I	12/31/2005		13.64	0.01	0.26	0.27	13.91
	12/31/2004		12.13	(0.05)	1.56	1.51	13.64
	12/31/2003	(1)	10.00	(0.13)	2.26	2.13	12.13

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL T. Rowe Price Equity Income Subaccount (continued)
Class A	12/31/2005		2.82%	$14,825	1.86%	1.25%
	12/31/2004		13.38	11,116	1.79	1.25
	12/31/2003		25.16	8,369	1.78	1.25
	12/31/2002		(19.83)	5,586	(0.78)	1.25
	12/31/2001		(5.36)	7,190	(0.80)	1.25
Class B	12/31/2005		2.67	42,612	1.82	1.40
	12/31/2004		13.21	41,503	1.81	1.40
	12/31/2003		25.04	28,891	1.83	1.40
	12/31/2002		(19.95)	23,146	(0.92)	1.40
	12/31/2001		(5.50)	26,636	(0.95)	1.40
Class C	12/31/2005		2.41	8,770	1.81	1.65
	12/31/2004		12.93	9,830	1.80	1.65
	12/31/2003		24.70	6,260	1.82	1.65
	12/31/2002		(20.15)	3,014	(1.15)	1.65
	12/31/2001		(5.74)	1,473	(1.27)	1.65
Class D	12/31/2005		2.26	484	1.98	1.80
	12/31/2004		12.76	500	1.77	1.80
	12/31/2003		24.53	460	1.69	1.80
	12/31/2002		(20.27)	99	(1.39)	1.80
	12/31/2001		(5.88)	46	(1.45)	1.80
Class E	12/31/2005		3.44	2	1.80	0.65
	12/31/2004		14.15	1	1.74	0.65
	12/31/2003	(1)	29.25	1	1.81	0.65
Class F	12/31/2005		2.52	905	1.33	1.25
	12/31/2004		13.14	1,049	1.55	1.25
	12/31/2003	(1)	21.87	568	0.04	1.25
Class G	12/31/2005		2.11	234	1.85	1.65
	12/31/2004		12.68	169	1.01	1.65
	12/31/2003	(1)	21.55	68	0.05	1.65
Class H	12/31/2005		2.37	159	1.61	1.40
	12/31/2004		12.97	144	1.35	1.40
	12/31/2003	(1)	21.75	69	0.04	1.40
Class I	12/31/2005		1.96	11	1.86	1.80
	12/31/2004		12.51	35	1.43	1.80
	12/31/2003	(1)	21.43	24	0.07	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2005		$12.00	$(0.15)	$1.26	$1.11	$13.11
	12/31/2004		11.01	(0.14)	1.13	0.99	12.00
	12/31/2003		7.94	(0.12)	3.19	3.07	11.01
	12/31/2002		11.07	(0.11)	(3.02)	(3.13)	7.94
	12/31/2001		12.42	(0.14)	(1.21)	(1.35)	11.07
Class B	12/31/2005		11.90	(0.17)	1.25	1.08	12.98
	12/31/2004		10.94	(0.16)	1.12	0.96	11.90
	12/31/2003		7.90	(0.13)	3.17	3.04	10.94
	12/31/2002		11.03	(0.13)	(3.00)	(3.13)	7.90
	12/31/2001		12.38	(0.15)	(1.20)	(1.35)	11.03
Class C	12/31/2005		9.78	(0.16)	1.02	0.86	10.64
	12/31/2004		9.01	(0.15)	0.92	0.77	9.78
	12/31/2003		6.52	(0.13)	2.62	2.49	9.01
	12/31/2002		9.13	(0.11)	(2.50)	(2.61)	6.52
	12/31/2001		10.28	(0.15)	(1.00)	(1.15)	9.13
Class D	12/31/2005		9.73	(0.18)	1.02	0.84	10.57
	12/31/2004		8.98	(0.16)	0.91	0.75	9.73
	12/31/2003		6.51	(0.14)	2.61	2.47	8.98
	12/31/2002		9.12	(0.06)	(2.55)	(2.61)	6.51
	12/31/2001		10.29	(0.16)	(1.01)	(1.17)	9.12
Class E	12/31/2005		159.23	(1.07)	16.71	15.64	174.87
	12/31/2004		145.22	(1.00)	15.01	14.01	159.23
	12/31/2003	(1)	100.00	(0.59)	45.81	45.22	145.22
Class F	12/31/2005		14.50	(0.18)	1.48	1.30	15.80
	12/31/2004		13.33	(0.17)	1.34	1.17	14.50
	12/31/2003	(1)	10.00	(0.11)	3.44	3.33	13.33
Class G	12/31/2005		14.40	(0.24)	1.48	1.24	15.64
	12/31/2004		13.29	(0.22)	1.33	1.11	14.40
	12/31/2003	(1)	10.00	(0.14)	3.43	3.29	13.29
Class H	12/31/2005		14.46	(0.20)	1.48	1.28	15.74
	12/31/2004		13.32	(0.19)	1.33	1.14	14.46
	12/31/2003	(1)	10.00	(0.12)	3.44	3.32	13.32
Class I	12/31/2005		14.36	(0.26)	1.47	1.21	15.57
	12/31/2004		13.28	(0.24)	1.32	1.08	14.36
	12/31/2003	(1)	10.00	(0.15)	3.43	3.28	13.28

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL T. Rowe Price Small Cap Subaccount (continued)
Class A	12/31/2005		9.24%	$12,720	0.00%	1.25%
	12/31/2004		8.99	10,554	0.00	1.25
	12/31/2003		38.52	10,371	0.00	1.25
	12/31/2002		(28.25)	6,290	(1.25)	1.25
	12/31/2001		(10.84)	7,670	(1.25)	1.25
Class B	12/31/2005		9.08	52,384	0.00	1.40
	12/31/2004		8.83	45,227	0.00	1.40
	12/31/2003		38.39	38,885	0.00	1.40
	12/31/2002		(28.36)	18,821	(1.40)	1.40
	12/31/2001		(10.97)	21,765	(1.40)	1.40
Class C	12/31/2005		8.80	11,215	0.00	1.65
	12/31/2004		8.56	11,498	0.00	1.65
	12/31/2003		38.01	9,503	0.00	1.65
	12/31/2002		(28.54)	3,604	(1.65)	1.65
	12/31/2001		(11.19)	724	(1.65)	1.65
Class D	12/31/2005		8.64	860	0.00	1.80
	12/31/2004		8.39	1,312	0.00	1.80
	12/31/2003		37.82	888	0.00	1.80
	12/31/2002		(28.65)	257	(1.80)	1.80
	12/31/2001		(11.33)	25	(1.80)	1.80
Class E	12/31/2005		9.82	2	0.00	0.65
	12/31/2004		9.65	2	0.00	0.65
	12/31/2003	(1)	45.22	1	0.00	0.65
Class F	12/31/2005		9.03	749	0.00	1.25
	12/31/2004		8.75	628	0.00	1.25
	12/31/2003	(1)	33.46	571	0.00	1.25
Class G	12/31/2005		8.60	114	0.00	1.65
	12/31/2004		8.31	216	0.00	1.65
	12/31/2003	(1)	33.11	117	0.00	1.65
Class H	12/31/2005		8.87	164	0.00	1.40
	12/31/2004		8.58	219	0.00	1.40
	12/31/2003	(1)	33.33	162	0.00	1.40
Class I	12/31/2005		8.43	15	0.00	1.80
	12/31/2004		8.15	46	0.00	1.80
	12/31/2003	(1)	32.97	31	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Salomon All Cap Subaccount
Class A	12/31/2005		$14.44	$(0.09)	$0.49	$0.40	$14.84
	12/31/2004		13.40	(0.14)	1.18	1.04	14.44
	12/31/2003		10.04	(0.10)	3.46	3.36	13.40
	12/31/2002		13.50	(0.03)	(3.43)	(3.46)	10.04
	12/31/2001		13.39	0.07	0.04	0.11	13.50
Class B	12/31/2005		14.32	(0.11)	0.48	0.37	14.69
	12/31/2004		13.30	(0.16)	1.18	1.02	14.32
	12/31/2003		9.98	(0.11)	3.43	3.32	13.30
	12/31/2002		13.44	(0.05)	(3.41)	(3.46)	9.98
	12/31/2001		13.36	0.05	0.03	0.08	13.44
Class C	12/31/2005		12.94	(0.14)	0.44	0.30	13.24
	12/31/2004		12.05	(0.18)	1.07	0.89	12.94
	12/31/2003		9.06	(0.13)	3.12	2.99	12.05
	12/31/2002		12.24	(0.04)	(3.14)	(3.18)	9.06
	12/31/2001		12.19	(0.01)	0.06	0.05	12.24
Class D	12/31/2005		12.87	(0.16)	0.44	0.28	13.15
	12/31/2004		12.00	(0.19)	1.06	0.87	12.87
	12/31/2003		9.04	(0.14)	3.10	2.96	12.00
	12/31/2002		12.23	(0.04)	(3.15)	(3.19)	9.04
	12/31/2001		12.20	(0.04)	0.07	0.03	12.23
Class E	12/31/2005		148.00	(0.11)	5.15	5.04	153.04
	12/31/2004		136.49	(0.59)	12.10	11.51	148.00
	12/31/2003	(1)	100.00	(0.10)	36.59	36.49	136.49
Class F	12/31/2005		13.77	(0.11)	0.46	0.35	14.12
	12/31/2004		12.80	(0.14)	1.11	0.97	13.77
	12/31/2003	(1)	10.00	(0.10)	2.90	2.80	12.80
Class G	12/31/2005		13.68	(0.15)	0.44	0.29	13.97
	12/31/2004		12.77	(0.19)	1.10	0.91	13.68
	12/31/2003	(1)	10.00	(0.13)	2.90	2.77	12.77
Class H	12/31/2005		13.74	(0.13)	0.45	0.32	14.06
	12/31/2004		12.79	(0.16)	1.11	0.95	13.74
	12/31/2003	(1)	10.00	(0.11)	2.90	2.79	12.79
Class I	12/31/2005		13.64	(0.17)	0.44	0.27	13.91
	12/31/2004		12.76	(0.20)	1.08	0.88	13.64
	12/31/2003	(1)	10.00	(0.14)	2.90	2.76	12.76

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Salomon All Cap Subaccount (continued)
Class A	12/31/2005		2.79%	$17,253	0.60%	1.25%
	12/31/2004		7.78	20,844	0.22	1.25
	12/31/2003		33.34	23,447	0.38	1.25
	12/31/2002		(25.65)	19,926	(0.28)	1.25
	12/31/2001		0.82	34,009	0.51	1.25
Class B	12/31/2005		2.63	79,494	0.59	1.40
	12/31/2004		7.62	100,844	0.22	1.40
	12/31/2003		33.21	112,156	0.38	1.40
	12/31/2002		(25.76)	93,403	(0.43)	1.40
	12/31/2001		0.67	141,303	0.38	1.40
Class C	12/31/2005		2.38	8,346	0.58	1.65
	12/31/2004		7.35	10,908	0.21	1.65
	12/31/2003		32.85	11,825	0.40	1.65
	12/31/2002		(25.95)	6,173	(0.44)	1.65
	12/31/2001		0.41	3,718	(0.05)	1.65
Class D	12/31/2005		2.23	1,371	0.58	1.80
	12/31/2004		7.19	1,449	0.23	1.80
	12/31/2003		32.67	1,373	0.42	1.80
	12/31/2002		(26.06)	768	(0.53)	1.80
	12/31/2001		0.26	400	(0.31)	1.80
Class E	12/31/2005		3.41	2	0.62	0.65
	12/31/2004		8.43	1	0.22	0.65
	12/31/2003	(1)	36.49	1	0.37	0.65
Class F	12/31/2005		2.52	456	0.43	1.25
	12/31/2004		7.54	863	0.21	1.25
	12/31/2003	(1)	27.80	532	0.00	1.25
Class G	12/31/2005		2.11	180	0.51	1.65
	12/31/2004		7.11	245	0.21	1.65
	12/31/2003	(1)	27.46	157	0.00	1.65
Class H	12/31/2005		2.37	68	0.42	1.40
	12/31/2004		7.38	71	0.21	1.40
	12/31/2003	(1)	27.67	53	0.00	1.40
Class I	12/31/2005		1.96	11	0.53	1.80
	12/31/2004		6.95	41	0.22	1.80
	12/31/2003	(1)	27.33	28	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL J.P. Morgan Mid Cap Value Subaccount
Class A	12/31/2005		$14.24	$(0.15)	$1.26	$1.11	$15.35
	12/31/2004		12.58	(0.16)	1.82	1.66	14.24
	12/31/2003		9.69	(0.12)	3.01	2.89	12.58
	12/31/2002		11.25	(0.13)	(1.43)	(1.56)	9.69
	12/31/2001		11.85	0.00	(0.60)	(0.60)	11.25
Class B	12/31/2005		14.12	(0.17)	1.24	1.07	15.19
	12/31/2004		12.49	(0.18)	1.81	1.63	14.12
	12/31/2003		9.64	(0.14)	2.99	2.85	12.49
	12/31/2002		11.20	(0.14)	(1.42)	(1.56)	9.64
	12/31/2001		11.82	(0.01)	(0.61)	(0.62)	11.20
Class C	12/31/2005		13.82	(0.20)	1.22	1.02	14.84
	12/31/2004		12.26	(0.20)	1.76	1.56	13.82
	12/31/2003		9.48	(0.16)	2.94	2.78	12.26
	12/31/2002		11.05	(0.15)	(1.42)	(1.57)	9.48
	12/31/2001		11.69	(0.06)	(0.58)	(0.64)	11.05
Class D	12/31/2005		13.74	(0.22)	1.22	1.00	14.74
	12/31/2004		12.21	(0.22)	1.75	1.53	13.74
	12/31/2003		9.46	(0.18)	2.93	2.75	12.21
	12/31/2002		11.04	(0.10)	(1.48)	(1.58)	9.46
	12/31/2001		11.70	(0.07)	(0.59)	(0.66)	11.04
Class E	12/31/2005		152.16	(0.72)	13.57	12.85	165.01
	12/31/2004		133.66	(0.79)	19.29	18.50	152.16
	12/31/2003	(1)	100.00	(0.41)	34.07	33.66	133.66
Class F	12/31/2005		14.17	(0.18)	1.25	1.07	15.24
	12/31/2004		12.55	(0.16)	1.78	1.62	14.17
	12/31/2003	(1)	10.00	(0.10)	2.65	2.55	12.55
Class G	12/31/2005		14.08	(0.23)	1.22	0.99	15.07
	12/31/2004		12.52	(0.21)	1.77	1.56	14.08
	12/31/2003	(1)	10.00	(0.13)	2.65	2.52	12.52
Class H	12/31/2005		14.14	(0.20)	1.24	1.04	15.18
	12/31/2004		12.54	(0.17)	1.77	1.60	14.14
	12/31/2003	(1)	10.00	(0.11)	2.65	2.54	12.54
Class I	12/31/2005		14.04	(0.25)	1.22	0.97	15.01
	12/31/2004		12.50	(0.23)	1.77	1.54	14.04
	12/31/2003	(1)	10.00	(0.14)	2.64	2.50	12.50

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL J.P. Morgan Mid Cap Value Subaccount (continued)
Class A	12/31/2005		7.80%	$9,260	0.24%	1.25%
	12/31/2004		13.16	9,348	0.03	1.25
	12/31/2003		29.66	6,938	0.12	1.25
	12/31/2002		(13.80)	4,832	(1.24)	1.25
	12/31/2001		(5.14)	3,441	(0.01)	1.25
Class B	12/31/2005		7.64	42,660	0.22	1.40
	12/31/2004		12.99	43,353	0.04	1.40
	12/31/2003		29.53	39,987	0.11	1.40
	12/31/2002		(13.93)	30,894	(1.36)	1.40
	12/31/2001		(5.28)	20,985	(0.10)	1.40
Class C	12/31/2005		7.37	8,799	0.22	1.65
	12/31/2004		12.70	9,319	0.04	1.65
	12/31/2003		29.18	7,830	0.12	1.65
	12/31/2002		(14.15)	3,561	(1.63)	1.65
	12/31/2001		(5.52)	535	(0.43)	1.65
Class D	12/31/2005		7.21	1,165	0.21	1.80
	12/31/2004		12.53	1,163	0.04	1.80
	12/31/2003		29.00	796	0.12	1.80
	12/31/2002		(14.28)	240	(1.82)	1.80
	12/31/2001		(5.66)	34	(0.67)	1.80
Class E	12/31/2005		8.45	2	0.21	0.65
	12/31/2004		13.84	2	0.04	0.65
	12/31/2003	(1)	33.66	1	0.11	0.65
Class F	12/31/2005		7.51	320	0.05	1.25
	12/31/2004		12.94	202	0.04	1.25
	12/31/2003	(1)	25.74	170	0.00	1.25
Class G	12/31/2005		7.08	142	0.04	1.65
	12/31/2004		12.49	153	0.04	1.65
	12/31/2003	(1)	25.40	64	0.00	1.65
Class H	12/31/2005		7.35	123	0.04	1.40
	12/31/2004		12.77	84	0.04	1.40
	12/31/2003	(1)	25.61	52	0.00	1.40
Class I	12/31/2005		6.92	30	0.04	1.80
	12/31/2004		12.32	31	0.04	1.80
	12/31/2003	(1)	25.28	25	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Great Companies—AmericaSM Subaccount
Class A	12/31/2005		$9.48	$(0.04)	$0.29	$0.25	$9.73
	12/31/2004		9.44	(0.05)	0.09	0.04	9.48
	12/31/2003		7.66	(0.07)	1.85	1.78	9.44
	12/31/2002		9.79	(0.09)	(2.04)	(2.13)	7.66
	12/31/2001		11.28	(0.09)	(1.40)	(1.49)	9.79
Class B	12/31/2005		9.41	(0.05)	0.28	0.23	9.64
	12/31/2004		9.38	(0.07)	0.10	0.03	9.41
	12/31/2003		7.63	(0.08)	1.83	1.75	9.38
	12/31/2002		9.76	(0.10)	(2.03)	(2.13)	7.63
	12/31/2001		11.27	(0.10)	(1.41)	(1.51)	9.76
Class C	12/31/2005		9.30	(0.07)	0.28	0.21	9.51
	12/31/2004		9.30	(0.10)	0.10	0.00	9.30
	12/31/2003		7.58	(0.10)	1.82	1.72	9.30
	12/31/2002		9.72	(0.12)	(2.02)	(2.14)	7.58
	12/31/2001		11.25	(0.13)	(1.40)	(1.53)	9.72
Class D	12/31/2005		9.24	(0.09)	0.28	0.19	9.43
	12/31/2004		9.25	(0.10)	0.09	(0.01)	9.24
	12/31/2003		7.55	(0.11)	1.81	1.70	9.25
	12/31/2002		9.70	(0.11)	(2.04)	(2.15)	7.55
	12/31/2001		11.24	(0.15)	(1.39)	(1.54)	9.70
Class E	12/31/2005		123.37	0.35	3.71	4.06	127.43
	12/31/2004		122.08	(0.08)	1.37	1.29	123.37
	12/31/2003	(1)	100.00	(0.03)	22.11	22.08	122.08
Class F	12/31/2005		11.65	(0.08)	0.35	0.27	11.92
	12/31/2004		11.63	(0.11)	0.13	0.02	11.65
	12/31/2003	(1)	10.00	(0.09)	1.72	1.63	11.63
Class G	12/31/2005		11.57	(0.09)	0.32	0.23	11.80
	12/31/2004		11.60	(0.14)	0.11	(0.03)	11.57
	12/31/2003	(1)	10.00	(0.12)	1.72	1.60	11.60
Class H	12/31/2005		11.62	(0.09)	0.35	0.26	11.88
	12/31/2004		11.62	(0.12)	0.12	0.00	11.62
	12/31/2003	(1)	10.00	(0.10)	1.72	1.62	11.62
Class I	12/31/2005		11.54	(0.12)	0.33	0.21	11.75
	12/31/2004		11.58	(0.17)	0.13	(0.04)	11.54
	12/31/2003	(1)	10.00	(0.13)	1.71	1.58	11.58

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Great Companies—AmericaSM Subaccount (continued)
Class A	12/31/2005		2.59%	$20,553	0.87%	1.25%
	12/31/2004		0.45	23,074	0.66	1.25
	12/31/2003		23.00	14,734	0.45	1.25
	12/31/2002		(21.68)	13,159	(1.02)	1.25
	12/31/2001		(13.29)	19,052	(0.91)	1.25
Class B	12/31/2005		2.44	86,799	0.84	1.40
	12/31/2004		0.30	134,935	0.64	1.40
	12/31/2003		22.88	102,857	0.46	1.40
	12/31/2002		(21.79)	92,065	(1.16)	1.40
	12/31/2001		(13.42)	97,739	(1.05)	1.40
Class C	12/31/2005		2.18	13,987	0.87	1.65
	12/31/2004		0.05	21,719	0.58	1.65
	12/31/2003		22.54	24,312	0.46	1.65
	12/31/2002		(21.99)	19,208	(1.43)	1.65
	12/31/2001		(13.63)	15,139	(1.40)	1.65
Class D	12/31/2005		2.03	2,100	0.86	1.80
	12/31/2004		(0.10)	2,558	0.69	1.80
	12/31/2003		22.38	1,555	0.47	1.80
	12/31/2002		(22.11)	845	(1.62)	1.80
	12/31/2001		(13.76)	322	1.50	1.80
Class E	12/31/2005		3.29	1	0.91	0.65
	12/31/2004		1.06	1	0.56	0.65
	12/31/2003	(1)	22.08	1	0.44	0.65
Class F	12/31/2005		2.35	384	0.57	1.25
	12/31/2004		0.20	757	0.31	1.25
	12/31/2003	(1)	16.70	257	0.03	1.25
Class G	12/31/2005		1.94	53	0.84	1.65
	12/31/2004		(0.20)	102	0.38	1.65
	12/31/2003	(1)	16.38	58	0.03	1.65
Class H	12/31/2005		2.19	96	0.66	1.40
	12/31/2004		0.05	80	0.36	1.40
	12/31/2003	(1)	16.58	49	0.04	1.40
Class I	12/31/2005		1.79	29	0.79	1.80
	12/31/2004		(0.35)	30	0.34	1.80
	12/31/2003	(1)	16.27	25	0.04	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Great Companies—TechnologySM Subaccount
Class A	12/31/2005		$4.05	$(0.03)	$0.06	$0.03	$4.08
	12/31/2004		3.79	(0.05)	0.31	0.26	4.05
	12/31/2003		2.54	(0.04)	1.29	1.25	3.79
	12/31/2002		4.16	(0.03)	(1.59)	(1.62)	2.54
	12/31/2001		6.68	(0.06)	(2.46)	(2.52)	4.16
Class B	12/31/2005		4.02	(0.04)	0.06	0.02	4.04
	12/31/2004		3.77	(0.05)	0.30	0.25	4.02
	12/31/2003		2.53	(0.04)	1.28	1.24	3.77
	12/31/2002		4.15	(0.05)	(1.57)	(1.62)	2.53
	12/31/2001		6.68	(0.07)	(2.46)	(2.53)	4.15
Class C	12/31/2005		3.97	(0.05)	0.07	0.02	3.99
	12/31/2004		3.74	(0.06)	0.29	0.23	3.97
	12/31/2003		2.52	(0.05)	1.27	1.22	3.74
	12/31/2002		4.13	(0.05)	(1.56)	(1.61)	2.52
	12/31/2001		6.67	(0.07)	(2.47)	(2.54)	4.13
Class D	12/31/2005		3.94	(0.05)	0.06	0.01	3.95
	12/31/2004		3.72	(0.07)	0.29	0.22	3.94
	12/31/2003		2.51	(0.06)	1.27	1.21	3.72
	12/31/2002		4.12	(0.05)	(1.56)	(1.61)	2.51
	12/31/2001		6.66	(0.08)	(2.46)	(2.54)	4.12
Class E	12/31/2005		153.15	(0.37)	2.52	2.15	155.30
	12/31/2004		142.66	(0.98)	11.47	10.49	153.15
	12/31/2003	(1)	100.00	(0.56)	43.22	42.66	142.66
Class F	12/31/2005		13.94	(0.14)	0.22	0.08	14.02
	12/31/2004		13.12	(0.17)	0.99	0.82	13.94
	12/31/2003	(1)	10.00	(0.10)	3.22	3.12	13.12
Class G	12/31/2005		13.85	(0.20)	0.22	0.02	13.87
	12/31/2004		13.09	(0.22)	0.98	0.76	13.85
	12/31/2003	(1)	10.00	(0.13)	3.22	3.09	13.09
Class H	12/31/2005		13.90	(0.16)	0.23	0.07	13.97
	12/31/2004		13.11	(0.18)	0.97	0.79	13.90
	12/31/2003	(1)	10.00	(0.11)	3.22	3.11	13.11
Class I	12/31/2005		13.81	(0.21)	0.22	0.01	13.82
	12/31/2004		13.07	(0.24)	0.98	0.74	13.81
	12/31/2003	(1)	10.00	(0.14)	3.21	3.07	13.07

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Great Companies—TechnologySM Subaccount (continued)
Class A	12/31/2005		0.80%	$2,788	0.40%	1.25%
	12/31/2004		6.72	3,708	0.00	1.25
	12/31/2003		48.93	4,545	0.00	1.25
	12/31/2002		(38.89)	1,518	(1.25)	1.25
	12/31/2001		(37.73)	3,193	(1.25)	1.25
Class B	12/31/2005		0.65	12,755	0.39	1.40
	12/31/2004		6.57	21,015	0.00	1.40
	12/31/2003		48.79	27,772	0.00	1.40
	12/31/2002		(38.98)	13,652	(1.40)	1.40
	12/31/2001		(37.82)	21,142	(1.40)	1.40
Class C	12/31/2005		0.40	4,883	0.41	1.65
	12/31/2004		6.30	6,696	0.00	1.65
	12/31/2003		48.38	7,455	0.00	1.65
	12/31/2002		(39.13)	2,764	(1.65)	1.65
	12/31/2001		(37.98)	1,676	(1.65)	1.65
Class D	12/31/2005		0.25	491	0.46	1.80
	12/31/2004		6.13	442	0.00	1.80
	12/31/2003		48.18	564	0.00	1.80
	12/31/2002		(39.22)	181	(1.80)	1.80
	12/31/2001		(38.07)	113	(1.80)	1.80
Class E	12/31/2005		1.40	2	0.42	0.65
	12/31/2004		7.36	2	0.00	0.65
	12/31/2003	(1)	42.66	1	0.00	0.65
Class F	12/31/2005		0.60	190	0.21	1.25
	12/31/2004		6.22	334	0.00	1.25
	12/31/2003	(1)	30.80	362	0.00	1.25
Class G	12/31/2005		0.20	24	0.11	1.65
	12/31/2004		5.79	53	0.00	1.65
	12/31/2003	(1)	30.45	107	0.00	1.65
Class H	12/31/2005		0.45	69	0.14	1.40
	12/31/2004		6.06	149	0.00	1.40
	12/31/2003	(1)	30.67	116	0.00	1.40
Class I	12/31/2005		0.05	28	0.20	1.80
	12/31/2004		5.63	34	0.00	1.80
	12/31/2003	(1)	30.32	28	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Asset Allocation—Conservative Portfolio Subaccount
Class A	12/31/2005		$11.86	$0.16	$0.30	$0.46	$12.32
	12/31/2004		10.94	0.00	0.92	0.92	11.86
	12/31/2003		9.01	(0.11)	2.04	1.93	10.94
	12/31/2002	(1)	10.00	(0.06)	(0.93)	(0.99)	9.01
Class B	12/31/2005		11.81	0.15	0.29	0.44	12.25
	12/31/2004		10.91	(0.02)	0.92	0.90	11.81
	12/31/2003		9.00	(0.12)	2.03	1.91	10.91
	12/31/2002	(1)	10.00	(0.08)	(0.92)	(1.00)	9.00
Class C	12/31/2005		11.73	0.11	0.30	0.41	12.14
	12/31/2004		10.87	(0.05)	0.91	0.86	11.73
	12/31/2003		8.99	(0.15)	2.03	1.88	10.87
	12/31/2002	(1)	10.00	(0.07)	(0.94)	(1.01)	8.99
Class D	12/31/2005		11.68	0.11	0.28	0.39	12.07
	12/31/2004		10.84	(0.06)	0.90	0.84	11.68
	12/31/2003		8.98	(0.16)	2.02	1.86	10.84
	12/31/2002	(1)	10.00	(0.07)	(0.95)	(1.02)	8.98
Class E	12/31/2005		132.05	2.76	3.18	5.94	137.99
	12/31/2004		121.14	0.75	10.16	10.91	132.05
	12/31/2003	(1)	100.00	(0.40)	21.54	21.14	121.14
Class F	12/31/2005		12.54	0.15	0.32	0.47	13.01
	12/31/2004		11.60	(0.03)	0.97	0.95	12.54
	12/31/2003	(1)	10.00	(0.09)	1.69	1.60	11.60
Class G	12/31/2005		12.46	0.09	0.32	0.41	12.87
	12/31/2004		11.57	(0.06)	0.95	0.89	12.46
	12/31/2003	(1)	10.00	(0.12)	1.69	1.57	11.57
Class H	12/31/2005		12.51	0.14	0.30	0.44	12.95
	12/31/2004		11.59	(0.02)	0.94	0.92	12.51
	12/31/2003	(1)	10.00	(0.10)	1.69	1.59	11.59
Class I	12/31/2005		12.43	0.09	0.30	0.39	12.82
	12/31/2004		11.56	(0.10)	0.97	0.87	12.43
	12/31/2003	(1)	10.00	(0.13)	1.69	1.56	11.56

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Asset Allocation—Conservative Portfolio Subaccount (continued)
Class A	12/31/2005		3.88%	$17,741	2.62%	1.25%
	12/31/2004		8.35	16,085	1.22	1.25
	12/31/2003		21.27	16,148	0.12	1.25
	12/31/2002	(1)	(9.86)	10,424	(1.25)	1.25
Class B	12/31/2005		3.72	71,385	2.64	1.40
	12/31/2004		8.18	76,961	1.26	1.40
	12/31/2003		21.15	63,762	0.13	1.40
	12/31/2002	(1)	(9.95)	26,908	(1.40)	1.40
Class C	12/31/2005		3.47	34,570	2.62	1.65
	12/31/2004		7.91	32,517	1.24	1.65
	12/31/2003		20.82	29,346	0.13	1.65
	12/31/2002	(1)	(10.10)	12,866	(1.65)	1.65
Class D	12/31/2005		3.31	11,123	2.74	1.80
	12/31/2004		7.75	10,829	1.26	1.80
	12/31/2003		20.65	9,628	0.13	1.80
	12/31/2002	(1)	(10.19)	5,440	(1.80)	1.80
Class E	12/31/2005		4.50	1	2.67	0.65
	12/31/2004		9.00	1	1.22	0.65
	12/31/2003	(1)	21.14	1	0.11	0.65
Class F	12/31/2005		3.71	4,181	2.46	1.25
	12/31/2004		8.08	5,279	1.03	1.25
	12/31/2003	(1)	15.91	3,507	0.00	1.25
Class G	12/31/2005		3.30	1,775	2.37	1.65
	12/31/2004		7.65	2,322	1.12	1.65
	12/31/2003	(1)	15.60	1,007	0.00	1.65
Class H	12/31/2005		3.55	386	2.51	1.40
	12/31/2004		7.92	395	1.24	1.40
	12/31/2003	(1)	15.79	138	0.00	1.40
Class I	12/31/2005		3.14	130	2.53	1.80
	12/31/2004		7.49	76	0.94	1.80
	12/31/2003	(1)	15.48	83	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Asset Allocation—Moderate Portfolio Subaccount
Class A	12/31/2005		$11.85	$0.07	$0.66	$0.73	$12.58
	12/31/2004		10.77	(0.03)	1.11	1.08	11.85
	12/31/2003		8.74	(0.11)	2.14	2.03	10.77
	12/31/2002	(1)	10.00	(0.06)	(1.20)	(1.26)	8.74
Class B	12/31/2005		11.80	0.05	0.66	0.71	12.51
	12/31/2004		10.75	(0.04)	1.09	1.05	11.80
	12/31/2003		8.73	(0.12)	2.14	2.02	10.75
	12/31/2002	(1)	10.00	(0.08)	(1.19)	(1.27)	8.73
Class C	12/31/2005		11.73	0.03	0.63	0.66	12.39
	12/31/2004		10.70	(0.07)	1.10	1.03	11.73
	12/31/2003		8.71	(0.15)	2.14	1.99	10.70
	12/31/2002	(1)	10.00	(0.07)	(1.22)	(1.29)	8.71
Class D	12/31/2005		11.68	0.01	0.63	0.64	12.32
	12/31/2004		10.67	(0.09)	1.10	1.01	11.68
	12/31/2003		8.70	(0.16)	2.13	1.97	10.67
	12/31/2002	(1)	10.00	(0.06)	(1.24)	(1.30)	8.70
Class E	12/31/2005		137.08	1.65	7.61	9.26	146.34
	12/31/2004		123.87	0.48	12.73	13.21	137.08
	12/31/2003	(1)	100.00	(0.42)	24.29	23.87	123.87
Class F	12/31/2005		12.97	0.07	0.69	0.76	13.73
	12/31/2004		11.82	(0.06)	1.21	1.15	12.97
	12/31/2003	(1)	10.00	(0.09)	1.91	1.82	11.82
Class G	12/31/2005		12.89	0.02	0.67	0.69	13.58
	12/31/2004		11.79	(0.10)	1.20	1.10	12.89
	12/31/2003	(1)	10.00	(0.12)	1.91	1.79	11.79
Class H	12/31/2005		12.94	0.08	0.65	0.73	13.67
	12/31/2004		11.81	(0.06)	1.19	1.13	12.94
	12/31/2003	(1)	10.00	(0.11)	1.92	1.81	11.81
Class I	12/31/2005		12.86	(0.02)	0.69	0.67	13.53
	12/31/2004		11.78	(0.12)	1.20	1.08	12.86
	12/31/2003	(1)	10.00	(0.13)	1.91	1.78	11.78

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Asset Allocation—Moderate Portfolio Subaccount (continued)
Class A	12/31/2005		6.11%	$62,098	1.85%	1.25%
	12/31/2004		10.01	54,162	0.99	1.25
	12/31/2003		23.19	39,758	0.11	1.25
	12/31/2002	(1)	(12.64)	15,155	(1.25)	1.25
Class B	12/31/2005		5.95	263,962	1.83	1.40
	12/31/2004		9.84	251,911	1.01	1.40
	12/31/2003		23.08	205,130	0.11	1.40
	12/31/2002	(1)	(12.73)	76,720	(1.40)	1.40
Class C	12/31/2005		5.69	90,603	1.86	1.65
	12/31/2004		9.57	81,001	0.99	1.65
	12/31/2003		22.74	70,592	0.11	1.65
	12/31/2002	(1)	(18.67)	25,794	(1.65)	1.65
Class D	12/31/2005		5.53	12,000	1.91	1.80
	12/31/2004		9.40	10,036	1.00	1.80
	12/31/2003		22.57	8,585	0.10	1.80
	12/31/2002	(1)	(18.79)	4,229	(1.80)	1.80
Class E	12/31/2005		6.75	1	1.82	0.65
	12/31/2004		10.67	1	1.00	0.65
	12/31/2003	(1)	23.87	1	0.10	0.65
Class F	12/31/2005		5.80	8,902	1.77	1.25
	12/31/2004		9.74	8,781	0.77	1.25
	12/31/2003	(1)	18.10	6,197	0.00	1.25
Class G	12/31/2005		5.38	3,368	1.78	1.65
	12/31/2004		9.30	3,211	0.79	1.65
	12/31/2003	(1)	17.78	2,050	0.00	1.65
Class H	12/31/2005		5.64	3,926	1.97	1.40
	12/31/2004		9.58	2,127	0.89	1.40
	12/31/2003	(1)	17.98	949	0.00	1.40
Class I	12/31/2005		5.22	245	1.61	1.80
	12/31/2004		9.14	220	0.84	1.80
	12/31/2003	(1)	17.67	124	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Asset Allocation—Moderate Growth Portfolio Subaccount
Class A	12/31/2005		$11.90	$(0.01)	$1.03	$1.02	$12.92
	12/31/2004		10.61	(0.05)	1.34	1.29	11.90
	12/31/2003		8.45	(0.10)	2.26	2.16	10.61
	12/31/2002	(1)	10.00	(0.06)	(1.49)	(1.55)	8.45
Class B	12/31/2005		11.85	(0.03)	1.02	0.99	12.84
	12/31/2004		10.58	(0.07)	1.34	1.27	11.85
	12/31/2003		8.44	(0.12)	2.26	2.14	10.58
	12/31/2002	(1)	10.00	(0.06)	(1.50)	(1.56)	8.44
Class C	12/31/2005		11.77	(0.07)	1.03	0.96	12.73
	12/31/2004		10.54	(0.10)	1.33	1.23	11.77
	12/31/2003		8.43	(0.14)	2.25	2.11	10.54
	12/31/2002	(1)	10.00	(0.08)	(1.49)	(1.57)	8.43
Class D	12/31/2005		11.72	(0.08)	1.02	0.94	12.66
	12/31/2004		10.51	(0.12)	1.33	1.21	11.72
	12/31/2003		8.42	(0.15)	2.24	2.09	10.51
	12/31/2002	(1)	10.00	(0.06)	(1.52)	(1.58)	8.42
Class E	12/31/2005		143.46	0.65	12.55	13.20	156.66
	12/31/2004		127.17	0.18	16.11	16.29	143.46
	12/31/2003	(1)	100.00	(0.38)	27.55	27.17	127.17
Class F	12/31/2005		13.53	(0.02)	1.15	1.13	14.66
	12/31/2004		12.11	(0.06)	1.48	1.42	13.53
	12/31/2003	(1)	10.00	(0.10)	2.21	2.11	12.11
Class G	12/31/2005		13.44	(0.08)	1.14	1.06	14.50
	12/31/2004		12.08	(0.11)	1.47	1.36	13.44
	12/31/2003	(1)	10.00	(0.13)	2.21	2.08	12.08
Class H	12/31/2005		13.50	(0.03)	1.13	1.10	14.60
	12/31/2004		12.10	(0.05)	1.45	1.40	13.50
	12/31/2003	(1)	10.00	(0.11)	2.21	2.10	12.10
Class I	12/31/2005		13.41	(0.09)	1.13	1.04	14.45
	12/31/2004		12.06	(0.12)	1.47	1.35	13.41
	12/31/2003	(1)	10.00	(0.14)	2.20	2.06	12.06

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Asset Allocation—Moderate Growth Portfolio Subaccount (continued)
Class A	12/31/2005		8.55%	$77,761	1.13%	1.25%
	12/31/2004		12.13	56,232	0.78	1.25
	12/31/2003		25.46	36,888	0.15	1.25
	12/31/2002	(1)	(15.51)	13,286	(1.25)	1.25
Class B	12/31/2005		8.39	292,932	1.11	1.40
	12/31/2004		11.96	265,311	0.77	1.40
	12/31/2003		25.34	193,693	0.15	1.40
	12/31/2002	(1)	(15.60)	76,325	(1.40)	1.40
Class C	12/31/2005		8.12	76,722	1.08	1.65
	12/31/2004		11.68	71,293	0.75	1.65
	12/31/2003		25.00	56,762	0.15	1.65
	12/31/2002	(1)	(15.74)	20,245	(1.65)	1.65
Class D	12/31/2005		7.96	10,064	1.10	1.80
	12/31/2004		11.51	9,576	0.73	1.80
	12/31/2003		24.83	8,686	0.15	1.80
	12/31/2002	(1)	(15.82)	4,884	(1.80)	1.80
Class E	12/31/2005		9.20	2	1.12	0.65
	12/31/2004		12.81	1	0.75	0.65
	12/31/2003	(1)	27.17	1	0.13	0.65
Class F	12/31/2005		8.35	9,445	1.07	1.25
	12/31/2004		11.75	8,584	0.78	1.25
	12/31/2003	(1)	20.81	5,498	0.00	1.25
Class G	12/31/2005		7.92	3,447	1.07	1.65
	12/31/2004		11.30	3,225	0.75	1.65
	12/31/2003	(1)	20.49	2,268	0.00	1.65
Class H	12/31/2005		8.19	1,574	1.14	1.40
	12/31/2004		11.58	1,046	0.95	1.40
	12/31/2003	(1)	20.69	212	0.00	1.40
Class I	12/31/2005		7.76	853	1.11	1.80
	12/31/2004		11.14	871	0.83	1.80
	12/31/2003	(1)	20.37	237	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Asset Allocation—Growth Portfolio Subaccount
Class A	12/31/2005		$11.80	$(0.09)	$1.37	$1.28	$13.08
	12/31/2004		10.47	(0.04)	1.37	1.33	11.80
	12/31/2003		8.10	(0.10)	2.47	2.37	10.47
	12/31/2002	(1)	10.00	(0.06)	(1.84)	(1.90)	8.10
Class B	12/31/2005		11.75	(0.11)	1.37	1.26	13.01
	12/31/2004		10.44	(0.05)	1.36	1.31	11.75
	12/31/2003		8.09	(0.11)	2.46	2.35	10.44
	12/31/2002	(1)	10.00	(0.07)	(1.84)	(1.91)	8.09
Class C	12/31/2005		11.68	(0.14)	1.35	1.21	12.89
	12/31/2004		10.40	(0.08)	1.36	1.28	11.68
	12/31/2003		8.08	(0.13)	2.45	2.32	10.40
	12/31/2002	(1)	10.00	(0.05)	(1.87)	(1.92)	8.08
Class D	12/31/2005		11.63	(0.16)	1.35	1.19	12.82
	12/31/2004		10.37	(0.11)	1.37	1.26	11.63
	12/31/2003		8.07	(0.15)	2.45	2.30	10.37
	12/31/2002	(1)	10.00	(0.04)	(1.89)	(1.93)	8.07
Class E	12/31/2005		150.46	(0.33)	17.65	17.32	167.78
	12/31/2004		132.63	0.37	17.46	17.83	150.46
	12/31/2003	(1)	100.00	(0.37)	33.00	32.63	132.63
Class F	12/31/2005		14.07	(0.13)	1.61	1.48	15.55
	12/31/2004		12.51	(0.04)	1.60	1.56	14.07
	12/31/2003	(1)	10.00	(0.10)	2.61	2.51	12.51
Class G	12/31/2005		13.97	(0.18)	1.60	1.42	15.39
	12/31/2004		12.47	(0.10)	1.60	1.50	13.97
	12/31/2003	(1)	10.00	(0.13)	2.60	2.47	12.47
Class H	12/31/2005		14.03	(0.14)	1.60	1.46	15.49
	12/31/2004		12.49	(0.07)	1.61	1.54	14.03
	12/31/2003	(1)	10.00	(0.11)	2.60	2.49	12.49
Class I	12/31/2005		13.94	(0.20)	1.58	1.38	15.32
	12/31/2004		12.46	(0.09)	1.57	1.48	13.94
	12/31/2003	(1)	10.00	(0.14)	2.60	2.46	12.46

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Asset Allocation—Growth Portfolio Subaccount (continued)
Class A	12/31/2005		10.85%	$30,951	0.47%	1.25%
	12/31/2004		12.76	23,499	0.86	1.25
	12/31/2003		29.05	17,607	0.15	1.25
	12/31/2002	(1)	(18.98)	3,371	(1.25)	1.25
Class B	12/31/2005		10.68	160,383	0.46	1.40
	12/31/2004		12.59	143,172	0.91	1.40
	12/31/2003		28.92	95,249	0.16	1.40
	12/31/2002	(1)	(19.07)	25,467	(1.40)	1.40
Class C	12/31/2005		10.41	49,482	0.46	1.65
	12/31/2004		12.31	42,834	0.89	1.65
	12/31/2003		28.57	34,010	0.16	1.65
	12/31/2002	(1)	(19.20)	9,225	(1.65)	1.65
Class D	12/31/2005		10.24	2,122	0.43	1.80
	12/31/2004		12.14	2,031	0.75	1.80
	12/31/2003		28.39	3,062	0.14	1.80
	12/31/2002	(1)	(19.28)	1,050	(1.80)	1.80
Class E	12/31/2005		11.51	2	0.47	0.65
	12/31/2004		13.44	2	0.87	0.65
	12/31/2003	(1)	32.63	1	0.15	0.65
Class F	12/31/2005		10.54	4,547	0.37	1.25
	12/31/2004		12.49	3,835	0.90	1.25
	12/31/2003	(1)	24.93	1,876	0.00	1.25
Class G	12/31/2005		10.10	1,441	0.38	1.65
	12/31/2004		12.03	1,343	0.84	1.65
	12/31/2003	(1)	24.59	922	0.00	1.65
Class H	12/31/2005		10.37	1,612	0.39	1.40
	12/31/2004		12.32	1,324	0.86	1.40
	12/31/2003	(1)	24.80	779	0.00	1.40
Class I	12/31/2005		9.93	161	0.39	1.80
	12/31/2004		11.87	135	1.09	1.80
	12/31/2003	(1)	24.47	68	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL PIMCO Total Return Subaccount
Class A	12/31/2005		$11.26	$0.07	$0.05	$0.12	$11.38
	12/31/2004		10.91	0.12	0.23	0.35	11.26
	12/31/2003		10.53	0.00	0.38	0.38	10.91
	12/31/2002	(1)	10.00	(0.08)	0.61	0.53	10.53
Class B	12/31/2005		11.21	0.04	0.07	0.11	11.32
	12/31/2004		10.88	0.15	0.18	0.33	11.21
	12/31/2003		10.52	(0.02)	0.38	0.36	10.88
	12/31/2002	(1)	10.00	(0.09)	0.61	0.52	10.52
Class C	12/31/2005		11.14	0.02	0.05	0.07	11.21
	12/31/2004		10.84	0.11	0.19	0.30	11.14
	12/31/2003		10.50	(0.04)	0.38	0.34	10.84
	12/31/2002	(1)	10.00	(0.09)	0.59	0.50	10.50
Class D	12/31/2005		11.09	(0.01)	0.07	0.06	11.15
	12/31/2004		10.81	0.10	0.18	0.28	11.09
	12/31/2003		10.49	(0.06)	0.38	0.32	10.81
	12/31/2002	(1)	10.00	(0.07)	0.56	0.49	10.49
Class E	12/31/2005		106.89	1.22	0.56	1.78	108.67
	12/31/2004		103.06	2.26	1.57	3.83	106.89
	12/31/2003	(1)	100.00	0.70	2.36	3.06	103.06
Class F	12/31/2005		10.42	0.04	0.04	0.08	10.50
	12/31/2004		10.13	0.17	0.12	0.29	10.42
	12/31/2003	(1)	10.00	(0.03)	0.16	0.13	10.13
Class G	12/31/2005		10.36	0.06	(0.03)	0.03	10.39
	12/31/2004		10.10	0.04	0.22	0.26	10.36
	12/31/2003	(1)	10.00	(0.05)	0.15	0.10	10.10
Class H	12/31/2005		10.40	0.00	0.06	0.06	10.46
	12/31/2004		10.12	0.12	0.16	0.28	10.40
	12/31/2003	(1)	10.00	(0.02)	0.14	0.12	10.12
Class I	12/31/2005		10.33	0.00	0.02	0.02	10.35
	12/31/2004		10.09	0.08	0.16	0.24	10.33
	12/31/2003	(1)	10.00	(0.06)	0.15	0.09	10.09

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL PIMCO Total Return Subaccount (continued)
Class A	12/31/2005		1.06%	$10,742	1.82%	1.25%
	12/31/2004		3.19	10,198	2.36	1.25
	12/31/2003		3.50	11,622	1.26	1.25
	12/31/2002	(1)	5.31	10,941	(1.25)	1.25
Class B	12/31/2005		0.91	31,554	1.79	1.40
	12/31/2004		3.04	33,601	2.75	1.40
	12/31/2003		3.40	38,788	1.20	1.40
	12/31/2002	(1)	5.21	33,901	(1.40)	1.40
Class C	12/31/2005		0.66	8,313	1.79	1.65
	12/31/2004		2.78	9,290	2.66	1.65
	12/31/2003		3.11	9,364	1.26	1.65
	12/31/2002	(1)	5.03	6,381	(1.65)	1.65
Class D	12/31/2005		0.51	875	1.74	1.80
	12/31/2004		2.63	1,109	2.69	1.80
	12/31/2003		2.97	1,246	1.19	1.80
	12/31/2002	(1)	4.92	885	(1.80)	1.80
Class E	12/31/2005		1.67	1	1.81	0.65
	12/31/2004		3.72	1	2.85	0.65
	12/31/2003	(1)	3.06	1	1.17	0.65
Class F	12/31/2005		0.77	941	1.67	1.25
	12/31/2004		2.92	1,057	2.89	1.25
	12/31/2003	(1)	1.20	543	0.55	1.25
Class G	12/31/2005		0.37	149	2.25	1.65
	12/31/2004		2.51	88	2.08	1.65
	12/31/2003	(1)	0.93	70	0.58	1.65
Class H	12/31/2005		0.62	109	1.43	1.40
	12/31/2004		2.76	177	2.62	1.40
	12/31/2003	(1)	1.10	173	0.72	1.40
Class I	12/31/2005		0.22	11	1.81	1.80
	12/31/2004		2.35	32	2.61	1.80
	12/31/2003	(1)	0.83	30	0.56	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Balanced Subaccount
Class A	12/31/2005		$11.62	$0.03	$0.74	$0.77	$12.39
	12/31/2004		10.59	(0.01)	1.04	1.03	11.62
	12/31/2003		9.41	(0.10)	1.28	1.18	10.59
	12/31/2002	(1)	10.00	(0.07)	(0.52)	(0.59)	9.41
Class B	12/31/2005		11.57	0.00	0.75	0.75	12.32
	12/31/2004		10.56	(0.01)	1.02	1.01	11.57
	12/31/2003		9.40	(0.12)	1.28	1.16	10.56
	12/31/2002	(1)	10.00	(0.08)	(0.52)	(0.60)	9.40
Class C	12/31/2005		11.50	(0.04)	0.75	0.71	12.21
	12/31/2004		10.51	(0.03)	1.02	0.99	11.50
	12/31/2003		9.39	(0.14)	1.26	1.12	10.51
	12/31/2002	(1)	10.00	(0.07)	(0.54)	(0.61)	9.39
Class D	12/31/2005		11.45	(0.05)	0.74	0.69	12.14
	12/31/2004		10.49	(0.08)	1.04	0.96	11.45
	12/31/2003		9.38	(0.15)	1.26	1.11	10.49
	12/31/2002	(1)	10.00	(0.08)	(0.54)	(0.62)	9.38
Class E	12/31/2005		125.46	0.94	8.17	9.11	134.57
	12/31/2004		113.61	0.68	11.17	11.85	125.46
	12/31/2003	(1)	100.00	(0.34)	13.95	13.61	113.61
Class F	12/31/2005		12.05	0.00	0.77	0.77	12.82
	12/31/2004		11.00	(0.05)	1.10	1.05	12.05
	12/31/2003	(1)	10.00	(0.09)	1.09	1.00	11.00
Class G	12/31/2005		11.96	(0.01)	0.74	0.73	12.69
	12/31/2004		10.97	(0.10)	1.09	0.99	11.96
	12/31/2003	(1)	10.00	(0.11)	1.08	0.97	10.97
Class H	12/31/2005		12.01	0.00	0.76	0.76	12.77
	12/31/2004		10.99	(0.06)	1.08	1.02	12.01
	12/31/2003	(1)	10.00	(0.09)	1.08	0.99	10.99
Class I	12/31/2005		11.93	(0.06)	0.77	0.71	12.64
	12/31/2004		10.96	(0.09)	1.06	0.97	11.93
	12/31/2003	(1)	10.00	(0.12)	1.08	0.96	10.96

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Balanced Subaccount (continued)
Class A	12/31/2005		6.63%	$3,713	1.54%	1.25%
	12/31/2004		9.77	3,095	1.15	1.25
	12/31/2003		12.37	2,846	0.18	1.25
	12/31/2002	(1)	(5.89)	4,092	(1.25)	1.25
Class B	12/31/2005		6.47	12,252	1.37	1.40
	12/31/2004		9.61	13,591	1.27	1.40
	12/31/2003		12.26	12,868	0.18	1.40
	12/31/2002	(1)	(5.99)	11,491	(1.40)	1.40
Class C	12/31/2005		6.20	3,344	1.34	1.65
	12/31/2004		9.33	3,833	1.40	1.65
	12/31/2003		11.95	3,368	0.18	1.65
	12/31/2002	(1)	(6.15)	2,842	(1.65)	1.65
Class D	12/31/2005		6.04	277	1.38	1.80
	12/31/2004		9.17	342	1.09	1.80
	12/31/2003		11.80	404	0.21	1.80
	12/31/2002	(1)	(6.24)	488	(1.80)	1.80
Class E	12/31/2005		7.27	1	1.35	0.65
	12/31/2004		10.43	1	1.23	0.65
	12/31/2003	(1)	13.61	1	0.17	0.65
Class F	12/31/2005		6.45	238	1.22	1.25
	12/31/2004		9.50	247	0.84	1.25
	12/31/2003	(1)	10.01	350	0.02	1.25
Class G	12/31/2005		6.03	31	1.54	1.65
	12/31/2004		9.06	41	0.73	1.65
	12/31/2003	(1)	9.72	46	0.04	1.65
Class H	12/31/2005		6.29	50	1.36	1.40
	12/31/2004		9.33	63	0.89	1.40
	12/31/2003	(1)	9.90	25	0.03	1.40
Class I	12/31/2005		5.87	28	1.27	1.80
	12/31/2004		8.89	26	0.99	1.80
	12/31/2003	(1)	9.61	24	0.03	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Convertible Securities Subaccount
Class A	12/31/2005		$12.62	$0.19	$0.13	$0.32	$12.94
	12/31/2004		11.29	0.47	0.86	1.33	12.62
	12/31/2003		9.24	(0.11)	2.16	2.05	11.29
	12/31/2002	(1)	10.00	(0.07)	(0.69)	(0.76)	9.24
Class B	12/31/2005		12.56	0.10	0.21	0.31	12.87
	12/31/2004		11.26	0.54	0.76	1.30	12.56
	12/31/2003		9.23	(0.13)	2.16	2.03	11.26
	12/31/2002	(1)	10.00	(0.07)	(0.70)	(0.77)	9.23
Class C	12/31/2005		12.48	0.08	0.19	0.27	12.75
	12/31/2004		11.21	0.49	0.78	1.27	12.48
	12/31/2003		9.22	(0.15)	2.14	1.99	11.21
	12/31/2002	(1)	10.00	(0.08)	(0.70)	(0.78)	9.22
Class D	12/31/2005		12.43	0.03	0.22	0.25	12.68
	12/31/2004		11.18	0.43	0.82	1.25	12.43
	12/31/2003		9.21	(0.17)	2.14	1.97	11.18
	12/31/2002	(1)	10.00	(0.11)	(0.68)	(0.79)	9.21
Class E	12/31/2005		135.64	2.13	2.22	4.35	139.99
	12/31/2004		120.63	6.17	8.84	15.01	135.64
	12/31/2003	(1)	100.00	(0.38)	21.01	20.63	120.63
Class F	12/31/2005		12.91	0.15	0.14	0.29	13.20
	12/31/2004		11.57	0.54	0.80	1.34	12.91
	12/31/2003	(1)	10.00	(0.09)	1.66	1.57	11.57
Class G	12/31/2005		12.83	0.13	0.10	0.23	13.06
	12/31/2004		11.54	0.20	1.09	1.29	12.83
	12/31/2003	(1)	10.00	(0.11)	1.65	1.54	11.54
Class H	12/31/2005		12.88	0.03	0.24	0.27	13.15
	12/31/2004		11.56	0.44	0.88	1.32	12.88
	12/31/2003	(1)	10.00	(0.10)	1.66	1.56	11.56
Class I	12/31/2005		12.79	0.04	0.18	0.22	13.01
	12/31/2004		11.53	0.44	0.82	1.26	12.79
	12/31/2003	(1)	10.00	(0.13)	1.66	1.53	11.53

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Convertible Securities Subaccount (continued)
Class A	12/31/2005		2.60%	$2,009	2.82%	1.25%
	12/31/2004		11.77	1,560	5.30	1.25
	12/31/2003		22.00	1,477	0.15	1.25
	12/31/2002	(1)	(7.58)	505	(1.25)	1.25
Class B	12/31/2005		2.44	12,148	2.20	1.40
	12/31/2004		11.60	13,646	6.05	1.40
	12/31/2003		21.89	9,833	0.16	1.40
	12/31/2002	(1)	(7.67)	1,911	(1.40)	1.40
Class C	12/31/2005		2.19	3,738	2.30	1.65
	12/31/2004		11.32	3,689	5.94	1.65
	12/31/2003		21.55	2,353	0.15	1.65
	12/31/2002	(1)	(7.83)	601	(1.65)	1.65
Class D	12/31/2005		2.03	104	2.02	1.80
	12/31/2004		11.15	113	5.60	1.80
	12/31/2003		21.39	105	0.16	1.80
	12/31/2002	(1)	(7.92)	42	(1.80)	1.80
Class E	12/31/2005		3.21	1	2.20	0.65
	12/31/2004		12.44	1	5.58	0.65
	12/31/2003	(1)	20.63	1	0.13	0.65
Class F	12/31/2005		2.26	798	2.46	1.25
	12/31/2004		11.59	590	5.79	1.25
	12/31/2003	(1)	15.60	305	0.03	1.25
Class G	12/31/2005		1.85	62	2.70	1.65
	12/31/2004		11.14	56	3.34	1.65
	12/31/2003	(1)	15.29	26	0.06	1.65
Class H	12/31/2005		2.11	79	1.64	1.40
	12/31/2004		11.42	130	5.10	1.40
	12/31/2003	(1)	15.48	140	0.05	1.40
Class I	12/31/2005		1.70	26	2.12	1.80
	12/31/2004		10.97	26	5.50	1.80
	12/31/2003	(1)	15.18	23	0.05	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Equity Subaccount
Class A	12/31/2005		$12.61	$(0.11)	$2.02	$1.91	$14.52
	12/31/2004		11.03	(0.14)	1.72	1.58	12.61
	12/31/2003		8.51	(0.12)	2.64	2.52	11.03
	12/31/2002	(1)	10.00	(0.07)	(1.42)	(1.49)	8.51
Class B	12/31/2005		12.56	(0.13)	2.01	1.88	14.44
	12/31/2004		11.00	(0.16)	1.72	1.56	12.56
	12/31/2003		8.50	(0.14)	2.64	2.50	11.00
	12/31/2002	(1)	10.00	(0.08)	(1.42)	(1.50)	8.50
Class C	12/31/2005		12.48	(0.17)	2.00	1.83	14.31
	12/31/2004		10.96	(0.19)	1.71	1.52	12.48
	12/31/2003		8.49	(0.16)	2.63	2.47	10.96
	12/31/2002	(1)	10.00	(0.08)	(1.43)	(1.51)	8.49
Class D	12/31/2005		12.43	(0.19)	1.99	1.80	14.23
	12/31/2004		10.93	(0.20)	1.70	1.50	12.43
	12/31/2003		8.48	(0.17)	2.62	2.45	10.93
	12/31/2002	(1)	10.00	(0.07)	(1.45)	(1.52)	8.48
Class E	12/31/2005		147.40	(0.45)	23.72	23.27	170.67
	12/31/2004		128.02	(0.82)	20.20	19.38	147.40
	12/31/2003	(1)	100.00	(0.53)	28.55	28.02	128.02
Class F	12/31/2005		13.88	(0.14)	2.19	2.05	15.93
	12/31/2004		12.15	(0.16)	1.89	1.73	13.88
	12/31/2003	(1)	10.00	(0.10)	2.25	2.15	12.15
Class G	12/31/2005		13.78	(0.19)	2.18	1.99	15.77
	12/31/2004		12.12	(0.21)	1.87	1.66	13.78
	12/31/2003	(1)	10.00	(0.12)	2.24	2.12	12.12
Class H	12/31/2005		13.84	(0.16)	2.19	2.03	15.87
	12/31/2004		12.14	(0.18)	1.88	1.70	13.84
	12/31/2003	(1)	10.00	(0.11)	2.25	2.14	12.14
Class I	12/31/2005		13.75	(0.21)	2.16	1.95	15.70
	12/31/2004		12.11	(0.22)	1.86	1.64	13.75
	12/31/2003	(1)	10.00	(0.13)	2.24	2.11	12.11

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Equity Subaccount (continued)
Class A	12/31/2005		15.09%	$56,359	0.36%	1.25%
	12/31/2004		14.37	49,768	0.00	1.25
	12/31/2003		29.46	14,074	0.00	1.25
	12/31/2002	(1)	(14.90)	8,338	(1.25)	1.25
Class B	12/31/2005		14.92	197,394	0.35	1.40
	12/31/2004		14.19	214,696	0.00	1.40
	12/31/2003		29.34	31,123	0.00	1.40
	12/31/2002	(1)	(14.98)	14,462	(1.40)	1.40
Class C	12/31/2005		14.64	18,985	0.34	1.65
	12/31/2004		13.91	20,056	0.00	1.65
	12/31/2003		28.99	9,974	0.00	1.65
	12/31/2002	(1)	(15.13)	3,956	(1.65)	1.65
Class D	12/31/2005		14.46	2,672	0.34	1.80
	12/31/2004		13.74	1,911	0.00	1.80
	12/31/2003		28.81	472	0.00	1.80
	12/31/2002	(1)	(15.21)	254	(1.80)	1.80
Class E	12/31/2005		15.78	2	0.37	0.65
	12/31/2004		15.14	1	0.00	0.65
	12/31/2003	(1)	28.02	1	0.00	0.65
Class F	12/31/2005		14.84	1,431	0.29	1.25
	12/31/2004		14.18	1,294	0.00	1.25
	12/31/2003	(1)	21.28	657	0.00	1.25
Class G	12/31/2005		14.38	526	0.30	1.65
	12/31/2004		13.72	411	0.00	1.65
	12/31/2003	(1)	20.96	205	0.00	1.65
Class H	12/31/2005		14.67	388	0.25	1.40
	12/31/2004		14.01	437	0.00	1.40
	12/31/2003	(1)	21.16	79	0.00	1.40
Class I	12/31/2005		14.21	40	0.30	1.80
	12/31/2004		13.55	33	0.00	1.80
	12/31/2003	(1)	20.84	24	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/2005		$11.79	$(0.15)	$1.89	$1.74	$13.53
	12/31/2004		10.23	(0.14)	1.70	1.56	11.79
	12/31/2003		7.90	(0.11)	2.44	2.33	10.23
	12/31/2002	(1)	10.00	(0.06)	(2.04)	(2.10)	7.90
Class B	12/31/2005		11.74	(0.17)	1.88	1.71	13.45
	12/31/2004		10.21	(0.15)	1.68	1.53	11.74
	12/31/2003		7.89	(0.13)	2.45	2.32	10.21
	12/31/2002	(1)	10.00	(0.07)	(2.04)	(2.11)	7.89
Class C	12/31/2005		11.66	(0.19)	1.86	1.67	13.33
	12/31/2004		10.16	(0.18)	1.68	1.50	11.66
	12/31/2003		7.88	(0.15)	2.43	2.28	10.16
	12/31/2002	(1)	10.00	(0.06)	(2.06)	(2.12)	7.88
Class D	12/31/2005		11.61	(0.21)	1.86	1.65	13.26
	12/31/2004		10.14	(0.19)	1.66	1.47	11.61
	12/31/2003		7.87	(0.16)	2.43	2.27	10.14
	12/31/2002	(1)	10.00	(0.07)	(2.06)	(2.13)	7.87
Class E	12/31/2005		156.05	(1.07)	25.11	24.04	180.09
	12/31/2004		134.68	(0.95)	22.32	21.37	156.05
	12/31/2003	(1)	100.00	(0.54)	35.22	34.68	134.68
Class F	12/31/2005		14.50	(0.18)	2.28	2.10	16.60
	12/31/2004		12.60	(0.17)	2.07	1.90	14.50
	12/31/2003	(1)	10.00	(0.10)	2.70	2.60	12.60
Class G	12/31/2005		14.40	(0.24)	2.26	2.02	16.42
	12/31/2004		12.57	(0.22)	2.05	1.83	14.40
	12/31/2003	(1)	10.00	(0.13)	2.70	2.57	12.57
Class H	12/31/2005		14.46	(0.20)	2.27	2.07	16.53
	12/31/2004		12.59	(0.19)	2.06	1.87	14.46
	12/31/2003	(1)	10.00	(0.11)	2.70	2.59	12.59
Class I	12/31/2005		14.36	(0.26)	2.26	2.00	16.36
	12/31/2004		12.55	(0.24)	2.05	1.81	14.36
	12/31/2003	(1)	10.00	(0.14)	2.69	2.55	12.55

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Growth Opportunities Subaccount (continued)
Class A	12/31/2005		14.79%	$14,892	0.00%	1.25%
	12/31/2004		15.18	11,978	0.00	1.25
	12/31/2003		29.45	5,884	0.00	1.25
	12/31/2002	(1)	(21.03)	371	(1.25)	1.25
Class B	12/31/2005		14.62	54,633	0.00	1.40
	12/31/2004		15.00	56,713	0.00	1.40
	12/31/2003		29.33	14,274	0.00	1.40
	12/31/2002	(1)	(21.11)	2,701	(1.40)	1.40
Class C	12/31/2005		14.33	8,826	0.00	1.65
	12/31/2004		14.71	8,031	0.00	1.65
	12/31/2003		28.97	3,353	0.00	1.65
	12/31/2002	(1)	(21.24)	738	(1.65)	1.65
Class D	12/31/2005		14.16	747	0.00	1.80
	12/31/2004		14.54	654	0.00	1.80
	12/31/2003		28.80	230	0.00	1.80
	12/31/2002	(1)	(21.32)	92	(1.80)	1.80
Class E	12/31/2005		15.41	2	0.00	0.65
	12/31/2004		15.87	2	0.00	0.65
	12/31/2003	(1)	34.68	1	0.00	0.65
Class F	12/31/2005		14.49	1,049	0.00	1.25
	12/31/2004		15.06	801	0.00	1.25
	12/31/2003	(1)	25.36	366	0.00	1.25
Class G	12/31/2005		14.04	407	0.00	1.65
	12/31/2004		14.60	343	0.00	1.65
	12/31/2003	(1)	25.03	55	0.00	1.65
Class H	12/31/2005		14.32	112	0.00	1.40
	12/31/2004		14.88	196	0.00	1.40
	12/31/2003	(1)	25.24	30	0.00	1.40
Class I	12/31/2005		13.87	74	0.00	1.80
	12/31/2004		14.42	37	0.00	1.80
	12/31/2003	(1)	24.90	25	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Capital Guardian Value Subaccount
Class A	12/31/2005		$12.09	$(0.04)	$0.81	$0.77	$12.86
	12/31/2004		10.49	(0.01)	1.61	1.60	12.09
	12/31/2003		7.89	(0.04)	2.64	2.60	10.49
	12/31/2002	(1)	10.00	0.26	(2.37)	(2.11)	7.89
Class B	12/31/2005		12.04	(0.05)	0.80	0.75	12.79
	12/31/2004		10.46	(0.04)	1.62	1.58	12.04
	12/31/2003		7.88	(0.05)	2.63	2.58	10.46
	12/31/2002	(1)	10.00	0.14	(2.26)	(2.12)	7.88
Class C	12/31/2005		11.96	(0.09)	0.80	0.71	12.67
	12/31/2004		10.42	(0.06)	1.60	1.54	11.96
	12/31/2003		7.87	(0.07)	2.62	2.55	10.42
	12/31/2002	(1)	10.00	(0.01)	(2.12)	(2.13)	7.87
Class D	12/31/2005		11.91	(0.10)	0.79	0.69	12.60
	12/31/2004		10.39	(0.08)	1.60	1.52	11.91
	12/31/2003		7.86	(0.08)	2.61	2.53	10.39
	12/31/2002	(1)	10.00	0.13	(2.27)	(2.14)	7.86
Class E	12/31/2005		160.20	0.46	10.78	11.24	171.44
	12/31/2004		138.17	0.53	21.50	22.03	160.20
	12/31/2003	(1)	100.00	0.38	37.79	38.17	138.17
Class F	12/31/2005		14.74	(0.09)	1.00	0.91	15.65
	12/31/2004		12.82	(0.06)	1.98	1.92	14.74
	12/31/2003	(1)	10.00	(0.09)	2.91	2.82	12.82
Class G	12/31/2005		14.64	(0.10)	0.94	0.84	15.48
	12/31/2004		12.79	(0.11)	1.96	1.85	14.64
	12/31/2003	(1)	10.00	(0.12)	2.91	2.79	12.79
Class H	12/31/2005		14.70	(0.12)	1.00	0.88	15.58
	12/31/2004		12.81	(0.09)	1.98	1.89	14.70
	12/31/2003	(1)	10.00	(0.10)	2.91	2.81	12.81
Class I	12/31/2005		14.60	(0.14)	0.96	0.82	15.42
	12/31/2004		12.77	(0.13)	1.96	1.83	14.60
	12/31/2003	(1)	10.00	(0.13)	2.90	2.77	12.77

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Capital Guardian Value Subaccount (continued)
Class A	12/31/2005		6.38%	$14,932	0.90%	1.25%
	12/31/2004		15.25	14,552	1.11	1.25
	12/31/2003		32.78	8,093	0.82	1.25
	12/31/2002	(1)	(21.09)	2,892	5.01	1.25
Class B	12/31/2005		6.22	32,197	0.95	1.40
	12/31/2004		15.08	29,885	1.06	1.40
	12/31/2003		32.65	17,787	0.84	1.40
	12/31/2002	(1)	(21.17)	5,802	3.74	1.40
Class C	12/31/2005		5.95	10,943	0.93	1.65
	12/31/2004		14.79	11,858	1.06	1.65
	12/31/2003		32.28	8,419	0.84	1.65
	12/31/2002	(1)	(21.30)	2,865	(0.28)	1.65
Class D	12/31/2005		5.79	1,439	0.96	1.80
	12/31/2004		14.62	1,459	1.10	1.80
	12/31/2003		32.11	1,014	0.83	1.80
	12/31/2002	(1)	(21.38)	575	3.34	1.80
Class E	12/31/2005		7.01	2	0.95	0.65
	12/31/2004		15.95	2	1.05	0.65
	12/31/2003	(1)	38.17	1	0.76	0.65
Class F	12/31/2005		6.17	427	0.65	1.25
	12/31/2004		14.94	985	0.80	1.25
	12/31/2003	(1)	28.50	496	0.04	1.25
Class G	12/31/2005		5.75	144	0.95	1.65
	12/31/2004		14.48	149	0.84	1.65
	12/31/2003	(1)	28.16	61	0.06	1.65
Class H	12/31/2005		6.01	21	0.59	1.40
	12/31/2004		14.76	86	0.71	1.40
	12/31/2003	(1)	28.38	90	0.08	1.40
Class I	12/31/2005		5.59	31	0.82	1.80
	12/31/2004		14.30	32	0.80	1.80
	12/31/2003	(1)	28.03	28	0.06	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Small/Mid Cap Value Subaccount
Class A	12/31/2005		$10.99	$(0.09)	$1.42	$1.33	$12.32
	12/31/2004	(1)	10.00	(0.03)	1.02	0.99	10.99
Class B	12/31/2005		11.41	(0.11)	1.48	1.37	12.78
	12/31/2004	(1)	10.00	(0.10)	1.51	1.41	11.41
Class C	12/31/2005		10.98	(0.14)	1.42	1.28	12.26
	12/31/2004	(1)	10.00	(0.04)	1.02	0.98	10.98
Class D	12/31/2005		10.97	(0.16)	1.43	1.27	12.24
	12/31/2004	(1)	10.00	(0.05)	1.02	0.97	10.97
Class E	12/31/2005		114.66	(0.27)	14.98	14.71	129.37
	12/31/2004	(1)	100.00	(0.44)	15.10	14.66	114.66
Class F	12/31/2005		11.41	(0.09)	1.44	1.35	12.76
	12/31/2004	(1)	10.00	(0.09)	1.50	1.41	11.41
Class G	12/31/2005		11.38	(0.14)	1.43	1.29	12.67
	12/31/2004	(1)	10.00	(0.11)	1.49	1.38	11.38
Class H	12/31/2005		11.40	(0.10)	1.43	1.33	12.73
	12/31/2004	(1)	10.00	(0.10)	1.50	1.40	11.40
Class I	12/31/2005		11.37	(0.16)	1.43	1.27	12.64
	12/31/2004	(1)	10.00	(0.12)	1.49	1.37	11.37

WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/2005		10.83	0.23	(0.13)	0.10	10.93
	12/31/2004		10.61	0.24	(0.02)	0.22	10.83
	12/31/2003		10.44	0.09	0.08	0.17	10.61
	12/31/2002	(1)	10.00	0.11	0.33	0.44	10.44
Class B	12/31/2005		10.78	0.27	(0.18)	0.09	10.87
	12/31/2004		10.59	0.25	(0.06)	0.19	10.78
	12/31/2003		10.43	0.06	0.10	0.16	10.59
	12/31/2002	(1)	10.00	0.12	0.31	0.43	10.43
Class C	12/31/2005		10.71	0.23	(0.17)	0.06	10.77
	12/31/2004		10.54	0.21	(0.04)	0.17	10.71
	12/31/2003		10.41	0.06	0.07	0.13	10.54
	12/31/2002	(1)	10.00	0.04	0.37	0.41	10.41
Class D	12/31/2005		10.67	0.18	(0.14)	0.04	10.71
	12/31/2004		10.52	0.16	(0.01)	0.15	10.67
	12/31/2003		10.40	0.10	0.02	0.12	10.52
	12/31/2002	(1)	10.00	0.01	0.39	0.40	10.40
Class E	12/31/2005		104.25	3.46	(2.03)	1.43	105.68
	12/31/2004		101.71	3.10	(0.56)	2.54	104.25
	12/31/2003	(1)	100.00	1.55	0.16	1.71	101.71
Class F	12/31/2005		10.15	0.41	(0.34)	0.07	10.22
	12/31/2004		9.98	0.22	(0.05)	0.17	10.15
	12/31/2003	(1)	10.00	(0.06)	0.04	(0.02)	9.98
Class G	12/31/2005		10.08	0.40	(0.37)	0.03	10.11
	12/31/2004		9.96	0.13	(0.01)	0.12	10.08
	12/31/2003	(1)	10.00	(0.10)	0.06	(0.04)	9.96
Class H	12/31/2005		10.12	0.24	(0.18)	0.06	10.18
	12/31/2004		9.97	0.20	(0.05)	0.15	10.12
	12/31/2003	(1)	10.00	(0.08)	0.05	(0.03)	9.97
Class I	12/31/2005		10.05	0.27	(0.25)	0.02	10.07
	12/31/2004		9.95	0.16	(0.06)	0.10	10.05
	12/31/2003	(1)	10.00	(0.10)	0.05	(0.05)	9.95

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Small/Mid Cap Value Subaccount (continued)
Class A	12/31/2005		12.15%	$8,641	0.45%	1.25%
	12/31/2004	(1)	9.87	404	0.00	1.25
Class B	12/31/2005		11.99	14,365	0.45	1.40
	12/31/2004	(1)	14.09	3,863	0.00	1.40
Class C	12/31/2005		11.71	6,219	0.44	1.65
	12/31/2004	(1)	9.76	1,721	0.00	1.65
Class D	12/31/2005		11.54	378	0.41	1.80
	12/31/2004	(1)	9.72	22	0.00	1.80
Class E	12/31/2005		12.83	32	0.42	0.65
	12/31/2004	(1)	14.66	29	0.00	0.65
Class F	12/31/2005		11.86	132	0.53	1.25
	12/31/2004	(1)	14.07	52	0.00	1.25
Class G	12/31/2005		11.41	107	0.52	1.65
	12/31/2004	(1)	13.77	41	0.00	1.65
Class H	12/31/2005		11.69	96	0.55	1.40
	12/31/2004	(1)	13.96	33	0.00	1.40
Class I	12/31/2005		11.25	40	0.43	1.80
	12/31/2004	(1)	34.41	28	0.00	1.80

WRL Transamerica U.S. Government Securities Subaccount (continued)
Class A	12/31/2005		0.96	1,234	3.37	1.25
	12/31/2004		2.01	1,443	3.51	1.25
	12/31/2003		1.57	1,813	2.07	1.25
	12/31/2002	(1)	4.40	1,796	2.22	1.25
Class B	12/31/2005		0.81	5,760	3.94	1.40
	12/31/2004		1.86	6,268	3.80	1.40
	12/31/2003		1.47	8,841	1.99	1.40
	12/31/2002	(1)	4.30	11,384	1.92	1.40
Class C	12/31/2005		0.56	2,529	3.74	1.65
	12/31/2004		1.60	2,933	3.60	1.65
	12/31/2003		1.19	3,424	2.21	1.65
	12/31/2002	(1)	4.12	2,381	0.75	1.65
Class D	12/31/2005		0.41	244	3.48	1.80
	12/31/2004		1.45	339	3.37	1.80
	12/31/2003		1.05	530	2.72	1.80
	12/31/2002	(1)	4.02	309	0.31	1.80
Class E	12/31/2005		1.38	1	3.99	0.65
	12/31/2004		2.50	1	3.70	0.65
	12/31/2003	(1)	1.71	1	2.02	0.65
Class F	12/31/2005		0.72	254	5.27	1.25
	12/31/2004		1.62	86	3.50	1.25
	12/31/2003	(1)	(0.23)	165	0.23	1.25
Class G	12/31/2005		0.32	111	5.60	1.65
	12/31/2004		1.21	35	2.96	1.65
	12/31/2003	(1)	(0.50)	55	0.10	1.65
Class H	12/31/2005		0.57	81	3.71	1.40
	12/31/2004		1.47	53	3.40	1.40
	12/31/2003	(1)	(0.33)	55	0.12	1.40
Class I	12/31/2005		0.17	26	4.50	1.80
	12/31/2004		1.06	25	3.41	1.80
	12/31/2003	(1)	(0.60)	24	0.18	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL J.P. Morgan Enhanced Index Subaccount
Class A	12/31/2005		$11.30	$(0.02)	$0.27	$0.25	$11.55
	12/31/2004		10.31	(0.07)	1.06	0.99	11.30
	12/31/2003		8.10	(0.07)	2.28	2.21	10.31
	12/31/2002	(1)	10.00	(0.03)	(1.87)	(1.90)	8.10
Class B	12/31/2005		11.26	(0.02)	0.24	0.22	11.48
	12/31/2004		10.28	(0.07)	1.05	0.98	11.26
	12/31/2003		8.09	(0.08)	2.27	2.19	10.28
	12/31/2002	(1)	10.00	(0.04)	(1.87)	(1.91)	8.09
Class C	12/31/2005		11.18	(0.04)	0.24	0.20	11.38
	12/31/2004		10.24	(0.10)	1.04	0.94	11.18
	12/31/2003		8.07	(0.10)	2.27	2.17	10.24
	12/31/2002	(1)	10.00	(0.05)	(1.88)	(1.93)	8.07
Class D	12/31/2005		11.14	(0.13)	0.31	0.18	11.32
	12/31/2004		10.21	(0.13)	1.06	0.93	11.14
	12/31/2003		8.07	(0.13)	2.27	2.14	10.21
	12/31/2002	(1)	10.00	(0.07)	(1.86)	(1.93)	8.07
Class E	12/31/2005		142.71	0.86	3.12	3.98	146.69
	12/31/2004		129.39	0.22	13.10	13.32	142.71
	12/31/2003	(1)	100.00	0.06	29.33	29.39	129.39
Class F	12/31/2005		13.30	(0.05)	0.31	0.26	13.56
	12/31/2004		12.17	(0.09)	1.22	1.13	13.30
	12/31/2003	(1)	10.00	(0.09)	2.26	2.17	12.17
Class G	12/31/2005		13.22	(0.12)	0.32	0.20	13.42
	12/31/2004		12.14	(0.21)	1.29	1.08	13.22
	12/31/2003	(1)	10.00	(0.12)	2.26	2.14	12.14
Class H	12/31/2005		13.27	(0.11)	0.34	0.23	13.50
	12/31/2004		12.16	(0.12)	1.23	1.11	13.27
	12/31/2003	(1)	10.00	(0.10)	2.26	2.16	12.16
Class I	12/31/2005		13.18	(0.07)	0.25	0.18	13.36
	12/31/2004		12.12	(0.15)	1.21	1.06	13.18
	12/31/2003	(1)	10.00	(0.13)	2.25	2.12	12.12

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL J.P. Morgan Enhanced Index Subaccount (continued)
Class A	12/31/2005		2.18%	$2,806	1.03%	1.25%
	12/31/2004		9.64	3,151	0.59	1.25
	12/31/2003		27.22	1,830	0.50	1.25
	12/31/2002	(1)	(19.05)	653	(0.72)	1.25
Class B	12/31/2005		2.02	7,560	1.20	1.40
	12/31/2004		9.47	8,397	0.76	1.40
	12/31/2003		27.09	4,565	0.51	1.40
	12/31/2002	(1)	(19.13)	2,371	(0.89)	1.40
Class C	12/31/2005		1.77	2,914	1.26	1.65
	12/31/2004		9.20	3,050	0.71	1.65
	12/31/2003		26.74	2,148	0.50	1.65
	12/31/2002	(1)	(19.26)	666	(1.25)	1.65
Class D	12/31/2005		1.62	662	0.60	1.80
	12/31/2004		9.03	562	0.54	1.80
	12/31/2003		26.57	422	0.38	1.80
	12/31/2002	(1)	(19.35)	25	(1.17)	1.80
Class E	12/31/2005		2.79	1	1.28	0.65
	12/31/2004		10.30	1	0.77	0.65
	12/31/2003	(1)	29.39	1	0.51	0.65
Class F	12/31/2005		1.92	136	0.90	1.25
	12/31/2004		9.33	282	0.50	1.25
	12/31/2003	(1)	21.80	172	0.03	1.25
Class G	12/31/2005		1.51	304	0.75	1.65
	12/31/2004		8.89	213	0.01	1.65
	12/31/2003	(1)	21.48	563	0.01	1.65
Class H	12/31/2005		1.77	10	0.59	1.40
	12/31/2004		9.16	49	0.41	1.40
	12/31/2003	(1)	21.68	61	0.05	1.40
Class I	12/31/2005		1.36	15	1.25	1.80
	12/31/2004		8.73	41	0.56	1.80
	12/31/2003	(1)	21.36	24	0.06	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL MFS High Yield Subaccount
Class A	12/31/2005		$11.79	$1.26	$(1.20)	$0.06	$11.85
	12/31/2004		10.88	0.54	0.37	0.91	11.79
	12/31/2003	(1)	10.00	0.02	0.86	0.88	10.88
Class B	12/31/2005		11.76	1.02	(0.97)	0.05	11.81
	12/31/2004		10.86	0.41	0.49	0.90	11.76
	12/31/2003	(1)	10.00	(0.02)	0.88	0.86	10.86
Class C	12/31/2005		11.71	1.10	(1.08)	0.02	11.73
	12/31/2004		10.85	0.50	0.36	0.86	11.71
	12/31/2003	(1)	10.00	0.22	0.63	0.85	10.85
Class D	12/31/2005		11.68	0.88	(0.88)	0.00	11.68
	12/31/2004		10.84	0.31	0.53	0.84	11.68
	12/31/2003	(1)	10.00	0.35	0.49	0.84	10.84
Class E	12/31/2005		119.08	8.89	(7.52)	1.37	120.45
	12/31/2004		109.19	6.59	3.30	9.89	119.08
	12/31/2003	(1)	100.00	0.63	8.56	9.19	109.19
Class F	12/31/2005		11.77	1.65	(1.62)	0.03	11.80
	12/31/2004		10.88	0.56	0.33	0.89	11.77
	12/31/2003	(1)	10.00	(0.06)	0.94	0.88	10.88
Class G	12/31/2005		11.69	0.88	(0.90)	(0.02)	11.67
	12/31/2004		10.85	0.25	0.59	0.84	11.69
	12/31/2003	(1)	10.00	(0.11)	0.96	0.85	10.85
Class H	12/31/2005		11.74	0.56	(0.55)	0.01	11.75
	12/31/2004		10.87	0.60	0.27	0.87	11.74
	12/31/2003	(1)	10.00	(0.07)	0.94	0.87	10.87
Class I	12/31/2005		11.66	1.17	(1.20)	(0.03)	11.63
	12/31/2004		10.84	0.52	0.30	0.82	11.66
	12/31/2003	(1)	10.00	(0.09)	0.93	0.84	10.84

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL MFS High Yield Subaccount (continued)
Class A	12/31/2005		0.55%	$2,422	11.96%	1.25%
	12/31/2004		8.40	1,463	6.07	1.25
	12/31/2003	(1)	8.53	898	1.08	1.25
Class B	12/31/2005		0.40	15,036	10.11	1.40
	12/31/2004		8.24	9,609	5.08	1.40
	12/31/2003	(1)	8.48	9,154	0.77	1.40
Class C	12/31/2005		0.15	1,734	11.09	1.65
	12/31/2004		7.97	1,017	6.14	1.65
	12/31/2003	(1)	8.27	402	3.33	1.65
Class D	12/31/2005		0.00	236	9.39	1.80
	12/31/2004		7.80	230	4.55	1.80
	12/31/2003	(1)	8.18	68	4.73	1.80
Class E	12/31/2005		1.16	1	8.09	0.65
	12/31/2004		9.05	1	6.53	0.65
	12/31/2003	(1)	9.08	1	1.07	0.65
Class F	12/31/2005		0.25	524	15.29	1.25
	12/31/2004		8.14	48	6.29	1.25
	12/31/2003	(1)	8.71	25	0.30	1.25
Class G	12/31/2005		(0.15)	49	9.26	1.65
	12/31/2004		7.71	66	3.86	1.65
	12/31/2003	(1)	8.42	17	0.02	1.65
Class H	12/31/2005		0.10	11	6.18	1.40
	12/31/2004		7.98	34	6.77	1.40
	12/31/2003	(1)	8.60	41	0.24	1.40
Class I	12/31/2005		(0.30)	99	11.85	1.78
	12/31/2004		7.55	34	6.46	1.80
	12/31/2003	(1)	8.31	22	0.31	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/2005		$11.72	$(0.08)	$0.66	$0.58	$12.30
	12/31/2004		10.81	(0.10)	1.01	0.91	11.72
	12/31/2003		8.02	(0.10)	2.89	2.79	10.81
	12/31/2002	(1)	10.00	(0.03)	(1.95)	(1.98)	8.02
Class B	12/31/2005		11.67	(0.10)	0.66	0.56	12.23
	12/31/2004		10.78	(0.12)	1.01	0.89	11.67
	12/31/2003		8.01	(0.11)	2.88	2.77	10.78
	12/31/2002	(1)	10.00	(0.04)	(1.95)	(1.99)	8.01
Class C	12/31/2005		11.59	(0.13)	0.66	0.53	12.12
	12/31/2004		10.74	(0.15)	1.00	0.85	11.59
	12/31/2003		8.00	(0.14)	2.88	2.74	10.74
	12/31/2002	(1)	10.00	(0.05)	(1.95)	(2.00)	8.00
Class D	12/31/2005		11.54	(0.15)	0.66	0.51	12.05
	12/31/2004		10.71	(0.16)	0.99	0.83	11.54
	12/31/2003		7.99	(0.15)	2.87	2.72	10.71
	12/31/2002	(1)	10.00	(0.06)	(1.95)	(2.01)	7.99
Class E	12/31/2005		146.78	(0.20)	8.45	8.25	155.03
	12/31/2004		134.59	(0.46)	12.65	12.19	146.78
	12/31/2003	(1)	100.00	(0.34)	34.93	34.59	134.59
Class F	12/31/2005		13.57	(0.13)	0.77	0.64	14.21
	12/31/2004		12.55	(0.15)	1.17	1.02	13.57
	12/31/2003	(1)	10.00	(0.10)	2.65	2.55	12.55
Class G	12/31/2005		13.48	(0.16)	0.74	0.58	14.06
	12/31/2004		12.51	(0.20)	1.17	0.97	13.48
	12/31/2003	(1)	10.00	(0.13)	2.64	2.09	12.51
Class H	12/31/2005		13.53	(0.12)	0.74	0.62	14.15
	12/31/2004		12.53	(0.17)	1.17	1.00	13.53
	12/31/2003	(1)	10.00	(0.11)	2.64	2.53	12.53
Class I	12/31/2005		13.44	(0.18)	0.74	0.56	14.00
	12/31/2004		12.50	(0.22)	1.16	0.94	13.44
	12/31/2003	(1)	10.00	(0.14)	2.64	2.50	12.50

Fidelity VIP Index 500 Subaccount
Class H	12/31/2005		10.94	0.01	0.33	0.34	11.28
	12/31/2004	(1)	10.00	(0.09)	1.03	0.94	10.94
Class I	12/31/2005		10.91	(0.17)	0.46	0.29	11.20
	12/31/2004	(1)	10.00	(0.12)	1.03	0.91	10.91

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Capital Guardian U.S. Equity Subaccount (continued)
Class A	12/31/2005		4.99%	$10,620	0.57%	1.25%
	12/31/2004		8.40	9,180	0.30	1.25
	12/31/2003		34.67	6,128	0.17	1.25
	12/31/2002	(1)	(19.83)	1,985	(0.60)	1.25
Class B	12/31/2005		4.83	18,671	0.52	1.40
	12/31/2004		8.24	22,213	0.29	1.40
	12/31/2003		34.54	16,955	0.19	1.40
	12/31/2002	(1)	(19.91)	4,620	(1.00)	1.40
Class C	12/31/2005		4.57	4,842	0.55	1.65
	12/31/2004		7.97	4,794	0.28	1.65
	12/31/2003		34.17	4,008	0.19	1.65
	12/31/2002	(1)	(20.04)	714	(1.36)	1.65
Class D	12/31/2005		4.42	263	0.53	1.80
	12/31/2004		7.80	433	0.30	1.80
	12/31/2003		33.99	297	0.19	1.80
	12/31/2002	(1)	(20.12)	92	(1.45)	1.80
Class E	12/31/2005		5.62	2	0.56	0.65
	12/31/2004		9.06	1	0.29	0.65
	12/31/2003	(1)	34.59	1	0.17	0.65
Class F	12/31/2005		4.75	220	0.26	1.25
	12/31/2004		8.13	583	0.05	1.25
	12/31/2003	(1)	25.15	196	0.00	1.25
Class G	12/31/2005		4.33	105	0.42	1.65
	12/31/2004		7.70	140	0.06	1.65
	12/31/2003	(1)	24.81	69	0.00	1.65
Class H	12/31/2005		4.59	31	0.47	1.40
	12/31/2004		7.97	36	0.05	1.40
	12/31/2003	(1)	25.02	26	0.00	1.40
Class I	12/31/2005		4.18	11	0.45	1.80
	12/31/2004		7.54	38	0.05	1.80
	12/31/2003	(1)	24.69	25	0.00	1.80

Fidelity VIP Index 500 Subaccount (continued)
Class H	12/31/2005		3.11	34	1.50	1.40
	12/31/2004	(1)	9.40	32	0.00	1.40
Class I	12/31/2005		2.69	313	0.18	1.80
	12/31/2004	(1)	9.09	27	0.00	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended	Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) From Operations	Accumulation Unit Value, End of Year
Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/2005	$7.48	$(0.05)	$0.60	$0.55	$8.03
	12/31/2004	7.09	(0.07)	0.46	0.39	7.48
	12/31/2003	5.55	(0.05)	1.59	1.54	7.09
	12/31/2002	7.20	(0.01)	(1.64)	(1.65)	5.55
	12/31/2001	8.54	(0.07)	(1.27)	(1.34)	7.20
Class B	12/31/2005	7.43	(0.05)	0.58	0.53	7.96
	12/31/2004	7.05	(0.07)	0.45	0.38	7.43
	12/31/2003	5.53	(0.06)	1.58	1.52	7.05
	12/31/2002	7.18	(0.04)	(1.61)	(1.65)	5.53
	12/31/2001	8.54	(0.08)	(1.28)	(1.36)	7.18
Class C	12/31/2005	7.34	(0.07)	0.58	0.51	7.85
	12/31/2004	6.99	(0.09)	0.44	0.35	7.34
	12/31/2003	5.49	(0.07)	1.57	1.50	6.99
	12/31/2002	7.15	(0.06)	(1.60)	(1.66)	5.49
	12/31/2001	8.52	(0.10)	(1.27)	(1.37)	7.15
Class D	12/31/2005	7.29	(0.08)	0.58	0.50	7.79
	12/31/2004	6.95	(0.10)	0.44	0.34	7.29
	12/31/2003	5.47	(0.09)	1.57	1.48	6.95
	12/31/2002	7.14	(0.05)	(1.62)	(1.67)	5.47
	12/31/2001	8.51	(0.10)	(1.27)	(1.37)	7.14

Fidelity VIP Contrafund Portfolio Subaccount
Class A	12/31/2005	10.40	(0.13)	1.71	1.58	11.98
	12/31/2004	9.15	(0.10)	1.35	1.25	10.40
	12/31/2003	7.22	(0.07)	2.00	1.93	9.15
	12/31/2002	8.09	(0.06)	(0.81)	(0.87)	7.22
	12/31/2001	9.36	(0.07)	(1.20)	(1.27)	8.09
Class B	12/31/2005	10.33	(0.14)	1.69	1.55	11.88
	12/31/2004	9.10	(0.11)	1.34	1.23	10.33
	12/31/2003	7.20	(0.09)	1.99	1.90	9.10
	12/31/2002	8.07	(0.07)	(0.80)	(0.87)	7.20
	12/31/2001	9.35	(0.07)	(1.21)	(1.28)	8.07
Class C	12/31/2005	10.21	(0.16)	1.66	1.50	11.71
	12/31/2004	9.01	(0.14)	1.34	1.20	10.21
	12/31/2003	7.15	(0.11)	1.97	1.86	9.01
	12/31/2002	8.04	(0.09)	(0.80)	(0.89)	7.15
	12/31/2001	9.34	(0.08)	(1.22)	(1.30)	8.04
Class D	12/31/2005	10.14	(0.18)	1.65	1.47	11.61
	12/31/2004	8.96	(0.15)	1.33	1.18	10.14
	12/31/2003	7.12	(0.13)	1.97	1.84	8.96
	12/31/2002	8.02	(0.06)	(0.84)	(0.90)	7.12
	12/31/2001	9.33	(0.08)	(1.23)	(1.31)	8.02

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended	Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
Fidelity VIP Growth Opportunities Portfolio Subaccount (continued)
Class A	12/31/2005	7.33%	$740	0.62%	1.25%
	12/31/2004	5.56	584	0.33	1.25
	12/31/2003	27.67	684	0.51	1.25
	12/31/2002	(22.98)	740	(0.16)	1.25
	12/31/2001	(15.70)	1,206	(1.01)	1.25
Class B	12/31/2005	7.17	5,422	0.72	1.40
	12/31/2004	5.40	6,391	0.36	1.40
	12/31/2003	27.55	6,777	0.43	1.40
	12/31/2002	(23.09)	5,029	(0.62)	1.40
	12/31/2001	(15.83)	5,079	(1.15)	1.40
Class C	12/31/2005	6.90	1,085	0.74	1.65
	12/31/2004	5.14	1,175	0.34	1.65
	12/31/2003	27.20	1,209	0.44	1.65
	12/31/2002	(23.29)	864	(1.14)	1.65
	12/31/2001	(16.04)	287	1.36	1.65
Class D	12/31/2005	6.74	264	0.64	1.80
	12/31/2004	4.98	322	0.32	1.80
	12/31/2003	27.03	319	0.37	1.80
	12/31/2002	(23.40)	48	(0.94)	1.80
	12/31/2001	(16.16)	33	(1.40)	1.80

Fidelity VIP Contrafund Portfolio Subaccount (continued)
Class A	12/31/2005	15.20	13,230	0.09	1.25
	12/31/2004	13.73	5,996	0.18	1.25
	12/31/2003	26.48	3,953	0.37	1.25
	12/31/2002	(10.73)	4,326	(0.82)	1.25
	12/31/2001	(13.56)	2,386	(0.88)	1.25
Class B	12/31/2005	15.03	38,543	0.12	1.40
	12/31/2004	13.55	30,674	0.21	1.40
	12/31/2003	26.36	26,377	0.30	1.40
	12/31/2002	(10.86)	20,486	(0.89)	1.40
	12/31/2001	(13.69)	11,282	(0.91)	1.40
Class C	12/31/2005	14.74	9,313	0.11	1.65
	12/31/2004	13.27	6,087	0.21	1.65
	12/31/2003	6.57	5,041	0.25	1.65
	12/31/2002	(11.08)	2,664	(1.31)	1.65
	12/31/2001	(13.90)	609	1.52	1.65
Class D	12/31/2005	14.57	937	0.12	1.80
	12/31/2004	13.10	734	0.20	1.80
	12/31/2003	25.84	612	0.18	1.80
	12/31/2002	(11.22)	248	(1.17)	1.80
	12/31/2001	(14.03)	80	(1.03)	1.80

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended	Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
Fidelity VIP Equity—Income Portfolio Subaccount
Class A	12/31/2005	$11.84	$0.09	$0.42	$0.51	$12.35
	12/31/2004	10.78	0.03	1.03	1.06	11.84
	12/31/2003	8.40	0.01	2.37	2.38	10.78
	12/31/2002	10.26	0.03	(1.89)	(1.86)	8.40
	12/31/2001	10.96	(0.08)	(0.62)	(0.70)	10.26
Class B	12/31/2005	11.76	0.03	0.45	0.48	12.24
	12/31/2004	10.72	0.01	1.03	1.04	11.76
	12/31/2003	8.36	0.01	2.35	2.36	10.72
	12/31/2002	10.24	0.01	(1.89)	(1.88)	8.36
	12/31/2001	10.95	(0.09)	(0.62)	(0.71)	10.24
Class C	12/31/2005	11.62	0.00	0.45	0.45	12.07
	12/31/2004	10.63	(0.01)	1.00	0.99	11.62
	12/31/2003	8.31	(0.02)	2.34	2.32	10.63
	12/31/2002	10.19	(0.06)	(1.82)	(1.88)	8.31
	12/31/2001	10.94	(0.01)	(0.74)	(0.75)	10.19
Class D	12/31/2005	11.54	(0.03)	0.46	0.43	11.97
	12/31/2004	10.57	(0.05)	1.02	0.97	11.54
	12/31/2003	8.27	(0.07)	2.37	2.30	10.57
	12/31/2002	10.17	(0.03)	(1.87)	(1.90)	8.27
	12/31/2001	10.92	(0.01)	(0.74)	(0.75)	10.17

WRL Series Annuity Account

Financial Highlights (continued)

At December 31, 2005

	Year Ended	Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
Fidelity VIP Equity—Income Portfolio Subaccount (continued)
Class A	12/31/2005	4.26%	$5,636	1.99%	1.25%
	12/31/2004	9.85	9,643	1.54	1.25
	12/31/2003	28.29	10,219	1.39	1.25
	12/31/2002	(18.18)	6,738	0.35	1.25
	12/31/2001	(6.40)	6,937	(0.74)	1.25
Class B	12/31/2005	4.11	19,288	1.65	1.40
	12/31/2004	9.68	24,626	1.47	1.40
	12/31/2003	28.16	25,885	1.53	1.40
	12/31/2002	(18.31)	19,240	0.09	1.40
	12/31/2001	(6.54)	17,834	(0.84)	1.40
Class C	12/31/2005	3.85	4,773	1.67	1.65
	12/31/2004	9.41	5,950	1.53	1.65
	12/31/2003	5.19	6,006	1.37	1.65
	12/31/2002	(18.51)	3,809	(0.67)	1.65
	12/31/2001	(6.78)	1,232	(0.09)	1.65
Class D	12/31/2005	3.69	301	1.55	1.80
	12/31/2004	9.24	418	1.38	1.80
	12/31/2003	27.64	274	1.01	1.80
	12/31/2002	(18.63)	72	(0.42)	1.80
	12/31/2001	(6.92)	38	(0.09)	1.80

WRL Series Annuity Account

Notes to the Financial Statements

At December 31, 2005

NOTE 1—ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Annuity Account (the “Annuity Account”) was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio (“WRL” or the “depositor”) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Annuity Account encompasses the following tax-deferred variable annuity Contracts (the “Contracts”) issued by WRL:

Class A:

WRL Freedom Variable Annuity

WRL Freedom Attainer

Class B:

WRL Freedom Bellwether

WRL Freedom Conqueror

WRL Freedom Wealth Creator

WRL Freedom Premier

Class C:

WRL Freedom Premier

WRL Freedom Access

WRL Freedom Enhancer

Class D:

WRL Freedom Access

WRL Freedom Enhancer

Class E:

WRL Freedom Select

Class F:

WRL Freedom Premier II

Class G:

WRL Freedom Premier II

WRL Freedom Access II

Class H:

WRL Freedom Enhancer II

Class I:

WRL Freedom Enhancer II

The Annuity Account contains thirty-eight investment options referred to as subaccounts. Each subaccount invests exclusively in the corresponding Portfolio (the “Portfolio”) of a Fund. The Annuity Account contains five Funds (collectively referred to as the “Funds”). Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Effective May 1, 2005, AEGON/Transamerica Series Fund, Inc. changed its name to AEGON/Transamerica Series Trust.

Subaccount Investment By Fund:

AEGON/Transamerica Series Trust

Transamerica Money Market

AEGON Bond

Janus Growth

Templeton Great Companies Global

Van Kampen Mid-Cap Growth

Federated Growth & Income

Transamerica Value Balanced

Mercury Large Cap Value

American Century International

Third Avenue Value

Clarion Global Real Estate Securities

Marsico Growth

Munder Net50

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Salomon All Cap

J.P. Morgan Mid Cap Value

Great Companies-AmericaSM

Great Companies-TechnologySM

Asset Allocation-Conservative Portfolio

Asset Allocation-Moderate Portfolio

Asset Allocation-Moderate Growth Portfolio

Asset Allocation-Growth Portfolio

PIMCO Total Return

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Capital Guardian Value

Transamerica Small/Mid Cap Value

Transamerica U.S. Government Securities

J.P. Morgan Enhanced Index

MFS High Yield

Capital Guardian U.S. Equity

Annuity Account classes A, B, C, D, and E invest in ATST initial class shares. Annuity Account classes F, G, H, and I invest in ATST service class shares.

Variable Insurance Products Fund (VIP) Service Class 2

Fidelity VIP Index 500

Fidelity VIP Growth Opportunities Portfolio

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Equity-Income Portfolio

The following portfolio name changes were made effective during the fiscal year ended December 31, 2005:

Portfolio	Formerly
Van Kampen Mid-Cap Growth	Van Kampen Emerging Growth
Clarion Global Real Estate Securities	Clarion Real Estate Securities

Effective January 1, 2005, AEGON/Transamerica Fund Advisers, Inc. was renamed Transamerica Fund Advisers (“TFAI”). The AEGON/Transamerica Series Trust has entered into annually renewable investment advisory agreements for each Portfolio with Transamerica Fund Advisers, Inc. (TFAI) as investment adviser. Costs incurred in connection with the advisory services rendered by TFAI are paid by each Portfolio. TFAI has entered into

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 1—(continued)

sub-advisory agreements with various management companies (“Sub-Advisers”), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by TFAI. The other four Funds have entered into a participation agreement for its respective Portfolio with WRL.

Each period reported on within the financial statements reflects a full twelve month period except as follows:

Class A, B, C, and D

Subaccount	Inception Date
WRL Asset Allocation-Conservative Portfolio	05/01/2002
WRL Asset Allocation-Moderate Portfolio	05/01/2002
WRL Asset Allocation-Moderate Growth Portfolio	05/01/2002
WRL Asset Allocation-Growth Portfolio	05/01/2002
WRL PIMCO Total Return	05/01/2002
WRL Transamerica Balanced	05/01/2002
WRL Transamerica Convertible Securities	05/01/2002
WRL Transamerica Equity	05/01/2002
WRL Transamerica Growth Opportunities	05/01/2002
WRL Capital Guardian Value	05/01/2002
WRL Transamerica U.S. Government Securities	05/01/2002
WRL J.P. Morgan Enhanced Index	05/01/2002
WRL Capital Guardian U.S. Equity	05/01/2002

Class E

Subaccount	Inception Date
WRL Transamerica Money Market	04/11/2003
WRL AEGON Bond	04/11/2003
WRL Janus Growth	04/11/2003
WRL Templeton Great Companies Global	04/11/2003
WRL Van Kampen Mid-Cap Growth	04/11/2003
WRL Federated Growth & Income	04/11/2003
WRL Transamerica Value Balanced	04/11/2003
WRL Mercury Large Cap Value	04/11/2003
WRL American Century International	04/11/2003
WRL Third Avenue Value	04/11/2003
WRL Clarion Global Real Estate Securities	04/11/2003
WRL Marsico Growth	04/11/2003
WRL Munder Net50	04/11/2003
WRL T. Rowe Price Equity Income	04/11/2003
WRL T. Rowe Price Small Cap	04/11/2003
WRL Salomon All Cap	04/11/2003
WRL J.P. Morgan Mid Cap Value	04/11/2003
WRL Great Companies-AmericaSM	04/11/2003
WRL Great Companies-TechnologySM	04/11/2003

Subaccount	Inception Date
WRL Asset Allocation-Conservative Portfolio	04/11/2003
WRL Asset Allocation-Moderate Portfolio	04/11/2003
WRL Asset Allocation-Moderate Growth Portfolio	04/11/2003
WRL Asset Allocation-Growth Portfolio	04/11/2003
WRL PIMCO Total Return	04/11/2003
WRL Transamerica Balanced	04/11/2003
WRL Transamerica Convertible Securities	04/11/2003
WRL Transamerica Equity	04/11/2003
WRL Transamerica Growth Opportunities	04/11/2003
WRL Capital Guardian Value	04/11/2003
WRL Transamerica U.S. Government Securities	04/11/2003
WRL J.P. Morgan Enhanced Index	04/11/2003
WRL Capital Guardian U.S. Equity	04/11/2003

Class F, G, H, and I

Subaccount	Inception Date
WRL Transamerica Money Market	05/01/2003
WRL AEGON Bond	05/01/2003
WRL Janus Growth	05/01/2003
WRL Templeton Great Companies Global	05/01/2003
WRL Van Kampen Mid-Cap Growth	05/01/2003
WRL Federated Growth & Income	05/01/2003
WRL Transamerica Value Balanced	05/01/2003
WRL Mercury Large Cap Value	05/01/2003
WRL American Century International	05/01/2003
WRL Third Avenue Value	05/01/2003
WRL Clarion Global Real Estate Securities	05/01/2003
WRL Marsico Growth	05/01/2003
WRL Munder Net50	05/01/2003
WRL T. Rowe Price Equity Income	05/01/2003
WRL T. Rowe Price Small Cap	05/01/2003
WRL Salomon All Cap	05/01/2003
WRL J.P. Morgan Mid Cap Value	05/01/2003
WRL Great Companies-AmericaSM	05/01/2003
WRL Great Companies-TechnologySM	05/01/2003
WRL Asset Allocation-Conservative Portfolio	05/01/2003
WRL Asset Allocation-Moderate Portfolio	05/01/2003
WRL Asset Allocation-Moderate Growth Portfolio	05/01/2003
WRL Asset Allocation-Growth Portfolio	05/01/2003
WRL PIMCO Total Return	05/01/2003
WRL Transamerica Balanced	05/01/2003
WRL Transamerica Convertible Securities	05/01/2003
WRL Transamerica Equity	05/01/2003
WRL Transamerica Growth Opportunities	05/01/2003
WRL Capital Guardian Value	05/01/2003
WRL Transamerica U.S. Government Securities	05/01/2003
WRL J.P. Morgan Enhanced Index	05/01/2003
WRL Capital Guardian U.S. Equity	05/01/2003

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 1—(continued)

Class A, B, C, D, E, F, G, H, and I

Subaccount	Inception Date
WRL MFS High Yield	05/01/2003

Class A, C, and D

Subaccount	Inception Date
WRL Transamerica Small/Mid Cap Value	09/30/2004

Class B, E, F, G, H, and I

Subaccount	Inception Date
WRL Transamerica Small/Mid Cap Value	04/30/2004

Class H, and I

Subaccount	Inception Date
Fidelity VIP Index 500 Portfolio	04/30/2004

The Annuity Account holds assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the “Contracts”) issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with U.S. generally accepted accounting principles, have been consistently applied in the preparation of the Annuity Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A.	Valuation of Investments and Securities Transactions

Investments in the Funds’ shares are valued at the closing net asset value (“NAV”) per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date.

B.	Federal Income Taxes

The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the current Internal Revenue Code, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL as long as the earnings are credited under the Contracts. Accordingly, no provision for Federal income taxes has been made.

NOTE 2—EXPENSES AND RELATED PARTY TRANSACTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A.	Policy Charges

No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

On each anniversary through maturity date and at surrender, WRL will deduct an annual Contract charge as partial compensation for providing administrative services under the Contracts.

B.	Subaccount Charges

A daily charge as a percentage of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts.

This charge (not assessed at the individual Contract level) effectively reduces the value of a unit outstanding during the year. The following reflects the annual rate for daily charges as assessed by each Annuity Account class:

Class A	1.25%
Class B	1.40%
Class C	1.65%
Class D	1.80%
Class E	0.65%
Class F	1.25%
Class G	1.65%
Class H	1.40%
Class I	1.80%

C.	Related Party Transactions

TFAI is the investment advisor for the AEGON/Transamerica Series Trust (“ATST”). ATST has entered into annually renewable investment advisory agreements for each portfolio. The agreements provide for an advisory fee at the following annual rate to TFAI as a percentage of the average daily net assets of the portfolio.

Subaccount	Advisory Fee
Transamerica Money Market	0.35%
AEGON Bond(1)	0.45%
Janus Growth(2)	0.80%

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 2—(continued)

Subaccount	Advisory Fee
Templeton Great Companies Global(3)	0.75%
Van Kampen Mid-Cap Growth	0.80%
Federated Growth & Income(4)	0.75%
Transamerica Value Balanced(5)	0.75%
Mercury Large Cap Value(6)	0.80%
American Century International(7)	0.925%
Third Avenue Value	0.80%
Clarion Global Real Estate Securities(8)	0.80%
Marsico Growth(9)	0.80%
Munder Net50	0.90%
T. Rowe Price Equity Income	0.75%
T. Rowe Price Small Cap	0.75%
Salomon All Cap(10)	0.80%
J.P. Morgan Mid Cap(11)	0.85%
Great Companies-AmericaSM(12)	0.775%
Great Companies-TechnologySM(13)	0.80%
Asset Allocation-Conservative Portfolio	0.10%
Asset Allocation-Moderate Portfolio	0.10%
Asset Allocation-Moderate Growth Portfolio	0.10%
Asset Allocation-Growth Portfolio	0.10%
PIMCO Total Return(14)	0.70%
Transamercia Balanced(15)	0.80%
Transamerica Convertible Securities(16)	0.75%
Transamerica Equity(17)	0.75%
Transamerica Growth Opportunities(18)	0.80%
Capital Guardian Value(19)	0.85%
Transamerica Small/Mid Cap(20)	0.80%
Transamerica U.S. Government Securities	0.60%
J.P. Morgan Enhanced Index(21)	0.75%
MFS High Yield(22)	0.775%
Capital Guardian U.S. Equity(23)	0.85%

Transamerica Fund Services, Inc. (“TFS”) provides the Fund with administrative and transfer agency services. TFS is directly owned by WRL (44%) and AUSA Holding Company (56%). TFA is directly owned by WRL (77%) and AUSA Holding Company (23%) both of which are indirect wholly-owned subsidiaries of AEGON NV., a holding company organized under the laws of the Netherlands.

(1)	TFAI receives compensation for its services at 0.45% of the first $750 million of the portfolio’s average daily net assets; 0.40% of average daily net assets over $750 million up to $1 billion; and 0.375% of average daily net assets over $1 billion.
(2)	TFAI receives compensation for its services at 0.80% of the first $250 million of the portfolio’s average daily net assets; 0.77% of average daily net assets over $250 million up to $750 million; 0.75% of average daily net assets over $750 million up to $1.5 billion; 0.70% of average daily net assets over $1.5 billion up to $3 billion; and 0.675% of average daily net assets over $3 billion.
(3)	TFAI receives compensation for its services at 0.75% of the first $500 million of the portfolio’s average daily net assets; 0.725% of average daily net assets over $500 million up to $1.5 billion; and 0.70% of average daily net assets over $1.5 billion.
(4)	TFAI receives compensation for its services at 0.75% of the first $500 million of the portfolio’s average daily net assets; and 0.70% of average daily net assets over $500 million.
(5)	TFAI receives compensation for its services at 0.75% of the first $500 million of the portfolio’s average daily net assets; 0.65% of average daily net assets over $500 million up to $1 billion; and 0.60% of average daily net assets over $1 billion
(6)	TFAI receives compensation for its services at 0.80% for the first $250 million of the portfolio’s average daily net assets; 0.775% of average daily net assets over $250 million up to $750 million; and 0.75% of average daily net assets over $750 million
(7)	TFAI receives compensation for its services at 0.925% for the first $250 million of the portfolio’s average daily net assets; 0.90% of average daily net assets over $250 million up to $500 million; 0.85% of average daily net assets over $500 million up to $1 billion; and 0.80% of average daily net assets over $1 billion
(8)	TFAI receives compensation for its services at 0.80% for the first $250 million of the portfolio’s average daily net assets; 0.775% of average daily net assets over $250 million up to $500 million; 0.70% of average daily net assets over $500 million up to $1 billion; and 0.65% of average daily net assets over $1 billion
(9)	TFAI receives compensation for its services at 0.80% of the first $250 million of portfolio’s average daily net assets; 0.75% of the next $250 million; 0.70% of the next $500 million; and 0.60% of average daily net assets over $1 billion.
(10)	TFAI receives compensation for its services at 0.80% of the first $500 million of the portfolio’s average daily net assets; and 0.70% of average daily net assets over $500 million.
(11)	TFAI receives compensation for its services at 0.85% of the first $100 million of the portfolio’s average daily net assets; and 0.80% of average daily net assets over of $100 million.
(12)	TFAI receives compensation for its services at 0.775% of the first $250 million of the portfolio’s average daily net assets; 0.75% of average daily net assets over $250 million up to $500 million; 0.70% of assets over $500 million up to $1 billion; and 0.65% of average daily net assets over of $1 billion.
(13)	TFAI receives compensation for its services at 0.80% of the first $500 million of the portfolio’s average daily net assets; and 0.70% of average daily net assets over $500 million
(14)	TFAI receives compensation for its services at 0.70% of the first $250 million of the portfolio’s average daily net assets; 0.65% of average daily net assets over $250 million up to $750 million; and 0.60% of average daily net assets over $750 million
(15)	TFAI receives compensation for its services at 0.80% of the first $250 million of the portfolio’s average daily net assets; 0.75% of average daily net assets over $250 million up to $500 million; 0.70% of average daily net assets over $500 million up to $1.5 billion; and 0.625% of average daily net assets over $1.5 billion.
(16)	TFAI receives compensation for its services at 0.75% of the first $250 million of the portfolio’s average daily net assets; and 0.70% of average daily net assets over $250 million.

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 2—(continued)

(17)	TFAI receives compensation for its services at 0.75% of the first $500 million of the portfolio’s average daily net assets; and 0.70% of average daily net assets over $500 million.
(18)	TFA receives compensation for its services at 0.80% of the first $250 million of the portfolio’s average daily net assets; 0.75% of average daily net assets over $250 million up to $500 million; and 0.70% of average daily net assets over $500 million.
(19)	TFAI receives compensation for its services at 0.85% of the first $100 million of the portfolio’s average daily net assets; 0.80% of average daily net assets over $100 million up to $500 million; 0.775% of average daily net assets over $500 million up to $1 billion; 0.70% of average daily net assets over $1 billion up to $2 billion; and 0.65% of average daily net assets over $2 billion.
(20)	TFAI receives compensation for its services at 0.80% of the first $500 million of the portfolio’s average daily net assets and 0.75% of average daily net assets over $500 million.
(21)	TFAI receives compensation for its services at 0.75% of the first $750 million of the portfolio’s average daily net assets; 0.70% of average daily net assets over $750 million up to $1 billion; and 0.65% of average daily net assets over $1 billion.
(22)	TFAI receives compensation for its services at 0.775% of the first $500 million of the portfolio’s average daily net assets; 0.76% of average daily net assets over $500 million up to $1 billion; and 0.745% of average daily net assets over $1 billion.
(23)	TFAI receives compensation for its services at 0.85% of the first $100 million of the portfolio’s average daily net assets; 0.80% of average daily net assets over $100 million up to $500 million; 0.775% of average daily net assets over $500 million up to $1 billion; 0.70% of average daily net assets over $1 billion up to $2 billion; and 0.65% of average daily net assets over $2 billion.

NOTE 3—DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Annuity Account.

NOTE 4—SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 2005 are as follows (in thousands):

Subaccount	Purchases of Securities	Proceeds from Sales of Securities
WRL Transamerica Money Market	$212,963	$219,842
WRL AEGON Bond	17,862	42,278

Subaccount	Purchases of Securities	Proceeds from Sales of Securities
WRL Janus Growth	$19,792	$135,455
WRL Templeton Great Companies Global	7,903	80,340
WRL Van Kampen Mid-Cap Growth	13,683	78,710
WRL Federated Growth & Income	51,165	67,239
WRL Transamerica Value Balanced	39,635	81,613
WRL Mercury Large Cap Value	40,969	18,014
WRL American Century International	23,827	19,633
WRL Third Avenue Value	48,137	34,236
WRL Clarion Global Real Estate Securities	31,843	31,757
WRL Marsico Growth	12,243	9,422
WRL Munder Net50	6,049	15,527
WRL T. Rowe Price Equity Income	20,904	13,280
WRL T. Rowe Price Small Cap	72,066	55,227
WRL Salomon All Cap	10,688	41,778
WRL J.P. Morgan Mid Cap Value	37,778	42,900
WRL Great Companies-AmericaSM	5,787	68,605
WRL Great Companies-TechnologySM	15,621	26,783
WRL Asset Allocation-Conservative Portfolio	43,094	39,607
WRL Asset Allocation-Moderate Portfolio	92,447	64,858
WRL Asset Allocation-Moderate Growth Portfolio	88,687	55,218
WRL Asset Allocation-Growth Portfolio	66,224	48,217
WRL PIMCO Total Return	11,781	13,659
WRL Transamerica Balanced	6,755	7,872
WRL Transamerica Convertible Securities	7,470	6,618
WRL Transamerica Equity	34,690	78,445
WRL Transamerica Growth Opportunities	14,758	18,002
WRL Capital Guardian Value	15,670	15,858
WRL Transamerica Small/Mid Cap Value	26,676	3,729
WRL Transamerica U.S. Government Securities	5,104	5,725
WRL J.P. Morgan Enhanced Index	6,155	7,551
WRL MFS High Yield	31,446	22,407
WRL Capital Guardian U.S. Equity	6,520	10,962
Fidelity VIP Index 500 Portfolio	550	289
Fidelity VIP Growth Opportunities Portfolio	1,101	2,545
Fidelity VIP Contrafund® Portfolio	18,310	7,859
Fidelity VIP Equity-Income Portfolio	2,997	13,109

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 5—FINANCIAL HIGHLIGHTS

Per unit information has been computed using average units outstanding throughout each period. Total return and investment income ratios are not annualized for periods of less than one year. The ratio of investment income (loss) is represented as the dividends, excluding distributions of capital gains, received by the Annuity Account to the average net assets. For the periods prior to December 31, 2003, the ratio represented net investment income (loss), to average net assets annualized for periods of less than one year. The expense ratio considers only the expenses borne directly by the Annuity Account and excludes expenses incurred directly by the underlying funds.

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Transamerica Money Market Subaccount
Class A	12/31/2005	1,295	4,287	(3,992)	1,590
	12/31/2004	2,529	3,093	(4,327)	1,295
Class B	12/31/2005	6,859	17,276	(18,473)	5,662
	12/31/2004	11,343	10,640	(15,124)	6,859
Class C	12/31/2005	938	3,188	(2,996)	1,130
	12/31/2004	1,953	3,109	(4,124)	938
Class D	12/31/2005	78	1,065	(987)	156
	12/31/2004	162	314	(398)	78
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	69	173	(184)	58
	12/31/2004	110	158	(199)	69
Class G	12/31/2005	23	593	(575)	41
	12/31/2004	327	349	(653)	23
Class H	12/31/2005	34	89	(85)	38
	12/31/2004	2	95	(63)	34
Class I	12/31/2005	3	1	(1)	3
	12/31/2004	2	11	(10)	3

WRL AEGON Bond Subaccount
Class A	12/31/2005	1,172	358	(384)	1,146
	12/31/2004	1,465	106	(399)	1,172
Class B	12/31/2005	5,800	716	(2,108)	4,408
	12/31/2004	7,789	1,070	(3,059)	5,800
Class C	12/31/2005	880	172	(369)	683
	12/31/2004	1,088	336	(544)	880
Class D	12/31/2005	87	17	(37)	67
	12/31/2004	126	11	(50)	87
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	107	8	(35)	80
	12/31/2004	111	53	(57)	107
Class G	12/31/2005	23	4	(6)	21
	12/31/2004	25	15	(17)	23
Class H	12/31/2005	15	9	(10)	14
	12/31/2004	13	19	(17)	15
Class I	12/31/2005	4	1	(3)	2
	12/31/2004	3	1	0	4

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica Money Market Subaccount
Class A	12/31/2005	$68,804	$(64,125)	$4,679
	12/31/2004	49,279	(68,936)	(19,657)
Class B	12/31/2005	229,009	(245,107)	(16,098)
	12/31/2004	140,322	(199,440)	(59,118)
Class C	12/31/2005	33,825	(31,817)	2,008
	12/31/2004	32,916	(43,632)	(10,716)
Class D	12/31/2005	11,244	(10,433)	811
	12/31/2004	3,306	(4,189)	(883)
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	1,722	(1,829)	(107)
	12/31/2004	1,569	(1,976)	(407)
Class G	12/31/2005	5,852	(5,676)	176
	12/31/2004	3,447	(6,459)	(3,012)
Class H	12/31/2005	885	(846)	39
	12/31/2004	936	(625)	311
Class I	12/31/2005	4	(5)	(1)
	12/31/2004	102	(99)	3

WRL AEGON Bond Subaccount
Class A	12/31/2005	9,839	(10,539)	(700)
	12/31/2004	2,853	(10,670)	(7,817)
Class B	12/31/2005	13,359	(39,255)	(25,896)
	12/31/2004	19,556	(55,637)	(36,081)
Class C	12/31/2005	2,283	(4,896)	(2,613)
	12/31/2004	4,368	(7,085)	(2,717)
Class D	12/31/2005	219	(486)	(267)
	12/31/2004	152	(655)	(503)
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	83	(365)	(282)
	12/31/2004	548	(584)	(36)
Class G	12/31/2005	44	(62)	(18)
	12/31/2004	158	(177)	(19)
Class H	12/31/2005	93	(108)	(15)
	12/31/2004	193	(170)	23
Class I	12/31/2005	11	(35)	(24)
	12/31/2004	12	(2)	10

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Janus Growth Subaccount
Class A	12/31/2005	4,476	537	(1,105)	3,908
	12/31/2004	5,344	211	(1,079)	4,476
Class B	12/31/2005	14,811	1,068	(4,438)	11,441
	12/31/2004	18,333	1,115	(4,637)	14,811
Class C	12/31/2005	1,979	501	(582)	1,898
	12/31/2004	2,222	434	(677)	1,979
Class D	12/31/2005	170	273	(193)	250
	12/31/2004	184	27	(41)	170
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	43	12	(13)	42
	12/31/2004	30	23	(10)	43
Class G	12/31/2005	6	18	(14)	10
	12/31/2004	6	6	(6)	6
Class H	12/31/2005	27	6	(10)	23
	12/31/2004	10	20	(3)	27
Class I	12/31/2005	2	0	0	2
	12/31/2004	2	0	0	2

WRL Templeton Great Companies - Global Subaccount
Class A	12/31/2005	2,856	527	(831)	2,552
	12/31/2004	3,401	439	(984)	2,856
Class B	12/31/2005	7,460	293	(2,297)	5,456
	12/31/2004	8,804	1,169	(2,513)	7,460
Class C	12/31/2005	1,125	193	(298)	1,020
	12/31/2004	228	1,374	(477)	1,125
Class D	12/31/2005	114	29	(33)	110
	12/31/2004	42	97	(25)	114
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	15	1	(6)	10
	12/31/2004	7	13	(5)	15
Class G	12/31/2005	7	23	(21)	9
	12/31/2004	3	7	(3)	7
Class H	12/31/2005	15	2	(10)	7
	12/31/2004	7	10	(2)	15
Class I	12/31/2005	3	0	0	3
	12/31/2004	2	1	0	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Janus Growth Subaccount
Class A	12/31/2005	$27,521	$(55,825)	$(28,304)
	12/31/2004	9,704	(49,222)	(39,518)
Class B	12/31/2005	26,719	(107,110)	(80,391)
	12/31/2004	24,511	(100,938)	(76,427)
Class C	12/31/2005	2,841	(3,212)	(371)
	12/31/2004	2,160	(3,345)	(1,185)
Class D	12/31/2005	1,586	(1,093)	493
	12/31/2004	132	(206)	(74)
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	161	(169)	(8)
	12/31/2004	284	(125)	159
Class G	12/31/2005	263	(195)	68
	12/31/2004	82	(76)	6
Class H	12/31/2005	90	(139)	(49)
	12/31/2004	247	(40)	207
Class I	12/31/2005	0	0	0
	12/31/2004	0	(1)	(1)

WRL Templeton Great Companies - Global Subaccount
Class A	12/31/2005	16,396	(25,742)	(9,346)
	12/31/2004	12,625	(28,431)	(15,806)
Class B	12/31/2005	8,890	(69,822)	(60,932)
	12/31/2004	33,119	(71,605)	(38,486)
Class C	12/31/2005	1,373	(2,129)	(756)
	12/31/2004	9,196	(3,117)	6,079
Class D	12/31/2005	188	(213)	(25)
	12/31/2004	593	(153)	440
Class E	12/31/2005	0	0	0
	12/31/2004	6	0	6
Class F	12/31/2005	14	(70)	(56)
	12/31/2004	160	(64)	96
Class G	12/31/2005	313	(285)	28
	12/31/2004	87	(37)	50
Class H	12/31/2005	22	(127)	(105)
	12/31/2004	117	(27)	90
Class I	12/31/2005	2	(2)	0
	12/31/2004	8	0	8

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Van Kampen Mid Cap Growth Subaccount
Class A	12/31/2005	2,059	478	(684)	1,853
	12/31/2004	2,557	121	(619)	2,059
Class B	12/31/2005	6,800	475	(2,244)	5,031
	12/31/2004	8,604	530	(2,334)	6,800
Class C	12/31/2005	1,092	347	(493)	946
	12/31/2004	1,191	237	(336)	1,092
Class D	12/31/2005	158	121	(98)	181
	12/31/2004	142	37	(21)	158
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	26	3	(5)	24
	12/31/2004	15	21	(10)	26
Class G	12/31/2005	2	26	(19)	9
	12/31/2004	4	1	(3)	2
Class H	12/31/2005	12	3	(9)	6
	12/31/2004	4	11	(3)	12
Class I	12/31/2005	2	5	(3)	4
	12/31/2004	2	0	0	2

WRL Federated Growth & Income Subaccount
Class A	12/31/2005	2,224	762	(704)	2,282
	12/31/2004	2,197	721	(694)	2,224
Class B	12/31/2005	7,820	1,057	(2,499)	6,378
	12/31/2004	8,687	1,564	(2,431)	7,820
Class C	12/31/2005	1,579	362	(529)	1,412
	12/31/2004	1,554	497	(472)	1,579
Class D	12/31/2005	130	40	(49)	121
	12/31/2004	115	30	(15)	130
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	202	37	(43)	196
	12/31/2004	158	94	(50)	202
Class G	12/31/2005	86	61	(7)	140
	12/31/2004	29	70	(13)	86
Class H	12/31/2005	58	17	(24)	51
	12/31/2004	23	45	(10)	58
Class I	12/31/2005	3	0	(2)	1
	12/31/2004	2	1	0	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Van Kampen Mid Cap Growth Subaccount
Class A	12/31/2005	$15,589	$(22,043)	$(6,454)
	12/31/2004	3,715	(18,764)	(15,049)
Class B	12/31/2005	15,447	(70,998)	(55,551)
	12/31/2004	15,933	(69,443)	(53,510)
Class C	12/31/2005	2,148	(2,998)	(850)
	12/31/2004	1,366	(1,905)	(539)
Class D	12/31/2005	761	(605)	156
	12/31/2004	210	(116)	94
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	33	(58)	(25)
	12/31/2004	246	(115)	131
Class G	12/31/2005	335	(245)	90
	12/31/2004	14	(40)	(26)
Class H	12/31/2005	34	(114)	(80)
	12/31/2004	134	(29)	105
Class I	12/31/2005	59	(34)	25
	12/31/2004	2	0	2

WRL Federated Growth & Income Subaccount
Class A	12/31/2005	23,042	(21,261)	1,781
	12/31/2004	20,257	(19,510)	747
Class B	12/31/2005	31,370	(74,321)	(42,951)
	12/31/2004	43,406	(67,526)	(24,120)
Class C	12/31/2005	7,038	(10,348)	(3,310)
	12/31/2004	9,089	(8,659)	430
Class D	12/31/2005	778	(955)	(177)
	12/31/2004	542	(275)	267
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	477	(553)	(76)
	12/31/2004	1,139	(613)	526
Class G	12/31/2005	789	(90)	699
	12/31/2004	840	(155)	685
Class H	12/31/2005	219	(313)	(94)
	12/31/2004	539	(122)	417
Class I	12/31/2005	6	(30)	(24)
	12/31/2004	15	0	15

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Transamerica Value Balanced Subacount
Class A	12/31/2005	4,320	938	(1,239)	4,019
	12/31/2004	1,940	3,512	(1,132)	4,320
Class B	12/31/2005	13,175	596	(3,766)	10,005
	12/31/2004	7,542	9,585	(3,952)	13,175
Class C	12/31/2005	1,057	94	(256)	895
	12/31/2004	610	770	(323)	1,057
Class D	12/31/2005	74	14	(22)	66
	12/31/2004	45	54	(25)	74
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	42	8	(10)	40
	12/31/2004	33	53	(44)	42
Class G	12/31/2005	10	2	(5)	7
	12/31/2004	4	9	(3)	10
Class H	12/31/2005	4	3	0	7
	12/31/2004	2	4	(2)	4
Class I	12/31/2005	2	0	0	2
	12/31/2004	2	0	0	2

WRL Mercury Large Cap Value Subaccount
Class A	12/31/2005	922	822	(361)	1,383
	12/31/2004	1,088	204	(370)	922
Class B	12/31/2005	3,315	1,621	(1,510)	3,426
	12/31/2004	4,030	842	(1,557)	3,315
Class C	12/31/2005	705	483	(157)	1,031
	12/31/2004	710	278	(283)	705
Class D	12/31/2005	74	46	(21)	99
	12/31/2004	70	43	(39)	74
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	19	37	(5)	51
	12/31/2004	18	7	(6)	19
Class G	12/31/2005	12	23	(9)	26
	12/31/2004	5	14	(7)	12
Class H	12/31/2005	9	9	(12)	6
	12/31/2004	7	10	(8)	9
Class I	12/31/2005	3	1	(2)	2
	12/31/2004	2	1	0	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica Value Balanced Subacount
Class A	12/31/2005	$18,733	$(24,603)	$(5,870)
	12/31/2004	63,601	(20,931)	42,670
Class B	12/31/2005	11,694	(73,558)	(61,864)
	12/31/2004	171,208	(72,159)	99,049
Class C	12/31/2005	1,174	(3,212)	(2,038)
	12/31/2004	8,863	(3,773)	5,090
Class D	12/31/2005	173	(273)	(100)
	12/31/2004	617	(285)	332
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	95	(121)	(26)
	12/31/2004	608	(515)	93
Class G	12/31/2005	20	(60)	(40)
	12/31/2004	110	(36)	74
Class H	12/31/2005	39	(2)	37
	12/31/2004	46	(25)	21
Class I	12/31/2005	0	(1)	(1)
	12/31/2004	4	(3)	1

WRL Mercury Large Cap Value Subaccount
Class A	12/31/2005	17,036	(7,484)	9,552
	12/31/2004	3,576	(6,349)	(2,773)
Class B	12/31/2005	33,316	(30,881)	2,435
	12/31/2004	14,507	(26,498)	(11,991)
Class C	12/31/2005	7,316	(2,371)	4,945
	12/31/2004	3,543	(3,584)	(41)
Class D	12/31/2005	709	(327)	382
	12/31/2004	562	(501)	61
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	582	(75)	507
	12/31/2004	91	(74)	17
Class G	12/31/2005	355	(152)	203
	12/31/2004	196	(100)	96
Class H	12/31/2005	149	(190)	(41)
	12/31/2004	134	(106)	28
Class I	12/31/2005	15	(36)	(21)
	12/31/2004	10	0	10

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL American Century International Subaccount
Class A	12/31/2005	979	773	(437)	1,315
	12/31/2004	852	454	(327)	979
Class B	12/31/2005	6,615	1,516	(2,259)	5,872
	12/31/2004	6,819	1,952	(2,156)	6,615
Class C	12/31/2005	1,223	473	(320)	1,376
	12/31/2004	1,206	501	(484)	1,223
Class D	12/31/2005	130	41	(50)	121
	12/31/2004	136	35	(41)	130
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	22	4	(2)	24
	12/31/2004	16	9	(3)	22
Class G	12/31/2005	4	28	(28)	4
	12/31/2004	2	8	(6)	4
Class H	12/31/2005	3	3	(6)	0
	12/31/2004	3	6	(6)	3
Class I	12/31/2005	2	0	0	2
	12/31/2004	2	0	0	2

WRL Third Avenue Value Subaccount
Class A	12/31/2005	2,108	1,205	(723)	2,590
	12/31/2004	2,087	721	(700)	2,108
Class B	12/31/2005	7,390	1,951	(2,200)	7,141
	12/31/2004	7,183	2,066	(1,859)	7,390
Class C	12/31/2005	1,281	503	(423)	1,361
	12/31/2004	1,211	449	(379)	1,281
Class D	12/31/2005	106	70	(35)	141
	12/31/2004	89	46	(29)	106
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	97	53	(16)	134
	12/31/2004	60	52	(15)	97
Class G	12/31/2005	68	37	(27)	78
	12/31/2004	15	61	(8)	68
Class H	12/31/2005	24	29	(13)	40
	12/31/2004	4	25	(5)	24
Class I	12/31/2005	3	2	(2)	3
	12/31/2004	2	1	0	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL American Century International Subaccount
Class A	12/31/2005	$7,961	$(4,446)	$3,515
	12/31/2004	4,073	(2,996)	1,077
Class B	12/31/2005	15,275	(22,773)	(7,498)
	12/31/2004	17,794	(19,486)	(1,692)
Class C	12/31/2005	3,670	(2,425)	1,245
	12/31/2004	3,460	(3,277)	183
Class D	12/31/2005	310	(382)	(72)
	12/31/2004	245	(285)	(40)
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	59	(27)	32
	12/31/2004	119	(40)	79
Class G	12/31/2005	403	(404)	(1)
	12/31/2004	102	(77)	25
Class H	12/31/2005	40	(87)	(47)
	12/31/2004	87	(85)	2
Class I	12/31/2005	0	0	0
	12/31/2004	0	0	0

WRL Third Avenue Value Subaccount
Class A	12/31/2005	28,171	(16,617)	11,554
	12/31/2004	13,419	(12,730)	689
Class B	12/31/2005	44,224	(49,942)	(5,718)
	12/31/2004	38,402	(33,976)	4,426
Class C	12/31/2005	11,454	(9,659)	1,795
	12/31/2004	8,427	(6,928)	1,499
Class D	12/31/2005	1,584	(811)	773
	12/31/2004	859	(540)	319
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	955	(279)	676
	12/31/2004	749	(213)	536
Class G	12/31/2005	644	(466)	178
	12/31/2004	855	(116)	739
Class H	12/31/2005	511	(222)	289
	12/31/2004	369	(72)	297
Class I	12/31/2005	31	(45)	(14)
	12/31/2004	14	(1)	13

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Clarion Global Real Estate Securities Subaccount
Class A	12/31/2005	1,050	519	(466)	1,103
	12/31/2004	998	527	(475)	1,050
Class B	12/31/2005	4,420	1,274	(1,854)	3,840
	12/31/2004	4,389	2,070	(2,039)	4,420
Class C	12/31/2005	566	169	(218)	517
	12/31/2004	500	308	(242)	566
Class D	12/31/2005	55	34	(28)	61
	12/31/2004	53	32	(30)	55
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	66	39	(35)	70
	12/31/2004	43	49	(26)	66
Class G	12/31/2005	50	31	(32)	49
	12/31/2004	7	51	(8)	50
Class H	12/31/2005	19	18	(8)	29
	12/31/2004	7	17	(5)	19
Class I	12/31/2005	3	3	(2)	4
	12/31/2004	2	1	0	3

WRL Marsico Growth Subaccount
Class A	12/31/2005	594	381	(278)	697
	12/31/2004	617	217	(240)	594
Class B	12/31/2005	2,599	1,294	(1,133)	2,760
	12/31/2004	2,980	891	(1,272)	2,599
Class C	12/31/2005	715	212	(174)	753
	12/31/2004	686	170	(141)	715
Class D	12/31/2005	43	29	(14)	58
	12/31/2004	50	6	(13)	43
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	16	29	(9)	36
	12/31/2004	8	15	(7)	16
Class G	12/31/2005	7	3	(3)	7
	12/31/2004	5	4	(2)	7
Class H	12/31/2005	8	2	(4)	6
	12/31/2004	5	5	(2)	8
Class I	12/31/2005	3	0	(2)	1
	12/31/2004	2	1	0	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Clarion Global Real Estate Securities Subaccount
Class A	12/31/2005	$10,910	$(9,402)	$1,508
	12/31/2004	8,975	(7,659)	1,316
Class B	12/31/2005	26,051	(37,361)	(11,310)
	12/31/2004	34,709	(32,905)	1,804
Class C	12/31/2005	4,469	(5,491)	(1,022)
	12/31/2004	6,590	(5,047)	1,543
Class D	12/31/2005	913	(728)	185
	12/31/2004	662	(595)	67
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	669	(595)	74
	12/31/2004	686	(354)	332
Class G	12/31/2005	514	(537)	(23)
	12/31/2004	669	(109)	560
Class H	12/31/2005	316	(143)	173
	12/31/2004	230	(65)	165
Class I	12/31/2005	54	(43)	11
	12/31/2004	11	(1)	10

WRL Marsico Growth Subaccount
Class A	12/31/2005	3,491	(2,532)	959
	12/31/2004	1,780	(1,987)	(207)
Class B	12/31/2005	11,548	(10,184)	1,364
	12/31/2004	7,287	(10,325)	(3,038)
Class C	12/31/2005	1,736	(1,424)	312
	12/31/2004	1,280	(1,052)	228
Class D	12/31/2005	236	(113)	123
	12/31/2004	44	(98)	(54)
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	388	(122)	266
	12/31/2004	178	(88)	90
Class G	12/31/2005	41	(43)	(2)
	12/31/2004	43	(27)	16
Class H	12/31/2005	32	(46)	(14)
	12/31/2004	55	(25)	30
Class I	12/31/2005	1	(31)	(30)
	12/31/2004	15	(1)	14

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Munder Net50 Subaccount
Class A	12/31/2005	410	171	(253)	328
	12/31/2004	633	299	(522)	410
Class B	12/31/2005	2,424	706	(1,538)	1,592
	12/31/2004	3,042	1,797	(2,415)	2,424
Class C	12/31/2005	526	122	(259)	389
	12/31/2004	487	291	(252)	526
Class D	12/31/2005	85	55	(31)	109
	12/31/2004	73	28	(16)	85
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	49	9	(26)	32
	12/31/2004	31	59	(41)	49
Class G	12/31/2005	11	0	(6)	5
	12/31/2004	13	16	(18)	11
Class H	12/31/2005	11	1	(6)	6
	12/31/2004	9	12	(10)	11
Class I	12/31/2005	2	0	0	2
	12/31/2004	2	0	0	2

WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2005	1,035	647	(339)	1,343
	12/31/2004	884	429	(278)	1,035
Class B	12/31/2005	3,898	1,518	(1,518)	3,898
	12/31/2004	3,072	2,005	(1,179)	3,898
Class C	12/31/2005	867	180	(291)	756
	12/31/2004	624	480	(237)	867
Class D	12/31/2005	44	19	(21)	42
	12/31/2004	46	13	(15)	44
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	76	28	(40)	64
	12/31/2004	47	49	(20)	76
Class G	12/31/2005	13	6	(1)	18
	12/31/2004	6	14	(7)	13
Class H	12/31/2005	11	8	(7)	12
	12/31/2004	6	7	(2)	11
Class I	12/31/2005	3	0	(2)	1
	12/31/2004	2	1	0	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Munder Net50 Subaccount
Class A	12/31/2005	$1,597	$(2,236)	$(639)
	12/31/2004	2,686	(4,446)	(1,760)
Class B	12/31/2005	6,410	(13,585)	(7,175)
	12/31/2004	15,753	(20,385)	(4,632)
Class C	12/31/2005	1,017	(2,083)	(1,066)
	12/31/2004	2,343	(1,991)	352
Class D	12/31/2005	451	(255)	196
	12/31/2004	232	(126)	106
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	126	(387)	(261)
	12/31/2004	839	(567)	272
Class G	12/31/2005	1	(90)	(89)
	12/31/2004	220	(253)	(33)
Class H	12/31/2005	18	(93)	(75)
	12/31/2004	168	(129)	39
Class I	12/31/2005	0	0	0
	12/31/2004	0	0	0

WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2005	6,934	(3,647)	3,287
	12/31/2004	4,214	(2,759)	1,455
Class B	12/31/2005	16,123	(16,227)	(104)
	12/31/2004	19,458	(11,417)	8,041
Class C	12/31/2005	2,031	(3,317)	(1,286)
	12/31/2004	4,986	(2,458)	2,528
Class D	12/31/2005	216	(243)	(27)
	12/31/2004	142	(157)	(15)
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	379	(554)	(175)
	12/31/2004	622	(249)	373
Class G	12/31/2005	79	(18)	61
	12/31/2004	174	(92)	82
Class H	12/31/2005	106	(95)	11
	12/31/2004	91	(26)	65
Class I	12/31/2005	3	(28)	(25)
	12/31/2004	8	0	8

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2005	879	1,178	(1,087)	970
	12/31/2004	942	616	(679)	879
Class B	12/31/2005	3,800	4,683	(4,448)	4,035
	12/31/2004	3,556	2,218	(1,974)	3,800
Class C	12/31/2005	1,176	588	(710)	1,054
	12/31/2004	1,054	590	(468)	1,176
Class D	12/31/2005	135	143	(197)	81
	12/31/2004	99	74	(38)	135
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	43	40	(36)	47
	12/31/2004	43	45	(45)	43
Class G	12/31/2005	15	48	(56)	7
	12/31/2004	9	27	(21)	15
Class H	12/31/2005	15	7	(12)	10
	12/31/2004	12	21	(18)	15
Class I	12/31/2005	3	0	(2)	1
	12/31/2004	2	1	0	3

WRL Salomon All Cap Subaccount
Class A	12/31/2005	1,444	341	(622)	1,163
	12/31/2004	1,750	350	(656)	1,444
Class B	12/31/2005	7,044	956	(2,590)	5,410
	12/31/2004	8,431	1,251	(2,638)	7,044
Class C	12/31/2005	843	130	(343)	630
	12/31/2004	981	300	(438)	843
Class D	12/31/2005	112	55	(63)	104
	12/31/2004	114	20	(22)	112
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	63	3	(33)	33
	12/31/2004	42	35	(14)	63
Class G	12/31/2005	18	9	(14)	13
	12/31/2004	12	16	(10)	18
Class H	12/31/2005	5	3	(3)	5
	12/31/2004	4	4	(3)	5
Class I	12/31/2005	3	0	(2)	1
	12/31/2004	2	1	0	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2005	$14,637	$(13,242)	$1,395
	12/31/2004	7,053	(7,543)	(490)
Class B	12/31/2005	57,625	(53,707)	3,918
	12/31/2004	24,999	(21,723)	3,276
Class C	12/31/2005	5,852	(6,952)	(1,100)
	12/31/2004	5,467	(4,227)	1,240
Class D	12/31/2005	1,427	(1,965)	(538)
	12/31/2004	685	(345)	340
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	611	(533)	78
	12/31/2004	624	(598)	26
Class G	12/31/2005	717	(850)	(133)
	12/31/2004	373	(275)	98
Class H	12/31/2005	107	(178)	(71)
	12/31/2004	282	(240)	42
Class I	12/31/2005	0	(34)	(34)
	12/31/2004	12	0	12

WRL Salomon All Cap Subaccount
Class A	12/31/2005	4,927	(8,877)	(3,950)
	12/31/2004	4,780	(8,945)	(4,165)
Class B	12/31/2005	13,689	(36,641)	(22,952)
	12/31/2004	17,090	(35,658)	(18,568)
Class C	12/31/2005	1,687	(4,350)	(2,663)
	12/31/2004	3,706	(5,344)	(1,638)
Class D	12/31/2005	722	(819)	(97)
	12/31/2004	248	(270)	(22)
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	38	(454)	(416)
	12/31/2004	468	(185)	283
Class G	12/31/2005	124	(191)	(67)
	12/31/2004	211	(136)	75
Class H	12/31/2005	39	(43)	(4)
	12/31/2004	58	(45)	13
Class I	12/31/2005	1	(31)	(30)
	12/31/2004	11	0	11

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL J.P. Morgan Mid Cap Value Subaccount
Class A	12/31/2005	656	689	(742)	603
	12/31/2004	551	351	(246)	656
Class B	12/31/2005	3,072	2,315	(2,578)	2,809
	12/31/2004	3,201	1,207	(1,336)	3,072
Class C	12/31/2005	675	335	(417)	593
	12/31/2004	639	385	(349)	675
Class D	12/31/2005	85	28	(34)	79
	12/31/2004	65	39	(19)	85
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	14	12	(5)	21
	12/31/2004	13	10	(9)	14
Class G	12/31/2005	11	12	(14)	9
	12/31/2004	5	19	(13)	11
Class H	12/31/2005	6	10	(8)	8
	12/31/2004	4	9	(7)	6
Class I	12/31/2005	2	0	0	2
	12/31/2004	2	0	0	2

WRL Great Companies - AmericaSM Subaccount
Class A	12/31/2005	2,434	822	(1,143)	2,113
	12/31/2004	1,561	1,815	(942)	2,434
Class B	12/31/2005	14,335	1,023	(6,356)	9,002
	12/31/2004	10,960	8,940	(5,565)	14,335
Class C	12/31/2005	2,335	123	(987)	1,471
	12/31/2004	2,615	698	(978)	2,335
Class D	12/31/2005	277	19	(73)	223
	12/31/2004	168	215	(106)	277
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	65	8	(41)	32
	12/31/2004	22	57	(14)	65
Class G	12/31/2005	9	5	(9)	5
	12/31/2004	5	11	(7)	9
Class H	12/31/2005	7	5	(4)	8
	12/31/2004	4	7	(4)	7
Class I	12/31/2005	2	0	0	2
	12/31/2004	2	0	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL J.P. Morgan Mid Cap Value Subaccount
Class A	12/31/2005	$10,082	$(11,027)	$(945)
	12/31/2004	4,670	(3,178)	1,492
Class B	12/31/2005	33,276	(37,278)	(4,002)
	12/31/2004	15,507	(17,207)	(1,700)
Class C	12/31/2005	4,725	(5,958)	(1,233)
	12/31/2004	4,869	(4,397)	472
Class D	12/31/2005	395	(478)	(83)
	12/31/2004	495	(251)	244
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	178	(82)	96
	12/31/2004	125	(118)	7
Class G	12/31/2005	184	(206)	(22)
	12/31/2004	242	(168)	74
Class H	12/31/2005	145	(117)	28
	12/31/2004	114	(92)	22
Class I	12/31/2005	0	(3)	(3)
	12/31/2004	2	0	2

WRL Great Companies - AmericaSM Subaccount
Class A	12/31/2005	7,800	(10,791)	(2,991)
	12/31/2004	16,892	(8,666)	8,226
Class B	12/31/2005	9,594	(59,670)	(50,076)
	12/31/2004	82,696	(50,947)	31,749
Class C	12/31/2005	1,143	(9,166)	(8,023)
	12/31/2004	6,383	(8,862)	(2,479)
Class D	12/31/2005	169	(667)	(498)
	12/31/2004	1,956	(955)	1,001
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	94	(474)	(380)
	12/31/2004	651	(159)	492
Class G	12/31/2005	50	(100)	(50)
	12/31/2004	130	(87)	43
Class H	12/31/2005	60	(46)	14
	12/31/2004	82	(53)	29
Class I	12/31/2005	0	(2)	(2)
	12/31/2004	5	0	5

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Great Companies - TechnologySM Subaccount
Class A	12/31/2005	916	892	(1,124)	684
	12/31/2004	1,199	438	(721)	916
Class B	12/31/2005	5,230	2,911	(4,987)	3,154
	12/31/2004	7,365	1,411	(3,546)	5,230
Class C	12/31/2005	1,686	609	(1,070)	1,225
	12/31/2004	1,996	490	(800)	1,686
Class D	12/31/2005	112	348	(336)	124
	12/31/2004	152	69	(109)	112
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	24	1	(11)	14
	12/31/2004	28	17	(21)	24
Class G	12/31/2005	4	14	(16)	2
	12/31/2004	8	4	(8)	4
Class H	12/31/2005	11	5	(10)	6
	12/31/2004	9	9	(7)	11
Class I	12/31/2005	2	0	0	2
	12/31/2004	2	0	0	2

WRL Asset Allocation - Conservative Portfolio Subaccount
Class A	12/31/2005	1,357	700	(616)	1,441
	12/31/2004	1,476	318	(437)	1,357
Class B	12/31/2005	6,518	1,769	(2,459)	5,828
	12/31/2004	5,842	3,044	(2,368)	6,518
Class C	12/31/2005	2,772	906	(829)	2,849
	12/31/2004	2,700	718	(646)	2,772
Class D	12/31/2005	927	209	(214)	922
	12/31/2004	888	128	(89)	927
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	421	15	(115)	321
	12/31/2004	302	194	(75)	421
Class G	12/31/2005	186	34	(82)	138
	12/31/2004	87	187	(88)	186
Class H	12/31/2005	31	1	(3)	29
	12/31/2004	12	30	(11)	31
Class I	12/31/2005	6	6	(2)	10
	12/31/2004	7	2	(3)	6

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Great Companies - TechnologySM Subaccount
Class A	12/31/2005	$3,445	$(4,382)	$(937)
	12/31/2004	1,706	(2,750)	(1,044)
Class B	12/31/2005	11,115	(19,170)	(8,055)
	12/31/2004	5,413	(13,373)	(7,960)
Class C	12/31/2005	2,268	(4,034)	(1,766)
	12/31/2004	1,861	(2,983)	(1,122)
Class D	12/31/2005	1,293	(1,280)	13
	12/31/2004	262	(396)	(134)
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	12	(150)	(138)
	12/31/2004	231	(278)	(47)
Class G	12/31/2005	180	(212)	(32)
	12/31/2004	55	(113)	(58)
Class H	12/31/2005	66	(142)	(76)
	12/31/2004	124	(99)	25
Class I	12/31/2005	1	(6)	(5)
	12/31/2004	4	0	4

WRL Asset Allocation - Conservative Portfolio Subaccount
Class A	12/31/2005	8,306	(7,336)	970
	12/31/2004	3,538	(4,882)	(1,344)
Class B	12/31/2005	20,829	(29,157)	(8,328)
	12/31/2004	33,703	(26,592)	7,111
Class C	12/31/2005	10,639	(9,771)	868
	12/31/2004	7,966	(7,122)	844
Class D	12/31/2005	2,413	(2,496)	(83)
	12/31/2004	1,414	(996)	418
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	190	(1,437)	(1,247)
	12/31/2004	2,279	(886)	1,393
Class G	12/31/2005	415	(1,017)	(602)
	12/31/2004	2,191	(1,037)	1,154
Class H	12/31/2005	14	(36)	(22)
	12/31/2004	356	(126)	230
Class I	12/31/2005	71	(22)	49
	12/31/2004	19	(31)	(12)

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Asset Allocation - Moderate Portfolio Subaccount
Class A	12/31/2005	4,570	1,970	(1,602)	4,938
	12/31/2004	3,690	2,240	(1,360)	4,570
Class B	12/31/2005	21,341	5,603	(5,839)	21,105
	12/31/2004	19,088	7,155	(4,902)	21,341
Class C	12/31/2005	6,908	1,852	(1,449)	7,311
	12/31/2004	6,596	1,694	(1,382)	6,908
Class D	12/31/2005	859	265	(151)	973
	12/31/2004	804	156	(101)	859
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	677	86	(115)	648
	12/31/2004	524	325	(172)	677
Class G	12/31/2005	249	30	(31)	248
	12/31/2004	174	200	(125)	249
Class H	12/31/2005	164	130	(7)	287
	12/31/2004	80	89	(5)	164
Class I	12/31/2005	17	6	(5)	18
	12/31/2004	11	11	(5)	17

WRL Asset Allocation - Moderate Growth Portfolio Subaccount
Class A	12/31/2005	4,726	2,869	(1,574)	6,021
	12/31/2004	3,477	2,413	(1,164)	4,726
Class B	12/31/2005	22,389	6,140	(5,722)	22,807
	12/31/2004	18,300	8,186	(4,097)	22,389
Class C	12/31/2005	6,056	1,552	(1,580)	6,028
	12/31/2004	5,385	1,908	(1,237)	6,056
Class D	12/31/2005	817	166	(188)	795
	12/31/2004	826	95	(104)	817
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	634	80	(70)	644
	12/31/2004	454	352	(172)	634
Class G	12/31/2005	240	19	(21)	238
	12/31/2004	188	122	(70)	240
Class H	12/31/2005	78	48	(17)	109
	12/31/2004	18	66	(6)	78
Class I	12/31/2005	65	4	(11)	58
	12/31/2004	20	53	(8)	65

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Asset Allocation - Moderate Portfolio Subaccount
Class A	12/31/2005	$23,592	$(19,103)	$4,489
	12/31/2004	24,651	(14,930)	9,721
Class B	12/31/2005	66,336	(69,393)	(3,057)
	12/31/2004	78,798	(53,973)	24,825
Class C	12/31/2005	21,765	(17,083)	4,682
	12/31/2004	18,414	(15,041)	3,373
Class D	12/31/2005	3,059	(1,757)	1,302
	12/31/2004	1,679	(1,091)	588
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	1,119	(1,496)	(377)
	12/31/2004	3,937	(2,074)	1,863
Class G	12/31/2005	383	(407)	(24)
	12/31/2004	2,395	(1,494)	901
Class H	12/31/2005	1,653	(88)	1,565
	12/31/2004	1,069	(57)	1,012
Class I	12/31/2005	78	(67)	11
	12/31/2004	136	(58)	78

WRL Asset Allocation - Moderate Growth Portfolio Subaccount
Class A	12/31/2005	34,754	(18,898)	15,856
	12/31/2004	26,305	(12,607)	13,698
Class B	12/31/2005	73,516	(68,782)	4,734
	12/31/2004	89,244	(44,495)	44,749
Class C	12/31/2005	18,381	(18,643)	(262)
	12/31/2004	20,634	(13,398)	7,236
Class D	12/31/2005	1,925	(2,194)	(269)
	12/31/2004	1,015	(1,098)	(83)
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	1,101	(963)	138
	12/31/2004	4,379	(2,131)	2,248
Class G	12/31/2005	253	(285)	(32)
	12/31/2004	1,515	(855)	660
Class H	12/31/2005	635	(231)	404
	12/31/2004	816	(79)	737
Class I	12/31/2005	49	(133)	(84)
	12/31/2004	659	(93)	566

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Asset Allocation - Growth Portfolio Subaccount
Class A	12/31/2005	1,991	1,535	(1,160)	2,366
	12/31/2004	1,682	1,177	(868)	1,991
Class B	12/31/2005	12,181	3,701	(3,554)	12,328
	12/31/2004	9,124	5,909	(2,852)	12,181
Class C	12/31/2005	3,669	1,776	(1,606)	3,839
	12/31/2004	3,272	1,409	(1,012)	3,669
Class D	12/31/2005	175	184	(194)	165
	12/31/2004	295	116	(236)	175
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	272	58	(39)	291
	12/31/2004	150	176	(54)	272
Class G	12/31/2005	96	10	(12)	94
	12/31/2004	74	87	(65)	96
Class H	12/31/2005	94	22	(12)	104
	12/31/2004	62	59	(27)	94
Class I	12/31/2005	10	1	0	11
	12/31/2004	5	11	(6)	10

WRL PIMCO Total Return Subaccount
Class A	12/31/2005	906	397	(359)	944
	12/31/2004	1,065	1,108	(1,267)	906
Class B	12/31/2005	2,996	1,010	(1,218)	2,788
	12/31/2004	3,564	1,081	(1,649)	2,996
Class C	12/31/2005	834	145	(238)	741
	12/31/2004	864	598	(628)	834
Class D	12/31/2005	100	12	(34)	78
	12/31/2004	115	21	(36)	100
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	101	14	(26)	89
	12/31/2004	54	70	(23)	101
Class G	12/31/2005	8	29	(23)	14
	12/31/2004	7	7	(6)	8
Class H	12/31/2005	17	9	(16)	10
	12/31/2004	17	2	(2)	17
Class I	12/31/2005	3	0	(2)	1
	12/31/2004	3	0	0	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Asset Allocation - Growth Portfolio Subaccount
Class A	12/31/2005	$18,698	$(14,123)	$4,575
	12/31/2004	12,648	(9,089)	3,559
Class B	12/31/2005	44,564	(42,559)	2,005
	12/31/2004	63,633	(30,346)	33,287
Class C	12/31/2005	21,265	(19,074)	2,191
	12/31/2004	15,009	(10,520)	4,489
Class D	12/31/2005	2,136	(2,222)	(86)
	12/31/2004	1,242	(2,426)	(1,184)
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	850	(560)	290
	12/31/2004	2,272	(686)	1,586
Class G	12/31/2005	145	(184)	(39)
	12/31/2004	1,124	(821)	303
Class H	12/31/2005	308	(174)	134
	12/31/2004	750	(325)	425
Class I	12/31/2005	15	(4)	11
	12/31/2004	130	(78)	52

WRL PIMCO Total Return Subaccount
Class A	12/31/2005	4,507	(4,064)	443
	12/31/2004	12,339	(13,751)	(1,412)
Class B	12/31/2005	11,387	(13,722)	(2,335)
	12/31/2004	11,915	(18,092)	(6,177)
Class C	12/31/2005	1,619	(2,652)	(1,033)
	12/31/2004	6,601	(6,802)	(201)
Class D	12/31/2005	139	(379)	(240)
	12/31/2004	231	(395)	(164)
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	150	(274)	(124)
	12/31/2004	722	(231)	491
Class G	12/31/2005	299	(240)	59
	12/31/2004	76	(58)	18
Class H	12/31/2005	97	(164)	(67)
	12/31/2004	20	(21)	(1)
Class I	12/31/2005	1	(21)	(20)
	12/31/2004	1	0	1

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Transamerica Balanced Subaccount
Class A	12/31/2005	266	170	(136)	300
	12/31/2004	269	91	(94)	266
Class B	12/31/2005	1,174	302	(482)	994
	12/31/2004	1,219	466	(511)	1,174
Class C	12/31/2005	333	127	(186)	274
	12/31/2004	320	181	(168)	333
Class D	12/31/2005	30	2	(9)	23
	12/31/2004	38	8	(16)	30
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	20	3	(5)	18
	12/31/2004	32	9	(21)	20
Class G	12/31/2005	3	5	(6)	2
	12/31/2004	4	4	(5)	3
Class H	12/31/2005	5	1	(2)	4
	12/31/2004	2	3	0	5
Class I	12/31/2005	2	0	0	2
	12/31/2004	2	0	0	2

WRL Transamerica Convertible Securities Subaccount
Class A	12/31/2005	124	157	(126)	155
	12/31/2004	131	63	(70)	124
Class B	12/31/2005	1,086	364	(506)	944
	12/31/2004	873	776	(563)	1,086
Class C	12/31/2005	296	82	(85)	293
	12/31/2004	210	162	(76)	296
Class D	12/31/2005	9	2	(3)	8
	12/31/2004	9	11	(11)	9
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	45	24	(9)	60
	12/31/2004	26	35	(16)	45
Class G	12/31/2005	4	6	(5)	5
	12/31/2004	2	32	(30)	4
Class H	12/31/2005	10	6	(10)	6
	12/31/2004	12	0	(2)	10
Class I	12/31/2005	2	0	0	2
	12/31/2004	2	0	0	2

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica Balanced Subaccount
Class A	12/31/2005	$1,988	$(1,599)	$389
	12/31/2004	974	(1,005)	(31)
Class B	12/31/2005	3,462	(5,625)	(2,163)
	12/31/2004	4,988	(5,460)	(472)
Class C	12/31/2005	1,451	(2,166)	(715)
	12/31/2004	1,910	(1,780)	130
Class D	12/31/2005	22	(106)	(84)
	12/31/2004	86	(177)	(91)
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	34	(57)	(23)
	12/31/2004	103	(228)	(125)
Class G	12/31/2005	58	(70)	(12)
	12/31/2004	42	(51)	(9)
Class H	12/31/2005	16	(33)	(17)
	12/31/2004	34	(1)	33
Class I	12/31/2005	0	0	0
	12/31/2004	0	0	0

WRL Transamerica Convertible Securities Subaccount
Class A	12/31/2005	1,951	(1,562)	389
	12/31/2004	735	(808)	(73)
Class B	12/31/2005	4,451	(6,173)	(1,722)
	12/31/2004	8,993	(6,528)	2,465
Class C	12/31/2005	1,016	(1,038)	(22)
	12/31/2004	1,893	(894)	999
Class D	12/31/2005	26	(36)	(10)
	12/31/2004	122	(127)	(5)
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	304	(113)	191
	12/31/2004	423	(192)	231
Class G	12/31/2005	76	(73)	3
	12/31/2004	374	(356)	18
Class H	12/31/2005	79	(131)	(52)
	12/31/2004	0	(25)	(25)
Class I	12/31/2005	0	0	0
	12/31/2004	2	(1)	1

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Transamerica Equity Subaccount
Class A	12/31/2005	3,945	1,464	(1,527)	3,882
	12/31/2004	1,276	3,710	(1,041)	3,945
Class B	12/31/2005	17,090	2,617	(6,034)	13,673
	12/31/2004	2,829	18,091	(3,830)	17,090
Class C	12/31/2005	1,607	411	(691)	1,327
	12/31/2004	910	1,037	(340)	1,607
Class D	12/31/2005	154	134	(100)	188
	12/31/2004	43	141	(30)	154
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	93	21	(24)	90
	12/31/2004	54	91	(52)	93
Class G	12/31/2005	30	29	(26)	33
	12/31/2004	17	30	(17)	30
Class H	12/31/2005	32	14	(21)	25
	12/31/2004	7	35	(10)	32
Class I	12/31/2005	2	0	0	2
	12/31/2004	2	0	0	2

WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/2005	1,016	468	(383)	1,101
	12/31/2004	575	877	(436)	1,016
Class B	12/31/2005	4,831	857	(1,628)	4,060
	12/31/2004	1,398	4,913	(1,480)	4,831
Class C	12/31/2005	689	193	(220)	662
	12/31/2004	330	593	(234)	689
Class D	12/31/2005	56	18	(18)	56
	12/31/2004	23	47	(14)	56
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	55	19	(11)	63
	12/31/2004	29	38	(12)	55
Class G	12/31/2005	24	18	(17)	25
	12/31/2004	4	29	(9)	24
Class H	12/31/2005	14	4	(11)	7
	12/31/2004	2	14	(2)	14
Class I	12/31/2005	3	5	(3)	5
	12/31/2004	2	1	0	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica Equity Subaccount
Class A	12/31/2005	$19,542	$(19,621)	$(79)
	12/31/2004	41,743	(11,751)	29,992
Class B	12/31/2005	35,453	(78,131)	(42,678)
	12/31/2004	203,056	(43,406)	159,650
Class C	12/31/2005	5,566	(8,710)	(3,144)
	12/31/2004	11,753	(3,838)	7,915
Class D	12/31/2005	1,871	(1,333)	538
	12/31/2004	1,573	(339)	1,234
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	290	(332)	(42)
	12/31/2004	1,132	(657)	475
Class G	12/31/2005	433	(371)	62
	12/31/2004	374	(210)	164
Class H	12/31/2005	203	(299)	(96)
	12/31/2004	449	(132)	317
Class I	12/31/2005	2	0	2
	12/31/2004	6	0	6

WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/2005	5,685	(4,540)	1,145
	12/31/2004	9,562	(4,708)	4,854
Class B	12/31/2005	10,289	(19,196)	(8,907)
	12/31/2004	53,227	(15,873)	37,354
Class C	12/31/2005	2,307	(2,575)	(268)
	12/31/2004	6,431	(2,531)	3,900
Class D	12/31/2005	209	(205)	4
	12/31/2004	506	(144)	362
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	281	(159)	122
	12/31/2004	503	(155)	348
Class G	12/31/2005	259	(247)	12
	12/31/2004	369	(119)	250
Class H	12/31/2005	64	(157)	(93)
	12/31/2004	183	(35)	148
Class I	12/31/2005	64	(42)	22
	12/31/2004	7	0	7

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Capital Guardian Value Subaccount
Class A	12/31/2005	1,204	514	(557)	1,161
	12/31/2004	772	754	(322)	1,204
Class B	12/31/2005	2,482	948	(912)	2,518
	12/31/2004	1,700	1,251	(469)	2,482
Class C	12/31/2005	992	176	(304)	864
	12/31/2004	808	340	(156)	992
Class D	12/31/2005	123	27	(36)	114
	12/31/2004	98	41	(16)	123
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	67	13	(53)	27
	12/31/2004	39	42	(14)	67
Class G	12/31/2005	10	7	(8)	9
	12/31/2004	5	11	(6)	10
Class H	12/31/2005	6	1	(5)	2
	12/31/2004	7	1	(2)	6
Class I	12/31/2005	2	0	0	2
	12/31/2004	2	0	0	2

WRL Transamerica Small/Mid Cap Value Subaccount
Class A	12/31/2005	37	731	(67)	701
	12/31/2004	0	37	0	37
Class B	12/31/2005	339	1,232	(447)	1,124
	12/31/2004	0	344	(5)	339
Class C	12/31/2005	157	476	(126)	507
	12/31/2004	0	158	(1)	157
Class D	12/31/2005	2	37	(8)	31
	12/31/2004	0	2	0	2
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	5	8	(3)	10
	12/31/2004	0	5	0	5
Class G	12/31/2005	4	21	(16)	9
	12/31/2004	0	4	0	4
Class H	12/31/2005	3	9	(4)	8
	12/31/2004	0	4	(1)	3
Class I	12/31/2005	3	0	0	3
	12/31/2004	0	3	0	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Capital Guardian Value Subaccount
Class A	12/31/2005	$6,283	$(6,761)	$(478)
	12/31/2004	8,168	(3,500)	4,668
Class B	12/31/2005	11,423	(11,096)	327
	12/31/2004	13,648	(5,076)	8,572
Class C	12/31/2005	2,104	(3,675)	(1,571)
	12/31/2004	3,654	(1,696)	1,958
Class D	12/31/2005	327	(429)	(102)
	12/31/2004	433	(169)	264
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	194	(786)	(592)
	12/31/2004	573	(191)	382
Class G	12/31/2005	101	(117)	(16)
	12/31/2004	149	(78)	71
Class H	12/31/2005	8	(74)	(66)
	12/31/2004	12	(27)	(15)
Class I	12/31/2005	5	(9)	(4)
	12/31/2004	1	(1)	0

WRL Transamerica Small/Mid Cap Value Subaccount
Class A	12/31/2005	8,798	(770)	8,028
	12/31/2004	364	(2)	362
Class B	12/31/2005	15,055	(5,445)	9,610
	12/31/2004	3,723	(59)	3,664
Class C	12/31/2005	5,593	(1,427)	4,166
	12/31/2004	1,629	(9)	1,620
Class D	12/31/2005	421	(91)	330
	12/31/2004	0	0	0
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	105	(35)	70
	12/31/2004	20	0	20
Class G	12/31/2005	261	(205)	56
	12/31/2004	13	(1)	12
Class H	12/31/2005	100	(45)	55
	12/31/2004	13	(9)	4
Class I	12/31/2005	8	0	8
	12/31/2004	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/2005	133	78	(98)	113
	12/31/2004	171	62	(100)	133
Class B	12/31/2005	581	368	(419)	530
	12/31/2004	835	331	(585)	581
Class C	12/31/2005	274	56	(95)	235
	12/31/2004	325	104	(155)	274
Class D	12/31/2005	32	5	(14)	23
	12/31/2004	50	6	(24)	32
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	9	17	(1)	25
	12/31/2004	17	4	(12)	9
Class G	12/31/2005	3	10	(2)	11
	12/31/2004	5	0	(2)	3
Class H	12/31/2005	5	8	(5)	8
	12/31/2004	6	1	(2)	5
Class I	12/31/2005	2	2	(2)	2
	12/31/2004	2	0	0	2

WRL JP Morgan Enhanced Index Subaccount
Class A	12/31/2005	279	147	(183)	243
	12/31/2004	178	212	(111)	279
Class B	12/31/2005	746	342	(430)	658
	12/31/2004	444	466	(164)	746
Class C	12/31/2005	273	94	(111)	256
	12/31/2004	210	149	(86)	273
Class D	12/31/2005	50	50	(42)	58
	12/31/2004	41	28	(19)	50
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	21	1	(12)	10
	12/31/2004	14	17	(10)	21
Class G	12/31/2005	16	43	(36)	23
	12/31/2004	46	42	(72)	16
Class H	12/31/2005	4	0	(3)	1
	12/31/2004	5	4	(5)	4
Class I	12/31/2005	3	0	(2)	1
	12/31/2004	2	1	0	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/2005	$849	$(1,070)	$(221)
	12/31/2004	666	(1,069)	(403)
Class B	12/31/2005	3,991	(4,533)	(542)
	12/31/2004	3,531	(6,235)	(2,704)
Class C	12/31/2005	600	(1,019)	(419)
	12/31/2004	1,106	(1,643)	(537)
Class D	12/31/2005	53	(149)	(96)
	12/31/2004	63	(259)	(196)
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	177	(10)	167
	12/31/2004	39	(119)	(80)
Class G	12/31/2005	103	(25)	78
	12/31/2004	0	(20)	(20)
Class H	12/31/2005	76	(49)	27
	12/31/2004	18	(21)	(3)
Class I	12/31/2005	23	(21)	2
	12/31/2004	0	0	0

WRL JP Morgan Enhanced Index Subaccount
Class A	12/31/2005	1,645	(1,989)	(344)
	12/31/2004	2,252	(1,142)	1,110
Class B	12/31/2005	3,822	(4,772)	(950)
	12/31/2004	4,881	(1,701)	3,180
Class C	12/31/2005	1,035	(1,215)	(180)
	12/31/2004	1,565	(894)	671
Class D	12/31/2005	543	(441)	102
	12/31/2004	294	(194)	100
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	7	(151)	(144)
	12/31/2004	214	(127)	87
Class G	12/31/2005	569	(476)	93
	12/31/2004	523	(881)	(358)
Class H	12/31/2005	5	(44)	(39)
	12/31/2004	45	(60)	(15)
Class I	12/31/2005	0	(27)	(27)
	12/31/2004	14	0	14

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
WRL MFS High Yield Subaccount
Class A	12/31/2005	124	362	(282)	204
	12/31/2004	83	128	(87)	124
Class B	12/31/2005	817	2,076	(1,619)	1,274
	12/31/2004	843	1,358	(1,384)	817
Class C	12/31/2005	87	267	(206)	148
	12/31/2004	37	149	(99)	87
Class D	12/31/2005	19	36	(36)	19
	12/31/2004	6	37	(24)	19
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	4	50	(10)	44
	12/31/2004	2	2	0	4
Class G	12/31/2005	6	2	(3)	5
	12/31/2004	2	40	(36)	6
Class H	12/31/2005	3	1	(3)	1
	12/31/2004	4	1	(2)	3
Class I	12/31/2005	3	8	(3)	8
	12/31/2004	2	1	0	3

WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/2005	784	330	(250)	864
	12/31/2004	567	383	(166)	784
Class B	12/31/2005	1,904	506	(884)	1,526
	12/31/2004	1,573	867	(536)	1,904
Class C	12/31/2005	414	83	(98)	399
	12/31/2004	373	96	(55)	414
Class D	12/31/2005	37	6	(21)	22
	12/31/2004	28	18	(9)	37
Class E	12/31/2005	0	0	0	0
	12/31/2004	0	0	0	0
Class F	12/31/2005	43	11	(38)	16
	12/31/2004	16	42	(15)	43
Class G	12/31/2005	11	3	(6)	8
	12/31/2004	6	7	(2)	11
Class H	12/31/2005	3	1	(2)	2
	12/31/2004	2	1	0	3
Class I	12/31/2005	3	0	(2)	1
	12/31/2004	2	1	0	3

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL MFS High Yield Subaccount
Class A	12/31/2005	$4,250	$(3,318)	$932
	12/31/2004	1,433	(959)	474
Class B	12/31/2005	24,270	(18,967)	5,303
	12/31/2004	15,065	(15,174)	(109)
Class C	12/31/2005	3,101	(2,396)	705
	12/31/2004	1,650	(1,090)	560
Class D	12/31/2005	419	(416)	3
	12/31/2004	416	(259)	157
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	591	(113)	478
	12/31/2004	20	0	20
Class G	12/31/2005	21	(38)	(17)
	12/31/2004	454	(416)	38
Class H	12/31/2005	15	(38)	(23)
	12/31/2004	12	(23)	(11)
Class I	12/31/2005	91	(30)	61
	12/31/2004	11	0	11

WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/2005	3,874	(2,923)	951
	12/31/2004	4,246	(1,815)	2,431
Class B	12/31/2005	5,841	(10,165)	(4,324)
	12/31/2004	9,583	(5,841)	3,742
Class C	12/31/2005	968	(1,118)	(150)
	12/31/2004	1,044	(601)	443
Class D	12/31/2005	64	(241)	(177)
	12/31/2004	204	(95)	109
Class E	12/31/2005	0	0	0
	12/31/2004	0	0	0
Class F	12/31/2005	142	(523)	(381)
	12/31/2004	546	(188)	358
Class G	12/31/2005	35	(75)	(40)
	12/31/2004	92	(30)	62
Class H	12/31/2005	22	(29)	(7)
	12/31/2004	8	0	8
Class I	12/31/2005	0	(28)	(28)
	12/31/2004	11	0	11

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—EQUITY TRANSACTIONS

                  (All amounts in thousands)

Unit Activity:

	Year Ended	Units Outstanding- Beginning of Year	Units Issued	Units Redeemed	Units Outstanding- End of Year
Fidelity VIP Index 500 Portfolio Subaccount
Class H	12/31/2005	3	1	0	4
	12/31/2004	0	3	0	3
Class I	12/31/2005	3	93	(68)	28
	12/31/2004	0	3	0	3

Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/2005	78	41	(27)	92
	12/31/2004	97	48	(67)	78
Class B	12/31/2005	860	153	(332)	681
	12/31/2004	961	173	(274)	860
Class C	12/31/2005	160	19	(41)	138
	12/31/2004	173	78	(91)	160
Class D	12/31/2005	44	3	(13)	34
	12/31/2004	46	5	(7)	44

Fidelity VIP Contrafundâ Portfolio Subaccount
Class A	12/31/2005	576	814	(286)	1,104
	12/31/2004	432	329	(185)	576
Class B	12/31/2005	2,970	1,166	(892)	3,244
	12/31/2004	2,900	922	(852)	2,970
Class C	12/31/2005	596	330	(131)	795
	12/31/2004	559	153	(116)	596
Class D	12/31/2005	72	31	(22)	81
	12/31/2004	68	15	(11)	72

Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/2005	814	54	(412)	456
	12/31/2004	948	224	(358)	814
Class B	12/31/2005	2,094	150	(669)	1,575
	12/31/2004	2,414	461	(781)	2,094
Class C	12/31/2005	512	21	(138)	395
	12/31/2004	565	88	(141)	512
Class D	12/31/2005	36	4	(15)	25
	12/31/2004	26	16	(6)	36

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 6—(Continued)

                  (All amounts in thousands)

Capital Unit Transactions:

	Year Ended	Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
Fidelity VIP Index 500 Portfolio Subaccount
Class H	12/31/2005	$6	$(5)	$1
	12/31/2004	5	(1)	4
Class I	12/31/2005	990	(726)	264
	12/31/2004	0	0	0

Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/2005	315	(209)	106
	12/31/2004	343	(475)	(132)
Class B	12/31/2005	1,167	(2,450)	(1,283)
	12/31/2004	1,220	(1,908)	(688)
Class C	12/31/2005	144	(294)	(150)
	12/31/2004	553	(644)	(91)
Class D	12/31/2005	21	(96)	(75)
	12/31/2004	36	(48)	(12)

Fidelity VIP Contrafundâ Portfolio Subaccount
Class A	12/31/2005	8,855	(3,107)	5,748
	12/31/2004	3,099	(1,753)	1,346
Class B	12/31/2005	12,675	(9,620)	3,055
	12/31/2004	8,702	(7,952)	750
Class C	12/31/2005	3,544	(1,408)	2,136
	12/31/2004	1,443	(1,091)	352
Class D	12/31/2005	318	(232)	86
	12/31/2004	144	(104)	40

Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/2005	635	(4,784)	(4,149)
	12/31/2004	2,467	(3,907)	(1,440)
Class B	12/31/2005	1,758	(7,783)	(6,025)
	12/31/2004	5,051	(8,518)	(3,467)
Class C	12/31/2005	250	(1,581)	(1,331)
	12/31/2004	945	(1,511)	(566)
Class D	12/31/2005	48	(176)	(128)
	12/31/2004	172	(60)	112

WRL Series Annuity Account

Notes to the Financial Statements (continued)

At December 31, 2005

NOTE 7—REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. The separate accounts are not believed to be the focus of any regulatory inquiry. However, as part of an ongoing investigation regarding market timing and other compliance issues affecting the Company and certain of its affiliates, the staff of the U.S. Securities and Exchange Commission has indicated that it is likely to take some action against the Company and certain of its affiliates. Although it is not anticipated that these developments will have an adverse impact on the separate account, there can be no assurance at this time. Please refer to footnote number 14 of the Western Reserve Life financial statements for more information about this matter.

WRL Series Annuity Account

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) are included in Part B.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Western Reserve establishing the separate account. 1/

(2)	Not Applicable.

(3)	Distribution of Contracts.

(a)	Master Service and Distribution Compliance Agreement. 1/

(b)	Amendment to Master Service and Distribution Compliance Agreement. 2/

(c)	Form of Broker/Dealer Supervisory and Service Agreement. 2/

(d)	Principal Underwriting Agreement. 2/

(e)	First Amendment to Principal Underwriting Agreement. 2/

(f)	Second Amendment to Principal Underwriting Agreement. 3/

(g)	Third Amendment to Principal Underwriting Agreement. 4/

(4)	(a) Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract. 5/

(b)	Endorsements (END00094, EA122, END00101, END00102, END.88.07.90 and EA121). 1/

(c)	Enhanced Death Benefit Endorsement (EA128). 6/

(d)	Guaranteed Minimum Income Benefit Rider (GIB02). 7/

(e)	Additional Earnings Rider (AER01). 7/

(f)	Additional Earnings Rider (AER02). 8/

(g)	Split Contract Endorsement (EA141). 8/

(h)	Guaranteed Minimum Death Benefit Endorsements

(i)	(EA139A, EA139B). 7/

(ii)	(EA143). 9/

(iii)	(EA145). 8/

(5)	Form of Application for Flexible Payment Variable Accumulation Deferred Annuity Contract. 10/

(6)	(a) Second Amended Articles of Incorporation of Western Reserve. 1/

(b)	Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve. 11/

(b)	Amended Code of Regulations of Western Reserve. 1/

(7)	Reinsurance Agreements. (TIRe) 8/

(8) (a)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. 12/

(b)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund. 13/

(c)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund. 14/

(d)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. 12/

(e)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund II. 13/

(f)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund II. 14/

(g)	Third Amendment dated September 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 15/

(h)	Fourth Amendment dated December 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 3/

(i)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. 12/

(j)	Amendment No. 1 dated March 15, 2000 to Participation Agreement – Variable Insurance Products Fund III. 13/

(k)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund III. 14/

(l)	Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated February 21, 2001 and Amendments thereto 15/

(m)	Amendment No. 21 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated September 1, 2003 3/

(n)	Amendment No. 22 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated December 1, 2003 16/

(o)	Amendment No. 23 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated May 1, 2004. 4/

(o)(1)	Amendment No. 24 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated October 22, 2004. Note 23

(o)(2)	Amendment No. 25 to Participation Agreement (ATST). Note 23

(8) (o)(3)	Amendment No. 26 to Participation Agreement (ATST). Note 25

(p)	Amended and Restated Fund Participation Agreement Between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2004. 4/

(q)	Form of Participation Agreement Among ProFunds and Western Reserve. Note 25
(9)	Opinion and Consent of Counsel. Note 25

(10)	(a) Consent of Counsel. Note 25

(b)	Consent of Independent Registered Public Accounting Firm. Note 25

(c)	Opinion and Consent of Actuary. Note 25

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Schedules for Computation of Performance Quotations. Note 18

(14)	Not Applicable.

(15)	(a) Powers of Attorney. 19/

(b)	Power of Attorney – Ron Wagley and Allan J. Hamilton 4/

(c)	J. Vahl, B, Clancy, P. Reaburn, C. Vermie, A. Hamilton. Note 20 R. Wagley. Note 21 K. Kilbane. Note 22. Arthur Schneider Note 23. Christopher H. Garrett Note 24. Charles T. Boswell and Timmy L. Stonehocker. Note 25.

1/	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
2/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.
3/	This exhibit was previously filed on Pre-Effective Amendment No. 1 for Form N-6 dated October 9, 2003 (File No. 333-107705) and is incorporated herein by reference.
4/	This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-4 dated April 19, 2004 (File No. 333-84773) and is incorporated herein by reference.
5/	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49550) and is incorporated herein by reference.
6/	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated April 22, 1999 (File No. 333-24959) and is incorporated herein by reference.
7/	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.
8/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form N-4 dated April 14, 2003 (File No. 333-93169) and is incorporated herein by reference.
9/	This exhibit was previously filed on Post-Effective Amendment No. 17 to Form N-4 dated April 16, 2003 (File No. 33-49556) and is incorporated herein by reference.
10/	This exhibit was previously filed on Post-Effective Amendment No. 15 to Form N-4 dated April 23, 2002 (File No. 33-49556) and is incorporated herein by reference.
11/	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.
12/	This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.
13/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.
14/	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.
15/	This exhibit was previously filed on the Initial Registration Statement to Form N-4 dated September 5, 2003 (File No. 333-108525) and is incorporated herein by reference.
16/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 dated January 14, 2004 (File No. 333-110315) and is incorporated herein by reference.
17/	This exhibit was previously filed on Post-Effective Amendment No. 10 to Form N-4 dated December 22, 1997 (File No. 33-49550) and is incorporated herein by reference.
18/	This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.
19/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated November 1, 2002 (File No. 333-82705) and is incorporated herein by reference.
20	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-108525) Filed on September 5, 2003.
21	Incorporated herein by reference to Post-EffectiveAmendment No. 1 to Form N-4 Registration Statement (File No. 333-108525) on April 29, 2004.
22	Incorporated herein by reference to Post-EffectiveAmendment No.2 to Form N-4 Registration Statement (File No. 333-108525) Filed on January 7, 2005.
23	Filed with Post Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 33-49550) Filed on April 27, 2005.
24	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-108525) dated December 13, 2005.
25	Filed herewith

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Charles T. Boswell	(2)	Director and Chief Executive Officer
Arthur Schneider	(1)	Director and Senior Vice President
Brenda K. Clancy	(1)	Director and President
Craig D. Vermie	(1)	Senior Vice President Assistant Secretary and Corporate Counsel
Christopher H. Garrett	(1)	Director Actuary, and Chief Financial Officer
Timmy L. Stonehocker	(1)	Director and Chairman of the Board

Allan J. Hamilton	(2)	Vice President, Treasurer, and Controller

(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, Florida 33716

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments

Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments

Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments

Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments

Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments

Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Garnet LIHTC Fund VII, LLC	Delaware	100% Garnet Community Investments VII, LLC	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	100% Garnet Community Investments VIII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Gilwell Company	California	100% Transamerica Corporation	Ground lessee of 517 Washington Street, San Francisco

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	The AEGON Trust owns 350 shares; AEGON U.S. Holding Corp. owns 10 shares	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 42,500 shares Series A Preferred Stock & 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros Brazil	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.	Number of Contract Owners.

As of February 28, 2006, there were 1,783 contract owners.

Item 28.	Indemnification

Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)    Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Lisa Wachendorf	(1)	Vice President and Chief Compliance Officer
Frank A. Camp	(1)	Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Linda Gilmer	(1)	Financial Operations Principal, Treasurer, Controller
Teresa L. Stolba	(1)	Assistant Compliance Officer
Michael C. Massrock	(2)	Vice President
John K. Carter	(2)	Vice President
Kyle A. Kellan	(2)	Vice President
Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President
Carol A. Sterlacci	(2)	Assistant Treasurer
Clifton W. Flenniken, III	(3)	Assistant Treasurer
Phillip S. Eckman	(4)	Director
Paula G. Nelson	(4)	Director

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	600 S. Hwy 169, Suite 1800 Minneapolis, MN 55426

(c)    Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	$1,059,053	0	0	0

(1)	Fiscal Year 2005

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Manager Regulatory Filing Unit, Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.	Section 403(b)(11) Representation

Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

Texas ORP Representation

The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25 day of April, 2006.

WRL Series Annuity Account

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Timmy L. Stonehocker	Director and Chairman of the Board	, 2006

* Charles T. Boswell	Director and Chief Executive Officer	, 2006

* Brenda K. Clancy	Director and President	, 2006

* Christopher H. Garrett	Director, Actuary, and Chief Financial Officer	, 2006

* Arthur Schneider	Director, Senior Vice President, and Chief Tax Officer	, 2006

/s/ CRAIG D. VERMIE Craig D. Vermie	Vice President, Assistant Secretary and Corporate Counsel	April 25, 2006

* Allan J. Hamilton	Controller, Treasurer, and Vice President	, 2006

*By Craig D. Vermie, Attorney-in-Fact

Registration No. 33-49550

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

WRL Series Annuity Account

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
8(o)(3)	Amendment No. 26 to Participation Agreement (ATST)

8(q)	Form of Participation Agreement (ProFunds)

(9)	Opinion and Consent of Counsel

10(a)	Consent of Counsel

(10)(b)	Consent of Independent Registered Public Accounting Firm

(10)(c)	Opinion and Consent of Actuary

15	Power of Attorney

*	Page numbers included only in manually executed original.